UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Allocation
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 49
Notes to Financial Statements 53
Statement of Additional Information 67
Shareholder Information 68

2
franklintempleton.com
Semiannual Report
Franklin Allocation VIP Fund
This semiannual report for Franklin Allocation VIP Fund
covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks capital appreciation, with income as a
secondary goal. Under normal market conditions, the Fund
allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class
by allocating the Fund’s assets among various investment
strategies or sleeves.
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Standard & Poor’s
®
500 Index
(S&P 500
®
), posted a +16.89% total return.
1
The Fund’s
other benchmarks performed as follows: the Bloomberg
U.S. Aggregate Bond Index posted a +2.09% total return,
the MSCI World ex USA Index-NR posted a +11.29% total
return, and the Linked Allocation VIP Fund Benchmark
posted a +9.73% total return.
1,2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Thank you for your participation in Franklin Allocation VIP
Fund. We look forward to serving your future investment
needs.
Portfolio Composition
6/30/23
% of Total Net
Assets
Common Stocks 58.0%
U.S. Government and Agency Securities 16.7%
Corporate Bonds 10.6%
Mortgage-Backed Securities 5.1%
Management Investment Companies 1.9%
Foreign Government and Agency Securities 1.4%
Other
*
2.2%
Short-Term Investments & Other Net Assets 4.1%
Geographic Composition
6/30/23
% of Total
Net Assets
North America 75.5%
Europe 13.2%
Asia 4.6%
Latin America & Caribbean 1.2%
Other 1.4%
Short-Term Investments & Other Net Assets 4.1%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 12.4%
Financial Services, United States
U.S. Treasury Bonds 4.3%
Financial Services, United States
Microsoft Corp. 2.2%
Software, United States
FNMA, 30 Year 2.1%
Financial Services, United States
Apple, Inc. 1.9%
Technology Hardware, Storage & Peripherals,
United States
Schwab U.S. TIPS ETF 1.9%
Capital Markets, United States
FHLMC Pool, 30 Year 1.5%
Financial Services, United States
Amazon.com, Inc. 1.2%
Broadline Retail, United States
NVIDIA Corp. 1.1%
Semiconductors & Semiconductor Equipment,
United States
Meta Platforms, Inc. 1.0%
Interactive Media & Services, United States
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-
throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency). The MSCI World ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Linked Allocation VIP Fund Benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Bond Index
and 20% MSCI World ex USA Index-NR.
The indexes are unmanaged and include reinvestment of any income and distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin Allocation VIP Fund
3
franklintempleton.com
Semiannual Report
1. On May 1, 2019, the Fund’s investment strategies changed. Performance prior to May 1, 2019, is attributable to the Fund’s performance before the strategy change. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
Currency management strategies could result in losses to the Fund if currencies do not perform as expected. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The investment style may become out of favor, which may have a negative impact on performance. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +8.74%
2 +8.76%
4 +8.78%

Your Fund’s Expenses
Franklin Allocation VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,087.40 $2.92 $1,022.00 $2.83 0.56%
2 $1,000 $1,087.60 $4.21 $1,020.76 $4.07 0.81%
4 $1,000 $1,087.80 $4.73 $1,020.27 $4.58 0.91%
1. Expenses are equ al to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.46 $6.02 $5.49 $6.86 $6.37 $7.44
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.08 0.06 0.10 0.11
c
0.23
c
Net realized and unrealized gains (losses) 0.34 (1.03) 0.58 0.45 1.11 (0.89)
Total from investment operations ........ 0.39 (0.95) 0.64 0.55 1.22 (0.66)
Less distributions from:
Net investment income .............. (0.08) (0.10) (0.11) (0.12) (0.27) (0.24)
Net realized gains ................. (0.08) (0.51) — (1.80) (0.46) (0.17)
Total distributions ................... (0.16) (0.61) (0.11) (1.92) (0.73) (0.41)
Net asset value, end of period .......... $4.69 $4.46 $6.02 $5.49 $6.86 $6.37
Total return
d
....................... 8.74% (15.68)% 11.81% 12.19% 20.04% (9.34)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.60% 0.60% 0.44% 0.12%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
f
0.57%
f
0.56%
f
0.55%
f
0.39% 0.10%
Net investment income ............... 2.23% 1.55% 1.04% 1.79% 1.55% 3.13%
Supplemental data
Net assets, end of period (000’s) ........ $806 $648 $841 $811 $842 $984
Portfolio turnover rate ................ 33.97% 107.31% 54.07% 99.02% 170.79% 2.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.97% 107.31% 54.07% 91.62%
g
158.11%
g
2.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.41 $5.96 $5.43 $6.81 $6.32 $7.39
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.06 0.05 0.09 0.09
c
0.21
c
Net realized and unrealized gains (losses) 0.35 (1.02) 0.58 0.43 1.11 (0.89)
Total from investment operations ........ 0.39 (0.96) 0.63 0.52 1.20 (0.68)
Less distributions from:
Net investment income .............. (0.07) (0.08) (0.10) (0.10) (0.25) (0.22)
Net realized gains ................. (0.08) (0.51) — (1.80) (0.46) (0.17)
Total distributions ................... (0.15) (0.59) (0.10) (1.90) (0.71) (0.39)
Net asset value, end of period .......... $4.65 $4.41 $5.96 $5.43 $6.81 $6.32
Total return
d
....................... 8.76% (16.00)% 11.68% 11.74% 19.86% (9.65)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.83% 0.85% 0.85% 0.69% 0.37%
Expenses net of waiver and payments by
affiliates .......................... 0.81%
f
0.82%
f
0.81%
f
0.80%
f
0.64% 0.35%
Net investment income ............... 1.94% 1.29% 0.80% 1.54% 1.30% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $225,832 $223,917 $302,084 $398,620 $403,040 $390,300
Portfolio turnover rate ................ 33.97% 107.31% 54.07% 99.02% 170.79% 2.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.97% 107.31% 54.07% 91.62%
g
158.11%
g
2.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.58 $6.17 $5.62 $6.97 $6.46 $7.53
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.06 0.04 0.08 0.08
c
0.20
c
Net realized and unrealized gains (losses) 0.36 (1.06) 0.60 0.46 1.13 (0.89)
Total from investment operations ........ 0.40 (1.00) 0.64 0.54 1.21 (0.69)
Less distributions from:
Net investment income .............. (0.06) (0.08) (0.09) (0.09) (0.24) (0.21)
Net realized gains ................. (0.08) (0.51) — (1.80) (0.46) (0.17)
Total distributions ................... (0.14) (0.59) (0.09) (1.89) (0.70) (0.38)
Net asset value, end of period .......... $4.84 $4.58 $6.17 $5.62 $6.97 $6.46
Total return
d
....................... 8.78% (16.19)% 11.54% 11.75% 19.56% (9.58)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.93% 0.95% 0.95% 0.79% 0.47%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
f
0.92%
f
0.91%
f
0.90%
f
0.74% 0.45%
Net investment income ............... 1.84% 1.20% 0.70% 1.44% 1.20% 2.78%
Supplemental data
Net assets, end of period (000’s) ........ $349,154 $328,741 $418,751 $409,388 $406,693 $393,385
Portfolio turnover rate ................ 33.97% 107.31% 54.07% 99.02% 170.79% 2.23%
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.97% 107.31% 54.07% 91.62%
g
158.11%
g
2.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Allocation VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.0%
Aerospace & Defense 1.8%
BAE Systems plc ..................................... United Kingdom 41,536 $ 489,761
BWX Technologies, Inc. ................................ United States 3,401 243,410
Dassault Aviation SA ................................... France 3,839 769,218
Lockheed Martin Corp. ................................. United States 3,305 1,521,556
MTU Aero Engines AG ................................. Germany 4,350 1,128,359
Northrop Grumman Corp. ............................... United States 4,821 2,197,412
Raytheon Technologies Corp. ............................ United States 36,018 3,528,323
a
Rolls-Royce Holdings plc ............................... United Kingdom 385,616 741,541
10,619,580
Air Freight & Logistics 0.7%
Deutsche Post AG ..................................... Germany 889 43,443
DSV A/S ............................................ Denmark 6,214 1,305,313
Expeditors International of Washington, Inc. ................. United States 4,672 565,919
Nippon Express Holdings, Inc. ............................ Japan 2,000 112,832
United Parcel Service, Inc., B ............................ United States 11,020 1,975,335
4,002,842
Automobile Components 0.5%
a
Aptiv plc ............................................ United States 4,390 448,175
BorgWarner, Inc. ...................................... United States 2,170 106,135
Bridgestone Corp. ..................................... Japan 2,300 94,501
Continental AG ....................................... Germany 10,263 775,444
a
Forvia .............................................. France 36,705 866,358
Valeo .............................................. France 28,719 617,207
2,907,820
Automobiles 1.0%
Bayerische Motoren Werke AG ........................... Germany 10,904 1,341,392
General Motors Co. .................................... United States 22,913 883,525
Honda Motor Co. Ltd. .................................. Japan 24,000 727,153
Mazda Motor Corp. .................................... Japan 14,200 137,251
Stellantis NV ......................................... United States 26,485 465,670
a
Tesla, Inc. ........................................... United States 6,886 1,802,548
Thor Industries, Inc. ................................... United States 1,227 126,995
5,484,534
Banks 2.8%
b
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 13,700 212,962
AIB Group plc ........................................ Ireland 54,114 227,765
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 52,484 403,256
Bank of America Corp. ................................. United States 65,958 1,892,335
Citigroup, Inc. ........................................ United States 20,151 927,752
a
Danske Bank A/S ..................................... Denmark 7,188 175,089
FinecoBank Banca Fineco SpA ........................... Italy 38,000 511,550
First Citizens BancShares, Inc., A ......................... United States 332 426,105
ING Groep NV ....................................... Netherlands 49,829 671,836
JPMorgan Chase & Co. ................................. United States 26,428 3,843,688
Kasikornbank PCL .................................... Thailand 106,592 391,631
KB Financial Group, Inc. ................................ South Korea 16,867 612,220
Lloyds Banking Group plc ............................... United Kingdom 1,543,245 855,496
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 13,600 100,260
NatWest Group plc .................................... United Kingdom 77,690 237,459
Shinhan Financial Group Co. Ltd. ......................... South Korea 20,652 533,933
Standard Chartered plc ................................. United Kingdom 158,364 1,377,781
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 11,800 505,812
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 82,100 706,060
Swedbank AB, A ...................................... Sweden 23,323 393,542

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
UniCredit SpA ........................................ Italy 26,306 $ 611,765
US Bancorp ......................................... United States 22,340 738,114
16,356,411
Beverages 1.1%
Brown-Forman Corp., B ................................ United States 4,091 273,197
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 44,500 115,149
Carlsberg A/S, B ...................................... Denmark 445 71,265
Coca-Cola HBC AG ................................... Italy 2,899 86,477
Constellation Brands, Inc., A ............................. United States 1,404 345,566
Heineken Holding NV .................................. Netherlands 2,827 246,034
Molson Coors Beverage Co., B ........................... United States 4,053 266,849
a
Monster Beverage Corp. ................................ United States 29,404 1,688,966
PepsiCo, Inc. ........................................ United States 14,408 2,668,650
Pernod Ricard SA ..................................... France 1,578 348,730
6,110,883
Biotechnology 1.0%
AbbVie, Inc. ......................................... United States 959 129,206
Amgen, Inc. ......................................... United States 1,535 340,801
CSL Ltd. ............................................ United States 6,778 1,254,859
a
Genmab A/S ......................................... Denmark 2,900 1,099,074
Gilead Sciences, Inc. .................................. United States 12,391 954,975
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,304 936,976
a
Swedish Orphan Biovitrum AB ............................ Sweden 4,473 87,413
a
Vertex Pharmaceuticals, Inc. ............................. United States 2,807 987,811
5,791,115
Broadline Retail 1.8%
a,c
Alibaba Group Holding Ltd. .............................. China 70,793 736,929
a
Amazon.com, Inc. ..................................... United States 51,175 6,671,173
eBay, Inc. ........................................... United States 9,047 404,311
a
MercadoLibre, Inc. .................................... Brazil 870 1,030,602
Next plc ............................................ United Kingdom 3,811 334,172
Prosus NV .......................................... China 10,021 733,947
Seria Co. Ltd. ........................................ Japan 12,248 195,695
Wesfarmers Ltd. ...................................... Australia 2,036 67,110
10,173,939
Building Products 0.3%
Allegion plc .......................................... United States 1,357 162,867
a
Builders FirstSource, Inc. ............................... United States 4,212 572,832
Cie de Saint-Gobain ................................... France 8,490 516,973
Owens Corning ....................................... United States 705 92,002
Trane Technologies plc ................................. United States 2,656 507,987
1,852,661
Capital Markets 1.8%
3i Group plc ......................................... United Kingdom 19,837 491,699
Affiliated Managers Group, Inc. ........................... United States 905 135,650
Bank of New York Mellon Corp. (The) ...................... United States 17,280 769,306
BlackRock, Inc. ....................................... United States 365 252,266
Blackstone, Inc. ...................................... United States 1,000 92,970
Charles Schwab Corp. (The) ............................. United States 37,332 2,115,978
Deutsche Bank AG .................................... Germany 29,758 312,868
Deutsche Boerse AG ................................... Germany 7,419 1,369,781
Evercore, Inc., A ...................................... United States 879 108,636

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Intercontinental Exchange, Inc. ........................... United States 3,555 $ 401,999
Intermediate Capital Group plc ........................... United Kingdom 60,000 1,051,727
Jefferies Financial Group, Inc. ............................ United States 2,430 80,603
Macquarie Group Ltd. .................................. Australia 7,600 904,104
MarketAxess Holdings, Inc. .............................. United States 854 223,253
MSCI, Inc., A ......................................... United States 226 106,059
Nomura Holdings, Inc. .................................. Japan 13,700 52,239
S&P Global, Inc. ...................................... United States 3,453 1,384,273
SEI Investments Co. ................................... United States 2,496 148,811
Singapore Exchange Ltd. ............................... Singapore 6,800 48,426
State Street Corp. ..................................... United States 4,846 354,630
Tradeweb Markets, Inc., A ............................... United States 3,100 212,288
10,617,566
Chemicals 1.7%
Air Liquide SA ........................................ France 1,152 206,613
Air Products and Chemicals, Inc. .......................... United States 7,626 2,284,216
BASF SE ........................................... Germany 1,502 72,979
CF Industries Holdings, Inc. ............................. United States 4,791 332,591
a,b
Covestro AG, 144A, Reg S .............................. Germany 10,255 533,644
a
DSM-Firmenich AG .................................... Switzerland 6,900 742,606
Ecolab, Inc. .......................................... United States 1,621 302,625
ICL Group Ltd. ....................................... Israel 16,384 89,894
Linde plc ............................................ United States 2,785 1,061,308
LyondellBasell Industries NV, A ........................... United States 1,152 105,788
Mosaic Co. (The) ..................................... United States 3,606 126,210
Nitto Denko Corp. ..................................... Japan 3,500 259,826
OCI NV ............................................. Netherlands 2,836 68,124
Sherwin-Williams Co. (The) .............................. United States 6,850 1,818,812
Shin-Etsu Chemical Co. Ltd. ............................. Japan 11,900 397,729
Sika AG ............................................ Switzerland 3,400 973,817
Solvay SA ........................................... Belgium 3,025 338,286
Tosoh Corp. ......................................... Japan 6,700 79,259
9,794,327
Commercial Services & Supplies 0.1%
Brambles Ltd. ........................................ Australia 4,651 44,712
Cintas Corp. ......................................... United States 271 134,709
a
Clean Harbors, Inc. .................................... United States 509 83,695
Dai Nippon Printing Co. Ltd. ............................. Japan 1,400 39,773
Republic Services, Inc., A ............................... United States 1,600 245,072
Rollins, Inc. .......................................... United States 2,479 106,175
654,136
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 23,388 1,210,095
Motorola Solutions, Inc. ................................. United States 6,664 1,954,418
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 15,776 85,703
3,250,216
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA .............. Spain 5,564 195,669
Eiffage SA ........................................... France 765 79,880
Quanta Services, Inc. .................................. United States 442 86,831
362,380

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.4%
CRH plc ............................................ Ireland 14,976 $ 826,262
Eagle Materials, Inc. ................................... United States 558 104,022
Martin Marietta Materials, Inc. ............................ United States 3,168 1,462,634
2,392,918
Consumer Finance 0.4%
American Express Co. ................................. United States 12,490 2,175,758
Synchrony Financial ................................... United States 11,127 377,428
2,553,186
Consumer Staples Distribution & Retail 0.5%
Carrefour SA ......................................... France 3,834 72,664
Costco Wholesale Corp. ................................ United States 200 107,676
Jeronimo Martins SGPS SA ............................. Portugal 3,117 85,877
Koninklijke Ahold Delhaize NV ............................ Netherlands 14,501 494,428
Kroger Co. (The) ...................................... United States 15,883 746,501
MatsukiyoCocokara & Co. ............................... Japan 700 39,325
a
Performance Food Group Co. ............................ United States 1,216 73,252
Sundrug Co. Ltd. ...................................... Japan 11,219 332,830
Walmart, Inc. ........................................ United States 5,965 937,579
2,890,132
Containers & Packaging 0.2%
Graphic Packaging Holding Co. ........................... United States 7,117 171,021
SIG Group AG ....................................... Switzerland 26,000 718,335
Smurfit Kappa Group plc ................................ Ireland 1,142 38,118
927,474
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 790 133,692
Diversified Consumer Services 0.0%
†
Pearson plc ......................................... United Kingdom 4,404 46,171
Diversified REITs 0.0%
†
Stockland ........................................... Australia 42,092 113,130
Diversified Telecommunication Services 0.2%
AT&T, Inc. ........................................... United States 28,295 451,305
Deutsche Telekom AG .................................. Germany 6,905 150,671
Spark New Zealand Ltd. ................................ New Zealand 22,833 71,440
Swisscom AG ........................................ Switzerland 635 396,352
Telenor ASA ......................................... Norway 18,467 187,256
1,257,024
Electric Utilities 0.6%
American Electric Power Co., Inc. ......................... United States 8,813 742,055
BKW AG ............................................ Switzerland 860 152,057
Edison International ................................... United States 17,738 1,231,904
Endesa SA .......................................... Spain 7,141 153,457
NextEra Energy, Inc. ................................... United States 11,602 860,868
OGE Energy Corp. .................................... United States 4,907 176,210
Origin Energy Ltd. ..................................... Australia 39,911 224,271
3,540,822
Electrical Equipment 0.6%
Acuity Brands, Inc. .................................... United States 467 76,158
AMETEK, Inc. ........................................ United States 1,596 258,360

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Eaton Corp. plc ....................................... United States 5,645 $ 1,135,210
Hubbell, Inc., B ....................................... United States 1,207 400,193
Mitsubishi Electric Corp. ................................ Japan 11,200 158,355
nVent Electric plc ..................................... United States 1,700 87,839
Prysmian SpA ........................................ Italy 6,808 284,762
Schneider Electric SE .................................. United States 1,589 288,711
Vertiv Holdings Co., A .................................. United States 38,620 956,617
3,646,205
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 8,108 688,775
a
Arrow Electronics, Inc. ................................. United States 648 92,813
Ibiden Co. Ltd. ....................................... Japan 1,200 68,286
Jabil, Inc. ........................................... United States 3,149 339,872
Keyence Corp. ....................................... Japan 400 190,089
a
Keysight Technologies, Inc. .............................. United States 521 87,241
TDK Corp. .......................................... Japan 3,600 140,437
TE Connectivity Ltd. ................................... United States 20,118 2,819,739
Vontier Corp. ......................................... United States 2,743 88,352
Yokogawa Electric Corp. ................................ Japan 6,000 111,082
4,626,686
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 47,220 647,352
a
Tecnicas Reunidas SA ................................. Spain 26,673 243,286
890,638
Entertainment 0.7%
a
Activision Blizzard, Inc. ................................. United States 2,635 222,131
Capcom Co. Ltd. ...................................... Japan 6,800 269,592
CTS Eventim AG & Co. KGaA ............................ Germany 17,500 1,106,909
Electronic Arts, Inc. .................................... United States 596 77,301
Madison Square Garden Sports Corp. ...................... United States 548 103,051
a
Netflix, Inc. .......................................... United States 3,830 1,687,077
a
ROBLOX Corp., A ..................................... United States 3,300 132,990
a
Sea Ltd., ADR ........................................ Singapore 3,622 210,221
Square Enix Holdings Co. Ltd. ............................ Japan 1,500 69,801
World Wrestling Entertainment, Inc., A ...................... United States 1,266 137,323
4,016,396
Financial Services 2.3%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 926 1,603,671
a
Berkshire Hathaway, Inc., B .............................. United States 6,496 2,215,136
Edenred ............................................ France 2,267 151,867
EXOR NV ........................................... Netherlands 7,866 702,298
Housing Development Finance Corp. Ltd. ................... India 20,916 721,443
Industrivarden AB, A ................................... Sweden 5,368 148,855
Mastercard, Inc., A .................................... United States 3,523 1,385,596
MGIC Investment Corp. ................................. United States 8,744 138,068
ORIX Corp. .......................................... Japan 3,200 58,364
a
Paymentus Holdings, Inc., A ............................. United States 2,600 27,456
a
PayPal Holdings, Inc. .................................. United States 7,885 526,166
Visa, Inc., A .......................................... United States 23,148 5,497,187
Voya Financial, Inc. .................................... United States 1,097 78,666
Washington H Soul Pattinson & Co. Ltd. .................... Australia 4,575 97,101
Western Union Co. (The) ................................ United States 10,942 128,349
13,480,223

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.5%
Danone SA .......................................... France 1,027 $ 62,944
Hershey Co. (The) .................................... United States 3,260 814,022
Lamb Weston Holdings, Inc. ............................. United States 1,232 141,619
MEIJI Holdings Co. Ltd. ................................. Japan 5,600 125,070
Nestle SA ........................................... United States 7,400 890,208
Nissin Foods Holdings Co. Ltd. ........................... Japan 1,900 157,123
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 158,500 84,411
Yakult Honsha Co. Ltd. ................................. Japan 4,500 284,647
2,560,044
Gas Utilities 0.0%
†
Tokyo Gas Co. Ltd. .................................... Japan 8,300 181,111
Ground Transportation 0.5%
a
Avis Budget Group, Inc. ................................ United States 611 139,717
Canadian Pacific Kansas City Ltd. ......................... Canada 5,360 432,927
JB Hunt Transport Services, Inc. .......................... United States 1,150 208,184
Kintetsu Group Holdings Co. Ltd. ......................... Japan 2,800 96,984
Landstar System, Inc. .................................. United States 894 172,131
Ryder System, Inc. .................................... United States 1,429 121,165
a
Uber Technologies, Inc. ................................. United States 18,492 798,300
Union Pacific Corp. .................................... United States 4,115 842,011
2,811,419
Health Care Equipment & Supplies 2.3%
Abbott Laboratories .................................... United States 2,252 245,513
Alcon, Inc., (CHF Traded) ............................... Switzerland 14,500 1,203,022
Alcon, Inc., (USD Traded) ............................... Switzerland 8,872 728,480
a
Align Technology, Inc. .................................. United States 258 91,239
Asahi Intecc Co. Ltd. ................................... Japan 56,000 1,102,679
Becton Dickinson & Co. ................................. United States 5,378 1,419,846
BioMerieux .......................................... France 978 102,697
a
Boston Scientific Corp. ................................. United States 17,827 964,262
Cochlear Ltd. ........................................ Australia 6,893 1,055,826
a
Dexcom, Inc. ......................................... United States 5,656 726,853
a
Edwards Lifesciences Corp. ............................. United States 4,488 423,353
EssilorLuxottica SA .................................... France 962 181,421
a
Haemonetics Corp. .................................... United States 2,524 214,893
a
Hologic, Inc. ......................................... United States 5,894 477,237
Hoya Corp. .......................................... Japan 1,300 155,588
a
IDEXX Laboratories, Inc. ................................ United States 1,622 814,617
a
Intuitive Surgical, Inc. .................................. United States 5,195 1,776,378
Olympus Corp. ....................................... Japan 21,800 345,041
Stryker Corp. ........................................ United States 3,482 1,062,323
Teleflex, Inc. ......................................... United States 948 229,444
Zimmer Biomet Holdings, Inc. ............................ United States 1,027 149,531
13,470,243
Health Care Providers & Services 1.7%
Cardinal Health, Inc. ................................... United States 7,536 712,680
a
Centene Corp. ....................................... United States 1,168 78,782
Elevance Health, Inc. .................................. United States 3,408 1,514,140
Fresenius Medical Care AG & Co. KGaA .................... Germany 10,471 500,467
HCA Healthcare, Inc. ................................... United States 424 128,675
Humana, Inc. ........................................ United States 1,719 768,616
Laboratory Corp. of America Holdings ...................... United States 1,010 243,743
McKesson Corp. ...................................... United States 4,587 1,960,071
Sonic Healthcare Ltd. .................................. Australia 5,981 142,206

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 8,270 $ 3,974,893
10,024,273
Health Care REITs 0.0%
†
Medical Properties Trust, Inc. ............................ United States 11,241 104,092
Health Care Technology 0.0%
†
M3, Inc. ............................................ Japan 1,800 39,254
a
Veeva Systems, Inc., A ................................. United States 700 138,411
177,665
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 1,000 128,160
a
Amadeus IT Group SA ................................. Spain 17,700 1,347,985
a
Booking Holdings, Inc. ................................. United States 252 680,483
Boyd Gaming Corp. ................................... United States 2,065 143,249
Compass Group plc ................................... United Kingdom 7,112 199,159
Genting Singapore Ltd. ................................. Singapore 110,900 77,331
InterContinental Hotels Group plc ......................... United Kingdom 989 68,366
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 2,749 108,207
a
Las Vegas Sands Corp. ................................. United States 5,910 342,780
Lottery Corp. Ltd. (The) ................................. Australia 55,789 191,216
McDonald's Corp. ..................................... United States 2,000 596,820
Yum! Brands, Inc. ..................................... United States 1,590 220,295
4,104,051
Household Durables 0.4%
Barratt Developments plc ............................... United Kingdom 98,755 519,029
a
NVR, Inc. ........................................... United States 40 254,025
Panasonic Holdings Corp. ............................... Japan 14,400 176,596
Persimmon plc ....................................... United Kingdom 35,153 458,033
Sekisui House Ltd. .................................... Japan 15,300 309,097
Sony Group Corp. ..................................... Japan 3,748 338,380
Taylor Wimpey plc ..................................... United Kingdom 38,265 49,989
2,105,149
Household Products 0.2%
Clorox Co. (The) ...................................... United States 443 70,455
Colgate-Palmolive Co. ................................. United States 11,735 904,064
Kimberly-Clark Corp. ................................... United States 576 79,523
Procter & Gamble Co. (The) ............................. United States 523 79,360
Reckitt Benckiser Group plc ............................. United Kingdom 2,128 159,921
Unicharm Corp. ....................................... Japan 1,700 63,223
1,356,546
Independent Power and Renewable Electricity Producers 0.0%
†
RWE AG ............................................ Germany 1,367 59,574
Industrial Conglomerates 0.5%
CK Hutchison Holdings Ltd. .............................. United Kingdom 145,500 888,019
General Electric Co. ................................... United States 7,928 870,891
Hitachi Ltd. .......................................... Japan 12,616 784,528
Siemens AG ......................................... Germany 476 79,357
2,622,795
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. .......................... United States 3,745 197,137
Goodman Group ...................................... Australia 10,022 134,694

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial REITs (continued)
Prologis, Inc. ......................................... United States 631 $ 77,379
409,210
Insurance 1.5%
Ageas SA/NV ........................................ Belgium 2,484 100,709
AIA Group Ltd. ....................................... Hong Kong 63,946 649,455
Aon plc, A ........................................... United States 648 223,690
a
Arch Capital Group Ltd. ................................. United States 8,586 642,662
Hartford Financial Services Group, Inc. (The) ................ United States 1,647 118,617
Japan Post Holdings Co. Ltd. ............................ Japan 48,400 347,911
Legal & General Group plc .............................. United Kingdom 43,534 126,044
Marsh & McLennan Cos., Inc. ............................ United States 9,967 1,874,593
Medibank Pvt Ltd. ..................................... Australia 39,039 91,681
MS&AD Insurance Group Holdings, Inc. .................... Japan 7,800 276,254
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 863 324,011
Progressive Corp. (The) ................................ United States 8,584 1,136,264
Prudential plc, (GBP Traded) ............................. Hong Kong 31,428 443,870
Prudential plc, (HKD Traded) ............................. Hong Kong 7,000 96,519
QBE Insurance Group Ltd. .............................. Australia 29,510 308,040
Sampo OYJ, A ....................................... Finland 3,437 154,378
Travelers Cos., Inc. (The) ............................... United States 5,502 955,477
Unum Group ......................................... United States 5,908 281,812
White Mountains Insurance Group Ltd. ..................... United States 73 101,390
Zurich Insurance Group AG .............................. Switzerland 226 107,512
8,360,889
Interactive Media & Services 1.9%
a
Alphabet, Inc., A ...................................... United States 33,392 3,997,022
a
Alphabet, Inc., C ...................................... United States 11,217 1,356,921
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 13,187 102,391
a
Meta Platforms, Inc., A ................................. United States 18,626 5,345,289
10,801,623
IT Services 0.7%
Amdocs Ltd. ......................................... United States 3,494 345,382
Cognizant Technology Solutions Corp., A .................... United States 2,149 140,287
a
DXC Technology Co. ................................... United States 28,266 755,267
a
Gartner, Inc. ......................................... United States 320 112,099
Keywords Studios plc .................................. Ireland 39,000 896,493
Otsuka Corp. ........................................ Japan 2,500 97,393
a
Shopify, Inc., A ....................................... Canada 19,200 1,240,320
a
Snowflake, Inc., A ..................................... United States 1,500 263,970
TIS, Inc. ............................................ Japan 5,800 145,341
a
VeriSign, Inc. ........................................ United States 410 92,648
4,089,200
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 4,200 97,274
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. ............................... United States 3,185 382,996
Danaher Corp. ....................................... United States 3,198 767,520
a
Evotec SE ........................................... Germany 49,000 1,103,900
a
Illumina, Inc. ......................................... United States 1,446 271,111
a
Mettler-Toledo International, Inc. .......................... United States 1,298 1,702,509
a
QIAGEN NV ......................................... United States 2,612 117,420
Thermo Fisher Scientific, Inc. ............................ United States 2,243 1,170,285

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Waters Corp. ........................................ United States 1,156 $ 308,120
5,823,861
Machinery 1.5%
AGCO Corp. ......................................... United States 945 124,192
Allison Transmission Holdings, Inc. ........................ United States 2,261 127,656
Atlas Copco AB, A ..................................... Sweden 23,876 344,642
Atlas Copco AB, B ..................................... Sweden 9,004 112,249
Deere & Co. ......................................... United States 6,057 2,454,236
Donaldson Co., Inc. ................................... United States 1,152 72,011
Dover Corp. ......................................... United States 1,100 162,415
Illinois Tool Works, Inc. ................................. United States 7,041 1,761,377
Ingersoll Rand, Inc. .................................... United States 4,826 315,427
Interroll Holding AG .................................... Switzerland 110 340,448
Komatsu Ltd. ........................................ Japan 13,900 376,020
Otis Worldwide Corp. .................................. United States 9,449 841,055
PACCAR, Inc. ........................................ United States 6,522 545,565
a
Proterra, Inc. ......................................... United States 8,839 10,607
SKF AB, B .......................................... Sweden 10,244 178,480
Snap-on, Inc. ........................................ United States 1,277 368,019
Timken Co. (The) ..................................... United States 1,477 135,190
Volvo AB, A .......................................... Sweden 2,431 51,805
Wartsila OYJ Abp ..................................... Finland 3,581 40,383
Xylem, Inc. .......................................... United States 2,400 270,288
8,632,065
Marine Transportation 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 46 80,217
Kuehne + Nagel International AG ......................... Switzerland 139 41,178
SITC International Holdings Co. Ltd. ....................... China 34,000 62,259
183,654
Media 1.0%
a
Ascential plc ......................................... United Kingdom 175,000 492,061
a
Charter Communications, Inc., A .......................... United States 3,507 1,288,367
Comcast Corp., A ..................................... United States 56,552 2,349,736
CyberAgent, Inc. ...................................... Japan 92,000 672,635
Hakuhodo DY Holdings, Inc. ............................. Japan 6,100 64,400
Nexstar Media Group, Inc., A ............................. United States 444 73,948
Omnicom Group, Inc. .................................. United States 920 87,538
Publicis Groupe SA .................................... France 824 66,137
a
S4 Capital plc ........................................ United Kingdom 147,604 236,519
a
Viaplay Group AB, B ................................... Sweden 40,000 229,452
5,560,793
Metals & Mining 0.5%
BHP Group Ltd. ...................................... Australia 21,568 648,231
BlueScope Steel Ltd. ................................... Australia 12,926 177,858
Fortescue Metals Group Ltd. ............................. Australia 20,199 299,660
Freeport-McMoRan, Inc. ................................ United States 4,428 177,120
Nucor Corp. ......................................... United States 2,563 420,281
Reliance Steel & Aluminum Co. ........................... United States 409 111,080
Rio Tinto Ltd. ........................................ Australia 1,423 108,948
Steel Dynamics, Inc. ................................... United States 4,881 531,687
Sumitomo Metal Mining Co. Ltd. .......................... Japan 14,365 463,798
2,938,663

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 0.7%
Centrica plc ......................................... United Kingdom 112,951 $ 178,095
Consolidated Edison, Inc. ............................... United States 7,463 674,655
E.ON SE ............................................ Germany 21,636 276,413
Sempra Energy ....................................... United States 17,787 2,589,609
3,718,772
Office REITs 0.0%
†
Japan Real Estate Investment Corp. ....................... Japan 12 45,673
Oil, Gas & Consumable Fuels 2.4%
BP plc .............................................. United Kingdom 355,738 2,071,241
Chevron Corp. ....................................... United States 13,819 2,174,420
ConocoPhillips ....................................... United States 27,073 2,805,033
Equinor ASA ......................................... Norway 13,855 403,463
Exxon Mobil Corp. ..................................... United States 6,657 713,963
Galp Energia SGPS SA, B .............................. Portugal 38,430 449,130
HF Sinclair Corp. ..................................... United States 1,787 79,718
Inpex Corp. .......................................... Japan 5,200 57,138
Marathon Oil Corp. .................................... United States 4,027 92,702
Marathon Petroleum Corp. .............................. United States 7,987 931,284
OMV AG ............................................ Austria 1,543 65,525
PDC Energy, Inc. ..................................... United States 2,579 183,470
Range Resources Corp. ................................ United States 6,927 203,654
Repsol SA ........................................... Spain 8,198 119,243
Shell plc ............................................ Netherlands 62,055 1,851,205
TotalEnergies SE ..................................... France 8,269 474,722
Valero Energy Corp. ................................... United States 7,950 932,535
13,608,446
Paper & Forest Products 0.0%
†
Mondi plc ........................................... Austria 5,765 87,953
Passenger Airlines 0.0%
†
Copa Holdings SA, A ................................... Panama 832 92,003
a
Qantas Airways Ltd. ................................... Australia 11,062 45,832
Singapore Airlines Ltd. ................................. Singapore 8,300 43,975
181,810
Personal Care Products 0.5%
Beiersdorf AG ........................................ Germany 2,374 314,402
Estee Lauder Cos., Inc. (The), A .......................... United States 3,340 655,909
Haleon plc, ADR ...................................... United States 124,280 1,041,466
L'Oreal SA .......................................... France 1,624 757,627
2,769,404
Pharmaceuticals 2.4%
AstraZeneca plc ...................................... United Kingdom 6,281 900,408
AstraZeneca plc, ADR .................................. United Kingdom 6,214 444,736
Bayer AG ........................................... Germany 21,823 1,208,124
Bristol-Myers Squibb Co. ................................ United States 8,593 549,522
a
Catalent, Inc. ........................................ United States 6,689 290,035
Daiichi Sankyo Co. Ltd. ................................. Japan 5,300 168,427
Eli Lilly & Co. ........................................ United States 3,575 1,676,604
GSK plc ............................................ United States 30,969 548,850
Ipsen SA ............................................ France 1,523 183,350
Johnson & Johnson ................................... United States 10,664 1,765,105
Merck & Co., Inc. ..................................... United States 19,242 2,220,334
Novartis AG ......................................... Switzerland 9,710 979,011

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, B ................................... Denmark 7,107 $ 1,148,165
Orion OYJ, B ........................................ Finland 2,592 107,581
Roche Holding AG .................................... United States 1,274 389,191
Sanofi SA ........................................... United States 2,222 239,233
Shionogi & Co. Ltd. .................................... Japan 1,000 42,185
Zoetis, Inc., A ........................................ United States 4,041 695,901
13,556,762
Professional Services 0.6%
Adecco Group AG ..................................... Switzerland 18,010 589,885
Automatic Data Processing, Inc. .......................... United States 187 41,101
a
CACI International, Inc., A ............................... United States 242 82,483
a
CoStar Group, Inc. .................................... United States 636 56,604
Equifax, Inc. ......................................... United States 1,090 256,477
Experian plc ......................................... United States 27,000 1,036,287
Genpact Ltd. ......................................... United States 1,696 63,719
Paychex, Inc. ........................................ United States 691 77,302
Paycom Software, Inc. ................................. United States 400 128,496
Randstad NV ........................................ Netherlands 3,322 175,218
RELX plc ........................................... United Kingdom 3,321 110,791
Science Applications International Corp. .................... United States 1,313 147,686
Verisk Analytics, Inc., A ................................. United States 661 149,406
Wolters Kluwer NV .................................... Netherlands 3,534 448,765
3,364,220
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ................................. Hong Kong 17,500 97,242
Daiwa House Industry Co. Ltd. ........................... Japan 8,400 221,975
Hulic Co. Ltd. ........................................ Japan 9,300 79,697
a
Jones Lang LaSalle, Inc. ................................ United States 545 84,911
Nomura Real Estate Holdings, Inc. ........................ Japan 2,400 57,067
Swire Pacific Ltd., A ................................... Hong Kong 13,000 99,873
640,765
Residential REITs 0.0%
†
Equity LifeStyle Properties, Inc. ........................... United States 1,106 73,980
Mid-America Apartment Communities, Inc. .................. United States 953 144,723
218,703
Retail REITs 0.1%
Brixmor Property Group, Inc. ............................. United States 8,787 193,314
Vicinity Ltd. .......................................... Australia 82,136 101,129
294,443
Semiconductors & Semiconductor Equipment 3.7%
Advantest Corp. ...................................... Japan 3,700 498,400
ASML Holding NV ..................................... Netherlands 2,511 1,821,467
ASML Holding NV, ADR ................................ Netherlands 1,135 822,591
ASML Holding NV, NYRS ............................... Netherlands 1,020 739,245
Broadcom, Inc. ....................................... United States 338 293,191
a
Cirrus Logic, Inc. ...................................... United States 1,607 130,183
Disco Corp. .......................................... Japan 1,000 158,568
Infineon Technologies AG ............................... Germany 20,963 863,383
Intel Corp. ........................................... United States 73,235 2,448,978
KLA Corp. ........................................... United States 1,299 630,041
Lam Research Corp. ................................... United States 1,731 1,112,791
a
Lattice Semiconductor Corp. ............................. United States 5,056 485,730

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. .............................. United States 7,130 $ 638,777
Monolithic Power Systems, Inc. ........................... United States 1,200 648,276
NVIDIA Corp. ........................................ United States 15,084 6,380,834
NXP Semiconductors NV ............................... China 4,496 920,241
a
ON Semiconductor Corp. ............................... United States 8,247 780,001
QUALCOMM, Inc. ..................................... United States 1,531 182,250
STMicroelectronics NV ................................. Singapore 9,623 479,976
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 47,586 878,860
Texas Instruments, Inc. ................................. United States 3,555 639,971
21,553,754
Software 5.3%
a
Adobe, Inc. .......................................... United States 2,136 1,044,483
a
ANSYS, Inc. ......................................... United States 381 125,833
a
Atlassian Corp., A ..................................... United States 3,167 531,454
a
Autodesk, Inc. ........................................ United States 2,131 436,024
a
BILL Holdings, Inc. .................................... United States 2,944 344,006
a
Cadence Design Systems, Inc. ........................... United States 3,848 902,433
a
Check Point Software Technologies Ltd. .................... Israel 924 116,073
a
Crowdstrike Holdings, Inc., A ............................. United States 300 44,061
a
CyberArk Software Ltd. ................................. United States 7,542 1,179,041
Dolby Laboratories, Inc., A ............................... United States 1,480 123,846
a
Dropbox, Inc., A ...................................... United States 3,889 103,720
a
Fair Isaac Corp. ...................................... United States 712 576,157
Intuit, Inc. ........................................... United States 3,104 1,422,222
a
Kinaxis, Inc. ......................................... Canada 6,300 900,272
a
Manhattan Associates, Inc. .............................. United States 1,820 363,781
Microsoft Corp. ....................................... United States 35,970 12,249,224
a
Nice Ltd., ADR ....................................... Israel 4,600 949,900
Oracle Corp. ......................................... United States 9,966 1,186,851
Oracle Corp. Japan .................................... Japan 1,500 111,576
a
Palo Alto Networks, Inc. ................................ United States 4,327 1,105,592
a
Procore Technologies, Inc. .............................. United States 200 13,014
a
PTC, Inc. ........................................... United States 3,021 429,888
Sage Group plc (The) .................................. United Kingdom 26,160 307,299
a
Salesforce, Inc. ....................................... United States 5,646 1,192,774
SAP SE ............................................ Germany 321 43,855
a
ServiceNow, Inc. ...................................... United States 1,944 1,092,470
SimCorp A/S ......................................... Denmark 7,500 794,638
a
Splunk, Inc. .......................................... United States 4,697 498,305
a
Synopsys, Inc. ....................................... United States 1,676 729,747
a
Teradata Corp. ....................................... United States 2,460 131,389
a
Tyler Technologies, Inc. ................................. United States 496 206,569
a
Unity Software, Inc. .................................... United States 3,364 146,065
WiseTech Global Ltd. .................................. Australia 3,566 191,231
a
Workday, Inc., A ...................................... United States 4,599 1,038,868
30,632,661
Specialized REITs 0.5%
American Tower Corp. .................................. United States 5,016 972,803
Crown Castle, Inc. ..................................... United States 2,261 257,618
Equinix, Inc. ......................................... United States 802 628,720
Gaming and Leisure Properties, Inc. ....................... United States 1,465 70,994
Public Storage ....................................... United States 1,674 488,607
VICI Properties, Inc., A ................................. United States 2,275 71,503
Weyerhaeuser Co. .................................... United States 2,560 85,786
2,576,031

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.7%
a
AutoNation, Inc. ...................................... United States 993 $ 163,458
a
AutoZone, Inc. ....................................... United States 88 219,416
Best Buy Co., Inc. ..................................... United States 1,016 83,261
Home Depot, Inc. (The) ................................. United States 3,625 1,126,070
Industria de Diseno Textil SA ............................. Spain 12,109 469,724
Lowe's Cos., Inc. ...................................... United States 1,991 449,369
Nitori Holdings Co. Ltd. ................................. Japan 300 33,693
a
O'Reilly Automotive, Inc. ................................ United States 329 314,294
Penske Automotive Group, Inc. ........................... United States 623 103,810
TJX Cos., Inc. (The) ................................... United States 2,866 243,008
a
Ulta Beauty, Inc. ...................................... United States 1,082 509,184
3,715,287
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. .......................................... United States 54,027 10,479,617
Hewlett Packard Enterprise Co. ........................... United States 31,508 529,335
Logitech International SA ............................... Switzerland 725 43,274
Samsung Electronics Co. Ltd. ............................ South Korea 31,725 1,746,989
Seiko Epson Corp. .................................... Japan 6,300 98,370
12,897,585
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group plc .................................... United Kingdom 10,024 270,483
Cie Financiere Richemont SA ............................ Switzerland 1,565 265,858
a
Deckers Outdoor Corp. ................................. United States 647 341,396
Hermes International ................................... France 91 197,827
a
Lululemon Athletica, Inc. ................................ United States 217 82,134
LVMH Moet Hennessy Louis Vuitton SE .................... France 709 668,586
NIKE, Inc., B ......................................... United States 11,311 1,248,395
Swatch Group AG (The), I ............................... Switzerland 631 184,510
Swatch Group AG (The), N .............................. Switzerland 1,322 72,707
3,331,896
Tobacco 0.2%
Altria Group, Inc. ...................................... United States 5,837 264,416
Imperial Brands plc .................................... United Kingdom 50,410 1,115,798
1,380,214
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 7,200 424,728
Marubeni Corp. ....................................... Japan 13,100 223,308
Mitsubishi Corp. ...................................... Japan 10,600 512,548
RS Group plc ........................................ United Kingdom 73,000 706,341
WW Grainger, Inc. ..................................... United States 1,786 1,408,422
3,275,347
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ............................. Spain 466 75,427
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 1,619 231,112
Essential Utilities, Inc. .................................. United States 1,759 70,202
301,314
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 14,600 450,956

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
a
T-Mobile US, Inc. ..................................... United States 1,031 $ 143,206
594,162
Total Common Stocks (Cost $262,493,266) .....................................
333,787,930
Management Investment Companies 1.9%
Capital Markets 1.9%
Schwab U.S. TIPS ETF ................................. United States 207,048 10,855,526
Total Management Investment Companies (Cost $12,735,005) ....................
10,855,526
Preferred Stocks 0.0%
†
Life Sciences Tools & Services 0.0%
†
d
Sartorius AG, 0.45% ................................... Germany 715 247,741
Total Preferred Stocks (Cost $279,383) .........................................
247,741
Rights
Rights 0.0%
Tobacco 0.0%
a,e
Swedish Match AB, 2/23/28 .............................. Sweden 17,324 —
Total Rights (Cost $182,401) ..................................................
—
Units
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 70,874 1,867,530
1,867,530
Total Limited Partnerships (Cost $1,817,598) ...................................
1,867,530
Principal
Amount
*
Corporate Bonds 10.6%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 17,895
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 24,344
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 152,299
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 29,948
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 59,832
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 19,824
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 69,029
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 321,380
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 49,550
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 9,185
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,427
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 44,082
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,333
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 193,336
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,229

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 $ 19,276
Senior Bond, 4.5%, 6/01/42 ............................ United States 300,000 276,341
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 17,067
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 21,759
1,363,136
Air Freight & Logistics 0.0%
†
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 83,748
Automobiles 0.0%
†
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 20,553
Banks 2.3%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 73,433
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ..... United States 230,000 213,135
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 200,000 158,380
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 73,340
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 65,850
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 19,185
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 82,995
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 200,000 199,759
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 137,467
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .... United States 1,030,000 1,059,520
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,460
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 96,590
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,655
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 200,000 190,162
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 28,034
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 48,159
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 8,627
b
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 200,000 190,798
Senior Note, 144A, 1.675% to 6/29/26, FRN thereafter, 6/30/27 . France 200,000 176,436
b
BPCE SA ,
Senior Note, 144A, 2.045% to 10/18/26, FRN thereafter, 10/19/27 France 250,000 218,212
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 600,000 589,329
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 540,000 450,770
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 77,452
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 21,275
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 750,000 733,409
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 38,277
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 117,102
Sub. Bond, 5.5%, 9/13/25 ............................. United States 20,000 19,893
Sub. Bond, 4.45%, 9/29/27 ............................ United States 60,000 57,320
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 18,518
b,f
Commonwealth Bank of Australia , Senior Note , 144A, FRN , 5.811% ,
( SOFR + 0.74% ), 3/14/25 .............................. Australia 230,000 230,587
b
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 231,718
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 200,000 190,345
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 483,831

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc, (continued)
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 200,000 $ 176,614
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 192,320
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,122,649
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 57,546
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 24,592
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 13,997
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 74,951
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 57,710
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 56,303
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 171,585
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 18,694
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 231,136
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 200,000 197,669
g
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 200,000 200,623
b
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 200,000 195,819
PNC Financial Services Group, Inc. (The) ,
h
T, Junior Sub. Bond, 3.4% to 9/14/26, FRN thereafter, Perpetual United States 230,000 170,200
Senior Note, 5.812% to 6/11/25, FRN thereafter, 6/12/26 ...... United States 10,000 9,945
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 40,000 39,841
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 45,836
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,469
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 172,462
b
Societe Generale SA ,
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 250,000 235,042
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 200,000 174,978
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 250,000 239,991
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 9,497
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 18,438
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 195,815
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 150,000 148,749
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 20,000 20,017
Sub. Bond, 3.875%, 3/19/29 ........................... United States 300,000 268,961
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 264,444
US Bancorp ,
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 10,000 10,077
Senior Note, 1.45%, 5/12/25 ........................... United States 40,000 37,322
Senior Note, 5.727% to 10/20/25, FRN thereafter, 10/21/26 .... United States 100,000 99,985
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000 20,007
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 440,000 380,390
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 25,687
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 450,000 447,335
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 240,000 223,725
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 56,245
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 97,753
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 390,000 381,534

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 $ 57,605
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 79,320
13,068,901
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 95,663
Senior Note, 3.65%, 2/01/26 ........................... Belgium 30,000 29,068
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 59,773
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 390,925
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 27,618
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 163,705
Coca-Cola Co. (The) ,
Senior Bond, 2.5%, 6/01/40 ............................ United States 10,000 7,541
Senior Note, 1.45%, 6/01/27 ........................... United States 20,000 17,886
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 9,810
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,757
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,318
820,064
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 373,120
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 91,541
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 34,551
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 95,995
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 37,388
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 81,442
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 200,000 171,582
Senior Bond, 5.25%, 3/02/33 ........................... United States 100,000 100,175
Senior Bond, 5.6%, 3/02/43 ............................ United States 420,000 421,559
Gilead Sciences, Inc. ,
Senior Bond, 3.65%, 3/01/26 ........................... United States 10,000 9,624
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 9,422
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 255,000 164,408
1,590,807
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 1.5%, 6/03/30 ............................ United States 30,000 24,681
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 65,304
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 27,419
Senior Bond, 4.05%, 8/22/47 ........................... United States 300,000 269,517
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 73,262
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 9,010
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 52,683
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 169,898
691,774

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.7%
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 $ 215,400
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 147,618
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 410,289
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 131,627
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 57,082
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 28,287
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,422
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 38,450
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 177,981
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 200,000 181,622
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 192,831
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 46,716
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 20,000 19,415
b
Macquarie Group Ltd. , Senior Note , 144A, 6.207% , 11/22/24 ..... Australia 140,000 139,894
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 .......................... United States 860,000 794,203
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 37,374
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 320,000 288,516
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 80,817
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 200,000 197,584
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 46,957
b
UBS Group AG ,
Senior Bond, 144A, 2.095% to 2/10/31, FRN thereafter, 2/11/32 . Switzerland 225,000 170,563
Senior Note, 144A, 4.488% to 5/11/25, FRN thereafter, 5/12/26 . Switzerland 200,000 193,451
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 . Switzerland 250,000 219,042
3,855,141
Chemicals 0.1%
Albemarle Corp. , Senior Bond , 5.05% , 6/01/32 ...............
United States 175,000 169,520
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .......
United States 300,000 296,197
465,717
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,645
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,509
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 267,620
Republic Services, Inc. , Senior Note , 2.5% , 8/15/24 ............
United States 10,000 9,650
296,424
Communications Equipment 0.0%
†
Motorola Solutions, Inc. , Senior Bond , 4.6% , 5/23/29 ...........
United States 280,000 271,261
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 .......................... Ireland 150,000 134,088
Senior Note, 3%, 10/29/28 ............................ Ireland 300,000 259,631
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 67,692
Senior Note, 4.05%, 5/03/29 ........................... United States 30,000 28,593

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 $ 405,468
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 ...
United States 220,000 217,549
John Deere Capital Corp. ,
Senior Bond, 3.9%, 6/07/32 ............................ United States 75,000 70,891
Senior Bond, 4.35%, 9/15/32 ........................... United States 200,000 196,410
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ........
United States 210,000 207,000
1,587,322
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 16,155
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 338,971
Target Corp. , Senior Note , 2.25% , 4/15/25 ...................
United States 20,000 19,057
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,689
382,872
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 109,890
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 395,000 364,898
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 265,000 208,242
Senior Bond, 3.5%, 9/15/53 ............................ United States 40,000 28,345
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 21,024
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 6,969
Senior Note, 1.65%, 2/01/28 ........................... United States 100,000 85,995
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 122,863
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 37,198
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 167,046
Senior Bond, 4.5%, 8/10/33 ............................ United States 100,000 94,403
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 142,406
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 80,982
Senior Bond, 2.875%, 11/20/50 ......................... United States 70,000 45,666
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 35,159
Senior Note, 2.355%, 3/15/32 .......................... United States 780,000 627,609
1,703,907
Electric Utilities 0.6%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,570
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,173
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 167,494
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,240
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 219,662
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .........
United States 250,000 252,392
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 230,000 231,823
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 156,839
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 608,152

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp., (continued)
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 $ 10,124
Florida Power & Light Co. , Senior Note , 4.625% , 5/15/30 ........
United States 100,000 98,519
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 420,000 362,602
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 18,593
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,464
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 50,000 50,210
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 7,837
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 6,750
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,375
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 8,549
PacifiCorp , Senior Bond , 5.35% , 12/01/53 ...................
United States 375,000 342,968
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 275,378
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 .....
United States 520,000 424,468
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 227,026
3,520,208
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,911
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 40,953
49,864
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 392,130
Entertainment 0.2%
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 399,572
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 174,195
Warnermedia Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ........................... United States 390,000 328,934
Senior Bond, 5.141%, 3/15/52 .......................... United States 50,000 40,745
Senior Note, 6.412%, 3/15/26 .......................... United States 10,000 10,011
Senior Note, 3.755%, 3/15/27 .......................... United States 10,000 9,332
Senior Note, 4.054%, 3/15/29 .......................... United States 10,000 9,146
Senior Note, 4.279%, 3/15/32 .......................... United States 60,000 53,240
1,025,175
Financial Services 0.3%
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 342,464
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 325,000 259,568
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 270,000 246,575
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 170,563
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,332
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 34,477

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 $ 411,978
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,485
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,639
Senior Note, 1.65%, 6/01/25 ........................... United States 10,000 9,363
Shell International Finance BV ,
Senior Bond, 2.875%, 5/10/26 .......................... Netherlands 20,000 19,056
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 44,694
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 17,014
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 29,806
Visa, Inc. ,
Senior Bond, 3.15%, 12/14/25 .......................... United States 20,000 19,178
Senior Bond, 4.3%, 12/14/45 ........................... United States 10,000 9,287
1,641,479
Food Products 0.2%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 160,800
b
Cargill, Inc. , Senior Note , 144A, 1.375% , 7/23/23 .............. United States 20,000 19,961
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 250,000 238,499
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 225,000 225,048
b
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 144A, 3.625% , 1/15/32 ...................... United States 200,000 162,460
Kraft Heinz Foods Co. ,
Senior Note, 3%, 6/01/26 ............................. United States 10,000 9,440
Senior Note, 3.75%, 4/01/30 ........................... United States 100,000 92,883
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 27,239
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 6,877
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 18,649
961,856
Gas Utilities 0.1%
Southern California Gas Co. ,
Senior Bond, 5.2%, 6/01/33 ............................ United States 275,000 271,510
Senior Bond, 6.35%, 11/15/52 .......................... United States 350,000 388,356
659,866
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 193,755
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 6,850
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 80,511
Senior Bond, 4.75%, 11/15/48 .......................... United States 275,000 255,081
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,700
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 7,985
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 7,972
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 7,580
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,712
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,143
587,289

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.1%
Abbott Laboratories ,
Senior Bond, 3.75%, 11/30/26 .......................... United States 30,000 $ 29,266
Senior Bond, 4.9%, 11/30/46 ........................... United States 10,000 10,103
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 250,000 202,650
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 100,000 100,090
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ....
United States 200,000 195,334
STERIS Irish FinCo. UnLtd. Co. , Senior Bond , 3.75% , 3/15/51 ....
United States 250,000 188,138
725,581
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 .............
United States 200,000 168,046
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 208,564
Cigna Group (The) ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 83,891
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 18,901
Senior Bond, 4.9%, 12/15/48 ........................... United States 20,000 18,626
Senior Note, 3.75%, 7/15/23 ........................... United States 10,000 9,991
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 9,739
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 507,520
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 58,048
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,722
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 28,953
Senior Bond, 3.75%, 4/01/30 ........................... United States 30,000 27,536
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 40,181
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 36,937
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 478,675
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 92,572
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 36,898
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 16,584
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 18,895
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,326
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 380,476
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 8,945
HCA, Inc. , Senior Secured Bond , 4.5% , 2/15/27 ..............
United States 408,000 393,789
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 79,507
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 258,405
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 22,310
Senior Bond, 3.05%, 5/15/41 ........................... United States 175,000 135,422
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 7,470
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 24,421
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,737
Senior Note, 4%, 5/15/29 ............................. United States 20,000 19,127
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 28,652
3,247,866
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 250,000 223,378
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 9,577
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 25,990

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp., (continued)
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 $ 36,953
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 25,540
321,438
Household Durables 0.0%
†
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 122,728
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 424,622
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,261
433,883
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 36,075
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 7,928
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 10,000 9,334
53,337
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 380,000 354,476
b
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 200,000 200,205
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 260,000 213,244
American International Group, Inc. ,
Senior Bond, 5.125%, 3/27/33 .......................... United States 200,000 195,461
Senior Note, 2.5%, 6/30/25 ............................ United States 6,000 5,654
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 350,000 303,304
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 220,259
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 18,245
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 165,510
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 185,552
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,103
b,f
Jackson National Life Global Funding , Secured Note , 144A, FRN ,
6.211% , ( SOFR + 1.15% ), 6/28/24 ....................... United States 230,000 230,332
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 235,514
b
MassMutual Global Funding II , Senior Secured Note , 144A, 5.05% ,
12/07/27 .......................................... United States 200,000 199,865
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 269,814
b
Metropolitan Life Global Funding I ,
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 929,621
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 200,000 199,284
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 150,000 142,351
b
New York Life Global Funding ,
Secured Note, 144A, 4.85%, 1/09/28 ..................... United States 200,000 198,317
Senior Secured Note, 144A, 0.95%, 6/24/25 ............... United States 10,000 9,139
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 9,067
4,294,317

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 $ 8,096
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 6,893
Senior Bond, 2.05%, 8/15/50 ........................... United States 10,000 6,264
Meta Platforms, Inc. ,
Senior Bond, 4.95%, 5/15/33 ........................... United States 150,000 149,945
Senior Bond, 4.45%, 8/15/52 ........................... United States 250,000 217,550
b,c
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 300,000 279,343
668,091
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 150,000 150,422
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 197,409
347,831
Machinery 0.0%
†
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 9,151
Senior Bond, 3.75%, 4/15/50 ........................... United States 30,000 26,595
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,429
45,175
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 76,322
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 430,000 346,164
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 30,000 26,343
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 10,000 8,526
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 87,069
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 45,869
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 32,242
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 58,857
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 67,857
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 9,194
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 57,816
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 285,167
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 25,295
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 24,880
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 26,841
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 415,910
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 13,039
Senior Note, 3.95%, 10/15/25 .......................... United States 30,000 29,252
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 37,400
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 291,651
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,595
1,975,289

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 $ 194,461
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 20,292
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 20,024
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 18,676
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 19,081
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,645
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 95,744
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 134,118
532,041
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 9,097
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 8,191
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 300,000 286,420
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 150,000 146,841
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 625,000 607,069
1,057,618
Office REITs 0.0%
†
Alexandria Real Estate Equities, Inc. , Senior Bond , 2.95% , 3/15/34
United States 325,000 256,664
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 266,895
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 32,780
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 27,347
Senior Note, 3.119%, 5/04/26 .......................... United States 40,000 38,092
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 17,239
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 33,388
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 14,910
Senior Note, 1.554%, 5/11/25 .......................... United States 20,000 18,748
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 27,259
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 85,578
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,805
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 37,590
b
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 35,632
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 ............................ United States 30,000 28,297
Senior Note, 4.375%, 3/15/29 .......................... United States 60,000 56,080
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 10,083
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 25,329
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 104,184
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,571
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 47,528
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 54,062

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 $ 38,829
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 45,151
Senior Bond, 5.15%, 3/15/45 ........................... United States 375,000 323,896
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 48,888
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 18,958
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 28,702
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 358,785
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 52,578
Senior Bond, 5.35%, 1/31/33 ........................... United States 140,000 142,426
Senior Bond, 6.125%, 10/15/39 ......................... United States 375,000 398,546
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 17,603
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 38,313
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 8,298
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 29,368
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 17,970
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 39,531
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,479
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 46,954
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 9,227
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 15,554
Senior Note, 2.992%, 3/19/25 .......................... United States 40,000 38,555
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 38,259
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 313,637
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 18,862
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,618
Senior Bond, 5.5%, 2/15/49 ............................ United States 385,000 349,309
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 251,169
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 137,417
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 49,133
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 237,087
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 8,275
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 25,641
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 314,233
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 44,491
b
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 ............ Norway 200,000 205,916
Western Midstream Operating LP , Senior Note , 3.35% , 2/01/25 ...
United States 10,000 9,568
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 56,658
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 27,012
4,803,293
Paper & Forest Products 0.0%
†
Suzano Austria GmbH , Senior Note , 6% , 1/15/29 .............
Brazil 200,000 198,910
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 211,002 206,491

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
b
Delta Air Lines, Inc. / SkyMiles IP Ltd., (continued)
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 $ 29,145
235,636
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 200,000 196,740
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 250,000 224,224
b
Kenvue, Inc. ,
Senior Bond, 144A, 4.9%, 3/22/33 ....................... United States 30,000 30,373
Senior Note, 144A, 5.05%, 3/22/28 ...................... United States 200,000 201,745
653,082
Pharmaceuticals 0.2%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 178,376
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 418,561
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 9,336
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,225
Senior Note, 3.2%, 6/15/26 ............................ United States 10,000 9,574
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,294
Johnson & Johnson ,
Senior Bond, 2.1%, 9/01/40 ............................ United States 30,000 21,155
Senior Bond, 3.7%, 3/01/46 ............................ United States 10,000 8,815
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 8,159
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 20,725
Senior Note, 0.75%, 2/24/26 ........................... United States 20,000 18,079
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 200,000 199,324
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 24,908
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 22,103
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 21,210
998,844
Professional Services 0.0%
†
Aladdin Separation Technologies, Inc. , 4.75% , 6/19/32 .........
United States 200,000 153,118
Residential REITs 0.0%
†
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 289,919
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,663
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 80,000 61,394
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 10,000 10,100
Senior Bond, 3.05%, 8/12/51 ........................... United States 30,000 20,139
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,613
Senior Note, 5.125%, 2/10/30 .......................... United States 10,000 10,067
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 9,969
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .........
United States 20,000 19,909
NVIDIA Corp. ,
Senior Bond, 2.85%, 4/01/30 ........................... United States 10,000 9,075
Senior Bond, 3.5%, 4/01/40 ............................ United States 20,000 17,140

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp., (continued)
Senior Bond, 3.5%, 4/01/50 ............................ United States 30,000 $ 24,414
Senior Bond, 3.7%, 4/01/60 ............................ United States 20,000 16,513
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,482
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,412
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 8,968
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 18,187
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 167,797
436,842
Software 0.2%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 17,558
Microsoft Corp. ,
Senior Bond, 3.3%, 2/06/27 ............................ United States 80,000 76,970
Senior Bond, 2.921%, 3/17/52 .......................... United States 270,000 201,048
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 42,700
Senior Bond, 3.95%, 3/25/51 ........................... United States 200,000 151,338
Senior Note, 1.65%, 3/25/26 ........................... United States 40,000 36,315
Senior Note, 4.65%, 5/06/30 ........................... United States 10,000 9,668
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 19,301
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 206,463
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 118,854
880,215
Specialty Retail 0.1%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 50,000 49,463
Senior Note, 5.95%, 3/09/28 ........................... United States 50,000 49,373
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 8,892
Senior Bond, 3.3%, 4/15/40 ............................ United States 20,000 16,257
Senior Bond, 3.35%, 4/15/50 ........................... United States 30,000 22,920
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,281
Senior Note, 4.5%, 9/15/32 ............................ United States 200,000 197,775
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,728
Senior Bond, 5.75%, 7/01/53 ........................... United States 200,000 203,956
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 16,963
584,608
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 2.45%, 8/04/26 ........................... United States 40,000 37,465
Senior Bond, 3.85%, 8/04/46 ........................... United States 10,000 8,810
Senior Bond, 2.65%, 5/11/50 ........................... United States 100,000 69,682
Senior Bond, 2.8%, 2/08/61 ............................ United States 500,000 338,269
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 150,000 150,101
604,327

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 $ 9,038
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 8,228
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,398
26,664
Tobacco 0.2%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 29,197
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 19,600
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 47,520
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 14,739
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 50,000 46,008
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 273,454
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 16,564
Senior Bond, 5.375%, 2/15/33 .......................... United States 425,000 424,298
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 8,627
880,007
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 .......................... United States 20,000 18,967
Senior Note, 5.3%, 2/01/28 ............................ United States 20,000 19,643
38,610
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 187,241
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 40,031
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 14,634
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 70,238
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,239
Senior Note, 3.375%, 4/15/29 .......................... United States 450,000 406,777
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 73,749
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 104,724
729,392
Total Corporate Bonds (Cost $66,146,382) ......................................
61,296,849
Foreign Government and Agency Securities 1.4%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
i
500,000 423,440
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 1,580,000 BRL 328,673
10%, 1/01/31 ....................................... Brazil 510,000 BRL 103,714
10%, 1/01/33 ....................................... Brazil 960,000 BRL 193,582
F, 10%, 1/01/29 ..................................... Brazil 480,000 BRL 98,328
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 148,462
Colombia Titulos de Tesoreria ,
B, 6%, 4/28/28 ...................................... Colombia 1,150,000,000 COP 235,743

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Titulos de Tesoreria, (continued)
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP $ 171,398
B, 9.25%, 5/28/42 ................................... Colombia 2,020,000,000 COP 432,438
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 66,251
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 237,371
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.7% ,
1/30/50 ........................................... Chile 200,000 151,741
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 102,913
b
Electricite de France SA ,
Senior Bond, 144A, 4.5%, 9/21/28 ....................... France 400,000 382,134
Senior Note, 144A, 5.7%, 5/23/28 ....................... France 200,000 199,824
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 176,920
b
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 200,000 199,406
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,400,000
j
MXN 235,007
M, 8%, 7/31/53 ..................................... Mexico 4,800,000
j
MXN 254,448
M, Senior Bond, 8.5%, 5/31/29 .......................... Mexico 6,000,000
j
MXN 347,335
M, Senior Bond, 8.5%, 11/18/38 ......................... Mexico 6,400,000
j
MXN 364,475
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,300,000
j
MXN 330,322
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 257,505
New Zealand Government Bond , 2.75% , 5/15/51 ..............
New Zealand 210,000 NZD 89,168
Panama Government Bond , Senior Bond , 2.252% , 9/29/32 ......
Panama 200,000 153,333
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 169,526
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 171,472
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 178,678
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 153,118
Petroleos Mexicanos ,
Senior Bond, 6.75%, 9/21/47 ........................... Mexico 100,000 62,887
Senior Bond, 6.95%, 1/28/60 ........................... Mexico 170,000 106,167
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 5,900,000 ZAR 185,796
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 4,890,000 ZAR 188,595
b
United Kingdom Gilt ,
Reg S, 3.25%, 1/31/33 ................................ United Kingdom 500,000 GBP 579,133
Reg S, 1.25%, 7/31/51 ................................ United Kingdom 850,000 GBP 535,313
Uruguay Government Bond ,
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 40,000 39,504
Senior Bond, 5.75%, 10/28/34 .......................... Uruguay 150,000 162,322
Total Foreign Government and Agency Securities (Cost $8,052,511) ...............
8,216,442
U.S. Government and Agency Securities 16.7%
FFCB , 2.1%, 2/25/36 ...................................
United States 150,000 112,833
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 2,805,000 2,900,436
1.125%, 8/15/40 ..................................... United States 552,000 355,372
1.375%, 11/15/40 .................................... United States 1,771,000 1,186,293
1.75%, 8/15/41 ..................................... United States 710,000 499,330
2%, 11/15/41 ....................................... United States 1,090,000 798,638
2.75%, 8/15/42 ..................................... United States 2,265,000 1,867,519
3.875%, 2/15/43 ..................................... United States 10,000 9,753
2.875%, 5/15/43 ..................................... United States 2,760,000 2,310,314
3.875%, 5/15/43 ..................................... United States 510,000 497,728
3.125%, 8/15/44 ..................................... United States 725,000 627,748

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
3%, 11/15/44 ....................................... United States 250,000 $ 211,704
3%, 5/15/45 ........................................ United States 380,000 321,196
2.5%, 5/15/46 ...................................... United States 945,000 727,355
2.25%, 8/15/46 ..................................... United States 3,305,000 2,416,458
3.375%, 11/15/48 .................................... United States 3,300,000 2,983,793
3%, 2/15/49 ........................................ United States 1,713,000 1,449,794
2.25%, 8/15/49 ..................................... United States 150,000 109,078
1.25%, 5/15/50 ..................................... United States 1,710,000 962,510
1.375%, 8/15/50 ..................................... United States 1,425,000 828,866
2%, 8/15/51 ........................................ United States 1,350,000 920,742
1.875%, 11/15/51 .................................... United States 1,775,000 1,172,471
2.25%, 2/15/52 ..................................... United States 1,200,000 867,703
3%, 8/15/52 ........................................ United States 620,000 527,387
3.625%, 2/15/53 ..................................... United States 190,000 182,400
3.625%, 5/15/53 ..................................... United States 20,000 19,225
U.S. Treasury Notes ,
2.125%, 3/31/24 ..................................... United States 250,000 244,032
2%, 4/30/24 ........................................ United States 1,345,000 1,307,697
2%, 5/31/24 ........................................ United States 1,705,000 1,652,857
2%, 6/30/24 ........................................ United States 2,255,000 2,180,760
2.375%, 8/15/24 ..................................... United States 1,640,000 1,587,373
1.25%, 8/31/24 ..................................... United States 700,000 667,803
1.5%, 10/31/24 ..................................... United States 1,000,000 951,719
1.5%, 11/30/24 ...................................... United States 510,000 484,321
2.125%, 11/30/24 .................................... United States 4,500,000 4,310,596
0.375%, 11/30/25 .................................... United States 4,613,000 4,164,944
0.375%, 1/31/26 ..................................... United States 10,930,000 9,815,439
0.875%, 6/30/26 ..................................... United States 975,000 878,700
1.875%, 7/31/26 ..................................... United States 389,000 360,228
1.25%, 12/31/26 ..................................... United States 3,800,000 3,420,816
2.375%, 5/15/27 ..................................... United States 3,140,000 2,924,616
0.5%, 6/30/27 ...................................... United States 6,535,000 5,635,544
3.25%, 6/30/27 ..................................... United States 1,430,000 1,375,537
2.25%, 11/15/27 ..................................... United States 3,500,000 3,224,512
k
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,495,953
0.75%, 1/31/28 ..................................... United States 310,000 265,976
1.25%, 4/30/28 ..................................... United States 2,575,000 2,250,057
3.5%, 4/30/28 ...................................... United States 180,000 174,930
3.125%, 11/15/28 .................................... United States 320,000 304,913
1.625%, 8/15/29 ..................................... United States 3,565,000 3,109,766
4%, 10/31/29 ....................................... United States 1,800,000 1,795,711
3.75%, 6/30/30 ..................................... United States 200,000 197,375
0.625%, 8/15/30 ..................................... United States 4,400,000 3,506,422
1.125%, 2/15/31 ..................................... United States 800,000 658,094
1.25%, 8/15/31 ..................................... United States 645,000 529,492
1.375%, 11/15/31 .................................... United States 5,600,000 4,619,016
1.875%, 2/15/32 ..................................... United States 300,000 257,033
2.75%, 8/15/32 ..................................... United States 1,650,000 1,512,940
4.125%, 11/15/32 .................................... United States 1,420,000 1,451,284
k
Index Linked, 1.125%, 1/15/33 .......................... United States 430,000 419,844
3.5%, 2/15/33 ...................................... United States 1,370,000 1,334,680
3.375%, 5/15/33 ..................................... United States 10,000 9,645
f
FRN, 5.234%, (3-month U.S. Treasury Bill Rate + (0.015)%),
1/31/24 ........................................... United States 205,000 205,030

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
f
FRN, 5.449%, (3-month U.S. Treasury Bill Rate + 0.2%), 1/31/25 United States 2,010,000 $ 2,013,590
Total U.S. Government and Agency Securities (Cost $106,626,847) ................
96,165,891
Asset-Backed Securities 0.7%
Consumer Finance 0.0%
†
l
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.682% ,
1/29/46 . ........................................... United States 125,000 124,940
Financial Services 0.6%
m
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.904% , ( 1-month USD LIBOR + 0.54% ), 3/25/36 . .... United States 79,404 75,977
b,m
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 6.26% , ( 3-month USD LIBOR + 1% ), 1/15/31 . .......... United States 243,436 241,474
m
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 5.795% ,
( 1-month USD LIBOR + 0.645% ), 3/25/34 . ................. United States 141,020 135,704
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 103,216 92,151
m
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 4.234% ,
( 1-month USD LIBOR + 0.56% ), 3/25/36 . .................. United States 48,911 48,478
b
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . .. United States 120,000 117,596
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 120,500 111,553
b,m
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 6.237% , ( 1-month USD LIBOR +
1.08% ), 10/16/36 . ................................... United States 100,000 97,625
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 151,033 108,551
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 68,284 61,417
b,m
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 6.32% , ( 3-month USD LIBOR + 1.06% ), 4/16/33 . ........ United States 500,000 494,625
b,m
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.439% , ( 1-month USD LIBOR + 0.72% ), 10/25/33 . .......... United States 149,054 143,193
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 418,165
b,m
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
6.321% , ( 3-month USD LIBOR + 1% ), 2/14/31 . .............. United States 250,000 247,137
b,m
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 6.39% ,
( 3-month USD LIBOR + 1.13% ), 1/17/31 . .................. United States 224,126 222,720
b,m
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 6.39% , ( 3-month
USD LIBOR + 1.13% ), 10/15/34 . ........................ United States 180,000 176,145
b,m
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 6.34% ,
( 3-month USD LIBOR + 1.08% ), 1/17/32 . .................. United States 250,000 246,271
3,038,782
a a a a a a
Ground Transportation 0.0%
†
b
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 106,470
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 383,221 325,079
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 70,979 61,436
2019-2, A, 2.9%, 5/01/28 .............................. United States 85,328 74,198
2020-1, B, 4.875%, 7/15/27 ............................ United States 205,500 196,330
657,043
a a a a a a
Total Asset-Backed Securities (Cost $4,026,869) ................................
3,927,235

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
BANK ,
2017-BNK7, A4, 3.175%, 9/15/60 ........................ United States 130,000 $ 118,332
2021-BN33, A5, 2.556%, 5/15/64 ........................ United States 210,000 173,254
b,m
BPR Trust , 2022-OANA , A , 144A, FRN , 7.045% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 145,829
b,m
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 5.923%, (1-month USD LIBOR +
0.73%), 10/15/36 .................................... United States 119,202 115,579
2021-VINO, A, 144A, FRN, 5.845%, (1-month USD LIBOR +
0.652%), 5/15/38 .................................... United States 150,000 146,294
2021-VOLT, B, 144A, FRN, 6.143%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 250,000 239,747
2022-LP2, A, 144A, FRN, 6.16%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 213,530 207,316
b,m
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 5.883%, (1-month USD LIBOR +
0.689%), 10/15/36 ................................... United States 230,000 223,355
2022-MVRK, A, 144A, FRN, 6.569%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 120,000 117,696
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ..................... United States 100,000 96,501
m
2022-IND, A, 144A, FRN, 6.638%, (1-month SOFR + 1.491%),
4/15/37 ........................................... United States 366,253 361,230
Citigroup Commercial Mortgage Trust , 2016-P6 , A4 , 3.458% ,
12/10/49 .......................................... United States 266,043 247,350
FNMA ,
2014-6, Z, 2.5%, 2/25/44 .............................. United States 126,513 105,617
2022-29, KZ, 1.5%, 6/25/42 ............................ United States 101,637 71,387
n
427, C73, 3%, 12/25/48 ............................... United States 563,194 89,913
GNMA ,
2021-21, AH, 1.4%, 6/16/63 ............................ United States 87,661 67,623
2021-77, LC, 1.25%, 7/20/50 ........................... United States 125,742 99,459
2023-92, AH, 2%, 6/16/64 ............................. United States 100,000 79,073
b,m
ILPT Commercial Mortgage Trust , 2022-LPF2 , A , 144A, FRN ,
7.392% , ( 1-month SOFR + 2.245% ), 10/15/39 .............. United States 100,000 99,899
b,m
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.636% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 130,282
b,m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 6.467% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 147,053
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 115,393
b,m
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.544% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 98,282
b,m
SREIT Trust ,
2021-MFP, A, 144A, FRN, 5.924%, (1-month USD LIBOR +
0.731%), 11/15/38 ................................... United States 140,000 136,157
2021-MFP2, A, 144A, FRN, 6.015%, (1-month USD LIBOR +
0.822%), 11/15/36 ................................... United States 100,000 97,551
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 102,071
3,632,243
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,702,940) .................
3,632,243

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 5.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.7%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 344,125 $ 337,997
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 40,168 37,649
FHLMC Pool, 15 Year, 4%, 11/01/37 ....................... United States 181,958 175,853
FHLMC Pool, 20 Year, 1.5%, 11/01/40 - 7/01/41 .............. United States 245,380 199,714
FHLMC Pool, 20 Year, 2%, 1/01/42 - 4/01/42 ................. United States 380,485 323,989
FHLMC Pool, 20 Year, 3%, 5/01/42 ........................ United States 185,364 166,566
g
FHLMC Pool, 30 Year, 2%, 9/01/50 - 8/01/52 ................. United States 946,306 774,655
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 4/01/52 .............. United States 1,972,890 1,688,336
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 1,053,966 932,149
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 2,024,571 1,869,711
FHLMC Pool, 30 Year, 4%, 5/01/47 - 2/01/53 ................. United States 1,168,772 1,106,141
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ............. United States 1,018,969 987,758
FHLMC Pool, 30 Year, 5%, 8/01/52 - 11/01/52 ................ United States 698,010 685,878
FHLMC Pool, 30 Year, 5.5%, 12/01/52 ...................... United States 286,155 285,182
FHLMC Pool, 30 Year, 6%, 3/01/53 ........................ United States 97,390 98,289
9,669,867
Federal National Mortgage Association (FNMA) Fixed Rate 2.5%
FNMA, 2.5%, 9/01/61 - 6/01/62 ........................... United States 280,204 230,234
FNMA, 3.66%, 10/01/32 ................................ United States 200,000 187,458
FNMA, 3.75%, 9/01/32 ................................. United States 100,000 94,415
FNMA, 3.89%, 7/01/32 ................................. United States 100,000 93,586
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 520,604 462,034
FNMA, 20 Year, 2%, 3/01/42 ............................. United States 91,044 77,131
FNMA, 20 Year, 2.5%, 5/01/42 ........................... United States 91,939 79,910
FNMA, 20 Year, 3.5%, 8/01/42 ........................... United States 95,436 88,492
FNMA, 30 Year, 1.5%, 3/01/51 - 9/01/51 .................... United States 275,945 213,924
g
FNMA, 30 Year, 2%, 2/01/51 - 3/01/52 ...................... United States 4,457,466 3,648,939
FNMA, 30 Year, 2.5%, 5/01/51 - 3/01/52 .................... United States 3,579,616 3,048,004
FNMA, 30 Year, 3%, 9/01/50 - 5/01/52 ...................... United States 2,558,261 2,265,266
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 462,460 423,926
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 598,247 566,294
FNMA, 30 Year, 4.5%, 2/01/50 - 11/01/52 ................... United States 759,086 732,908
FNMA, 30 Year, 5%, 10/01/52 - 12/01/52 .................... United States 278,099 272,795
FNMA, 30 Year, 5.5%, 12/01/52 - 5/01/53 ................... United States 851,303 848,287
o
FNMA, Single-family, 30 Year, 3%, 7/25/53 .................. United States 200,000 176,055
o
FNMA, Single-family, 30 Year, 3.5%, 7/25/53 ................. United States 200,000 182,273
o
FNMA, Single-family, 30 Year, 4%, 7/25/53 .................. United States 100,000 93,855
o
FNMA, Single-family, 30 Year, 4.5%, 7/25/53 ................. United States 200,000 192,297
o
FNMA, Single-family, 30 Year, 5%, 7/25/53 .................. United States 100,000 97,992
o
FNMA, Single-family, 30 Year, 5.5%, 7/25/53 ................. United States 200,000 199,047
o
FNMA, Single-family, 30 Year, 6.5%, 7/25/53 ................. United States 200,000 204,219
14,479,341
Government National Mortgage Association (GNMA) Fixed Rate 0.9%
GNMA II, 30 Year, 4.5%, 9/20/52 .......................... United States 96,880 94,047
GNMA II, Single-family, 30 Year, 2%, 1/20/51 - 7/15/53 ......... United States 631,092 531,040
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 7/15/53 ........ United States 1,356,560 1,177,999
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 10/20/51 ........ United States 732,629 659,269
GNMA II, Single-family, 30 Year, 3.5%, 4/20/52 - 7/15/53 ........ United States 494,160 456,189
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 357,401 342,717
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 - 7/15/53 ........ United States 288,359 280,898
GNMA II, Single-family, 30 Year, 5%, 6/20/53 - 7/15/53 ......... United States 570,000 560,270

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 5.5%, 2/20/53 - 7/15/53 ........ United States 917,068 $ 913,276
5,015,705
Total Mortgage-Backed Securities (Cost $31,228,652) ............................
29,164,913
Municipal Bonds 0.3%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 65,000 55,703
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 485,000 440,319
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 353,221
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 189,074
1,038,317
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 122,383
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 315,000 335,748
Total Municipal Bonds (Cost $1,838,668) .......................................
1,496,448
Residential Mortgage-Backed Securities 0.3%
Financial Services 0.3%
b
Angel Oak Mortgage Trust , 2023-1 , A1 , 144A, 4.75% , 9/26/67 .... United States 146,374 140,049
b,l
Angel Oak Mortgage Trust I LLC , 2019-2 , B1 , 144A, FRN , 5.016% ,
3/25/49 ........................................... United States 130,000 125,112
b,l
BRAVO Residential Funding Trust , 2022-NQM3 , A1 , 144A, FRN ,
5.108% , 7/25/62 ..................................... United States 90,849 87,780
b,m
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
8.167% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ........... United States 120,000 121,323
b
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ........................................... United States 145,042 143,430
b,m
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.717%, (30-day SOFR Average +
1.65%), 1/25/34 ..................................... United States 109,363 109,227
2022-DNA3, M1A, 144A, FRN, 7.067%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 82,269 82,534
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 1.75% , 7/25/61 United States 109,855 103,272
b,l
New Residential Mortgage Loan Trust ,
2016-4A, A1, 144A, FRN, 3.75%, 11/25/56 ................. United States 102,387 93,531
2017-1A, A1, 144A, FRN, 4%, 2/25/57 .................... United States 94,941 88,894
2018-3A, A1, 144A, FRN, 4.5%, 5/25/58 ................... United States 85,690 81,833
b,l
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 84,993 69,975
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 121,437 118,308
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 89,524 84,615
1,449,883
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,470,650) ..................
1,449,883
Total Long Term Investments (Cost $500,601,172) ...............................
552,108,631
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, July Strike Price $113.25,
Expires 7/21/23 ..................................... 1 100,000 $ 328
U.S. Treasury 10 Year Notes Futures, July Strike Price $113.50,
Expires 7/21/23 ..................................... 2 200,000 531
U.S. Treasury 30 Year Bonds Futures, July Strike Price $128.00,
Expires 7/21/23 ..................................... 1 100,000 766
U.S. Treasury 30 Year Bonds Futures, July Strike Price $128.50,
Expires 7/21/23 ..................................... 1 100,000 609
U.S. Treasury 5 Year Notes Futures, July Strike Price $107.25,
Expires 7/21/23 ..................................... 1 100,000 453
U.S. Treasury 5 Year Notes Futures, July Strike Price $107.75,
Expires 7/21/23 ..................................... 1 100,000 273
U.S. Treasury 5 Year Notes Futures, July Strike Price $108.00,
Expires 7/21/23 ..................................... 5 500,000 1,016
3,976
Puts - Exchange-Traded
U.S. Treasury 5 Year Notes Futures, July Strike Price $108.25,
Expires 7/21/23 ..................................... 1 100,000 1,305
Total Options Purchased (Cost $8,319) .........................................
5,281
Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
p
FHLB ,
7/28/23 ........................................... United States 230,000 229,231
9/29/23 ........................................... United States 220,000 217,367
3/01/24 ........................................... United States 130,000 125,766
572,364
p
U.S. Treasury Bills ,
7/18/23 ........................................... United States 250,000 249,477
9/07/23 ........................................... United States 360,000 356,614
10/03/23 .......................................... United States 550,000 542,744
1,148,835
Total U.S. Government and Agency Securities (Cost $1,720,170) ..................
1,721,199
Shares
a a a
Money Market Funds 3.6%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 15,414,673 15,414,673
r
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
4.75% ............................................ United States 3,622,457 3,622,457
q,r
Western Asset Premier Institutional Government Reserves, 5.06% United States 313,998 313,998

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds
(continued)
q,r
Western Asset Premier Institutional U.S. Treasury Reserves, 5.06% United States 1,146,201 $ 1,146,201
Total Money Market Funds (Cost $20,497,329) ..................................
20,497,329
Total Short Term Investments (Cost $22,217,499 ) ................................
22,218,528
a
Total Investments (Cost $522,826,990) 99.8% ...................................
$574,332,440
Options Written (0.0)%
†
......................................................
(13,898)
Other Assets, less Liabilities 0.2% .............................................
1,474,180
Net Assets 100.0% ...........................................................
$575,792,722
Number of
Contracts
Notional
Amount
#
a a a
s
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, July Strike Price $113.00,
Expires 7/21/23 ..................................... 1 100,000 (406)
U.S. Treasury 10 Year Notes Futures, July Strike Price $114.00,
Expires 7/21/23 ..................................... 4 400,000 (687)
U.S. Treasury 10 Year Notes Futures, July Strike Price $114.50,
Expires 7/21/23 ..................................... 4 400,000 (43 7 )
U.S. Treasury 10 Year Notes Futures, July Strike Price $115.00,
Expires 7/21/23 ..................................... 5 500,000 (391)
U.S. Treasury 10 Year Notes Futures, July Strike Price $115.50,
Expires 7/21/23 ..................................... 1 100,000 (47)
U.S. Treasury 2 Year Notes Futures, July Strike Price $102.50,
Expires 7/21/23 ..................................... 4 800,000 (250)
U.S. Treasury 30 Year Bonds Futures, July Strike Price $129.00,
Expires 7/21/23 ..................................... 1 100,000 (469)
U.S. Treasury 30 Year Bonds Futures, July Strike Price $130.00,
Expires 7/21/23 ..................................... 2 200,000 (562)
U.S. Treasury 5 Year Notes Futures, July Strike Price $108.50,
Expires 7/14/23 ..................................... 1 100,000 (70)
U.S. Treasury 5 Year Notes Futures, July Strike Price $108.75,
Expires 7/14/23 ..................................... 1 100,000 (47)
U.S. Treasury 5 Year Notes Futures, July Strike Price $108.75,
Expires 7/21/23 ..................................... 2 200,000 (172)
U.S. Treasury 5 Year Notes Futures, July Strike Price $109.00,
Expires 7/21/23 ..................................... 2 200,000 (125)
U.S. Treasury 5 Year Notes Futures, July Strike Price $109.25,
Expires 7/21/23 ..................................... 2 200,000 (94)
U.S. Treasury 5 Year Notes Futures, July Strike Price $109.50,
Expires 7/21/23 ..................................... 4 400,000 (125)
U.S. Treasury 5 Year Notes Futures, August Strike Price $109.50,
Expires 8/25/23 ..................................... 6 600,000 (1,172)
(5,05 4 )
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, July Strike Price $112.50,
Expires 7/21/23 ..................................... 1 100,000 (828)
U.S. Treasury 10 Year Notes Futures, July Strike Price $113.00,
Expires 7/21/23 ..................................... 1 100,000 (1,141)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
s
Options Written
(continued)
Puts - Exchange-Traded (continued)
Options on Interest Rate Futures (continued)
U.S. Treasury 5 Year Notes Futures, July Strike Price $107.25,
Expires 7/21/23 ..................................... 2 200,000 $ (1,219)
U.S. Treasury 5 Year Notes Futures, July Strike Price $107.50,
Expires 7/21/23 ..................................... 6 600,000 (4,547)
U.S. Treasury 5 Year Notes Futures, July Strike Price $108.00,
Expires 7/21/23 ..................................... 1 100,000 (1,109)
(8,844)
Total Options Written (Premiums received $26,802) .............................
$ (13,89 8 )

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(d) .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $22,583,336, representing 3.9% of net assets.
c
Variable interest entity (VIE). See the Fund’s statement of information regarding investments made through a VIE structure.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Perpetual security with no stated maturity date.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount is stated in 100 Mexican Peso Units.
k
Principal amount of security is adjusted for inflation. See Note 1(g).
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
p
The security was issued on a discount basis with no stated coupon rate.
q
See Note 3(e) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(d) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 98 $ 21,992,425 9/15/23 $ (494,103)
S&P 500 E-Mini Index ......................... Long 28 6,283,550 9/15/23 141,068
Interest rate contracts
3-month SOFR .............................. Long 24 5,762,700 3/17/26 (15,957)
3-month SOFR .............................. Short 24 5,677,900 12/19/23 60,472
U.S. Treasury 10 Year Notes .................... Short 9 1,010,391 9/20/23 13,635
U.S. Treasury 10 Year Notes .................... Long 216 24,249,375 9/20/23 (250,626)
U.S. Treasury 10 Year Ultra Notes ................ Short 13 1,539,688 9/20/23 16,573
U.S. Treasury 10 Year Ultra Notes ................ Long 13 1,539,688 9/20/23 (15,999)
U.S. Treasury 2 Year Notes ..................... Long 23 4,676,906 9/29/23 (58,945)
U.S. Treasury 5 Year Notes ..................... Short 4 427,719 6/30/23 6,714
U.S. Treasury 5 Year Notes ..................... Long 48 5,139,844 6/30/23 (68,526)
U.S. Treasury Long Bonds ..................... Short 4 507,625 9/20/23 2,519
U.S. Treasury Ultra Bonds ...................... Short 8 1,089,750 9/20/23 (17,700)
U.S. Treasury Ultra Bonds ...................... Long 22 2,996,812 9/20/23 21,449
Total Futures Contracts ...................................................................... $(659,426)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
At June 30, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... HSBK Sell 1,340,000 268,688 7/19/23 $ — $ (10,359)
Polish Zloty ........ CITI Buy 1,940,000 464,523 7/20/23 12,434 (69)
Polish Zloty ........ CITI Sell 970,000 230,799 7/20/23 — (7,645)
Polish Zloty ........ UBSW Buy 250,000 58,882 7/20/23 2,572 —
Polish Zloty ........ UBSW Sell 1,220,000 289,250 7/20/23 — (10,648)
Canadian Dollar .... CITI Buy 1,220,000 907,390 7/25/23 13,876 —
Canadian Dollar .... CITI Sell 1,220,000 907,435 7/25/23 2,132 (15,964)
Columbian Peso .... JPHQ Sell 1,230,000,000 266,217 7/28/23 — (27,161)
Mexican Peso ...... CITI Sell 19,700,000 1,069,896 7/28/23 — (75,264)
Euro ............. JPHQ Buy 2,830,000 3,109,979 8/04/23 11,606 (28,211)
Euro ............. JPHQ Sell 1,580,000 1,698,255 8/04/23 — (28,787)
Thai Baht ......... HSBK Buy 4,500,000 134,509 8/11/23 — (6,696)
South African Rand .. HSBK Buy 4,300,000 221,619 8/15/23 5,861 —
South African Rand .. HSBK Sell 7,000,000 370,545 8/15/23 229 —
Australian Dollar .... JPHQ Buy 1,340,000 886,430 8/31/23 7,568 —
British Pound ...... JPHQ Buy 380,000 472,351 9/01/23 10,351 —
British Pound ...... JPHQ Sell 900,000 1,132,727 9/01/23 1,127 (11,641)
Indian Rupee ...... BZWS Buy 28,000,000 339,917 9/11/23 421 —
South Korean Won .. JPHQ Buy 950,000,000 732,505 9/13/23 — (8,786)
Japanese Yen ...... JPHQ Buy 362,000,000 2,633,264 9/19/23 — (93,679)
Norwegian Krone ... JPHQ Buy 6,000,000 563,655 9/22/23 986 (4,052)
New Zealand Dollar . BZWS Buy 240,000 148,793 9/26/23 — (1,558)
Norwegian Krone ... MSCO Buy 5,500,000 526,255 9/29/23 — (12,275)
Total Forward Exchange Contracts ................................................... $69,163 $(342,795)
Net unrealized appreciation (depreciation) ............................................ $(273,632)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.39 .. 1.00% Quarterly 12/20/27 560,000 $ 8,341 $ 2,374 $ 5,967
Investment
Grade
CDX.NA.IG.40 .. 1.00% Quarterly 6/20/28 2,208,000 33,708 15,192 18,516
Investment
Grade
CDX.NA.IG.40 .. 1.00% Quarterly 6/20/33 1,570,000 (5,007) (22,294) 17,287
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $37,042 $(4,728) $41,770
Total Credit Default Swap Contracts .................................... $37,042 $ (4,728) $41,770
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
At June 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(d) .
See Note 7 regarding other derivative information.
See Abbreviations on page 66 .
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 2.98% .. Annual
Pay Floating 1-day
SOFR ............ Annual 11/30/27 1,941,000 $ (71,455) $ 377 $ (71,832)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 11/30/27 2,673,000 (50,316) (427) (49,889)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.27% .... Annual 4/30/29 1,009,000 31,430 (25,767) 57,197
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.15% .... Annual 5/15/48 1,376,000 39,181 2,626 36,555
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.5% ..... Annual 4/21/52 12,000 1,625 984 641
Total Interest Rate Swap Contracts ............................... $(49,535) $ (22,207) $(27,328)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $505,952,118
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 16,874,872
Value - Unaffiliated issuers .................................................................. $557,457,568
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 16,874,872
Cash .................................................................................... 24,718
Foreign currency, at value (cost $184,293) ........................................................ 183,549
Receivables:
Investment securities sold ................................................................... 1,636,163
Capital shares sold ........................................................................ 369,374
Dividends and interest ..................................................................... 2,145,747
Deposits with brokers for:
OTC derivative contracts .................................................................. 10,000
Futures contracts ........................................................................ 2,121,835
Centrally cleared swap contracts ............................................................ 403,232
Variation margin on centrally cleared swap contracts ............................................... 41,502
Unrealized appreciation on OTC forward exchange contracts .......................................... 69,163
Total assets .......................................................................... 581,337,723
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,147,525
Capital shares redeemed ................................................................... 283,596
Management fees ......................................................................... 259,365
Distribution fees .......................................................................... 144,824
Trustees' fees and expenses ................................................................. 947
Variation margin on futures contracts ........................................................... 185,866
Deposits from brokers for:
OTC derivative contracts .................................................................. 10,000
Options written, at value (premiums received $26,802) ............................................... 13,898
Unrealized depreciation on OTC forward exchange contracts .......................................... 342,795
Deferred tax ............................................................................... 27,689
Accrued expenses and other liabilities ........................................................... 128,496
Total liabilities ......................................................................... 5,545,001
Net assets, at value ................................................................. $575,792,722
Net assets consist of:
Paid-in capital ............................................................................. $532,877,830
Total distributable earnings (losses) ............................................................. 42,914,892
Net assets, at value ................................................................. $575,792,722

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $806,177
Shares outstanding ........................................................................ 171,934
Net asset value and maximum offering price per share ............................................. $4.69
Class 2:
Net assets, at value ....................................................................... $225,832,148
Shares outstanding ........................................................................ 48,596,940
Net asset value and maximum offering price per share ............................................. $4.65
Class 4:
Net assets, at value ....................................................................... $349,154,397
Shares outstanding ........................................................................ 72,146,866
Net asset value and maximum offering price per share ............................................. $4.84

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $196,508)
Unaffiliated issuers ........................................................................ $3,624,360
Non-controlled affiliates (Note 3 e ) ............................................................. 341,534
Interest: (net of foreign taxes of $4,451)
Unaffiliated issuers ........................................................................ 3,763,809
Total investment income ................................................................... 7,729,703
Expenses:
Management fees (Note 3 a ) ................................................................... 1,542,836
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 280,237
    Class 4 ................................................................................ 588,162
Custodian fees (Note 4 ) ...................................................................... 2,414
Reports to shareholders fees .................................................................. 2,824
Professional fees ........................................................................... 44,169
Trustees' fees and expenses .................................................................. 3,567
Other .................................................................................... 13,892
Total expenses ......................................................................... 2,478,101
Expense reductions (Note 4 ) ............................................................... (2,147)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (27,229)
Net expenses ......................................................................... 2,448,725
Net investment income ................................................................ 5,280,978
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $5,128)
Unaffiliated issuers ...................................................................... (4,278,953)
Written options ........................................................................... 261,371
Foreign currency transactions ................................................................ (16,810)
Forward exchange contracts ................................................................. (102,564)
Futures contracts ......................................................................... (1,298,390)
TBA sale commitments ..................................................................... (81,830)
Swap contracts ........................................................................... 313,706
Net realized gain (loss) .................................................................. (5,203,470)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 48,648,154
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,619
Written options ........................................................................... 18,609
Forward exchange contracts ................................................................. (423,912)
Futures contracts ......................................................................... (969,445)
Swap contracts ........................................................................... (311,416)
Change in deferred taxes on unrealized appreciation ............................................... (995)
Net change in unrealized appreciation (depreciation) ............................................ 46,965,614
Net realized and unrealized gain (loss) ............................................................ 41,762,144
Net increase (decrease) in net assets resulting from operations .......................................... $47,043,122

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Allocation VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,280,978 $7,460,788
Net realized gain (loss) ................................................. (5,203,470) 9,154,925
Net change in unrealized appreciation (depreciation) ........................... 46,965,614 (130,462,358)
Net increase (decrease) in net assets resulting from operations ................ 47,043,122 (113,846,645)
Distributions to shareholders:
Class 1 ............................................................. (25,224) (86,111)
Class 2 ............................................................. (6,929,031) (28,489,853)
Class 4 ............................................................. (9,970,207) (38,575,172)
Total distributions to shareholders .......................................... (16,924,462) (67,151,136)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 120,741 32,245
Class 2 ............................................................. (9,977,977) (2,410,465)
Class 4 ............................................................. 2,225,368 15,006,285
Total capital share transactions ............................................ (7,631,868) 12,628,065
Net increase (decrease) in net assets ................................... 22,486,792 (168,369,716)
Net assets:
Beginning of period ..................................................... 553,305,930 721,675,646
End of period .......................................................... $575,792,722 $553,305,930

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Notes to Financial Statements (unaudited)
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Allocation VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2023, 46.1% of the
Fund’s shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

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(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
 The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2023, the Fund had OTC
derivatives in a net liability position of $273,632 and the
aggregate value of collateral pledged for such contracts was
$10,000.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 7 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 38,847 $179,681 16,838 $79,334
Shares issued in reinvestment of distributions .......... 5,378 25,224 19,526 86,111
Shares redeemed ............................... (17,682) (84,164) (30,604) (133,200)
Net increase (decrease) .......................... 26,543 $120,741 5,760 $32,245
Class 2 Shares:
Shares sold ................................... 879,729 $4,081,115 2,067,285 $10,531,771
Shares issued in reinvestment of distributions .......... 1,490,114 6,929,031 6,519,416 28,489,853
Shares redeemed ............................... (4,552,959) (20,988,123) (8,499,043) (41,432,089)
Net increase (decrease) .......................... (2,183,116) $(9,977,977) 87,658 $(2,410,465)
Class 4 Shares:
Shares sold ................................... 2,445,153 $11,774,286 2,663,783 $13,538,819
Shares issued in reinvestment of distributions .......... 2,059,960 9,970,207 8,478,060 38,575,172
Shares redeemed ............................... (4,059,553) (19,519,125) (7,330,236) (37,107,706)
Net increase (decrease) .......................... 445,560 $2,225,368 3,811,607 $15,006,285
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
59
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and p aid monthly, to Advisers of 0.55 % per year of the average daily net assets of the Fund .
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Western Asset Management Company, LLC (Western) Investment manager
Western Asset Management Company, Limited (Western London) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
Western
Western London

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Notes to Financial Statements (unaudited)
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(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57%, based on the average net assets of each class until
April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 15,109,675 $ 33,009,175 $ (32,704,177) $ — $ — $ 15,414,673 15,414,673 $ 307,767
Western Asset Premier
Institutional Government
Reserves, Class Premium,
5.06% ................. 105,090 11,421,297 (11,212,389) — — 313,998 313,998 13,687
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium,
5.06% ................. 633,433 4,058,191 (3,545,423) — — 1,146,201 1,146,201 20,080
Total Affiliated Securities ... $15,848,198 $48,488,663 $(47,461,989) $— $— $16,874,872 $341,534
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
61
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(continued)
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, bond discounts and premiums and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 3 0, 2023 , aggregated
$ 188,044,163 and $ 211 , 889 , 148 , respectively.
7. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $530,006,266
Unrealized appreciation ........................................................................ $82,281,579
Unrealized depreciation ........................................................................ (38,914,854)
Net unrealized appreciation (depreciation) .......................................................... $43,366,725
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 5,281
a
Options written, at value $ 13,898
Variation margin on futures
contracts
121,362
b
Variation margin on futures
contracts
427,753
b
Variation margin on centrally
cleared swap contracts
94,393
c
Variation margin on centrally
cleared swap contracts
121,721
c
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
69,163 Unrealized depreciation on OTC
forward exchange contracts
342,795
Credit contracts ............
Variation margin on centrally
cleared swap contracts
41,770
c
Variation margin on centrally
cleared swap contracts
—
Equity contracts ...........
Variation margin on futures
contracts
141,068
b
Variation margin on futures
contracts
494,103
b
Total .................... $473,037 $1,400,270
a
Purchased option contracts are included in the net change in unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts were as follows:
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(144,894)
a
Investments $4,172
a
Written options 261,371 Written options 18,609
Futures contracts (603,390) Futures contracts (92,472)
Swap contracts 148,462 Swap contracts (263,025)
Foreign exchange contracts .....
Forward exchange contracts (102,564) Forward exchange contracts (423,912)
Credit contracts ...............
Swap contracts 165,244 Swap contracts (48,391)
Equity Contracts ..............
Futures contracts (695,000) Futures contracts (876,973)
Total ....................... $(970,771) $(1,681,992)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Allocation VIP
Fund
Futures contracts ......................... $ 85,894,674
Swap Contracts .......................... 14,271,571
Forward exchange contracts ................. 14,516,113
Options ................................. 10,678,571
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,490,701 $ 3,128,879 $ — $ 10,619,580
Air Freight & Logistics ................... 2,541,254 1,461,588 — 4,002,842
Automobile Components ................. 554,310 2,353,510 — 2,907,820
Automobiles .......................... 2,813,068 2,671,466 — 5,484,534
Banks ............................... 8,534,054 7,822,357 — 16,356,411
Beverages ........................... 5,243,228 867,655 — 6,110,883
Biotechnology ......................... 3,349,769 2,441,346 — 5,791,115
Broadline Retail ....................... 8,106,086 2,067,853 — 10,173,939
Building Products ...................... 1,335,688 516,973 — 1,852,661
Capital Markets ........................ 6,386,722 4,230,844 — 10,617,566
Chemicals ........................... 6,774,156 3,020,171 — 9,794,327
Commercial Services & Supplies ........... 569,651 84,485 — 654,136
Communications Equipment .............. 3,164,513 85,703 — 3,250,216
Construction & Engineering ............... 86,831 275,549 — 362,380
Construction Materials .................. 1,566,656 826,262 — 2,392,918
Consumer Finance ..................... 2,553,186 — — 2,553,186
Consumer Staples Distribution & Retail ...... 1,865,008 1,025,124 — 2,890,132
Containers & Packaging ................. 171,021 756,453 — 927,474
Distributors ........................... 133,692 — — 133,692
Diversified Consumer Services ............ — 46,171 — 46,171
Diversified REITs ...................... — 113,130 — 113,130
Diversified Telecommunication Services ..... 451,305 805,719 — 1,257,024
Electric Utilities ........................ 3,011,037 529,785 — 3,540,822
Electrical Equipment .................... 2,914,377 731,828 — 3,646,205
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 4,116,792 $ 509,894 $ — $ 4,626,686
Energy Equipment & Services ............. — 890,638 — 890,638
Entertainment ......................... 2,570,094 1,446,302 — 4,016,396
Financial Services ...................... 9,996,624 3,483,599 — 13,480,223
Food Products ........................ 955,641 1,604,403 — 2,560,044
Gas Utilities .......................... — 181,111 — 181,111
Ground Transportation .................. 2,714,435 96,984 — 2,811,419
Health Care Equipment & Supplies ......... 9,323,969 4,146,274 — 13,470,243
Health Care Providers & Services .......... 9,381,600 642,673 — 10,024,273
Health Care REITs ..................... 104,092 — — 104,092
Health Care Technology ................. 138,411 39,254 — 177,665
Hotels, Restaurants & Leisure ............. 2,111,787 1,992,264 — 4,104,051
Household Durables .................... 254,025 1,851,124 — 2,105,149
Household Products .................... 1,133,402 223,144 — 1,356,546
Independent Power and Renewable Electricity
Producers .......................... — 59,574 — 59,574
Industrial Conglomerates ................ 870,891 1,751,904 — 2,622,795
Industrial REITs ....................... 274,516 134,694 — 409,210
Insurance ............................ 5,334,505 3,026,384 — 8,360,889
Interactive Media & Services .............. 10,699,232 102,391 — 10,801,623
IT Services ........................... 3,846,466 242,734 — 4,089,200
Leisure Products ....................... — 97,274 — 97,274
Life Sciences Tools & Services ............ 4,602,541 1,221,320 — 5,823,861
Machinery ............................ 7,188,038 1,444,027 — 8,632,065
Marine Transportation ................... — 183,654 — 183,654
Media ............................... 4,291,650 1,269,143 — 5,560,793
Metals & Mining ....................... 1,240,168 1,698,495 — 2,938,663
Multi-Utilities .......................... 3,264,264 454,508 — 3,718,772
Office REITs .......................... — 45,673 — 45,673
Oil, Gas & Consumable Fuels ............. 8,116,779 5,491,667 — 13,608,446
Paper & Forest Products ................. — 87,953 — 87,953
Passenger Airlines ..................... 92,003 89,807 — 181,810
Personal Care Products ................. 1,697,375 1,072,029 — 2,769,404
Pharmaceuticals ....................... 7,642,237 5,914,525 — 13,556,762
Professional Services ................... 1,003,274 2,360,946 — 3,364,220
Real Estate Management & Development .... 84,911 555,854 — 640,765
Residential REITs ...................... 218,703 — — 218,703
Retail REITs .......................... 193,314 101,129 — 294,443
Semiconductors & Semiconductor Equipment . 16,853,100 4,700,654 — 21,553,754
Software ............................. 29,184,062 1,448,599 — 30,632,661
Specialized REITs ...................... 2,576,031 — — 2,576,031
Specialty Retail ........................ 3,211,870 503,417 — 3,715,287
Technology Hardware, Storage & Peripherals . 11,008,952 1,888,633 — 12,897,585
Textiles, Apparel & Luxury Goods .......... 1,671,925 1,659,971 — 3,331,896
Tobacco ............................. 264,416 1,115,798 — 1,380,214
Trading Companies & Distributors .......... 1,833,150 1,442,197 — 3,275,347
Transportation Infrastructure .............. — 75,427 — 75,427
Water Utilities ......................... 301,314 — — 301,314
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
10. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Wireless Telecommunication Services ....... $ 143,206 $ 450,956 $ — $ 594,162
Management Investment Companies ......... 10,855,526 — — 10,855,526
Preferred Stocks ......................... — 247,741 — 247,741
Rights ................................. — — —
a
—
Limited Partnerships ...................... 1,867,530 — — 1,867,530
Corporate Bonds ........................ — 61,296,849 — 61,296,849
Foreign Government and Agency Securities .... — 8,216,442 — 8,216,442
U.S. Government and Agency Securities ....... — 96,165,891 — 96,165,891
Asset-Backed Securities ................... — 3,927,235 — 3,927,235
Commercial Mortgage-Backed Securities ...... — 3,632,243 — 3,632,243
Mortgage-Backed Securities ................ — 29,164,913 — 29,164,913
Municipal Bonds ......................... — 1,496,448 — 1,496,448
Residential Mortgage-Backed Securities ....... — 1,449,883 — 1,449,883
Options purchased ....................... 5,281 — — 5,281
Short Term Investments ................... 20,497,329 1,721,199 — 22,218,528
Total Investments in Securities ........... $273,351,744 $300,980,696
b
$— $574,332,440
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 69,163 $ — $ 69,163
Futures contracts ........................ 262,430 — — 262,430
Swap contracts ......................... — 136,163 — 136,163
Total Other Financial Instruments ......... $262,430 $205,326 $— $467,756
Liabilities:
Other Financial Instruments:
Options written .......................... $ 13,898 $ — $ — $ 13,898
Forward exchange contracts ................ — 342,795 — 342,795
Futures contracts ........................ 921,856 — — 921,856
Swap contracts .......................... — 121,721 — 121,721
Total Other Financial Instruments ......... $935,754 $464,516 $— $1,400,270
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $93,909,593, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Cu r rency
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
GBP
British Pound
HKD
Hong Kong Dollar
MXN
Mexican Peso
NZD
New Zealand Dollar
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
CLO
Collateralized Loan Obligation
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Interbank Offered Rate
NYRS
New York Registry Shares
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TIPS
Treasury Inflation Protected Securities

VIP SA1 07/23
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

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Shareholder Information
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Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
(Fund)
At an in-person meeting held on February 27, 2023
(Meeting), the Board of Trustees (Board) of Franklin
Templeton Variable Insurance Products Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940) (Independent Trustees), reviewed and approved (i) a
new investment sub-advisory agreement between Franklin
Advisers, Inc. (Manager), the Fund’s investment manager,
and Franklin Templeton Institutional, LLC (Sub-Adviser), an
affiliate of the Manager, on behalf of the Fund with respect to the Sub-Adviser’s Franklin U.S. Core Bond Strategy for an
initial two-year period; and (ii) an amendment to an existing investment sub-advisory agreement between the Manager
and the Sub-Adviser with respect to its Franklin Investment
Grade Corporate Strategy effective March 31, 2023 (each
a Sub-Advisory Agreement). The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the Sub-
Advisory Agreements.
The Board reviewed and considered information provided by
the Manager at the Meeting with respect to the Sub-Advisory
Agreements. The Board also reviewed and considered the
factors it deemed relevant in approving the Sub-Advisory
Agreements, including, but not limited to: (i) the nature,
extent, and quality of the services currently provided and
to be provided by the Sub-Adviser; and (ii) the costs of
the services currently provided and to be provided by the
Sub-Adviser. The Board further reviewed and considered
information provided by management showing the expected
impact of the Sub-Advisory Agreements on the Manager’s
profitability consistent with the Order (as defined below).
The Board also considered that management proposed that
the Board approve the Sub-Advisory Agreements in order
to facilitate portfolio management team changes, effective
March 2023. The Board reviewed and further considered
the form of Sub-Advisory Agreements and the terms of the
Sub-Advisory Agreements, which were discussed at the
Meeting, noting that the terms and conditions of the Sub-
Advisory Agreements were substantially similar to the terms
and conditions of sub-advisory agreements for other Franklin
Templeton (FT) mutual funds.
In approving the Sub-Advisory Agreements, the Board,
including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of the Sub-Advisory Agreements are fair and
reasonable. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided and currently being provided
by the Sub-Adviser and its affiliates to the Fund and its
shareholders. In doing so, the Board noted that the Fund
employs a “manager of managers” structure pursuant to
an exemptive order (Order) granted to the Manager by the
U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers that
are indirect or direct wholly owned subsidiaries of Franklin
Resources, Inc. (FRI). In particular, with respect to the
Sub-Adviser, the Board took into account that the new
portfolio manager proposed to serve as a portfolio manager
for the Fund is an employee of the Sub-Adviser. The Board
reviewed and considered information regarding the nature,
quality and extent of investment sub-advisory services
currently provided and to be provided by the Sub-Adviser
to the Fund and its shareholders under the Sub-Advisory
Agreements; the Sub-Adviser’s experience as a manager
of other funds and accounts, including those within the FT
organization; the personnel, operations, financial condition, and investment management capabilities, methodologies
and resources of the Sub-Adviser and the Sub-Adviser’s
capabilities, as demonstrated by, among other things, its
policies and procedures reasonably designed to prevent
violations of the federal securities laws.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-
Adviser, and its commitment to the mutual fund business as
evidenced by its reassessment of fund offerings in response
to the market environment and project initiatives and capital

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Shareholder Information
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investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to being a global leader in stewardship and
sustainability.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services currently provided and to be provided by the Sub-Adviser to
the Fund and its shareholders.
Fund Performance
The Board noted its review and consideration of and
conclusions made regarding the performance results
of the Fund in connection with the April 2022 annual
contract renewal (Annual Contract Renewal) of the Fund’s
investment management agreement and existing investment
sub-advisory agreement and at regular Board meetings
throughout the year.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fees to be charged by the
Sub-Adviser with respect to each strategy implemented by
the Sub-Adviser. The Board noted that these investment
sub-advisory fees will have no impact on the amount of
management fees that are currently paid by the Fund as the
Sub-Adviser will continue to be paid by the Manager out of
the management fee that the Manager receives from the
Fund. The Board further noted that the allocation of the fees between the Manager and the Sub-Adviser reflected the
services provided and to be provided by the Sub-Adviser.
The Board concluded that the proposed investment sub-
advisory fees to be paid to the Sub-Adviser are reasonable.
Management Profitability and Economies of Scale
The Board noted management’s belief that the Manager’s
profitability is not expected to materially change as a result of the addition of the new services to be provided by the
Sub-Adviser. The Board determined that its conclusions
regarding profitability and economies of scale reached
in connection with the Annual Contract Renewal had not
changed as a result of the proposal to approve the Sub-
Advisory Agreements.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the new Sub-Advisory Agreement for an initial two-year
period and the amendment to the existing Sub-Advisory
Agreement effective March 31, 2023.
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
(i) investment management agreement between Franklin
Advisers, Inc. (FAV) and the Trust, on behalf of the Fund, (ii)
the investment sub-advisory agreement between FAV and
Franklin Templeton Institutional, LLC (FTIL), an affiliate of
FAV, on behalf of the Fund; (iii) the investment sub-advisory agreement between FAV and Templeton Global Advisors
Limited (TGAL), an affiliate of FAV, on behalf of the Fund; (iv)
the investment sub-advisory agreement between FAV and
Brandywine Global Investment Management, LLC (BGIM),
an affiliate of FAV, on behalf of the Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge
Investments, LLC (CIL), an affiliate of FAV, on behalf of
the Fund; (vi) the investment sub-advisory agreement
between FAV and Western Asset Management Company,
LLC (WAMC), an affiliate of FAV, on behalf of the Fund; (vii)
the investment sub-advisory agreement between FAV and
Western Asset Management Company Limited (WAMCL), an
affiliate of FAV, on behalf of the Fund (each a Management
Agreement). The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement. BGIM, CIL, FAV, FTIL, TGAL,
WAMC and WAMCL are each referred to herein as a
Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized

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by each Manager and its affiliates from the relationship
with the Fund; (iv) the extent to which economies of scale
are realized as the Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of the Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that
the Fund’s annualized income return for the one-, three-,
five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the three-, five- and 10-year
periods was below the median of its Performance Universe,
but for the one-year period was above the median of its
Performance Universe. The Board noted management’s
view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,

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the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and ten
other mixed-asset target allocation growth funds underlying
VIPs. The Board noted that the Management Rate and
actual total expense ratio for the Fund were below the
medians of its respective Expense Group. The Board also
noted that the Fund’s actual total expense ratio reflected
a fee waiver from management. The Board further noted
that the Fund’s sub-advisers are paid by FAV out of the
management fee FAV receives from the Fund and that the
allocation of the fee between FAV and each sub-adviser
reflected the services provided by each to the Fund. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund and the sub-advisory
fee paid to each sub-adviser of the Fund are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund is inherently limited in light of the
joint and common costs and investments each Manager
incurs across the FT family of funds as a whole. The
Board recognized that given the decline in assets over the
past three calendar years for the Fund, this Fund was not
expected to experience additional economies of scale in the
foreseeable future. The Board concluded that to the extent
economies of scale may be realized by each Manager and
its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as
the Fund grows.

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Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

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73
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proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

783 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Allocation VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin DynaTech
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 11
Notes to Financial Statements 14
Statement of Additional Information 22
Shareholder Information 23

2
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Semiannual Report
Franklin DynaTech VIP Fund
This semiannual report for Franklin DynaTech VIP Fund
covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities
of companies that the investment manager believes are
leaders in innovation, take advantage of new technologies,
have superior management and benefit from new industry
conditions in the dynamically changing global economy.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Growth Index,
posted a +29.02% total return for the same period.
1
The
Fund’s secondary benchmark, the Standard & Poor’s 500
®
Index (S&P 500
®
), posted a +16.89% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin DynaTech VIP
Fund. We look forward to serving your future investment
needs.
Portfolio Composition
6/30/23
% of Total
Net Assets
Software 28.3%
Semiconductors & Semiconductor Equipment 19.1%
Broadline Retail 7.4%
Health Care Equipment & Supplies 6.3%
Financial Services 6.0%
Life Sciences Tools & Services 5.2%
Interactive Media & Services 3.4%
Automobiles 3.1%
IT Services 3.0%
Technology Hardware, Storage & Peripherals 2.3%
Capital Markets 1.9%
Pharmaceuticals 1.7%
Electric Utilities 1.2%
Health Care Providers & Services 1.2%
Other
*
8.3%
Short-Term Investments & Other Net Assets 1.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
NVIDIA Corp. 8.1%
Semiconductors & Semiconductor Equipment,
United States
Microsoft Corp. 6.8%
Software, United States
Amazon.com, Inc. 6.2%
Broadline Retail, United States
Alphabet, Inc. 3.4%
Interactive Media & Services, United States
Mastercard , Inc. 3.2%
Financial Services, United States
ServiceNow , Inc. 3.1%
Software, United States
Tesla, Inc. 3.1%
Automobiles, United States
ASML Holding NV 2.7%
Semiconductors & Semiconductor Equipment,
Netherlands
Synopsys, Inc. 2.6%
Software, United States
Cadence Design Systems, Inc. 2.6%
Software, United States
1. Source: Morningstar. Russell 1000
®
Growth Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rates. Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin DynaTech VIP Fund
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Semiannual Report
1. On May 1, 2021, the Fund’s investment strategies changed. The performance prior to May 1, 2021, is attributable to the Fund’s performance before the strategy changes.
Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
2 +31.31%
4 +31.27%

Your Fund’s Expenses
Franklin DynaTech VIP Fund
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
2 $1,000 $1,313.10 $5.23 $1,020.27 $4.57 0.91%
4 $1,000 $1,312.70 $5.81 $1,019.77 $5.08 1.01%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.96 $11.85 $10.92 $8.06 $6.46 $7.46
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.02) (0.08) (0.03) (0.01) (0.02)
Net realized and unrealized gains (losses) 0.95 (4.52) 1.79 3.47 1.99 0.42
Total from investment operations ........ 0.94 (4.54) 1.71 3.44 1.98 0.40
Less distributions from:
Net realized gains ................. — (4.35) (0.78) (0.58) (0.38) (1.40)
Net asset value, end of period .......... $3.90 $2.96 $11.85 $10.92 $8.06 $6.46
Total return
c
....................... 31.31% (39.96)% 16.14% 44.88% 31.16% 3.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.91% 1.03% 1.31% 1.33% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
e
0.90%
e
0.96% 0.96%
e
0.96%
e
0.96%
e
Net investment (loss) ................ (0.32)% (0.49)% (0.71)% (0.36)% (0.19)% (0.20)%
Supplemental data
Net assets, end of period (000’s) ........ $117,089 $74,486 $139,784 $125,731 $97,964 $69,233
Portfolio turnover rate ................ 13.74% 34.99% 74.97% 15.70% 26.29% 15.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.59 $11.23 $10.40 $7.71 $6.20 $7.21
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.03) (0.09) (0.04) (0.02) (0.02)
Net realized and unrealized gains (losses) 0.82 (4.26) 1.70 3.31 1.91 0.41
Total from investment operations ........ 0.81 (4.29) 1.61 3.27 1.89 0.39
Less distributions from:
Net realized gains ................. — (4.35) (0.78) (0.58) (0.38) (1.40)
Net asset value, end of period .......... $3.40 $2.59 $11.23 $10.40 $7.71 $6.20
Total return
c
....................... 31.27% (40.20)% 16.09% 44.71% 31.03% 3.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.01% 1.13% 1.41% 1.43% 1.40%
Expenses net of waiver and payments by
affiliates .......................... 1.01%
e
1.00%
e
1.06% 1.06%
e
1.06%
e
1.06%
e
Net investment (loss) ................ (0.43)% (0.59)% (0.81)% (0.47)% (0.29)% (0.30)%
Supplemental data
Net assets, end of period (000’s) ........ $25,104 $20,496 $36,515 $38,425 $31,761 $29,681
Portfolio turnover rate ................ 13.74% 34.99% 74.97% 15.70% 26.29% 15.17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin DynaTech VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 1.2%
a
Axon Enterprise, Inc. ................................... United States 5,442 $ 1,061,843
HEICO Corp. ........................................ United States 3,429 606,727
1,668,570
Automobile Components 0.1%
a
Mobileye Global, Inc., A ................................. Israel 3,630 139,465
Automobiles 3.1%
a
Tesla, Inc. ........................................... United States 16,928 4,431,243
Biotechnology 0.7%
a
Argenx SE .......................................... Netherlands 2,058 802,685
a
Genmab A/S, ADR .................................... Denmark 4,102 155,917
a
Natera, Inc. .......................................... United States 1,152 56,056
1,014,658
Broadline Retail 7.4%
a
Amazon.com, Inc. ..................................... United States 67,875 8,848,185
a
MercadoLibre, Inc. .................................... Brazil 1,361 1,612,241
10,460,426
Capital Markets 1.9%
FactSet Research Systems, Inc. .......................... United States 686 274,846
Moody's Corp. ........................................ United States 684 237,841
MSCI, Inc., A ......................................... United States 2,044 959,229
Tradeweb Markets, Inc., A ............................... United States 17,153 1,174,637
2,646,553
Chemicals 0.5%
Corteva, Inc. ......................................... United States 11,927 683,417
Communications Equipment 0.0%
†
a
Arista Networks, Inc. ................................... United States 340 55,100
Construction & Engineering 1.1%
Quanta Services, Inc. .................................. United States 7,547 1,482,608
Diversified Consumer Services 0.1%
a
Duolingo, Inc., A ...................................... United States 857 122,500
Electric Utilities 1.2%
NextEra Energy, Inc. ................................... United States 23,736 1,761,211
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 5,427 122,650
a
NEXTracker, Inc., A .................................... United States 3,215 127,989
250,639
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., A .................................... United States 3,426 291,039
Keyence Corp. ....................................... Japan 1,371 651,530
Samsung SDI Co. Ltd. ................................. South Korea 685 349,806
1,292,375
Energy Equipment & Services 1.2%
Baker Hughes Co., A ................................... United States 9,935 314,045
a
Oceaneering International, Inc. ........................... United States 9,481 177,295
Schlumberger NV ..................................... United States 20,582 1,010,988
a
TechnipFMC plc ...................................... United Kingdom 9,126 151,674
1,654,002

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 6.0%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,358 $ 2,351,820
Mastercard, Inc., A .................................... United States 11,542 4,539,469
a
Toast, Inc., A ......................................... United States 3,743 84,480
Visa, Inc., A .......................................... United States 6,776 1,609,164
8,584,933
Ground Transportation 0.4%
a
Uber Technologies, Inc. ................................. United States 13,577 586,119
Health Care Equipment & Supplies 6.3%
a
Dexcom, Inc. ......................................... United States 2,766 355,459
a
Edwards Lifesciences Corp. ............................. United States 3,426 323,174
GE HealthCare Technologies, Inc. ......................... United States 337 27,378
a
Haemonetics Corp. .................................... United States 1,984 168,918
a
IDEXX Laboratories, Inc. ................................ United States 4,930 2,475,994
a
Inmode Ltd. ......................................... United States 671 25,062
a
Inspire Medical Systems, Inc. ............................ United States 5,416 1,758,250
a
Insulet Corp. ......................................... United States 2,401 692,304
a
Intuitive Surgical, Inc. .................................. United States 6,763 2,312,540
a
Penumbra, Inc. ....................................... United States 677 232,929
a
Shockwave Medical, Inc. ................................ United States 1,029 293,687
Stryker Corp. ........................................ United States 684 208,681
8,874,376
Health Care Providers & Services 1.2%
a
HealthEquity, Inc. ..................................... United States 1,778 112,263
UnitedHealth Group, Inc. ................................ United States 3,385 1,626,966
1,739,229
Health Care Technology 0.4%
a
Veeva Systems, Inc., A ................................. United States 3,085 609,997
Hotels, Restaurants & Leisure 0.4%
a
Airbnb, Inc., A ........................................ United States 636 81,510
a
Booking Holdings, Inc. ................................. United States 172 464,457
a
DoorDash, Inc., A ..................................... United States 581 44,400
590,367
Interactive Media & Services 3.4%
a
Alphabet, Inc., A ...................................... United States 40,713 4,873,346
IT Services 3.0%
a
Gartner, Inc. ......................................... United States 535 187,416
a
MongoDB, Inc., A ..................................... United States 5,146 2,114,954
a
Shopify, Inc., A ....................................... Canada 23,520 1,520,180
a
Snowflake, Inc., A ..................................... United States 2,741 482,361
4,304,911
Life Sciences Tools & Services 5.2%
Danaher Corp. ....................................... United States 10,198 2,447,520
Lonza Group AG ...................................... Switzerland 1,372 820,108
a
Repligen Corp. ....................................... United States 4,077 576,732
Thermo Fisher Scientific, Inc. ............................ United States 6,811 3,553,639
7,397,999
Media 0.0%
†
a
Trade Desk, Inc. (The), A ................................ United States 591 45,637
Pharmaceuticals 1.7%
AstraZeneca plc, ADR .................................. United Kingdom 17,155 1,227,783

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co. ........................................ United States 2,532 $ 1,187,458
2,415,241
Professional Services 1.0%
a
Ceridian HCM Holding, Inc. .............................. United States 1,257 84,181
a
CoStar Group, Inc. .................................... United States 1,709 152,101
Paycom Software, Inc. ................................. United States 2,207 708,977
a
Paylocity Holding Corp. ................................. United States 2,193 404,674
TransUnion .......................................... United States 380 29,766
Verisk Analytics, Inc., A ................................. United States 310 70,069
1,449,768
Semiconductors & Semiconductor Equipment 19.1%
a
Advanced Micro Devices, Inc. ............................ United States 2,669 304,026
Analog Devices, Inc. ................................... United States 13,537 2,637,143
ASM International NV .................................. Netherlands 1,679 712,976
ASML Holding NV, ADR ................................ Netherlands 5,259 3,811,460
a
Enphase Energy, Inc. .................................. United States 696 116,566
Entegris, Inc. ......................................... United States 6,857 759,893
a
First Solar, Inc. ....................................... United States 1,383 262,894
Intel Corp. ........................................... United States 3,414 114,164
KLA Corp. ........................................... United States 3,774 1,830,466
Lam Research Corp. ................................... United States 3,630 2,333,582
a
Lattice Semiconductor Corp. ............................. United States 6,753 648,761
Monolithic Power Systems, Inc. ........................... United States 3,559 1,922,679
NVIDIA Corp. ........................................ United States 27,124 11,473,994
a
SolarEdge Technologies, Inc. ............................ United States 1,027 276,314
27,204,918
Software 28.3%
a
Adobe, Inc. .......................................... United States 685 334,958
a
Altair Engineering, Inc., A ............................... United States 738 55,970
a
ANSYS, Inc. ......................................... United States 4,118 1,360,052
a
Aspen Technology, Inc. ................................. United States 1,358 227,614
a
Atlassian Corp., A ..................................... United States 3,429 575,420
a
Cadence Design Systems, Inc. ........................... United States 15,604 3,659,450
Constellation Software, Inc. .............................. Canada 341 706,547
a
Crowdstrike Holdings, Inc., A ............................. United States 290 42,592
a
Datadog, Inc., A ...................................... United States 6,877 676,559
a
Descartes Systems Group, Inc. (The) ...................... Canada 5,096 408,241
a
DocuSign, Inc., A ..................................... United States 700 35,763
a
Fair Isaac Corp. ...................................... United States 268 216,868
a
HubSpot, Inc. ........................................ United States 4,073 2,167,203
Intuit, Inc. ........................................... United States 6,776 3,104,695
a,b
Lumine Group, Inc., Reg S .............................. Canada 3,589 49,228
Microsoft Corp. ....................................... United States 28,529 9,715,266
a
Monday.com Ltd. ...................................... United States 5,240 897,193
a
Palo Alto Networks, Inc. ................................ United States 6,818 1,742,067
a
Procore Technologies, Inc. .............................. United States 6,853 445,925
Roper Technologies, Inc. ................................ United States 3,400 1,634,720
a
Salesforce, Inc. ....................................... United States 6,861 1,449,455
a
ServiceNow, Inc. ...................................... United States 7,893 4,435,629
a
SPS Commerce, Inc. ................................... United States 977 187,643
a
Synopsys, Inc. ....................................... United States 8,473 3,689,229
a
Tyler Technologies, Inc. ................................. United States 1,714 713,830
a
Workday, Inc., A ...................................... United States 6,861 1,549,831

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Xero Ltd. ............................................ New Zealand 1,302 $ 104,293
40,186,241
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. .......................................... United States 16,962 3,290,119
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 2,407 141,989
Total Common Stocks (Cost $88,790,883) ......................................
139,957,957
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 2,460,496 2,460,496
Total Money Market Funds (Cost $2,460,496) ...................................
2,460,496
Total Short Term Investments (Cost $2,460,496 ) .................................
2,460,496
a
Total Investments (Cost $91,251,379) 100.1% ...................................
$142,418,453
Other Assets, less Liabilities (0.1)% ...........................................
(224,982)
Net Assets 100.0% ...........................................................
$142,193,471
See Abbreviations on page 21 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $2,401,048, representing 1.7% of net assets.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $88,790,883
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 2,460,496
Value - Unaffiliated issuers .................................................................. $139,957,957
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 2,460,496
Foreign currency, at value (cost $1,412) .......................................................... 1,381
Receivables:
Investment securities sold ................................................................... 338,344
Capital shares sold ........................................................................ 7,037
Dividends ............................................................................... 24,435
Total assets .......................................................................... 142,789,650
Liabilities:
Payables:
Investment securities purchased .............................................................. 210,698
Capital shares redeemed ................................................................... 158,038
Management fees ......................................................................... 153,135
Distribution fees .......................................................................... 30,712
Trustees' fees and expenses ................................................................. 1,143
Accrued expenses and other liabilities ........................................................... 42,453
Total liabilities ......................................................................... 596,179
Net assets, at value ................................................................. $142,193,471
Net assets consist of:
Paid-in capital ............................................................................. $107,182,757
Total distributable earnings (losses) ............................................................. 35,010,714
Net assets, at value ................................................................. $142,193,471
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $117,089,459
Shares outstanding ........................................................................ 30,051,634
Net asset value and maximum offering price per share ............................................. $3.90
Class 4:
Net assets, at value ....................................................................... $25,104,012
Shares outstanding ........................................................................ 7,373,696
Net asset value and maximum offering price per share ............................................. $3.40

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $4,944)
Unaffiliated issuers ........................................................................ $270,747
Non-controlled affiliates (Note 3 e ) ............................................................. 75,267
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (219)
Non-controlled affiliates (Note 3 e ) ............................................................. 835
Total investment income ................................................................... 346,630
Expenses:
Management fees (Note 3 a ) ................................................................... 358,559
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 118,946
    Class 4 ................................................................................ 39,495
Custodian fees (Note 4 ) ...................................................................... 206
Reports to shareholders fees .................................................................. 4,767
Professional fees ........................................................................... 27,216
Trustees' fees and expenses .................................................................. 1,122
Other .................................................................................... 4,004
Total expenses ......................................................................... 554,315
Expense reductions (Note 4 ) ............................................................... (10)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (6,064)
Net expenses ......................................................................... 548,241
Net investment income (loss) ............................................................ (201,611)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,606,007)
Foreign currency transactions ................................................................ 1,628
Net realized gain (loss) .................................................................. (2,604,379)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 34,955,680
Translation of other assets and liabilities denominated in foreign currencies .............................. 102
Net change in unrealized appreciation (depreciation) ............................................ 34,955,782
Net realized and unrealized gain (loss) ............................................................ 32,351,403
Net increase (decrease) in net assets resulting from operations .......................................... $32,149,792

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin DynaTech VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(201,611) $(563,300)
Net realized gain (loss) ................................................. (2,604,379) (13,006,923)
Net change in unrealized appreciation (depreciation) ........................... 34,955,782 (51,401,388)
Net increase (decrease) in net assets resulting from operations ................ 32,149,792 (64,971,611)
Distributions to shareholders:
Class 2 ............................................................. — (44,303,180)
Class 4 ............................................................. — (13,476,408)
Total distributions to shareholders .......................................... — (57,779,588)
Capital share transactions: (Note 2 )
Class 2 ............................................................. 16,675,009 29,862,210
Class 4 ............................................................. (1,613,797) 11,572,419
Total capital share transactions ............................................ 15,061,212 41,434,629
Net increase (decrease) in net assets ................................... 47,211,004 (81,316,570)
Net assets:
Beginning of period ..................................................... 94,982,467 176,299,037
End of period .......................................................... $142,193,471 $94,982,467

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin DynaTech VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
June 30, 2023, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.609% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 8,720,081 $29,488,492 3,947,067 $19,286,008
Shares issued in reinvestment of distributions .......... — — 14,198,338 44,298,814
Shares redeemed ............................... (3,806,792) (12,813,483) (4,805,563) (33,722,612)
Net increase (decrease) .......................... 4,913,289 $16,675,009 13,339,842 $29,862,210
Class 4 Shares:
Shares sold ................................... 525,409 $1,634,225 896,180 $4,305,853
Shares issued in reinvestment of distributions .......... — — 4,936,413 13,476,408
Shares redeemed ............................... (1,064,485) (3,248,022) (1,171,235) (6,209,842)
Net increase (decrease) .......................... (539,076) $(1,613,797) 4,661,358 $11,572,419
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 3,506,161 $ 27,727,561 $ (28,773,226) $ — $ — $ 2,460,496 2,460,496 $ 75,267
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $28,168 $579,995 $(608,163) $— $— $— — $835
Total Affiliated Securities ... $3,534,329 $28,307,556 $(29,381,389) $— $— $2,460,496 $76,102
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$31,881,550 and $15,915,343, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $12,469,749
Cost of investments .......................................................................... $92,132,120
Unrealized appreciation ........................................................................ $52,301,118
Unrealized depreciation ........................................................................ (2,014,785)
Net unrealized appreciation (depreciation) .......................................................... $50,286,333
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,668,570 $ — $ — $ 1,668,570
Automobile Components ................. 139,465 — — 139,465
Automobiles .......................... 4,431,243 — — 4,431,243
Biotechnology ......................... 211,973 802,685 — 1,014,658
Broadline Retail ....................... 10,460,426 — — 10,460,426
Capital Markets ........................ 2,646,553 — — 2,646,553
Chemicals ........................... 683,417 — — 683,417
Communications Equipment .............. 55,100 — — 55,100
Construction & Engineering ............... 1,482,608 — — 1,482,608
Diversified Consumer Services ............ 122,500 — — 122,500
Electric Utilities ........................ 1,761,211 — — 1,761,211
Electrical Equipment .................... 250,639 — — 250,639
Electronic Equipment, Instruments &
Components ........................ 291,039 1,001,336 — 1,292,375
Energy Equipment & Services ............. 1,654,002 — — 1,654,002
Financial Services ...................... 6,233,113 2,351,820 — 8,584,933
Ground Transportation .................. 586,119 — — 586,119
Health Care Equipment & Supplies ......... 8,874,376 — — 8,874,376
Health Care Providers & Services .......... 1,739,229 — — 1,739,229
Health Care Technology ................. 609,997 — — 609,997
Hotels, Restaurants & Leisure ............. 590,367 — — 590,367
Interactive Media & Services .............. 4,873,346 — — 4,873,346
IT Services ........................... 4,304,911 — — 4,304,911
Life Sciences Tools & Services ............ 6,577,891 820,108 — 7,397,999
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ 45,637 $ — $ — $ 45,637
Pharmaceuticals ....................... 2,415,241 — — 2,415,241
Professional Services ................... 1,449,768 — — 1,449,768
Semiconductors & Semiconductor Equipment . 26,491,942 712,976 — 27,204,918
Software ............................. 40,081,948 104,293 — 40,186,241
Technology Hardware, Storage & Peripherals . 3,290,119 — — 3,290,119
Trading Companies & Distributors .......... 141,989 — — 141,989
Short Term Investments ................... 2,460,496 — — 2,460,496
Total Investments in Securities ........... $136,625,235 $5,793,218
a
$— $142,418,453
a
Includes foreign securities valued at $5,793,218, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

VIP SA1 07/23
Franklin DynaTech VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin DynaTech VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the fund.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all large-cap growth funds underlying VIPs. The Board
noted that the Fund’s annualized total return for the one-,
three-, five and 10-year periods was below the median of its respective Performance Universe. The Board discussed the
Fund’s performance with management and management
explained that funds in the Performance Universe that had
stronger one-year relative performance, on average, were
less growth focused than the Fund and allocated more
assets to value and blend-style equities, noting that growth equities experienced significant volatility during the period.
Management further explained that the largest source of
the Fund’s underperformance for the one-year period was
the Fund’s investment selection within the information
technology and health care sectors. Management then
discussed with the Board the actions that are being taken in an effort to improve the performance of the Fund, including
the continued execution of the Fund’s sell discipline and
a focus on innovative companies that have demonstrated
responsible capital allocation. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 11
other large-cap growth funds underlying VIPs. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its respective
Expense Group. The Board also noted that the Fund’s actual
total expense ratio reflected a fee waiver from management.
After consideration of the above, the Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.

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Shareholder Information
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The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund are inherently limited in light of the
joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
recognized that there would not likely be any economies
of scale for the Fund until the Fund’s assets grow. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
26
franklintempleton.com
Semiannual Report
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

729 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin DynaTech VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Global
Real Estate VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 10
Notes to Financial Statements 13
Statement of Additional Information 22
Special Meeting of Shareholders 23
Shareholder Information 24

franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
This semiannual report for Franklin Global Real Estate VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of companies located anywhere in the
world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like
entities domiciled outside the U.S.; companies qualifying
under U.S. federal tax law as REITs; and companies that
derive at least half of their assets or revenues from the
ownership, management, development or sale of residential
or commercial real estate (such as real estate operating or
service companies).
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the FTSE
®
EPRA
®
/NAREIT
®
Developed
Index, posted a +1.58% total return for the same period.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Thank you for your participation in Franklin Global Real
Estate VIP Fund. We look forward to serving your future
investment needs.
Portfolio Composition
6/30/23
% of Total
Net Assets
Industrial REITs 17.2%
Residential REITs 16.8%
Retail REITs 16.3%
Specialized REITs 15.5%
Real Estate Management & Development 12.6%
Office REITs 8.0%
Health Care REITs 6.7%
Hotel & Resort REITs 3.7%
Diversified REITs 1.3%
Other
*
1.1%
Short-Term Investments & Other Net Assets 0.8%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Countries
6/30/23
a
% of Total
Net Assets
a a
United States 61.6%
Japan 9.3%
United Kingdom 5.9%
Australia 4.3%
Singapore 4.0%
Hong Kong 3.7%
Canada 3.3%
Sweden 2.0%
France 1.5%
Germany 1.5%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Prologis, Inc. 7.9%
Industrial REITs, United States
Equinix, Inc. 5.6%
Specialized REITs, United States
Public Storage 4.4%
Specialized REITs, United States
Welltower, Inc. 3.6%
Health Care REITs, United States
Realty Income Corp. 3.1%
Retail REITs, United States
AvalonBay Communities, Inc. 3.1%
Residential REITs, United States
Mitsui Fudosan Co. Ltd. 2.8%
Real Estate Management & Development,
Japan
American Homes 4 Rent 2.7%
Residential REITs, United States
UDR, Inc. 2.7%
Residential REITs, United States
VICI Properties, Inc. 2.6%
Specialized REITs, United States
1. Source: Morningstar. The FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin Global Real Estate VIP Fund
3
franklintempleton.com
Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Real estate investment trusts (REITs)
are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The
Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +2.49%
2 +2.37%

Your Fund’s Expenses
Franklin Global Real Estate VIP Fund

franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,024.90 $5.02 $1,019.83 $5.01 1.00%
2 $1,000 $1,023.70 $6.27 $1,018.60 $6.26 1.25%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.01 $18.06 $14.66 $17.99 $15.41 $16.96
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.21 0.19 0.39 0.29 0.33
Net realized and unrealized gains (losses) 0.13 (4.83) 3.76 (1.59) 3.15 (1.41)
Total from investment operations ........ 0.30 (4.62) 3.95 (1.20) 3.44 (1.08)
Less distributions from:
Net investment income .............. (0.37) (0.39) (0.18) (0.54) (0.50) (0.47)
Net realized gains ................. — (1.04) (0.37) (1.59) (0.36) —
Total distributions ................... (0.37) (1.43) (0.55) (2.13) (0.86) (0.47)
Net asset value, end of period .......... $11.94 $12.01 $18.06 $14.66 $17.99 $15.41
Total return
c
....................... 2.49% (25.92)% 27.20% (5.17)% 22.62% (6.52)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.14% 1.16% 1.24% 1.14% 1.15%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.00% 1.00% 1.00% 1.00% 1.04% 1.15%
Net investment income ............... 2.78% 1.50% 1.14% 2.73% 1.66% 1.92%
Supplemental data
Net assets, end of period (000’s) ........ $726 $727 $1,001 $966 $1,057 $878
Portfolio turnover rate ................ 7.62% 15.44% 26.48% 23.01% 28.34% 17.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $17.47 $14.21 $17.50 $15.00 $16.52
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.17 0.14 0.35 0.24 0.27
Net realized and unrealized gains (losses) 0.13 (4.66) 3.63 (1.56) 3.08 (1.36)
Total from investment operations ........ 0.28 (4.49) 3.77 (1.21) 3.32 (1.09)
Less distributions from:
Net investment income .............. (0.34) (0.35) (0.14) (0.49) (0.46) (0.43)
Net realized gains ................. — (1.04) (0.37) (1.59) (0.36) —
Total distributions ................... (0.34) (1.39) (0.51) (2.08) (0.82) (0.43)
Net asset value, end of period .......... $11.53 $11.59 $17.47 $14.21 $17.50 $15.00
Total return
c
....................... 2.37% (26.06)% 26.79% (5.39)% 22.37% (6.77)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.40% 1.41% 1.48% 1.39% 1.40%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.25% 1.25% 1.25% 1.25% 1.29% 1.40%
Net investment income ............... 2.52% 1.24% 0.88% 2.47% 1.41% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $106,399 $108,583 $154,411 $134,051 $159,153 $146,408
Portfolio turnover rate ................ 7.62% 15.44% 26.48% 23.01% 28.34% 17.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Global Real Estate VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Diversified REITs 1.3%
H&R Real Estate Investment Trust ........................ Canada 58,000 $ 448,781
NTT UD REIT Investment Corp. .......................... Japan 945 884,865
1,333,646
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,011 889,409
Health Care Providers & Services 0.3%
Chartwell Retirement Residences ......................... Canada 45,100 322,410
Health Care REITs 6.7%
Aedifica SA .......................................... Belgium 13,648 875,274
Healthcare Realty Trust, Inc., A ........................... United States 38,435 724,884
Healthpeak Properties, Inc. .............................. United States 60,911 1,224,311
Ventas, Inc. .......................................... United States 10,572 499,739
Welltower, Inc. ....................................... United States 47,719 3,859,990
7,184,198
Hotel & Resort REITs 3.7%
Host Hotels & Resorts, Inc. .............................. United States 95,874 1,613,559
Japan Hotel REIT Investment Corp. ........................ Japan 1,846 941,843
Ryman Hospitality Properties, Inc. ......................... United States 15,155 1,408,203
3,963,605
Industrial REITs 17.2%
Americold Realty Trust, Inc. .............................. United States 28,918 934,051
First Industrial Realty Trust, Inc. .......................... United States 25,416 1,337,898
GLP J-Reit .......................................... Japan 942 929,268
Goodman Group ...................................... Australia 122,316 1,643,904
Mapletree Logistics Trust ............................... Singapore 1,108,051 1,332,756
Prologis, Inc. ......................................... United States 68,700 8,424,681
Rexford Industrial Realty, Inc. ............................ United States 41,871 2,186,504
Segro plc ........................................... United Kingdom 182,865 1,667,696
18,456,758
Office REITs 8.0%
Alexandria Real Estate Equities, Inc. ....................... United States 17,931 2,034,989
Cousins Properties, Inc. ................................ United States 51,991 1,185,395
Derwent London plc ................................... United Kingdom 38,313 997,294
Gecina SA .......................................... France 9,757 1,040,958
Kenedix Office Investment Corp. .......................... Japan 499 1,200,931
Kilroy Realty Corp. .................................... United States 14,487 435,914
Nippon Building Fund, Inc. .............................. Japan 167 656,765
Orix JREIT, Inc. ....................................... Japan 827 1,018,176
8,570,422
Real Estate Management & Development 12.6%
CapitaLand Investment Ltd. .............................. Singapore 649,293 1,595,336
Castellum AB ........................................ Sweden 88,685 848,811
Catena AB .......................................... Sweden 18,027 660,800
CK Asset Holdings Ltd. ................................. Hong Kong 96,399 535,656
a
CTP NV, 144A, Reg S .................................. Netherlands 51,333 667,860
b
Fastighets AB Balder, B ................................. Sweden 184,454 675,290
Grainger plc ......................................... United Kingdom 259,122 747,681
Mitsui Fudosan Co. Ltd. ................................ Japan 148,285 2,955,939
Nomura Real Estate Holdings, Inc. ........................ Japan 56,027 1,332,206
Sun Hung Kai Properties Ltd. ............................ Hong Kong 154,172 1,947,866

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Vonovia SE .......................................... Germany 80,199 $ 1,566,401
13,533,846
Residential REITs 16.8%
American Homes 4 Rent, A .............................. United States 82,598 2,928,099
AvalonBay Communities, Inc. ............................ United States 17,370 3,287,620
Boardwalk Real Estate Investment Trust .................... Canada 23,771 1,115,965
Camden Property Trust ................................. United States 23,286 2,535,147
Canadian Apartment Properties REIT ...................... Canada 42,210 1,620,594
Equity LifeStyle Properties, Inc. ........................... United States 32,785 2,192,988
UDR, Inc. ........................................... United States 67,827 2,913,848
UNITE Group plc (The) ................................. United Kingdom 120,945 1,339,752
17,934,013
Retail REITs 16.3%
CapitaLand Integrated Commercial Trust .................... Singapore 921,084 1,305,352
Carmila SA .......................................... France 34,043 529,546
Link REIT ........................................... Hong Kong 273,407 1,522,061
NETSTREIT Corp. .................................... United States 54,701 977,507
Realty Income Corp. ................................... United States 55,972 3,346,566
Regency Centers Corp. ................................. United States 40,450 2,498,596
Region RE Ltd. ....................................... Australia 387,681 587,833
RPT Realty .......................................... United States 41,972 438,607
Scentre Group ....................................... Australia 821,960 1,453,320
Shaftesbury Capital plc ................................. United Kingdom 529,622 774,186
Simon Property Group, Inc. .............................. United States 15,370 1,774,928
SITE Centers Corp. .................................... United States 41,235 545,127
Spirit Realty Capital, Inc. ................................ United States 44,346 1,746,345
17,499,974
Specialized REITs 15.5%
Big Yellow Group plc ................................... United Kingdom 59,497 811,885
CubeSmart .......................................... United States 32,960 1,471,994
Equinix, Inc. ......................................... United States 7,632 5,983,030
National Storage REIT ................................. Australia 561,460 881,145
Public Storage ....................................... United States 15,969 4,661,032
VICI Properties, Inc., A ................................. United States 88,987 2,796,861
16,605,947
Total Common Stocks (Cost $85,101,421) ......................................
106,294,228

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Short Term Investments 0.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
c
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value
$605,528)
BNP Paribas Securities Corp. (Maturity Value $234,164)
Deutsche Bank Securities, Inc. (Maturity Value $137,206)
HSBC Securities (USA), Inc. (Maturity Value $234,158)
Collateralized by U.S. Government Agency Securities, 0.63% -
7.5%, 6/15/24 - 11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%,
5/31/24 - 4/30/25 (valued at $617,354) .................... 605,277 $ 605,277
Total Repurchase Agreements (Cost $605,277) ..................................
605,277
Total Short Term Investments (Cost $605,277 ) ..................................
605,277
a
Total Investments (Cost $85,706,698) 99.8% ....................................
$106,899,505
Other Assets, less Liabilities 0.2% .............................................
225,351
Net Assets 100.0% ...........................................................
$107,124,856
See Abbreviations on page 21 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $1,557,269, representing 1.5% of net assets.
b
Non-income producing.
c
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $85,101,421
Cost - Unaffiliated repurchase agreements ...................................................... 605,277
Value - Unaffiliated issuers .................................................................. $106,294,228
Value - Unaffiliated repurchase agreements ...................................................... 605,277
Foreign currency, at value (cost $12,399) ......................................................... 12,259
Receivables:
Investment securities sold ................................................................... 338,010
Capital shares sold ........................................................................ 1,711
Dividends and interest ..................................................................... 496,429
European Union tax reclaims (Note 1 e ) ......................................................... 66,086
Total assets .......................................................................... 107,814,000
Liabilities:
Payables:
Investment securities purchased .............................................................. 464,564
Capital shares redeemed ................................................................... 14,493
Management fees ......................................................................... 77,536
Distribution fees .......................................................................... 21,772
Professional fees ......................................................................... 45,475
Trustees' fees and expenses ................................................................. 1,192
Accrued expenses and other liabilities ........................................................... 64,112
Total liabilities ......................................................................... 689,144
Net assets, at value ................................................................. $107,124,856
Net assets consist of:
Paid-in capital ............................................................................. $92,491,859
Total distributable earnings (losses) ............................................................. 14,632,997
Net assets, at value ................................................................. $107,124,856
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $725,859
Shares outstanding ........................................................................ 60,772
Net asset value and maximum offering price per share ............................................. $11.94
Class 2:
Net assets, at value ....................................................................... $106,398,997
Shares outstanding ........................................................................ 9,228,196
Net asset value and maximum offering price per share ............................................. $11.53

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $61,012)
Unaffiliated issuers ........................................................................ $2,047,378
Interest:
Unaffiliated issuers ........................................................................ 14,265
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (6,006)
Non-controlled affiliates (Note 3 e ) ............................................................. 10,301
Total investment income ................................................................... 2,065,938
Expenses:
Management fees (Note 3 a ) ................................................................... 575,991
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 136,218
Custodian fees (Note 4 ) ...................................................................... 2,039
Reports to shareholders fees .................................................................. 5,218
Professional fees ........................................................................... 33,979
Trustees' fees and expenses .................................................................. 1,192
Other .................................................................................... 18,775
Total expenses ......................................................................... 773,412
Expense reductions (Note 4 ) ............................................................... (4)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (88,604)
Net expenses ......................................................................... 684,804
Net investment income ................................................................ 1,381,134
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (666,623)
Foreign currency transactions ................................................................ 2,714
Net realized gain (loss) .................................................................. (663,909)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,002,984
Translation of other assets and liabilities denominated in foreign currencies .............................. (10,350)
Net change in unrealized appreciation (depreciation) ............................................ 1,992,634
Net realized and unrealized gain (loss) ............................................................ 1,328,725
Net increase (decrease) in net assets resulting from operations .......................................... $2,709,859

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Global Real Estate VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,381,134 $1,562,526
Net realized gain (loss) ................................................. (663,909) (646,737)
Net change in unrealized appreciation (depreciation) ........................... 1,992,634 (40,586,911)
Net increase (decrease) in net assets resulting from operations ................ 2,709,859 (39,671,122)
Distributions to shareholders:
Class 1 ............................................................. (22,080) (78,041)
Class 2 ............................................................. (3,055,213) (11,968,613)
Total distributions to shareholders .......................................... (3,077,293) (12,046,654)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,403 59,114
Class 2 ............................................................. (1,820,343) 5,556,010
Total capital share transactions ............................................ (1,817,940) 5,615,124
Net increase (decrease) in net assets ................................... (2,185,374) (46,102,652)
Net assets:
Beginning of period ..................................................... 109,310,230 155,412,882
End of period .......................................................... $107,124,856 $109,310,230

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Global Real Estate VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2023,
80.9% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on June 30, 2023.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2023, the
Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 159 $2,068 333 $4,494
Shares issued in reinvestment of distributions .......... 1,825 22,080 6,194 78,041
Shares redeemed ............................... (1,780) (21,745) (1,419) (23,421)
Net increase (decrease) .......................... 204 $2,403 5,108 $59,114
Class 2 Shares:
Shares sold ................................... 161,239 $1,920,694 365,528 $4,862,619
Shares issued in reinvestment of distributions .......... 261,576 3,055,213 983,452 11,968,613
Shares redeemed ............................... (565,066) (6,796,250) (815,635) (11,275,222)
Net increase (decrease) .......................... (142,251) $(1,820,343) 533,345 $5,556,010
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, Franklin Advisers, Inc. began serving as the Fund’s investment manager. Prior to April 30, 2023,
Franklin Templeton Institutional, LLC (FT Institutional) served as the Fund’s investment manager.
The Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
For the period ended June 3 0 , 202 3 , the annualized gross effective investment manage ment fee rate was 1.050 % of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Advisers, Inc., FT Services provides administrative services to the Fund. The fee is paid by
Franklin Advisers, Inc. based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
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Franklin Global Real Estate VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Franklin Advisers, Inc. has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $4,231,000 $(4,231,000) $— $— $— — $10,301
Total Affiliated Securities ... $— $4,231,000 $(4,231,000) $— $— $— $10,301
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$8,373,044 and $11,639,500, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $194,130
Long term ................................................................................ 1,061,023
Total capital loss carryforwards ............................................................... $1,255,153
Cost of investments .......................................................................... $91,484,854
Unrealized appreciation ........................................................................ $29,705,202
Unrealized depreciation ........................................................................ (14,290,551)
Net unrealized appreciation (depreciation) .......................................................... $15,414,651

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... $ 448,781 $ 884,865 $ — $ 1,333,646
Diversified Telecommunication Services ..... — 889,409 — 889,409
Health Care Providers & Services .......... 322,410 — — 322,410
Health Care REITs ..................... 6,308,924 875,274 — 7,184,198
Hotel & Resort REITs ................... 3,021,762 941,843 — 3,963,605
Industrial REITs ....................... 12,883,134 5,573,624 — 18,456,758
Office REITs .......................... 3,656,298 4,914,124 — 8,570,422
Real Estate Management & Development .... 747,681 12,786,165 — 13,533,846
Residential REITs ...................... 16,594,261 1,339,752 — 17,934,013
Retail REITs .......................... 12,101,862 5,398,112 — 17,499,974
Specialized REITs ...................... 14,912,917 1,693,030 — 16,605,947
Short Term Investments ................... — 605,277 — 605,277
Total Investments in Securities ........... $70,998,030 $35,901,475
a
$— $106,899,505
a
Includes foreign securities valued at $35,296,198, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Franklin Global Real Estate VIP Fund
(continued)
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

VIP SA1 07/23
Franklin Global Real Estate VIP Fund
22
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Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

23
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Semiannual Report
Franklin Templeton Variable Insurance Products Trust
FRANKLIN GLOBAL REAL ESTATE VIP FUND
REPORT OF INSPECTOR OF ELECTION
I, the undersigned Inspector of Election at the reconvened Special Meeting of Shareholders of Franklin Global
Real Estate VIP Fund (a series of Franklin Templeton Variable Insurance Products Trust), held on March 9, 2023, have duly canvassed the vote of the Shareholders for the Proposals set forth in the Notice of Meeting and report thereon, as follows:
I hereby submit a list of Shareholders, together with proxies representing a total of 9,410,753 shares or 99.49 % of those eligible to vote ( 9,458,550 shares) on the record date, January 5, 2023, representing a quorum.
Of the above, the following is noted:
1. To approve a new investment management agreement with Franklin Advisers, Inc.:
Dated: March 9, 2023
San Mateo, California
/s/Aivy Castillo
Aivy Castillo
Inspector of Election
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 9,410,753 99.49% 100.00%
Against 0 0.00% 0.00%
Abstain 0 0.00% 0.00%

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
24
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Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
25
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Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

771 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Global Real Estate VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Growth and
Income VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 12
Notes to Financial Statements 15
Statement of Additional Information 23
Shareholder Information 24

2
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Semiannual Report
Franklin Growth and Income VIP Fund
This semiannual report for Franklin Growth and Income VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goals and Main Investments
The Fund seeks capital appreciation with current income as
a secondary goal. Under normal conditions, the Fund invests
predominantly in equity securities, including common stock,
preferred stock and securities convertible into common
stocks, with the remainder of its net assets in other equity-
related instruments such as convertible securities and
equity-linked notes (ELNs). The Fund does not currently
anticipate investing more than 15% of its net assets in
foreign securities.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Value Index
posted a +5.12% total return.
1
Also for comparison, the
Fund’s secondary benchmark, the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +16.89% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin Growth and
Income VIP Fund. We look forward to serving your future
investment needs.
Portfolio Composition
6/30/23
% of Total
Net Assets
Oil, Gas & Consumable Fuels 10.1%
Capital Markets 7.6%
Banks 7.4%
Pharmaceuticals 6.2%
Electric Utilities 5.7%
Health Care Providers & Services 4.7%
Health Care Equipment & Supplies 4.7%
Beverages 3.6%
Aerospace & Defense 3.5%
Life Sciences Tools & Services 3.4%
Semiconductors & Semiconductor Equipment 3.3%
Household Products 2.9%
Electrical Equipment 2.7%
Chemicals 2.6%
Other
*
27.5%
Short-Term Investments & Other Net Assets 4.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.2%
Banks, United States
Johnson & Johnson 3.7%
Pharmaceuticals, United States
Chevron Corp. 3.4%
Oil, Gas & Consumable Fuels, United States
Morgan Stanley 3.3%
Capital Markets, United States
HCA Healthcare, Inc. 2.9%
Health Care Providers & Services, United States
Raytheon Technologies Corp. 2.9%
Aerospace & Defense, United States
Procter & Gamble Co. (The) 2.9%
Household Products, United States
Oracle Corp. 2.5%
Software, United States
Bank of America Corp. 2.5%
Banks, United States
Broadcom, Inc. 2.5%
Semiconductors & Semiconductor Equipment,
United States
1. Source: Morningstar. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted growth rates. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks
designed to measure total U.S. equity market performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin Growth and Income VIP Fund
3
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Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +4.31%
2 +4.14%

Your Fund’s Expenses
Franklin Growth and Income VIP Fund
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,043.10 $2.99 $1,021.86 $2.96 0.59%
2 $1,000 $1,041.40 $4.25 $1,020.63 $4.21 0.84%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.64 $15.23 $13.33 $17.20 $14.80 $16.32
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.16 0.25 0.31 0.41 0.31
Net realized and unrealized gains (losses) 0.21 (1.74) 3.03 (0.13) 3.28 (0.97)
Total from investment operations ........ 0.29 (1.58) 3.28 0.18 3.69 (0.66)
Less distributions from:
Net investment income .............. (0.16) (0.48) (0.39) (0.63) (0.41) (0.43)
Net realized gains ................. (0.34) (6.53) (0.99) (3.42) (0.88) (0.43)
Total distributions ................... (0.50) (7.01) (1.38) (4.05) (1.29) (0.86)
Net asset value, end of period .......... $6.43 $6.64 $15.23 $13.33 $17.20 $14.80
Total return
c
....................... 4.31% (6.60)% 25.59% 5.81% 26.05% (4.37)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.75% 0.85% 0.83% 0.72% 0.73%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ............... 2.37% 1.96% 1.71% 2.31% 2.07% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $11,367 $9,002 $5,772 $3,206 $3,539 $31,479
Portfolio turnover rate ................ 14.00% 30.16% 30.74% 33.46% 25.20% 24.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.25 $14.76 $12.97 $16.84 $14.51 $16.02
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.20 0.27 0.25 0.27
Net realized and unrealized gains (losses) 0.19 (1.71) 2.94 (0.14) 3.33 (0.96)
Total from investment operations ........ 0.26 (1.57) 3.14 0.13 3.58 (0.69)
Less distributions from:
Net investment income .............. (0.14) (0.41) (0.36) (0.58) (0.37) (0.39)
Net realized gains ................. (0.34) (6.53) (0.99) (3.42) (0.88) (0.43)
Total distributions ................... (0.48) (6.94) (1.35) (4.00) (1.25) (0.82)
Net asset value, end of period .......... $6.03 $6.25 $14.76 $12.97 $16.84 $14.51
Total return
c
....................... 4.14% (6.81)% 25.24% 5.52% 25.66% (4.58)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 0.99% 1.08% 1.08% 0.97% 0.98%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84% 0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income ............... 2.10% 1.67% 1.44% 2.07% 1.82% 1.71%
Supplemental data
Net assets, end of period (000’s) ........ $32,804 $33,005 $39,934 $64,455 $69,635 $61,855
Portfolio turnover rate ................ 14.00% 30.16% 30.74% 33.46% 25.20% 24.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Growth and Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.3%
Aerospace & Defense 3.5%
L3Harris Technologies, Inc. .............................. United States 970 $ 189,897
Lockheed Martin Corp. ................................. United States 185 85,170
Raytheon Technologies Corp. ............................ United States 12,920 1,265,643
1,540,710
Air Freight & Logistics 2.4%
United Parcel Service, Inc., B ............................ United States 5,940 1,064,745
Banks 6.9%
Bank of America Corp. ................................. United States 30,700 880,783
JPMorgan Chase & Co. ................................. United States 12,781 1,858,868
Truist Financial Corp. .................................. United States 9,520 288,932
3,028,583
Beverages 3.6%
Coca-Cola Co. (The) ................................... United States 10,665 642,246
PepsiCo, Inc. ........................................ United States 5,085 941,844
1,584,090
Capital Markets 6.5%
Ares Management Corp., A .............................. United States 7,990 769,837
BlackRock, Inc. ....................................... United States 915 632,393
Morgan Stanley ....................................... United States 17,021 1,453,593
2,855,823
Chemicals 1.2%
BASF SE ........................................... Germany 6,520 316,792
Huntsman Corp. ...................................... United States 8,608 232,588
549,380
Commercial Services & Supplies 0.2%
Republic Services, Inc., A ............................... United States 590 90,370
Communications Equipment 2.2%
Cisco Systems, Inc. ................................... United States 18,830 974,264
Consumer Finance 0.5%
American Express Co. ................................. United States 1,220 212,524
Consumer Staples Distribution & Retail 2.4%
Target Corp. ......................................... United States 3,380 445,822
Walmart, Inc. ........................................ United States 3,980 625,576
1,071,398
Diversified Telecommunication Services 0.2%
TELUS Corp. ........................................ Canada 5,300 103,143
Electric Utilities 4.7%
Duke Energy Corp. .................................... United States 11,245 1,009,126
Entergy Corp. ........................................ United States 895 87,146
Evergy, Inc. .......................................... United States 5,645 329,781
NextEra Energy, Inc. ................................... United States 8,750 649,250
2,075,303
Electrical Equipment 2.0%
Eaton Corp. plc ....................................... United States 3,520 707,872
Emerson Electric Co. .................................. United States 1,900 171,741
879,613

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd. ................................... United States 960 $ 134,554
Financial Services 2.2%
Apollo Global Management, Inc. .......................... United States 12,915 992,001
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 5,920 431,805
Ground Transportation 1.2%
Norfolk Southern Corp. ................................. United States 2,308 523,362
Health Care Equipment & Supplies 4.1%
Becton Dickinson & Co. ................................. United States 1,413 373,046
a
Boston Scientific Corp. ................................. United States 8,260 446,784
Medtronic plc ........................................ United States 11,160 983,196
1,803,026
Health Care Providers & Services 4.0%
HCA Healthcare, Inc. ................................... United States 3,200 971,136
UnitedHealth Group, Inc. ................................ United States 1,630 783,443
1,754,579
Health Care REITs 1.0%
Healthpeak Properties, Inc. .............................. United States 21,293 427,989
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ..................................... United States 1,815 541,614
Household Products 2.9%
Procter & Gamble Co. (The) ............................. United States 8,315 1,261,718
Industrial REITs 0.1%
Prologis, Inc. ......................................... United States 340 41,694
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 405 88,926
Life Sciences Tools & Services 2.0%
Danaher Corp. ....................................... United States 1,405 337,200
Thermo Fisher Scientific, Inc. ............................ United States 1,066 556,186
893,386
Machinery 1.0%
Caterpillar, Inc. ....................................... United States 910 223,906
Illinois Tool Works, Inc. ................................. United States 950 237,652
461,558
Media 1.1%
Comcast Corp., A ..................................... United States 11,535 479,279
Oil, Gas & Consumable Fuels 9.4%
Canadian Natural Resources Ltd. ......................... Canada 5,520 310,555
Chevron Corp. ....................................... United States 9,563 1,504,738
EOG Resources, Inc. .................................. United States 7,520 860,589
Shell plc, ADR ........................................ Netherlands 13,520 816,338
Suncor Energy, Inc. .................................... Canada 22,530 660,579
4,152,799
Pharmaceuticals 6.2%
AstraZeneca plc, ADR .................................. United Kingdom 5,950 425,841
Bristol-Myers Squibb Co. ................................ United States 4,980 318,471

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Johnson & Johnson ................................... United States 9,955 $ 1,647,752
Pfizer, Inc. ........................................... United States 9,470 347,360
2,739,424
Residential REITs 1.2%
Mid-America Apartment Communities, Inc. .................. United States 3,430 520,880
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc. ....................................... United States 1,265 1,097,299
Texas Instruments, Inc. ................................. United States 2,045 368,141
1,465,440
Software 2.5%
Oracle Corp. ......................................... United States 9,397 1,119,089
Specialized REITs 0.1%
Public Storage ....................................... United States 160 46,701
Specialty Retail 2.0%
Lowe's Cos., Inc. ...................................... United States 1,500 338,550
Tractor Supply Co. .................................... United States 2,491 550,760
889,310
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................... United States 350 155,880
Water Utilities 0.7%
Essential Utilities, Inc. .................................. United States 7,529 300,482
Total Common Stocks (Cost $25,616,086) ......................................
37,255,442
b
Equity-Linked Securities 9.5%
Banks 0.5%
c
UBS AG into Bank of America Corp., 144A, 7%, 11/22/23 ....... United States 7,700 229,224
Chemicals 1.4%
c
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8%, 5/09/24 ........................................ United States 10,400 287,662
c
Royal Bank of Canada into Linde plc, 144A, 6.5%, 11/29/23 ...... United States 900 341,140
628,802
Consumer Finance 0.7%
c
BofA Finance LLC into American Express Co., 144A, 7.25%, 2/12/24 United States 1,800 303,671
Electrical Equipment 0.7%
c
Royal Bank of Canada into Eaton Corp. plc, 144A, 6.25%, 9/15/23 United States 1,900 322,072
Energy Equipment & Services 0.7%
c,d
JPMorgan Chase Bank NA into Technip Energies NV, 144A, 6%,
7/19/24 ........................................... France 2,100 291,177
Health Care Equipment & Supplies 0.6%
c
Citigroup Global Markets Holdings, Inc. into Boston Scientific Corp.,
144A, 5.5%, 6/21/24 ................................. United States 4,500 242,307
Health Care Providers & Services 0.7%
c
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7.25%,
8/09/23 ........................................... United States 1,300 323,673

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Industrial REITs 0.6%
c
Barclays Bank plc into Prologis, Inc., 144A, 7.5%, 12/29/23 ...... United States 2,200 $ 271,053
Interactive Media & Services 0.8%
c
Goldman Sachs International Bank into Alphabet, Inc., 144A, 6.25%,
3/28/24 ........................................... United States 3,200 366,120
Life Sciences Tools & Services 1.4%
c
Goldman Sachs International Bank into Thermo Fisher Scientific,
Inc., 144A, 6.25%, 9/25/23 ............................. United States 500 264,428
c
Merrill Lynch International & Co. CV into Danaher Corp., 144A, 5.5%,
4/30/24 ........................................... United States 1,400 344,715
609,143
Machinery 0.7%
c
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8.5%, 10/17/23 ..................................... United States 1,400 301,401
Oil, Gas & Consumable Fuels 0.7%
c
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 5,300 309,305
Total Equity-Linked Securities (Cost $3,927,941) ................................
4,197,948
Convertible Preferred Stocks 2.1%
Capital Markets 1.1%
KKR Group Co., Inc., 6%, C ............................. United States 7,455 492,775
Electric Utilities 1.0%
NextEra Energy, Inc., 6.926% ............................ United States 9,320 422,103
Total Convertible Preferred Stocks (Cost $1,009,311) ............................
914,878
Total Long Term Investments (Cost $30,553,338) ................................
42,368,268
a
Short Term Investments 4.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.8%
e
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value
$2,130,332)
BNP Paribas Securities Corp. (Maturity Value $823,821)
Deutsche Bank Securities, Inc. (Maturity Value $482,712)
HSBC Securities (USA), Inc. (Maturity Value $823,799)
Collateralized by U.S. Government Agency Securities, 0.63% -
7.5%, 6/15/24 - 11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%,
5/31/24 - 4/30/25 (valued at $2,171,936) .................. 2,129,447 2,129,447
Total Repurchase Agreements (Cost $2,129,447) ................................
2,129,447
Total Short Term Investments (Cost $2,129,447 ) .................................
2,129,447
a
Total Investments (Cost $32,682,785) 100.7% ...................................
$44,497,715
Other Assets, less Liabilities (0.7)% ...........................................
(326,334)
Net Assets 100.0% ...........................................................
$44,171,381

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
See Abbreviations on page 22 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $4,197,948, representing 9.5% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 (d) .
e
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $30,553,338
Cost - Unaffiliated repurchase agreements ...................................................... 2,129,447
Value - Unaffiliated issuers .................................................................. $42,368,268
Value - Unaffiliated repurchase agreements ...................................................... 2,129,447
Receivables:
Capital shares sold ........................................................................ 30,749
Dividends and interest ..................................................................... 31,500
Total assets .......................................................................... 44,559,964
Liabilities:
Payables:
Investment securities purchased .............................................................. 315,856
Capital shares redeemed ................................................................... 5,037
Management fees ......................................................................... 16,713
Distribution fees .......................................................................... 6,576
Professional fees ......................................................................... 29,862
Trustees' fees and expenses ................................................................. 1,205
Accrued expenses and other liabilities ........................................................... 13,334
Total liabilities ......................................................................... 388,583
Net assets, at value ................................................................. $44,171,381
Net assets consist of:
Paid-in capital ............................................................................. $31,511,327
Total distributable earnings (losses) ............................................................. 12,660,054
Net assets, at value ................................................................. $44,171,381
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $11,367,291
Shares outstanding ........................................................................ 1,768,725
Net asset value and maximum offering price per share ............................................. $6.43
Class 2:
Net assets, at value ....................................................................... $32,804,090
Shares outstanding ........................................................................ 5,440,674
Net asset value and maximum offering price per share ............................................. $6.03

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $6,889)
Unaffiliated issuers ........................................................................ $580,126
Interest:
Unaffiliated issuers ........................................................................ 40,183
Income from securities loane d:
Unaffiliated entities (net of fees and rebates) ..................................................... (935)
Non-controlled affiliates (Note 3 e ) ............................................................. 1,211
Total investment income ................................................................... 620,585
Expenses:
Management fees (Note 3 a ) ................................................................... 131,564
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 40,284
Reports to shareholders fees .................................................................. 4,608
Professional fees ........................................................................... 26,507
Trustees' fees and expenses .................................................................. 788
Other .................................................................................... 1,063
Total expenses ......................................................................... 204,814
Expense reductions (Note 4 ) ............................................................... (55)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (40,261)
Net expenses ......................................................................... 164,498
Net investment income ................................................................ 456,087
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 584,663
Foreign currency transactions ................................................................ 357
Net realized gain (loss) .................................................................. 585,020
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 731,879
Translation of other assets and liabilities denominated in foreign currencies .............................. 249
Net change in unrealized appreciation (depreciation) ............................................ 732,128
Net realized and unrealized gain (loss) ............................................................ 1,317,148
Net increase (decrease) in net assets resulting from operations .......................................... $1,773,235

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin Growth and Income VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $456,087 $714,537
Net realized gain (loss) ................................................. 585,020 2,514,464
Net change in unrealized appreciation (depreciation) ........................... 732,128 (6,286,797)
Net increase (decrease) in net assets resulting from operations ................ 1,773,235 (3,057,796)
Distributions to shareholders:
Class 1 ............................................................. (804,442) (3,327,326)
Class 2 ............................................................. (2,430,3 40) (17,571,734)
Total distributions to shareholders .......................................... (3,234,782) (20,899,060)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,722,421 6,879,850
Class 2 ............................................................. 904,209 13,378,168
Total capital share transactions ............................................ 3,626,630 20,258,018
Net increase (decrease) in net assets ................................... 2,165,083 (3,698,838)
Net assets:
Beginning of period ..................................................... 42,006,298 45,705,136
End of period .......................................................... $44,171,381 $42,006,298

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Growth and Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2023.
d. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
e. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2023, the
Fund had no securities on loan.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications
1. Organization and Significant Accounting Policies
(continued)
e. Equity-Linked Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 316,683 $2,110,468 481,534 $3,919,052
Shares issued in reinvestment of distributions .......... 124,719 804,442 542,794 3,327,326
Shares redeemed ............................... (28,885) (192,489) (47,093) (366,528)
Net increase (decrease) .......................... 412,517 $2,722,421 977,235 $6,879,850
Class 2 Shares:
Shares sold ................................... 91,308 $568,045 192,752 $1,375,755
Shares issued in reinvestment of distributions .......... 401,707 2,430,325 3,040,092 17,571,734
Shares redeemed ............................... (334,970) (2,094,161) (655,083) (5,569,321)
Net increase (decrease) .......................... 158,045 $904,209 2,577,761 $13,378,168
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and equity-linked securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $1,863,000 $(1,863,000) $— $— $— — $1,211
Total Affiliated Securities ... $— $1,863,000 $(1,863,000) $— $— $— $1,211
Cost of investments .......................................................................... $32,817,303
Unrealized appreciation ........................................................................ $12,593,496
Unrealized depreciation ........................................................................ (913,084)
Net unrealized appreciation (depreciation) .......................................................... $11,680,412
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$6,155,216 and $5,743,260, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,540,710 $ — $ — $ 1,540,710
Air Freight & Logistics ................... 1,064,745 — — 1,064,745
Banks ............................... 3,028,583 — — 3,028,583
Beverages ........................... 1,584,090 — — 1,584,090
Capital Markets ........................ 2,855,823 — — 2,855,823
Chemicals ........................... 232,588 316,792 — 549,380
Commercial Services & Supplies ........... 90,370 — — 90,370
Communications Equipment .............. 974,264 — — 974,264
Consumer Finance ..................... 212,524 — — 212,524
Consumer Staples Distribution & Retail ...... 1,071,398 — — 1,071,398
Diversified Telecommunication Services ..... 103,143 — — 103,143
Electric Utilities ........................ 2,075,303 — — 2,075,303

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electrical Equipment .................... $ 879,613 $ — $ — $ 879,613
Electronic Equipment, Instruments &
Components ........................ 134,554 — — 134,554
Financial Services ...................... 992,001 — — 992,001
Food Products ........................ 431,805 — — 431,805
Ground Transportation .................. 523,362 — — 523,362
Health Care Equipment & Supplies ......... 1,803,026 — — 1,803,026
Health Care Providers & Services .......... 1,754,579 — — 1,754,579
Health Care REITs ..................... 427,989 — — 427,989
Hotels, Restaurants & Leisure ............. 541,614 — — 541,614
Household Products .................... 1,261,718 — — 1,261,718
Industrial REITs ....................... 41,694 — — 41,694
Insurance ............................ 88,926 — — 88,926
Life Sciences Tools & Services ............ 893,386 — — 893,386
Machinery ............................ 461,558 — — 461,558
Media ............................... 479,279 — — 479,279
Oil, Gas & Consumable Fuels ............. 4,152,799 — — 4,152,799
Pharmaceuticals ....................... 2,739,424 — — 2,739,424
Residential REITs ...................... 520,880 — — 520,880
Semiconductors & Semiconductor Equipment . 1,465,440 — — 1,465,440
Software ............................. 1,119,089 — — 1,119,089
Specialized REITs ...................... 46,701 — — 46,701
Specialty Retail ........................ 889,310 — — 889,310
Trading Companies & Distributors .......... 155,880 — — 155,880
Water Utilities ......................... 300,482 — — 300,482
Equity-Linked Securities ................... — 4,197,948 — 4,197,948
Convertible Preferred Stocks ................ 914,878 — — 914,878
Short Term Investments ................... — 2,129,447 — 2,129,447
Total Investments in Securities ........... $37,853,528 $6,644,187
a
$— $44,497,715
a
Includes foreign securities valued at $316,792, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

VIP SA1 07/23
Franklin Growth and Income VIP Fund
23
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Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
24
franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Growth and Income VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
25
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all equity income funds underlying VIPs. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and
in the first quintile (best) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board
further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative
to its peers on an income return basis was appropriate
given these attributes. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
12 other equity income funds underlying VIPs. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its respective
Expense Group. The Board noted that the Fund’s actual total
expense ratio reflected a fee waiver from management. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
26
franklintempleton.com
Semiannual Report
by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
The Board recognized that there would not likely be any
economies of scale for the Fund, until the Fund’s assets
grow. The Board concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
27
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Semiannual Report
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

767 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Growth and Income VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Income VIP
Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 20
Notes to Financial Statements 23
Statement of Additional Information 32
Shareholder Information 33

2
franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
This semiannual report for Franklin Income VIP Fund covers
the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests in a diversified portfolio of debt and equity securities.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a
+16.89% total return.
1
The Blended Benchmark, which
consists of 50% MSCI USA High Dividend Yield Index +
25% Bloomberg U.S. High Yield Very Liquid Index + 25%
Bloomberg U.S. Aggregate Bond Index, posted a +2.30%
total return.
2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Thank you for your participation in Franklin Income VIP
Fund. We look forward to serving your future investment
needs.
Portfolio Composition
6/30/23
% of Total Net
Assets
Corporate Bonds 49.1%
Common Stocks 24.0%
Equity-Linked Securities 12.8%
U.S. Government and Agency Securities 11.4%
Other
*
0.9%
Short-Term Investments & Other Net Assets 1.8%
Top Five Fixed Income Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 8.6%
Financial Services , United States
CHS/Community Health Systems, Inc. 3.0%
Health Care Providers & Services , United States
U.S. Treasury Bonds 2.8%
Financial Services , United States
Bausch Health Cos., Inc. 1.5%
Pharmaceuticals , United States
Tenet Healthcare Corp. 1.4%
Health Care Providers & Services , United States
Top Five Equity Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Texas Instruments, Inc. 2.1%
Semiconductors & Semiconductor Equipment ,
United States
Bank of America Corp. 1.7%
Banks , United States
Chevron Corp. 1.4%
Oil, Gas & Consumable Fuels , United States
JPMorgan Chase & Co. 1.4%
Banks , United States
Morgan Stanley 1.3%
Capital Markets , United States
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
3
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Semiannual Report
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
1 +3.69%
2 +3.50%
4 +3.52%

Your Fund’s Expenses
Franklin Income VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,036.90 $2.32 $1,022.52 $2.30 0.46%
2 $1,000 $1,035.00 $3.58 $1,021.28 $3.55 0.71%
4 $1,000 $1,035.20 $4.08 $1,020.78 $4.05 0.81%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.39 $17.47 $15.65 $16.52 $15.26 $16.72
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.62 0.53 0.59 0.75 0.71
Net realized and unrealized gains (losses) 0.24 (1.55) 2.09 (0.54) 1.68 (1.35)
Total from investment operations ........ 0.57 (0.93) 2.62 0.05 2.43 (0.64)
Less distributions from:
Net investment income .............. (0.82) (0.83) (0.80) (0.91) (0.91) (0.82)
Net realized gains ................. (0.94) (0.32) — (0.01) (0.26) —
Total distributions ................... (1.76) (1.15) (0.80) (0.92) (1.17) (0.82)
Net asset value, end of period .......... $14.20 $15.39 $17.47 $15.65 $16.52 $15.26
Total return
c
....................... 3.69% (5.24)% 17.00% 0.97% 16.42% (4.09)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.45% 0.47% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46% 0.45%
f
0.47%
f
0.46% 0.45% 0.45%
Net investment income ............... 4.24% 3.82% 3.20% 3.96% 4.38% 4.33%
Supplemental data
Net assets, end of period (000’s) ........ $277,281 $220,272 $243,732 $306,641 $309,330 $612,657
Portfolio turnover rate ................ 20.05% 64.51% 39.27% 45.93% 25.16% 43.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.73 $16.76 $15.04 $15.91 $14.74 $16.17
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.55 0.47 0.53 0.64 0.65
Net realized and unrealized gains (losses) 0.23 (1.48) 2.02 (0.53) 1.66 (1.30)
Total from investment operations ........ 0.52 (0.93) 2.49 — 2.30 (0.65)
Less distributions from:
Net investment income .............. (0.78) (0.78) (0.77) (0.86) (0.87) (0.78)
Net realized gains ................. (0.94) (0.32) — (0.01) (0.26) —
Total distributions ................... (1.72) (1.10) (0.77) (0.87) (1.13) (0.78)
Net asset value, end of period .......... $13.53 $14.73 $16.76 $15.04 $15.91 $14.74
Total return
c
....................... 3.50% (5.47)% 16.75% 0.69% 16.06% (4.30)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.70% 0.72% 0.72% 0.71% 0.72%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.71% 0.70%
f
0.72%
f
0.71% 0.70% 0.70%
Net investment income ............... 3.98% 3.56% 2.95% 3.73% 4.13% 4.08%
Supplemental data
Net assets, end of period (000’s) ........ $2,561,881 $2,545,382 $3,026,228 $3,852,709 $4,318,156 $4,086,652
Portfolio turnover rate ................ 20.05% 64.51% 39.27% 45.93% 25.16% 43.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.16 $17.23 $15.45 $16.32 $15.08 $16.53
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.55 0.46 0.53 0.64 0.64
Net realized and unrealized gains (losses) 0.24 (1.53) 2.07 (0.54) 1.71 (1.33)
Total from investment operations ........ 0.54 (0.98) 2.53 (0.01) 2.35 (0.69)
Less distributions from:
Net investment income .............. (0.77) (0.77) (0.75) (0.85) (0.85) (0.76)
Net realized gains ................. (0.94) (0.32) — (0.01) (0.26) —
Total distributions ................... (1.71) (1.09) (0.75) (0.86) (1.11) (0.76)
Net asset value, end of period .......... $13.99 $15.16 $17.23 $15.45 $16.32 $15.08
Total return
c
....................... 3.52% (5.59)% 16.59% 0.58% 16.05% (4.42)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.80% 0.82% 0.82% 0.81% 0.82%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.81% 0.80%
f
0.82%
f
0.81% 0.80% 0.80%
Net investment income ............... 3.88% 3. 49% 2.82% 3.62% 4.03% 3.98%
Supplemental data
Net assets, end of period (000’s) ........ $338,366 $325,205 $333,522 $302,474 $323,582 $294,700
Portfolio turnover rate ................ 20.05% 64.51% 39.27% 45.93% 25.16% 43.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 24.0%
Aerospace & Defense 1.8%
Lockheed Martin Corp. ................................. United States 65,000 $ 29,924,700
Northrop Grumman Corp. ............................... United States 35,000 15,953,000
Raytheon Technologies Corp. ............................ United States 125,000 12,245,000
58,122,700
Air Freight & Logistics 0.5%
United Parcel Service, Inc., B ............................ United States 85,000 15,236,250
Banks 3.2%
Bank of America Corp. ................................. United States 1,124,573 32,263,999
Citigroup, Inc. ........................................ United States 250,000 11,510,000
Fifth Third Bancorp .................................... United States 530,000 13,891,300
JPMorgan Chase & Co. ................................. United States 120,000 17,452,800
PNC Financial Services Group, Inc. (The) ................... United States 25,000 3,148,750
Truist Financial Corp. .................................. United States 765,000 23,217,750
101,484,599
Biotechnology 0.8%
AbbVie, Inc. ......................................... United States 70,000 9,431,100
Amgen, Inc. ......................................... United States 70,000 15,541,400
24,972,500
Capital Markets 1.5%
Charles Schwab Corp. (The) ............................. United States 205,000 11,619,400
Goldman Sachs Group, Inc. (The) ......................... United States 26,054 8,403,457
Morgan Stanley ....................................... United States 335,144 28,621,298
48,644,155
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 350,000 18,109,000
Consumer Staples Distribution & Retail 0.4%
Target Corp. ......................................... United States 100,000 13,190,000
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 400,000 14,876,000
Electric Utilities 2.1%
American Electric Power Co., Inc. ......................... United States 100,000 8,420,000
Duke Energy Corp. .................................... United States 150,000 13,461,000
Edison International ................................... United States 250,000 17,362,500
Southern Co. (The) .................................... United States 400,000 28,100,000
67,343,500
Entertainment 0.4%
a
Walt Disney Co. (The) .................................. United States 139,700 12,472,416
Ground Transportation 0.7%
Union Pacific Corp. .................................... United States 100,000 20,462,000
Health Care Providers & Services 0.3%
CVS Health Corp. ..................................... United States 125,000 8,641,250
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 18,208,800
Industrial Conglomerates 0.3%
Honeywell International, Inc. ............................. United States 45,391 9,418,633
Metals & Mining 0.7%
Rio Tinto plc, ADR ..................................... Australia 365,529 23,335,371

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 1.4%
Dominion Energy, Inc. .................................. United States 400,000 $ 20,716,000
DTE Energy Co. ...................................... United States 100,000 11,002,000
Sempra Energy ....................................... United States 90,000 13,103,100
44,821,100
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp. ....................................... United States 250,000 39,337,500
Exxon Mobil Corp. ..................................... United States 250,000 26,812,500
Shell plc, ADR ........................................ Netherlands 200,000 12,076,000
TotalEnergies SE, ADR ................................. France 300,000 17,292,000
95,518,000
Pharmaceuticals 1.3%
a
Bausch Health Cos., Inc. ................................ United States 750,000 6,000,000
Bristol-Myers Squibb Co. ................................ United States 75,000 4,796,250
Johnson & Johnson ................................... United States 100,000 16,552,000
Pfizer, Inc. ........................................... United States 360,000 13,204,800
40,553,050
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc. ................................... United States 130,000 25,325,300
QUALCOMM, Inc. ..................................... United States 45,000 5,356,800
Texas Instruments, Inc. ................................. United States 363,966 65,521,159
96,203,259
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 9,940,480
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 19,524,000
Total Common Stocks (Cost $616,548,691) .....................................
761,077,063
b
Equity-Linked Securities 12.8%
Aerospace & Defense 0.7%
c
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 210,000 21,453,057
Automobiles 0.6%
c
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 590,500 8,549,816
c
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 340,000 12,152,639
20,702,455
Banks 1.5%
c
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 187,500 26,112,665
c
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 328,400 9,962,191
c
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 450,000 13,222,425
49,297,281
Biotechnology 0.6%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 128,500 17,882,957
Broadline Retail 0.6%
c
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 176,390 20,005,425
Capital Markets 0.8%
c
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 160,000 13,727,182

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Capital Markets (continued)
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 200,000 $ 11,129,123
24,856,305
Chemicals 0.3%
c
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 110,000 10,445,386
Containers & Packaging 0.4%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 400,000 13,109,074
Electric Utilities 0.7%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 200,000 14,825,601
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 102,000 7,730,581
22,556,182
Financial Services 0.2%
c
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 100,000 5,795,413
Ground Transportation 0.5%
c
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 50,750 10,639,628
c
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 20,000 4,096,687
14,736,315
Insurance 0.8%
c
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 420,000 24,126,302
Machinery 0.5%
c
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 69,700 17,499,614
Media 0.9%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 700,000 29,484,455
Metals & Mining 0.5%
c
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 100,000 4,348,543
c
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 574,000 10,122,560
14,471,103
Oil, Gas & Consumable Fuels 0.7%
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 123,425 13,694,417
c
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 47,600 7,652,090
21,346,507
Pharmaceuticals 0.8%
c
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 260,000 9,789,681
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 240,000 15,814,869
25,604,550
Semiconductors & Semiconductor Equipment 1.7%
c
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 650,000 21,930,323
c
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 35,000 19,965,260

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 144,400 $ 11,130,584
53,026,167
Total Equity-Linked Securities (Cost $414,010,597) ..............................
406,398,548
Convertible Preferred Stocks 0.4%
Electric Utilities 0.3%
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,286,706
Financial Services 0.1%
FNMA, 5.375% ....................................... United States 475 2,978,250
Total Convertible Preferred Stocks (Cost $48,949,828) ...........................
14,264,956
Principal
Amount
*
Corporate Bonds 49.1%
Aerospace & Defense 2.2%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 11,500,000 11,365,291
Senior Note, 5.15%, 5/01/30 ........................... United States 25,000,000 24,775,012
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 7,351,383
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 10,000,000 9,882,369
c
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 11,000,000 10,956,140
c
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 5,000,000 5,025,200
69,355,395
Automobile Components 0.7%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 9,759,358
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 13,543,819
23,303,177
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,362,813
Senior Bond, 6.1%, 8/19/32 ............................ United States 3,000,000 2,910,393
d
Senior Note, 4.346%, 12/08/26 ......................... United States 7,000,000 6,771,551
General Motors Co. ,
Senior Bond, 5.6%, 10/15/32 ........................... United States 5,000,000 4,839,728
Senior Bond, 5.15%, 4/01/38 ........................... United States 7,500,000 6,681,504
23,565,989
Banks 3.4%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,952,000
e
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,940,000
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,589,535
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ..... United States 6,500,000 5,445,240
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 15,000,000 14,514,173
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 10,000,000 10,824,223
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,244,855
Citigroup, Inc. ,
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 12,000,000 12,743,841

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Sub. Bond, 4.125%, 7/25/28 ........................... United States 12,500,000 $ 11,792,088
d,e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 3,200,000 3,210,304
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 8,190,982
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,657,996
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 10,017,984
Wells Fargo & Co. , Senior Note , 3.196% to 6/16/26, FRN thereafter ,
6/17/27 ........................................... United States 8,000,000 7,516,766
108,639,987
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,214,104
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 ...................
United States 10,000,000 10,027,592
20,241,696
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 4,000,000 3,731,688
Building Products 0.7%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 8,000,000 7,570,555
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,153,864
c
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 11,000,000 10,917,500
20,641,919
Capital Markets 1.0%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN
thereafter , 5/19/29 ................................... United States 7,000,000 7,000,155
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/28/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 8,699,559
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 8,650,000 9,205,852
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 5,700,000 5,631,138
30,536,704
Chemicals 1.4%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 11,946,287
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,419,012
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 7,932,406
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 8,389,802
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 8,888,000 7,948,676
45,636,183
Commercial Services & Supplies 0.4%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 13,039,467
Communications Equipment 1.2%
c
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 15,602,868 14,562,846
Senior Note, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,743,716

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
c
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 20,000,000 $ 16,027,554
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 2,141,000 1,522,915
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 5,000,000 4,665,817
38,522,848
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 4,287,000 3,645,581
Consumer Finance 2.5%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 9,873,720
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 7,000,000 5,950,808
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 6,070,000 5,727,722
Sub. Note, 4.2%, 10/29/25 ............................ United States 8,000,000 7,651,110
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,468,600
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 14,166,180
Senior Note, 7.35%, 3/06/30 ........................... United States 1,500,000 1,533,551
General Motors Financial Co., Inc. ,
d
Senior Bond, 6.4%, 1/09/33 ............................ United States 5,000,000 5,085,569
Senior Note, 2.4%, 4/10/28 ............................ United States 6,000,000 5,177,032
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 4,591,770
79,226,062
Consumer Staples Distribution & Retail 0.1%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 3,906,028
Containers & Packaging 1.5%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 5,700,000 4,835,802
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 5,000,000 4,663,258
c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 20,432,000 18,882,782
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 14,300,000 14,222,615
c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,427,456
47,031,913
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,366,042
Electric Utilities 0.8%
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 4,528,875
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 10,357,193
c
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 10,255,000 8,992,170
23,878,238
Electrical Equipment 0.2%
c
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ....... United States 5,000,000 4,968,020
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 14,500,000 14,734,566
Entertainment 1.1%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 21,778,441
Warnermedia Holdings, Inc. ,
Senior Note, 3.755%, 3/15/27 .......................... United States 6,500,000 6,065,583

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Warnermedia Holdings, Inc., (continued)
Senior Note, 4.279%, 3/15/32 .......................... United States 6,500,000 $ 5,767,695
33,611,719
Financial Services 0.1%
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,685,000 4,421,261
Food Products 0.4%
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 5.75% , 4/01/33 ...................... United States 8,000,000 7,526,424
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ............
United States 4,000,000 3,879,368
11,405,792
Ground Transportation 0.4%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,088,003
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 7,871,758
11,959,761
Health Care Equipment & Supplies 0.9%
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 7,500,000 7,849,568
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 4,000,000 3,474,916
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 20,000,000 17,400,164
28,724,648
Health Care Providers & Services 7.2%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 6,380,000 5,094,207
Senior Note, 4.625%, 12/15/29 ......................... United States 10,000,000 9,213,368
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 42,000,000 26,276,040
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 11,769,700
d
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 40,000,000 39,000,292
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,689,833
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 10,000,000 7,887,622
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 7,720,878
Senior Bond, 5.25%, 2/21/33 ........................... United States 5,000,000 4,982,779
c
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 2,002,018
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 17,191,758
HCA, Inc. ,
Senior Bond, 5.5%, 6/01/33 ............................ United States 10,000,000 9,988,488
Senior Note, 5%, 3/15/24 ............................. United States 10,400,000 10,336,101
c
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 7,750,000 5,842,570
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 7,587,649
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 24,031,000 23,811,672
Senior Note, 6.125%, 10/01/28 ......................... United States 9,400,000 9,058,404
Senior Secured Note, 6.125%, 6/15/30 ................... United States 12,500,000 12,336,875
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 10,397,318
230,187,572

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.3%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 7,750,000 $ 6,527,740
Senior Bond, 3.5%, 3/15/31 ............................ United States 5,000,000 3,450,138
9,977,878
Hotels, Restaurants & Leisure 3.3%
c
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 20,000,000 19,925,384
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,250,000 6,282,125
c,d
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 20,000,000 19,606,478
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,905,067
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,493,271
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 6,149,325
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 7,927,996
c
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,572,800
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 22,408,000 22,070,018
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,690,656
104,623,120
Independent Power and Renewable Electricity Producers 0.6%
c
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 5,000,000 4,468,910
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 5,000,000 4,531,507
c,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 12,500,000 10,920,312
19,920,729
Media 1.5%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,201,444
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,500,000 5,558,485
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 6,000,000 5,455,277
c
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 10,000,000 8,334,037
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 5,500,000 4,817,348
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,500,000 1,206,071
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,284,438
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 6,997,628
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,228,672
47,083,400
Metals & Mining 1.9%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,606,012
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 12,326,068
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,057,431
c
First Quantum Minerals Ltd. , Senior Note , 144A, 8.625% , 6/01/31 . Zambia 9,000,000 9,235,170
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 5,131,363
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,766,921
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,545,200
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 8,195,808
59,863,973

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 1.8%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 $ 15,536,476
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,453,009
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,198,619
c
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 9,032,794
Occidental Petroleum Corp. , Senior Note , 6.625% , 9/01/30 ......
United States 6,000,000 6,240,000
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 6,500,000 6,608,905
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,068,294
56,138,097
Passenger Airlines 0.9%
c
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 15,000,000 14,873,845
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 13,687,000 13,296,845
28,170,690
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 8,500,000 7,623,629
Pharmaceuticals 2.9%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,397,297
c
Bausch Health Cos., Inc. ,
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 18,750,000 16,592,812
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 23,409,673 15,013,794
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 10,000,000 6,138,400
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 13,865,000 9,882,972
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,617,461
c,f
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 3,304,761
c,f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 6,240,941
d
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ..................................... Israel 10,000,000 9,861,329
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,501,166
93,550,933
Semiconductors & Semiconductor Equipment 0.9%
c
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 4,068,585
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 9,062,574
Senior Note, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,621,646
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 .......................... United States 4,000,000 3,981,815
Senior Note, 6.75%, 11/01/29 .......................... United States 8,000,000 8,321,039
30,055,659
Software 1.1%
Oracle Corp. ,
Senior Bond, 3.25%, 11/15/27 .......................... United States 5,000,000 4,640,956
Senior Bond, 2.875%, 3/25/31 .......................... United States 15,000,000 12,809,994
Senior Bond, 6.25%, 11/09/32 .......................... United States 6,750,000 7,167,962
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 9,006,575
33,625,487

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 ............................ United States 8,000,000 $ 6,908,575
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 5,074,966
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 4,422,899
16,406,440
Specialty Retail 0.5%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 13,000,000 12,865,742
c
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 3,235,880
16,101,622
Technology Hardware, Storage & Peripherals 0.7%
d
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 .................... United States 8,000,000 7,463,884
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 10,000,000 9,826,071
Senior Note, 4%, 4/15/29 ............................. United States 5,000,000 4,661,552
21,951,507
Tobacco 1.1%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 30,000,000 27,605,058
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 9,000,000 8,906,747
36,511,805
Trading Companies & Distributors 1.1%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 12,800,000 12,192,389
c
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 8,000,000 7,988,965
c
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,160,090
34,341,444
Wireless Telecommunication Services 1.3%
Sprint LLC ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 12,541,437
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,280,713
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,797,555
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 7,500,000 7,454,993
Senior Note, 3.375%, 4/15/29 .......................... United States 4,500,000 4,067,766
40,142,464
Total Corporate Bonds (Cost $1,624,103,739) ...................................
1,560,371,133
U.S. Government and Agency Securities 11.4%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 13,622,461
3%, 8/15/52 ........................................ United States 40,000,000 34,025,000
3.625%, 5/15/53 ..................................... United States 42,500,000 40,853,125
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 60,000,000 59,286,328
4.5%, 11/30/24 ...................................... United States 25,000,000 24,738,281
2.875%, 5/15/32 ..................................... United States 130,000,000 120,557,227
2.75%, 8/15/32 ..................................... United States 75,000,000 68,770,019
Total U.S. Government and Agency Securities (Cost $370,273,066) ................
361,852,441

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 7,186,833 $ 7,134,007
2023-1, A, 5.8%, 1/15/36 .............................. United States 6,300,000 6,424,078
13,558,085
a a a a a a
Total Asset-Backed Securities (Cost $13,486,833) ...............................
13,558,085
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,514,044 1,447,093
Total Mortgage-Backed Securities (Cost $1,603,941) .............................
1,447,093
Total Long Term Investments (Cost $3,088,976,695) .............................
3,118,969,319
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.8%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 26,546,980 26,546,980
Total Money Market Funds (Cost $26,546,980) ..................................
26,546,980
a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 6,680,000 6,680,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $6,680,000) ............................................................
6,680,000
Total Short Term Investments (Cost $33,226,980 ) ................................
33,226,980
a
Total Investments (Cost $3,122,203,675) 99.2% ..................................
$3,152,196,299
Other Assets, less Liabilities 0.8% .............................................
25,331,211
Net Assets 100.0% ...........................................................
$3,177,527,510
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $1,158,060,645, representing 36.4% of net assets.
d
A portion or all of the security is on loan at June 30, 2023. See Note 1(e).
e
Perpetual security with no stated maturity date.
f
See Note 7 regarding credit risk and defaulted securities.
g
See Note 3(e) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(e) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1,250 $ 140,332,031 9/20/23 $ (1,519,905)
U.S. Treasury Ultra Bonds ...................... Long 155 21,113,906 9/20/23 286,701
Total Futures Contracts ...................................................................... $(1,233,204)
*
As of period end.
See Note 8 regarding other derivative information.
See Abbreviations on page 31 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,088,976,695
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 33,226,980
Value - Unaffiliated issuers (Includes securities loaned of $6,349,448) .................................. $3,118,969,319
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 33,226,980
Receivables:
Capital shares sold ........................................................................ 3,823,589
Dividends and interest ..................................................................... 27,860,706
European Union tax reclaims (Note 1 f ) ......................................................... 1,772,942
Deposits with brokers for:
Futures contracts ........................................................................ 3,632,500
Variation margin on futures contracts ........................................................... 369,538
Total assets .......................................................................... 3,189,655,574
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,750,000
Capital shares redeemed ................................................................... 1,303,844
Management fees ......................................................................... 1,164,631
Distribution fees .......................................................................... 611,848
Trustees' fees and expenses ................................................................. 4,374
Funds advanced by custodian ................................................................. 403,241
Payable upon return of securities loaned (Note 1 e ) .................................................. 6,680,000
Accrued expenses and other liabilities ........................................................... 210,126
Total liabilities ......................................................................... 12,128,064
Net assets, at value ................................................................. $3,177,527,510
Net assets consist of:
Paid-in capital ............................................................................. $3,054,055,728
Total distributable earnings (losses) ............................................................. 123,471,782
Net assets, at value ................................................................. $3,177,527,510
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $277,281,105
Shares outstanding ........................................................................ 19,532,746
Net asset value and maximum offering price per share ............................................. $14.20
Class 2:
Net assets, at value ....................................................................... $2,561,880,896
Shares outstanding ........................................................................ 189,298,134
Net asset value and maximum offering price per share ............................................. $13.53
Class 4:
Net assets, at value ....................................................................... $338,365,509
Shares outstanding ........................................................................ 24,187,305
Net asset value and maximum offering price per share ............................................. $13.99

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $117,233)
Unaffiliated issuers ........................................................................ $13,862,989
Non-controlled affiliates (Note 3 e ) ............................................................. 1,395,339
Interest:
Unaffiliated issuers ........................................................................ 58,206,197
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (36,477)
Non-controlled affiliates (Note 3 e ) ............................................................. 189,767
Other income (Note 1 f ) ....................................................................... 23,479
Total investment income ................................................................... 73,641,294
Expenses:
Management fees (Note 3 a ) ................................................................... 7,192,501
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,210,756
    Class 4 ................................................................................ 580,274
Custodian fees (Note 4 ) ...................................................................... 11,835
Reports to shareholders fees .................................................................. 9,981
Professional fees ........................................................................... 38,470
Trustees' fees and expenses .................................................................. 23,029
Interest expense ........................................................................... 8,971
Other .................................................................................... 57,593
Total expenses ......................................................................... 11,133,410
Expense reductions (Note 4 ) ............................................................... (3,571)
Expenses waived/paid by affiliates (Note 3e) ................................................... (125,623)
Net expenses ......................................................................... 11,004,216
Net investment income ................................................................ 62,637,078
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 49,685,927
Written options ........................................................................... 513,433
Foreign currency transactions ................................................................ 21,999
Futures contracts ......................................................................... (458,781)
Net realized gain (loss) .................................................................. 49,762,578
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,130,090)
Translation of other assets and liabilities denominated in foreign currencies .............................. 36,631
Futures contracts ......................................................................... (971,756)
Net change in unrealized appreciation (depreciation) ............................................ (5,065,215)
Net realized and unrealized gain (loss) ............................................................ 44,697,363
Net increase (decrease) in net assets resulting from operations .......................................... $107,334,441

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Income VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $62,637,078 $118,081,375
Net realized gain (loss) ................................................. 49,762,578 239,032,131
Net change in unrealized appreciation (depreciation) ........................... (5,065,215) (551,797,026)
Net increase (decrease) in net assets resulting from operations ................ 107,334,441 (194,683,520)
Distributions to shareholders:
Class 1 ............................................................. (30,336,593) (15,259,288)
Class 2 ............................................................. (289,624,489) (187,850,088)
Class 4 ............................................................. (36,680,873) (21,816,089)
Total distributions to shareholders .......................................... (356,641,955) (224,925,465)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 79,478,688 4,063,250
Class 2 ............................................................. 217,886,275 (129,750,272)
Class 4 ............................................................. 38,610,990 32,673,363
Total capital share transactions ............................................ 335,975,953 (93,013,659)
Net increase (decrease) in net assets ................................... 86,668,439 (512,622,644)
Net assets:
Beginning of period ..................................................... 3,090,859,071 3,603,481,715
End of period .......................................................... $3,177,527,510 $3,090,859,071

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Income VIP Fund
(continued)
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to equity price/equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2023, the Fund had no options.
See Note 8 regarding other derivative information.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 3,609,909 $57,325,639 948,516 $15,139,114
Shares issued in reinvestment of distributions .......... 2,131,876 30,336,593 1,008,545 15,259,288
Shares redeemed ............................... (522,325) (8,183,544) (1,594,689) (26,335,152)
Net increase (decrease) .......................... 5,219,460 $79,478,688 362,372 $4,063,250
Class 2 Shares:
Shares sold ................................... 8,446,216 $127,440,989 15,467,143 $244,219,618
Shares issued in reinvestment of distributions .......... 21,342,998 289,624,489 12,955,179 187,850,088
Shares redeemed ............................... (13,306,068) (199,179,203) (36,169,026) (561,819,978)
Net increase (decrease) .......................... 16,483,146 $217,886,275 (7,746,704) $(129,750,272)
Class 4 Shares:
Shares sold ................................... 1,507,024 $23,242,993 4,620,551 $74,558,532
Shares issued in reinvestment of distributions .......... 2,614,460 36,680,873 1,461,225 21,816,089
Shares redeemed ............................... (1,379,672) (21,312,876) (3,991,594) (63,701,258)
Net increase (decrease) .......................... 2,741,812 $38,610,990 2,090,182 $32,673,363
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 46,402,687 $ 367,609,684 $ (387,465,391) $ — $ — $ 26,546,980 26,546,980 $ 1,395,339
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $11,170,000 $37,369,000 $(41,859,000) $— $— $6,680,000 6,680,000 $189,767
Total Affiliated Securities ... $57,572,687 $404,978,684 $(429,324,391) $— $— $33,226,980 $1,585,106
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$685,786,640 and $617,471,975, respectively.
At June 30, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received $6,680,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At June 30, 2023, the Fund had 25.7% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2023, the aggregate value of these securities was $9,545,702, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Cost of investments .......................................................................... $3,129,262,360
Unrealized appreciation ........................................................................ $204,272,780
Unrealized depreciation ........................................................................ (182,572,045)
Net unrealized appreciation (depreciation) .......................................................... $21,700,735

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Income VIP Fund
(continued)
8. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of futures contracts and options represented
$131,644,754 and $75,000, respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 286,701
a
Variation margin on futures
contracts
$ 1,519,905
a
Total .................... $286,701 $1,519,905
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(458,781) Futures contracts $(971,756)
Equity Contracts ..............
Written options 513,433 Written options —
Total ....................... $54,652 $(971,756)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 761,077,063 $ — $ — $ 761,077,063
Equity-Linked Securities ................... — 406,398,548 — 406,398,548
Convertible Preferred Stocks :
Electric Utilities ........................ 11,286,706 — — 11,286,706
Financial Services ...................... — 2,978,250 — 2,978,250
Corporate Bonds ........................ — 1,560,371,133 — 1,560,371,133
U.S. Government and Agency Securities ....... — 361,852,441 — 361,852,441
Asset-Backed Securities ................... — 13,558,085 — 13,558,085
Mortgage-Backed Securities ................ — 1,447,093 — 1,447,093
Short Term Investments ................... 33,226,980 — — 33,226,980
Total Investments in Securities ........... $805,590,749 $2,346,605,550 $— $3,152,196,299
Other Financial Instruments:
Futures contracts ........................ $ 286,701 $ — $ — $ 286,701
Total Other Financial Instruments ......... $286,701 $— $— $286,701
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 1,519,905 $ — $ — $ 1,519,905
Total Other Financial Instruments ......... $1,519,905 $— $— $1,519,905
Selected Portfolio
ADR
American Depositary Receipt
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust

VIP SA1 07/23
Franklin Income VIP Fund

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Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Income VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

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Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all flexible portfolio funds underlying VIPs. The
Board noted that the Fund’s annualized income return and
annualized total return for the one-, three-, five- and 10-year periods were above the medians and in the first quintile
(best) of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
11 other flexible portfolio funds underlying VIPs. The Board noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its respective
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to each of the fund during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s

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Semiannual Report
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund are inherently limited in light of the
joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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Shareholder Information

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Semiannual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

769 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Income VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Large Cap
Growth VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

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Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 11
Notes to Financial Statements 14
Statement of Additional Information 21
Shareholder Information 22

2
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Semiannual Report
Franklin Large Cap Growth VIP Fund
This semiannual report for Franklin Large Cap Growth VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of large-capitalization companies. For
this Fund, large-capitalization companies are those with
market capitalization values within those of the top 50%
of companies in the Russell 1000
®
Index at the time of
purchase.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), posted a +16.89% total return.
1
The Fund’s new
secondary benchmark Russell 1000
®
Growth Index, posted a
+29.02% cumulative total return for the same period.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Portfolio Composition
6/30/23
% of Total
Net Assets
Software 23.6%
Semiconductors & Semiconductor Equipment 9.2%
Interactive Media & Services 7.5%
Technology Hardware, Storage & Peripherals 7.0%
Broadline Retail 6.4%
Financial Services 6.2%
Life Sciences Tools & Services 4.0%
Capital Markets 3.7%
Pharmaceuticals 3.7%
Health Care Equipment & Supplies 2.9%
Beverages 2.6%
Health Care Providers & Services 2.3%
Professional Services 2.2%
Ground Transportation 2.1%
Other
*
15.9%
Short-Term Investments & Other Net Assets 0.7%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Apple, Inc. 7.0%
Technology Hardware, Storage & Peripherals,
United States
Microsoft Corp. 7.0%
Software, United States
Amazon.com, Inc. 6.3%
Broadline Retail, United States
Mastercard, Inc. 5.0%
Financial Services, United States
NVIDIA Corp. 4.7%
Semiconductors & Semiconductor Equipment,
United States
Alphabet, Inc. 3.8%
Interactive Media & Services, United States
Meta Platforms, Inc. 3.7%
Interactive Media & Services, United States
ServiceNow, Inc. 3.6%
Software, United States
Adobe, Inc. 2.2%
Software, United States
Eli Lilly & Co. 2.1%
Pharmaceuticals, United States
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Russell 1000
®
Growth Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
higher price-to-book ratios and higher forecasted growth rates.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Large Cap Growth VIP Fund
3
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Semiannual Report
Thank you for your participation in Franklin Large Cap
Growth VIP Fund. We look forward to serving your future
investment needs.

Performance Summary as of June 30, 2023
~
1
Franklin Large Cap Growth VIP Fund
4
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Semiannual Report
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Large-capitalization companies may fall out of favor with investors based on market and economic conditions. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +26.57%
2 +26.46%

Your Fund’s Expenses
Franklin Large Cap Growth VIP Fund
5
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,265.70 $4.71 $1,020.64 $4.20 0.84%
2 $1,000 $1,264.60 $6.11 $1,019.40 $5.45 1.09%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.39 $30.30 $29.78 $22.73 $19.19 $20.93
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.04) (0.10) (0.09) (0.06) (0.04)
Net realized and unrealized gains (losses) 3.83 (10.79) 4.39 9.54 6.51 0.03
Total from investment operations ........ 3.82 (10.83) 4.29 9.45 6.45 (0.01)
Less distributions from:
Net realized gains ................. (0.48) (5.08) (3.77) (2.40) (2.91) (1.73)
Net asset value, end of period .......... $17.73 $14.39 $30.30 $29.78 $22.73 $19.19
Total return
c
....................... 26.57% (36.36)% 15.56% 44.98% 34.98% (1.24)%
Ratios to average net assets
d
Expenses
e
........................ 0.84%
f
0.82%
f
0.84%
f
0.84%
f
0.84%
f
0.85%
Net investment (loss) ................ (0.09)% (0.21)% (0.32)% (0.36)% (0.25)% (0.17)%
Supplemental data
Net assets, end of period (000’s) ........ $4,199 $3,353 $5,387 $4,606 $1,350 $1,040
Portfolio turnover rate ................ 13.59% 14.74% 14.98% 14.90% 17.01% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.47 $28.93 $28.65 $22.00 $18.70 $20.48
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.08) (0.16) (0.14) (0.11) (0.09)
Net realized and unrealized gains (losses) 3.59 (10.30) 4.21 9.19 6.32 0.04
Total from investment operations ........ 3.56 (10.38) 4.05 9.05 6.21 (0.05)
Less distributions from:
Net realized gains ................. (0.48) (5.08) (3.77) (2.40) (2.91) (1.73)
Net asset value, end of period .......... $16.55 $13.47 $28.93 $28.65 $22.00 $18.70
Total return
c
....................... 26.46% (36.54)% 15.28% 44.63% 34.58% (1.47)%
Ratios to average net assets
d
Expenses
e
........................ 1.09%
f
1.07%
f
1.09%
f
1.09%
f
1.09%
f
1.10%
Net investment (loss) ................ (0.34)% (0.46)% (0.57)% (0.58)% (0.50)% (0.42)%
Supplemental data
Net assets, end of period (000’s) ........ $87,782 $75,005 $128,584 $131,001 $114,170 $100,435
Portfolio turnover rate ................ 13.59% 14.74% 14.98% 14.90% 17.01% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Aerospace & Defense 0.9%
a
Axon Enterprise, Inc. ................................... United States 4,431 $ 864,577
Automobiles 0.8%
a
Tesla, Inc. ........................................... United States 2,932 767,510
Beverages 2.6%
Constellation Brands, Inc., A ............................. United States 1,809 445,249
a
Monster Beverage Corp. ................................ United States 33,012 1,896,209
2,341,458
Broadline Retail 6.4%
a
Amazon.com, Inc. ..................................... United States 44,752 5,833,871
Capital Markets 3.7%
Ares Management Corp., A .............................. United States 5,512 531,081
MSCI, Inc., A ......................................... United States 2,161 1,014,136
S&P Global, Inc. ...................................... United States 4,619 1,851,711
3,396,928
Chemicals 1.8%
Linde plc ............................................ United States 4,289 1,634,452
Commercial Services & Supplies 1.3%
Republic Services, Inc., A ............................... United States 7,701 1,179,562
Electric Utilities 1.0%
NextEra Energy, Inc. ................................... United States 12,052 894,258
Entertainment 1.3%
a
Netflix, Inc. .......................................... United States 2,754 1,213,109
Financial Services 6.2%
Mastercard, Inc., A .................................... United States 11,609 4,565,820
Visa, Inc., A .......................................... United States 4,900 1,163,652
5,729,472
Food Products 1.0%
a
Freshpet, Inc. ........................................ United States 3,467 228,163
Lamb Weston Holdings, Inc. ............................. United States 5,789 665,446
893,609
Ground Transportation 2.1%
a
Uber Technologies, Inc. ................................. United States 29,477 1,272,522
Union Pacific Corp. .................................... United States 3,401 695,913
1,968,435
Health Care Equipment & Supplies 2.9%
a
Figs, Inc., A .......................................... United States 23,811 196,917
a
IDEXX Laboratories, Inc. ................................ United States 1,757 882,418
a
Intuitive Surgical, Inc. .................................. United States 4,538 1,551,724
2,631,059
Health Care Providers & Services 2.3%
a
Guardant Health, Inc. .................................. United States 6,088 217,950
UnitedHealth Group, Inc. ................................ United States 3,898 1,873,535
2,091,485
Health Care Technology 0.5%
a
Veeva Systems, Inc., A ................................. United States 2,446 483,648
Hotels, Restaurants & Leisure 2.1%
a
Chipotle Mexican Grill, Inc., A ............................ United States 894 1,912,266

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.9%
Honeywell International, Inc. ............................. United States 4,100 $ 850,750
Interactive Media & Services 7.5%
a
Alphabet, Inc., A ...................................... United States 29,363 3,514,751
a
Meta Platforms, Inc., A ................................. United States 11,919 3,420,515
6,935,266
IT Services 1.0%
a
MongoDB, Inc., A ..................................... United States 1,614 663,338
a
Snowflake, Inc., A ..................................... United States 1,586 279,104
942,442
Life Sciences Tools & Services 4.0%
Danaher Corp. ....................................... United States 6,654 1,596,960
Thermo Fisher Scientific, Inc. ............................ United States 1,966 1,025,760
West Pharmaceutical Services, Inc. ........................ United States 2,851 1,090,422
3,713,142
Machinery 0.1%
a
Proterra, Inc. ......................................... United States 47,147 56,576
Pharmaceuticals 3.7%
AstraZeneca plc, ADR .................................. United Kingdom 19,783 1,415,869
Eli Lilly & Co. ........................................ United States 4,130 1,936,888
3,352,757
Professional Services 2.2%
a
CoStar Group, Inc. .................................... United States 13,955 1,241,995
Paycom Software, Inc. ................................. United States 1,021 327,986
TransUnion .......................................... United States 6,149 481,651
2,051,632
Semiconductors & Semiconductor Equipment 9.2%
Analog Devices, Inc. ................................... United States 6,010 1,170,808
ASML Holding NV, ADR ................................ Netherlands 990 717,503
a
GLOBALFOUNDRIES, Inc. .............................. United States 5,711 368,816
Monolithic Power Systems, Inc. ........................... United States 3,483 1,881,621
NVIDIA Corp. ........................................ United States 10,192 4,311,420
8,450,168
Software 23.6%
a
Adobe, Inc. .......................................... United States 4,052 1,981,387
a
Atlassian Corp., A ..................................... United States 3,152 528,937
a
BILL Holdings, Inc. .................................... United States 3,802 444,264
a
Confluent, Inc., A ...................................... United States 9,683 341,907
a
Crowdstrike Holdings, Inc., A ............................. United States 4,837 710,410
a
Datadog, Inc., A ...................................... United States 2,439 239,949
a
HubSpot, Inc. ........................................ United States 899 478,349
Intuit, Inc. ........................................... United States 3,248 1,488,201
Microsoft Corp. ....................................... United States 18,902 6,436,887
a
Monday.com Ltd. ...................................... United States 811 138,859
Oracle Corp. ......................................... United States 10,797 1,285,815
Roper Technologies, Inc. ................................ United States 2,675 1,286,140
a
Salesforce, Inc. ....................................... United States 4,156 877,997
a
ServiceNow, Inc. ...................................... United States 5,960 3,349,341
a
Synopsys, Inc. ....................................... United States 3,180 1,384,604
a
Workday, Inc., A ...................................... United States 3,409 770,059
21,743,106

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
See Abbreviations on page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 1.5%
SBA Communications Corp., A ........................... United States 5,893 $ 1,365,762
Specialty Retail 0.7%
a
AutoZone, Inc. ....................................... United States 242 603,393
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. .......................................... United States 33,219 6,443,489
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., B ......................................... United States 8,635 953,045
Total Common Stocks (Cost $37,098,209) ......................................
91,297,227
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.1%
b
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value
$1,032,242)
BNP Paribas Securities Corp. (Maturity Value $399,178)
Deutsche Bank Securities, Inc. (Maturity Value $233,896)
HSBC Securities (USA), Inc. (Maturity Value $399,168)
Collateralized by U.S. Government Agency Securities, 0.63% -
7.5%, 6/15/24 - 11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%,
5/31/24 - 4/30/25 (valued at $1,052,401) .................. 1,031,813 1,031,813
Total Repurchase Agreements (Cost $1,031,813) ................................
1,031,813
Total Short Term Investments (Cost $1,031,813 ) .................................
1,031,813
a
Total Investments (Cost $38,130,022) 100.4% ...................................
$92,329,040
Other Assets, less Liabilities (0.4)% ...........................................
(347,440)
Net Assets 100.0% ...........................................................
$91,981,600
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $37,098,209
Cost - Unaffiliated repurchase agreements ...................................................... 1,031,813
Value - Unaffiliated issuers .................................................................. $91,297,227
Value - Unaffiliated repurchase agreements ...................................................... 1,031,813
Receivables:
Investment securities sold ................................................................... 301,161
Capital shares sold ........................................................................ 27,382
Dividends and interest ..................................................................... 13,131
Total assets .......................................................................... 92,670,714
Liabilities:
Payables:
Capital shares redeemed ................................................................... 575,523
Management fees ......................................................................... 55,529
Distribution fees .......................................................................... 17,687
Trustees' fees and expenses ................................................................. 1,204
Accrued expenses and other liabilities ........................................................... 39,171
Total liabilities ......................................................................... 689,114
Net assets, at value ................................................................. $91,981,600
Net assets consist of:
Paid-in capital ............................................................................. $33,950,922
Total distributable earnings (losses) ............................................................. 58,030,678
Net assets, at value ................................................................. $91,981,600
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,199,438
Shares outstanding ........................................................................ 236,820
Net asset value and maximum offering price per share ............................................. $17.73
Class 2:
Net assets, at value ....................................................................... $87,782,162
Shares outstanding ........................................................................ 5,303,248
Net asset value and maximum offering price per share ............................................. $16.55

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $173)
Unaffiliated issuers ........................................................................ $262,679
Interest:
Unaffiliated issuers ........................................................................ 46,123
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,136
Non-controlled affiliates (Note 3 e ) ............................................................. 7,948
Total investment income ................................................................... 317,886
Expenses:
Management fees (Note 3 a ) ................................................................... 317,423
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 101,186
Custodian fees (Note 4 ) ...................................................................... 108
Reports to shareholders fees .................................................................. 4,824
Professional fees ........................................................................... 27,568
Trustees' fees and expenses .................................................................. 1,040
Other .................................................................................... 4,594
Total expenses ......................................................................... 456,743
Expense reductions (Note 4 ) ............................................................... (2)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (620)
Net expenses ......................................................................... 456,121
Net investment income (loss) ............................................................ (138,235)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,982,112
Foreign currency transactions ................................................................ (12)
Net realized gain (loss) .................................................................. 3,982,100
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,318,903
Net realized and unrealized gain (loss) ............................................................ 20,301,003
Net increase (decrease) in net assets resulting from operations .......................................... $20,162,768

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin Large Cap Growth VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(138,235) $(427,870)
Net realized gain (loss) ................................................. 3,982,100 2,616,508
Net change in unrealized appreciation (depreciation) ........................... 16,318,903 (49,564,188)
Net increase (decrease) in net assets resulting from operations ................ 20,162,768 (47,375,550)
Distributions to shareholders:
Class 1 ............................................................. (111,829) (901,917)
Class 2 ............................................................. (2,512,617) (21,324,131)
Total distributions to shareholders .......................................... (2,624,446) (22,226,048)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 68,667 822,220
Class 2 ............................................................. (3,983,584) 13,166,213
Total capital share transactions ............................................ (3,914,917) 13,988,433
Net increase (decrease) in net assets ................................... 13,623,405 (55,613,165)
Net assets:
Beginning of period ..................................................... 78,358,195 133,971,360
End of period .......................................................... $91,981,600 $78,358,195

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Large Cap Growth VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2023,
69.8% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2023.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2023, the
Fund had no securities on loan.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2023, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Large Cap Growth VIP Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 6,340 111,829 60,329 901,917
Shares redeemed ............................... (2,519) (43,162) (5,112) (79,697)
Net increase (decrease) .......................... 3,821 $68,667 55,217 $822,220
Class 2 Shares:
Shares sold ................................... 186,827 $2,591,607 580,723 $10,496,675
Shares issued in reinvestment of distributions .......... 152,557 2,512,617 1,520,979 21,324,131
Shares redeemed ............................... (602,814) (9,087,808) (980,328) (18,654,593)
Net increase (decrease) .......................... (263,430) $(3,983,584) 1,121,374 $13,166,213
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Large Cap Growth VIP Fund
(continued)
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.750% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $578,000 $3,480,000 $(4,058,000) $— $— $— — $7,948
Total Affiliated Securities ... $578,000 $3,480,000 $(4,058,000) $— $— $— $7,948
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Franklin Large Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$11,336,148 and $16,154,563, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $38,142,155
Unrealized appreciation ........................................................................ $56,314,811
Unrealized depreciation ........................................................................ (2,127,926)
Net unrealized appreciation (depreciation) .......................................................... $54,186,885

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Franklin Large Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 91,297,227 $ — $ — $ 91,297,227
Short Term Investments ................... — 1,031,813 — 1,031,813
Total Investments in Securities ........... $91,297,227 $1,031,813 $— $92,329,040
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

VIP SA1 07/23
Franklin Large Cap Growth VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Large Cap Growth VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all large-cap growth funds underlying VIPs. The Board
noted that the Fund’s annualized total return for the one-,
three-, five and 10-year periods was below the median of its respective Performance Universe. The Board discussed the
Fund’s performance with management and management
explained that the Fund has historically maintained a higher growth bias relative to its Performance Universe, noting
that a significant portion of the Fund’s underperformance
occurred in late 2021 and 2022 as high inflation and rising
interest rates weighed on the performance of growth equities relative to blend or value oriented equities. Management
further explained that during the one-year period, stock
selection in the technology, health care and consumer
sectors negatively impacted the Fund’s performance. The
Board noted management’s representation that the Fund
had recently shown signs of modest improvement as it
had outperformed its benchmark, the S&P 500 Index,
year to date in 2023. Management then discussed with
the Board the actions that are being taken in an effort to
improve the performance of the Fund, including the portfolio management team’s continued focus on investing in high-
quality growth companies and refocus on research efforts
in light of the current macroeconomic environment. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period,
and management’s efforts should continue to be closely
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 12
other large-cap growth funds underlying VIPs. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were above the medians of its respective
Expense Group. The Board further noted that the Fund’s
actual total expense ratio was approximately three basis
points higher than the median of its Expense Group. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its

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Shareholder Information
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Semiannual Report
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund are inherently limited in light of the
joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
recognized that there would not likely be any economies
of scale for the Fund until the Fund’s assets grow. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide

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Semiannual Report
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

721 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Large Cap Growth VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Mutual
Global Discovery VIP
Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 14
Notes to Financial Statements 17
Statement of Additional Information 30
Shareholder Information 31

2
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Semiannual Report
Franklin Mutual Global Discovery VIP Fund
This semiannual report for Franklin Mutual Global Discovery
VIP Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest substantially and potentially up to
100% of its assets in foreign securities, which may include
sovereign debt and participations in foreign government
debt.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the MSCI World Value Index-NR (USD)
posted a +3.98% total return for the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Geographic Composition
6/30/23
% of Total
Net Assets
United States 54.2%
Germany 8.1%
France 7.3%
Japan 6.6%
United Kingdom 5.6%
Netherlands 3.8%
Switzerland 2.7%
Israel 2.4%
Ireland 2.1%
South Korea 1.9%
Singapore 1.7%
Australia 1.5%
Other* 0.0%
Short-Term Investments & Other Net Assets 2.1%
*
Rounds to less than 0.1%.
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Pharmaceuticals 7.9%
Health Care Providers & Services 7.3%
Oil, Gas & Consumable Fuels 5.9%
Banks 5.7%
Financial Services 5.5%
Insurance 5.4%
Food Products 3.7%
Entertainment 3.6%
Trading Companies & Distributors 3.3%
Semiconductors & Semiconductor Equipment 2.7%
1. Source: Morningstar. The MSCI World Value Index-NR (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Mutual Global Discovery VIP Fund
3
franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual Global
Discovery VIP Fund. We look forward to serving your future
investment needs.
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Novartis AG 2.7%
Pharmaceuticals, Switzerland
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Medtronic plc 2.2%
Health Care Equipment & Supplies, United
States
Capital One Financial Corp. 2.2%
Consumer Finance, United States
Covestro AG 2.2%
Chemicals, Germany
JPMorgan Chase & Co. 2.1%
Banks, United States
Charter Communications, Inc. 2.1%
Media, United States
BP plc 2.1%
Oil, Gas & Consumable Fuels, United Kingdom
AerCap Holdings NV 2.1%
Trading Companies & Distributors, Ireland
CVS Health Corp. 2.0%
Health Care Providers & Services, United States

Performance Summary as of June 30, 2023
~
1
Franklin Mutual Global Discovery VIP Fund
4
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Semiannual Report
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +11.06%
2 +10.96%
4 +10.87%

Your Fund’s Expenses
Franklin Mutual Global Discovery VIP Fund
5
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,110.60 $4.76 $1,020.29 $4.55 0.91%
2 $1,000 $1,109.60 $6.06 $1,019.05 $5.80 1.16%
4 $1,000 $1,108.70 $6.58 $1,018.55 $6.30 1.26%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.28 $20.32 $17.50 $19.17 $17.47 $20.38
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.39 0.25 0.57
c
0.43 0.36
Net realized and unrealized gains (losses) 1.69 (1.53) 3.14 (1.52) 3.64 (2.50)
Total from investment operations ........ 1.90 (1.14) 3.39 (0.95) 4.07 (2.14)
Less distributions from:
Net investment income .............. — (0.32) (0.57) (0.42) (0.37) (0.52)
Net realized gains ................. — (1.58) — (0.30) (2.00) (0.25)
Total distributions ................... — (1.90) (0.57) (0.72) (2.37) (0.77)
Net asset value, end of period .......... $19.18 $17.28 $20.32 $17.50 $19.17 $17.47
Total return
d
....................... 11.06% (4.52)% 19.43% (4.22)% 24.71% (11.01)%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.91% 0.89% 0.98% 0.97% 0.94% 0.96%
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.01% 0.02% 0.01%
Net investment income ............... 2.33% 2.05% 1.29% 3.57%
c
2.22% 1.81%
Supplemental data
Net assets, end of period (000’s) ........ $4,218 $3,851 $4,166 $3,788 $3,878 $3,282
Portfolio turnover rate ................ 19.04% 55.49% 41.58% 34.79% 21.82% 29.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.62 $19.61 $16.91 $18.54 $16.96 $19.80
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.33 0.20 0.51
c
0.37 0.30
Net realized and unrealized gains (losses) 1.63 (1.48) 3.02 (1.47) 3.53 (2.42)
Total from investment operations ........ 1.81 (1.15) 3.22 (0.96) 3.90 (2.12)
Less distributions from:
Net investment income .............. — (0.26) (0.52) (0.37) (0.32) (0.47)
Net realized gains ................. — (1.58) — (0.30) (2.00) (0.25)
Total distributions ................... — (1.84) (0.52) (0.67) (2.32) (0.72)
Net asset value, end of period .......... $18.43 $16.62 $19.61 $16.91 $18.54 $16.96
Total return
d
....................... 10.96% (4.75)% 19.13% (4.46)% 24.37% (11.22)%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.16% 1.14% 1.22% 1.22% 1.19% 1.21%
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.01% 0.02% 0.01%
Net investment income ............... 2.06% 1.80% 1.05% 3.33%
c
1.97% 1.56%
Supplemental data
Net assets, end of period (000’s) ........ $409,876 $398,802 $477,214 $467,653 $539,759 $500,607
Portfolio turnover rate ................ 19.04% 55.49% 41.58% 34.79% 21.82% 29.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.12 $20.12 $17.34 $18.98 $17.30 $20.17
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.32 0.19 0.51
c
0.36 0.29
Net realized and unrealized gains (losses) 1.68 (1.51) 3.09 (1.50) 3.61 (2.47)
Total from investment operations ........ 1.86 (1.19) 3.28 (0.99) 3.97 (2.18)
Less distributions from:
Net investment income .............. — (0.23) (0.50) (0.35) (0.29) (0.44)
Net realized gains ................. — (1.58) — (0.30) (2.00) (0.25)
Total distributions ................... — (1.81) (0.50) (0.65) (2.29) (0.69)
Net asset value, end of period .......... $18.98 $17.12 $20.12 $17.34 $18.98 $17.30
Total return
d
....................... 10.87% (4.85)% 18.98% (4.54)% 24.28% (11.31)%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.26% 1.25% 1.32% 1.32% 1.29% 1.31%
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.01% 0.02% 0.01%
Net investment income ............... 1.97% 1.71% 0.95% 3.22%
c
1.87% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $20,734 $20,123 $25,930 $26,688 $30,865 $30,094
Portfolio turnover rate ................ 19.04% 55.49% 41.58% 34.79% 21.82% 29.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e ).
i
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 1.6%
Airbus SE ........................................... France 49,312 $ 7,130,268
Automobile Components 1.9%
Denso Corp. ......................................... Japan 125,289 8,452,182
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 13,525
8,465,707
Automobiles 2.0%
General Motors Co. .................................... United States 228,446 8,808,878
Banks 5.7%
BNP Paribas SA ...................................... France 123,008 7,763,249
DBS Group Holdings Ltd. ............................... Singapore 323,103 7,545,633
JPMorgan Chase & Co. ................................. United States 63,618 9,252,602
24,561,484
Biotechnology 0.8%
b
Horizon Therapeutics plc ................................ United States 32,041 3,295,417
Building Products 1.8%
Johnson Controls International plc ......................... United States 112,657 7,676,448
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 10,110 6,987,425
Chemicals 2.2%
b,d
Covestro AG, 144A, Reg S .............................. Germany 181,329 9,435,900
Consumer Finance 2.2%
Capital One Financial Corp. ............................. United States 87,261 9,543,736
Consumer Staples Distribution & Retail 1.2%
Seven & i Holdings Co. Ltd. .............................. Japan 119,833 5,177,762
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 525,641 11,469,758
Electrical Equipment 1.7%
Mitsubishi Electric Corp. ................................ Japan 516,525 7,303,047
Energy Equipment & Services 1.9%
Schlumberger NV ..................................... United States 170,839 8,391,612
Entertainment 3.6%
b
Activision Blizzard, Inc. ................................. United States 101,049 8,518,431
b
Walt Disney Co. (The) .................................. United States 78,237 6,984,999
15,503,430
Financial Services 5.5%
b
Fiserv, Inc. .......................................... United States 66,605 8,402,220
Global Payments, Inc. .................................. United States 74,017 7,292,155
Voya Financial, Inc. .................................... United States 112,504 8,067,662
23,762,037
Food Products 3.7%
Danone SA .......................................... France 136,389 8,359,154
Kraft Heinz Co. (The) .................................. United States 221,100 7,849,050
16,208,204
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 110,864 9,767,118

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 7.3%
CVS Health Corp. ..................................... United States 128,894 $ 8,910,442
Elevance Health, Inc. .................................. United States 18,759 8,334,436
Fresenius SE & Co. KGaA ............................... Germany 289,401 8,027,783
Humana, Inc. ........................................ United States 14,306 6,396,642
31,669,303
Household Durables 1.4%
DR Horton, Inc. ....................................... United States 51,359 6,249,877
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 89,504 6,726,303
Industrial Conglomerates 1.5%
Siemens AG ......................................... Germany 38,995 6,501,095
Insurance 5.4%
Everest Re Group Ltd. ................................. United States 22,755 7,779,024
NN Group NV ........................................ Netherlands 227,742 8,431,249
Willis Towers Watson plc ................................ United States 31,286 7,367,853
23,578,126
Interactive Media & Services 1.5%
b
Meta Platforms, Inc., A ................................. United States 22,312 6,403,098
IT Services 1.9%
Capgemini SE ........................................ France 44,391 8,405,875
Machinery 1.7%
Parker-Hannifin Corp. .................................. United States 18,526 7,225,881
Media 2.1%
b
Charter Communications, Inc., A .......................... United States 25,142 9,236,417
Metals & Mining 1.5%
Rio Tinto plc ......................................... Australia 101,801 6,469,424
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United Kingdom 1,583,771 9,221,313
Shell plc ............................................ Netherlands 275,732 8,225,550
Williams Cos., Inc. (The) ................................ United States 252,917 8,252,682
25,699,545
Personal Care Products 1.9%
Haleon plc .......................................... United States 2,011,150 8,254,704
Pharmaceuticals 7.5%
Eli Lilly & Co. ........................................ United States 13,980 6,556,340
GSK plc ............................................ United States 475,771 8,431,881
Merck & Co., Inc. ..................................... United States 53,243 6,143,710
Novartis AG, ADR ..................................... Switzerland 114,942 11,598,797
32,730,728
Real Estate Management & Development 1.9%
b
CBRE Group, Inc., A ................................... United States 99,902 8,063,090
Semiconductors & Semiconductor Equipment 2.7%
b
Renesas Electronics Corp. .............................. Japan 408,635 7,712,957
b
Tower Semiconductor Ltd. ............................... Israel 104,822 3,932,922
11,645,879

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.5%
b
Check Point Software Technologies Ltd. .................... Israel 52,616 $ 6,609,622
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. ............................ South Korea 152,438 8,394,246
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 246,939 8,204,658
Trading Companies & Distributors 3.3%
b
AerCap Holdings NV ................................... Ireland 142,164 9,030,257
Ferguson plc ......................................... United States 33,247 5,230,086
14,260,343
Total Common Stocks (Cost $332,439,302) .....................................
419,816,445
Principal
Amount
*
Corporate Bonds 0.5%
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,440,034
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 430,188
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 56,780
1,927,002
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 402,000 326,760
Total Corporate Bonds (Cost $2,913,548) .......................................
2,253,762
e
Senior Floating Rate Interests 0.9%
Commercial Services & Supplies 0.5%
f,g
Neptune BidCo US, Inc. , First Lien, CME Term Loan, A , 9.754% ,
( 3-month SOFR + 4.75% ), 10/11/28 ...................... United States 2,392,700 2,083,144
Professional Services 0.4%
f,g
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.75% , ( 1-month USD
LIBOR + 3.5% ), 6/02/28 ............................... United States 1,759,795 1,593,055
Total Senior Floating Rate Interests (Cost $3,649,236) ...........................
3,676,199
Shares
a
Companies in Liquidation 0.0%
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $339,002,086) ...............................
425,746,406
a
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.4%
i
FHLB, 7/03/23 ....................................... United States 9,800,000 9,800,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
i
U.S. Treasury Bills, 7/06/23 .............................. United States 500,000 $ 499,794
Total U.S. Government and Agency Securities (Cost $10,297,063) .................
10,299,794
Total Short Term Investments (Cost $10,297,063 ) ................................
10,299,794
a
Total Investments (Cost $349,299,149) 100.3% ..................................
$436,046,200
Other Assets, less Liabilities (0.3)% ...........................................
(1,218,238)
Net Assets 100.0% ...........................................................
$434,827,962
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $11,689,662, representing 2.7% of net assets.
e
See Note 1(g) regarding senior floating rate interests.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note  10  regarding other derivative information.
See Abbreviations on page 29.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 68 $ 9,310,050 9/18/23 $ (122,716)
Foreign Exchange GBP/USD ................... Short 7 555,581 9/18/23 (4,567)
Total Futures Contracts ...................................................................... $(127,283)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 720,002 783,140 7/11/23 $ 2,851 $ —
Euro ............. BOFA Sell 5,777,875 6,364,656 7/11/23 57,221 —
Euro ............. HSBK Buy 745,458 804,678 7/11/23 9,104 —
Euro ............. HSBK Sell 492,098 541,795 7/11/23 4,794 (199)
Euro ............. UBSW Buy 1,581,083 1,711,868 7/11/23 15,171 (1,044)
Euro ............. UBSW Sell 5,853,016 6,444,069 7/11/23 54,913 (306)
British Pound ...... BOFA Buy 62,332 78,566 7/17/23 603 —
British Pound ...... HSBK Buy 52,968 65,738 7/17/23 1,537 —
British Pound ...... HSBK Sell 48,257 60,202 7/17/23 — (1,089)
British Pound ...... UBSW Buy 117,601 146,430 7/17/23 2,935 —
British Pound ...... UBSW Sell 1,654,197 2,076,166 7/17/23 — (24,833)
Japanese Yen ...... UBSW Sell 1,741,731,044 12,751,776 8/17/23 595,295 —
South Korean Won .. HSBK Buy 499,832,953 391,719 11/10/23 — (9,444)
South Korean Won .. HSBK Sell 8,215,498,245 6,291,353 11/10/23 8,108 —
South Korean Won .. UBSW Sell 447,389,608 342,447 11/10/23 281 —
Total Forward Exchange Contracts ................................................... $752,813 $(36,915)
Net unrealized appreciation (depreciation) ............................................ $715,898
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $349,299,149
Value - Unaffiliated issuers .................................................................. $436,046,200
Cash .................................................................................... 55,026
Foreign currency, at value (cost $376,621) ........................................................ 378,146
Receivables:
Investment securities sold ................................................................... 35
Capital shares sold ........................................................................ 23,263
Dividends and interest ..................................................................... 752,294
European Union tax reclaims (Note 1 h ) ......................................................... 71,442
Deposits with brokers for:
Futures contracts ........................................................................ 187,950
Unrealized appreciation on OTC forward exchange contracts .......................................... 752,813
Total assets .......................................................................... 438,267,169
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,495,056
Capital shares redeemed ................................................................... 301,940
Management fees ......................................................................... 307,488
Distribution fees .......................................................................... 88,864
Trustees' fees and expenses ................................................................. 869
Variation margin on futures contracts ........................................................... 39,713
Unrealized depreciation on OTC forward exchange contracts .......................................... 36,915
Accrued expenses and other liabilities ........................................................... 168,362
Total liabilities ......................................................................... 3,439,207
Net assets, at value ................................................................. $434,827,962
Net assets consist of:
Paid-in capital ............................................................................. $299,727,809
Total distributable earnings (losses) ............................................................. 135,100,153
Net assets, at value ................................................................. $434,827,962
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,217,794
Shares outstanding ........................................................................ 219,866
Net asset value and maximum offering price per share ............................................. $19.18
Class 2:
Net assets, at value ....................................................................... $409,876,451
Shares outstanding ........................................................................ 22,237,623
Net asset value and maximum offering price per share ............................................. $18.43
Class 4:
Net assets, at value ....................................................................... $20,733,717
Shares outstanding ........................................................................ 1,092,677
Net asset value and maximum offering price per share ............................................. $18.98

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $378,182)
Unaffiliated issuers ........................................................................ $6,498,620
Interest:
Unaffiliated issuers ........................................................................ 385,795
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (9,879)
Non-controlled affiliates (Note 3 e ) ............................................................. 12,029
Other income (Note 1 h ) ...................................................................... 2,409
Total investment income ................................................................... 6,888,974
Expenses:
Management fees (Note 3 a ) ................................................................... 1,872,604
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 504,409
    Class 4 ................................................................................ 35,810
Custodian fees (Note 4 ) ...................................................................... 7,271
Reports to shareholders fees .................................................................. 7,087
Professional fees ........................................................................... 29,107
Trustees' fees and expenses .................................................................. 2,791
Dividends on securities sold short .............................................................. 5,400
Other .................................................................................... 24,842
Total expenses ......................................................................... 2,489,321
Expense reductions (Note 4 ) ............................................................... (2,338)
Expenses waived/paid by affiliates (Note 3e) ................................................... (2,477)
Net expenses ......................................................................... 2,484,506
Net investment income ................................................................ 4,404,468
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 12,420,581
Foreign currency transactions ................................................................ (17,383)
Forward exchange contracts ................................................................. (1,652,264)
Futures contracts ......................................................................... (86,453)
Securities sold short ....................................................................... 54,649
Net realized gain (loss) .................................................................. 10,719,130
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 26,709,375
Translation of other assets and liabilities denominated in foreign currencies .............................. (5,163)
Forward exchange contracts ................................................................. 2,830,047
Futures contracts ......................................................................... (11,688)
Net change in unrealized appreciation (depreciation) ............................................ 29,522,571
Net realized and unrealized gain (loss) ............................................................ 40,241,701
Net increase (decrease) in net assets resulting from operations .......................................... $44,646,169

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Mutual Global Discovery VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,404,468 $8,160,802
Net realized gain (loss) ................................................. 10,719,130 26,120,294
Net change in unrealized appreciation (depreciation) ........................... 29,522,571 (58,100,356)
Net increase (decrease) in net assets resulting from operations ................ 44,646,169 (23,819,260)
Distributions to shareholders:
Class 1 ............................................................. — (379,372)
Class 2 ............................................................. — (40,928,754)
Class 4 ............................................................. — (2,013,657)
Total distributions to shareholders .......................................... — (43,321,783)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (54,627) 247,164
Class 2 ............................................................. (31,037,582) (15,079,255)
Class 4 ............................................................. (1,501,284) (2,561,043)
Total capital share transactions ............................................ (32,593,493) (17,393,134)
Net increase (decrease) in net assets ................................... 12,052,676 (84,534,177)
Net assets:
Beginning of period ..................................................... 422,775,286 507,309,463
End of period .......................................................... $434,827,962 $422,775,286

Franklin Templeton Variable Insurance Products Trust
17
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2023,
44.3% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent t ransactions, market multiples, and other relevant

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities .
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 10 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2023, the Fund had no securities sold short.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
June 30, 2023, the Fund had no securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank , the London Inter b ank Offered Rate (LIBOR) or the
Senior Overnight Financing Rate (SOFR) . Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the  Fund 's policy to qualify as a regulated investment company under the Internal Revenue Code. The  Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and  if applicable,  excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 7,790 $143,698 72,224 $1,477,140
Shares issued in reinvestment of distributions .......... — — 24,603 379,372
Shares redeemed ............................... (10,840) (198,325) (78,944) (1,609,348)
Net increase (decrease) .......................... (3,050) $(54,627) 17,883 $247,164
Class 2 Shares:
Shares sold ................................... 266,263 $4,683,983 691,307 $12,736,312
Shares issued in reinvestment of distributions .......... — — 2,758,002 40,928,754
Shares redeemed ............................... (2,024,836) (35,721,565) (3,783,395) (68,744,321)
Net increase (decrease) .......................... (1,758,573) $(31,037,582) (334,086) $(15,079,255)
Class 4 Shares:
Shares sold ................................... 28,897 $530,103 69,866 $1,303,124
Shares issued in reinvestment of distributions .......... — — 131,698 2,013,657
Shares redeemed ............................... (111,737) (2,031,387) (314,761) (5,877,824)
Net increase (decrease) .......................... (82,840) $(1,501,284) (113,197) $(2,561,043)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2023, aggregated 80,144,982 and 108,742,391, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $15,286,000 $(15,286,000) $— $— $— — $12,029
Total Affiliated Securities ... $— $15,286,000 $(15,286,000) $— $— $— $12,029
Cost of investments .......................................................................... $349,571,392
Unrealized appreciation ........................................................................ $98,320,154
Unrealized depreciation ........................................................................ (11,256,731)
Net unrealized appreciation (depreciation) .......................................................... $87,063,423
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2023, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 – 12/26/08 $ 281,629 $ 13,525
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $13,525
†
Rounds to less than 0.1% of net assets.
7. Credit Risk and Defaulted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
10. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 3 0 , 202 3 , the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023 , the average month end notional amount of futures contracts represented $9,748,651.
The average month end contract value of forward exchange contracts was $33,813,768.
See Note 1(d) regarding derivative financial instruments.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 127,283
a
Unrealized appreciation on OTC
forward exchange contracts
752,813 Unrealized depreciation on OTC
forward exchange contracts
36,915
Total .................... $752,813 $164,198
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(86,453) Futures contracts $(11,688)
Forward exchange contracts (1,652,264) Forward exchange contracts 2,830,047
Total ....................... $(1,738,717) $2,818,359

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 7,130,268 $ — $ 7,130,268
Automobile Components ................. — 8,452,182 13,525 8,465,707
Automobiles .......................... 8,808,878 — — 8,808,878
Banks ............................... 9,252,602 15,308,882 — 24,561,484
Biotechnology ......................... 3,295,417 — — 3,295,417
Building Products ...................... 7,676,448 — — 7,676,448
Capital Markets ........................ 6,987,425 — — 6,987,425
Chemicals ........................... — 9,435,900 — 9,435,900
Consumer Finance ..................... 9,543,736 — — 9,543,736
Consumer Staples Distribution & Retail ...... — 5,177,762 — 5,177,762
Diversified Telecommunication Services ..... — 11,469,758 — 11,469,758
Electrical Equipment .................... — 7,303,047 — 7,303,047
Energy Equipment & Services ............. 8,391,612 — — 8,391,612
Entertainment ......................... 15,503,430 — — 15,503,430
Financial Services ...................... 23,762,037 — — 23,762,037
Food Products ........................ 7,849,050 8,359,154 — 16,208,204
Health Care Equipment & Supplies ......... 9,767,118 — — 9,767,118
Health Care Providers & Services .......... 23,641,520 8,027,783 — 31,669,303
Household Durables .................... 6,249,877 — — 6,249,877
Household Products .................... — 6,726,303 — 6,726,303
Industrial Conglomerates ................ — 6,501,095 — 6,501,095
Insurance ............................ 15,146,877 8,431,249 — 23,578,126
Interactive Media & Services .............. 6,403,098 — — 6,403,098
IT Services ........................... — 8,405,875 — 8,405,875
Machinery ............................ 7,225,881 — — 7,225,881
Media ............................... 9,236,417 — — 9,236,417
Metals & Mining ....................... — 6,469,424 — 6,469,424
Oil, Gas & Consumable Fuels ............. 8,252,682 17,446,863 — 25,699,545
11. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Personal Care Products ................. $ — $ 8,254,704 $ — $ 8,254,704
Pharmaceuticals ....................... 24,298,847 8,431,881 — 32,730,728
Real Estate Management & Development .... 8,063,090 — — 8,063,090
Semiconductors & Semiconductor Equipment . 3,932,922 7,712,957 — 11,645,879
Software ............................. 6,609,622 — — 6,609,622
Technology Hardware, Storage & Peripherals . — 8,394,246 — 8,394,246
Tobacco ............................. — 8,204,658 — 8,204,658
Trading Companies & Distributors .......... 14,260,343 — — 14,260,343
Corporate Bonds ........................ — 2,253,762 — 2,253,762
Senior Floating Rate Interests ............... — 3,676,199 — 3,676,199
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 10,299,794 — 10,299,794
Total Investments in Securities ........... $244,158,929 $191,873,746
b
$13,525 $436,046,200
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 752,813 $ — $ 752,813
Total Other Financial Instruments ......... $— $752,813 $— $752,813
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 36,915 $ — $ 36,915
Futures contracts ........................ 127,283 — — 127,283
Total Other Financial Instruments ......... $127,283 $36,915 $— $164,198
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $175,643,991, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Interbank Offered Rate
SOFR
Secured Overnight Financing Rate

VIP SA1 07/23
Franklin Mutual Global Discovery VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Mutual Global Discovery VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Mutual Advisers,
LLC (Manager) and the Trust, on behalf of the Fund.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
32
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all global multi-cap value funds underlying VIPs. The
Board noted that the Fund’s annualized total return for the
one-, five and 10-year periods was above the median of
its respective Performance Universe, but for the three-year
period was below the median of its respective Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, one
other global multi-cap value fund underlying VIPs, three
global multi-cap core funds underlying VIPs, and one global
multi-cap growth fund underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for
the Fund were above the medians of its respective Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to the individual fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
33
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Semiannual Report
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund are inherently limited in light of the
joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
34
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Semiannual Report
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

753 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Mutual Advisers, LLC. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Mutual
Shares VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 13
Notes to Financial Statements 16
Statement of Additional Information 27
Shareholder Information 28

2
franklintempleton.com
Semiannual Report
Franklin Mutual Shares VIP Fund
This semiannual report for Franklin Mutual Shares VIP Fund
covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is
income. Under normal market conditions, the Fund invests
primarily in equity securities of U.S. and foreign companies that we believe are available at market prices less than
their fundamental value. The equity securities in which the
Fund invests are primarily common stock, and generally
companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.
To a lesser extent, the Fund also invests in merger
arbitrage securities and the debt and equity of distressed
companies. The Fund may invest up to 35% of its assets in
foreign securities, which may include sovereign debt and
participations in foreign government debt.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Russell 1000
®
Value Index, posted a
+5.12% total return for the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin Mutual Shares
VIP Fund. We look forward to serving your future investment
needs.
Geographic Composition
6/30/23
% of Total
Net Assets
United States 88.3%
United Kingdom 3.6%
Switzerland 2.2%
Other
*,†
0.0%
Short-Term Investments & Other Net Assets 5.9%
*
Includes financial instruments determined to have no value.
†
Rounds to less than 0.1%.
Top 10 Industries
6/30/23
% of Total
Net Assets
a
Pharmaceuticals 7.5%
Financial Services 6.2%
Oil, Gas & Consumable Fuels 5.8%
Software 5.5%
Health Care Providers & Services 5.3%
Banks 4.9%
Professional Services 4.1%
Entertainment 3.9%
Media 3.9%
Insurance 3.6%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.9%
Banks, United States
Fiserv, Inc. 2.7%
Financial Services, United States
CBRE Group, Inc. 2.4%
Real Estate Management & Development,
United States
Schlumberger NV 2.3%
Energy Equipment & Services, United States
Williams Cos., Inc. (The) 2.3%
Oil, Gas & Consumable Fuels, United States
Tapestry, Inc. 2.3%
Textiles, Apparel & Luxury Goods, United States
Kraft Heinz Co. (The) 2.3%
Food Products, United States
Flex Ltd. 2.2%
Electronic Equipment, Instruments &
Components, United States
Meta Platforms, Inc. 2.2%
Interactive Media & Services, United States
Novartis AG 2.2%
Pharmaceuticals, Switzerland
1. Source: Morningstar. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with rela-
tively lower price-to-book ratios and lower forecasted growth rates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin Mutual Shares VIP Fund
3
franklintempleton.com
Semiannual Report
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in companies engaged in mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on favorable terms. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance
(ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +5.41%
2 +5.34%
4 +5.28%

Your Fund’s Expenses
Franklin Mutual Shares VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,054.10 $3.51 $1,021.38 $3.45 0.69%
2 $1,000 $1,053.40 $4.78 $1,020.14 $4.70 0.94%
4 $1,000 $1,052.80 $5.28 $1,019.65 $5.20 1.04%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.53 $19.62 $16.93 $19.19 $17.71 $20.71
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.32 0.27 0.55
c
0.46 0.36
Net realized and unrealized gains (losses) 0.68 (1.99) 3.02 (1.68) 3.39 (2.04)
Total from investment operations ........ 0.84 (1.67) 3.29 (1.13) 3.85 (1.68)
Less distributions from:
Net investment income .............. — (0.40) (0.60) (0.50) (0.42) (0.55)
Net realized gains ................. — (2.02) — (0.63) (1.95) (0.77)
Total distributions ................... — (2.42) (0.60) (1.13) (2.37) (1.32)
Net asset value, end of period .......... $16.37 $15.53 $19.62 $16.93 $19.19 $17.71
Total return
d
....................... 5.41% (7.15)% 19.52% (4.85)% 22.92% (8.86)%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.69% 0.66% 0.73% 0.73% 0.71% 0.71%
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.01% 0.02% 0.01%
Net investment income ............... 2.03% 1.82% 1.44% 3.48%
c
2.35% 1.77%
Supplemental data
Net assets, end of period (000’s) ........ $112,413 $105,334 $116,861 $157,734 $158,431 $537,324
Portfolio turnover rate ................ 24.65% 59.99% 47.31%
j
36.96% 38.50% 24.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.16 $19.20 $16.59 $18.81 $17.40 $20.36
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.22 0.51
c
0.40 0.31
Net realized and unrealized gains (losses) 0.67 (1.95) 2.95 (1.65) 3.32 (2.00)
Total from investment operations ........ 0.81 (1.68) 3.17 (1.14) 3.72 (1.69)
Less distributions from:
Net investment income .............. — (0.34) (0.56) (0.45) (0.36) (0.50)
Net realized gains ................. — (2.02) — (0.63) (1.95) (0.77)
Total distributions ................... — (2.36) (0.56) (1.08) (2.31) (1.27)
Net asset value, end of period .......... $15.97 $15.16 $19.20 $16.59 $18.81 $17.40
Total return
d
....................... 5.34% (7.43)% 19.17% (5.04)% 22.57% (9.07)%
Ratios to average net assets
e
Expenses
f,g,h
....................... 0.94% 0.91% 0.98% 0.98% 0.96% 0.96%
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.01% 0.02% 0.01%
Net investment income ............... 1.79% 1.55% 1.17% 3.25%
c
2.10% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $1,886,512 $1,786,501 $2,517,899 $2,620,645 $2,931,753 $2,516,834
Portfolio turnover rate ................ 24.65% 59.99% 47.31%
j
36.96% 38.50% 24.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.34 $19.39 $16.75 $18.99 $17.55 $20.53
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.26 0.20 0.49
c
0.38 0.29
Net realized and unrealized gains (losses) 0.68 (1.97) 2.98 (1.66) 3.36 (2.02)
Total from investment operations ........ 0.81 (1.71) 3.18 (1.17) 3.74 (1.73)
Less distributions from:
Net investment income .............. — (0.32) (0.54) (0.44) (0.35) (0.48)
Net realized gains ................. — (2.02) — (0.63) (1.95) (0.77)
Total distributions ................... — (2.34) (0.54) (1.07) (2.30) (1.25)
Net asset value, end of period .......... $16.15 $15.34 $19.39 $16.75 $18.99 $17.55
Total return
d
....................... 5.28% (7.47)% 19.06% (5.17)% 22.44% (9.16)%
Ratios to average net assets
e
Expenses
f,g,h
....................... 1.04% 1.01% 1.08% 1.08% 1.06% 1.06%
Expenses - incurred in connection with
securities sold short ................. —%
i
—%
i
0.02% 0.01% 0.02% 0.01%
Net investment income ............... 1.68% 1.47% 1.06% 3.13%
c
2.00% 1.42%
Supplemental data
Net assets, end of period (000’s) ........ $101,539 $99,603 $120,424 $116,704 $120,345 $105,047
Portfolio turnover rate ................ 24.65% 59.99% 47.31%
j
36.96% 38.50% 24.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e ).
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio securities delivered as a result of redemption in-kind.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Mutual Shares VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.2%
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B ............................ United States 172,844 $ 30,982,287
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 55,190
Automobiles 1.9%
General Motors Co. .................................... United States 1,053,147 40,609,348
Banks 4.9%
Bank of America Corp. ................................. United States 1,457,935 41,828,155
JPMorgan Chase & Co. ................................. United States 417,316 60,694,439
102,522,594
Biotechnology 0.8%
b
Horizon Therapeutics plc ................................ United States 170,386 17,524,200
Building Products 2.1%
Johnson Controls International plc ......................... United States 643,293 43,833,985
Capital Markets 1.8%
BlackRock, Inc. ....................................... United States 54,287 37,519,917
Consumer Finance 2.3%
Bread Financial Holdings, Inc. ............................ United States 247,460 7,767,770
Capital One Financial Corp. ............................. United States 363,779 39,786,509
47,554,279
Containers & Packaging 1.6%
International Paper Co. ................................. United States 1,084,030 34,482,994
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 643,835 5,797,752
Electronic Equipment, Instruments & Components 2.2%
b
Flex Ltd. ............................................ United States 1,711,785 47,313,737
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 1,003,136 49,274,040
Entertainment 3.9%
b
Activision Blizzard, Inc. ................................. United States 513,714 43,306,090
b
Walt Disney Co. (The) .................................. United States 429,948 38,385,758
81,691,848
Financial Services 6.2%
b
Fiserv, Inc. .......................................... United States 449,163 56,661,912
Global Payments, Inc. .................................. United States 394,635 38,879,440
Voya Financial, Inc. .................................... United States 497,787 35,696,306
131,237,658
Food Products 2.3%
Kraft Heinz Co. (The) .................................. United States 1,341,178 47,611,819
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 518,262 45,658,882
Health Care Providers & Services 5.3%
CVS Health Corp. ..................................... United States 632,629 43,733,643
Elevance Health, Inc. .................................. United States 81,710 36,302,936
Humana, Inc. ........................................ United States 70,333 31,447,994
111,484,573

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 2.0%
DR Horton, Inc. ....................................... United States 337,318 $ 41,048,227
Insurance 3.6%
Everest Re Group Ltd. ................................. United States 105,654 36,118,876
Willis Towers Watson plc ................................ United States 168,488 39,678,924
75,797,800
Interactive Media & Services 2.7%
b
Match Group, Inc. ..................................... United States 259,623 10,865,222
b
Meta Platforms, Inc., A ................................. United States 161,921 46,468,089
57,333,311
Machinery 1.9%
Parker-Hannifin Corp. .................................. United States 104,316 40,687,413
Media 3.9%
b
Charter Communications, Inc., A .......................... United States 115,107 42,286,858
Comcast Corp., A ..................................... United States 936,852 38,926,201
81,213,059
Metals & Mining 1.1%
Alcoa Corp. .......................................... United States 651,801 22,115,608
Oil, Gas & Consumable Fuels 5.8%
BP plc .............................................. United Kingdom 6,069,640 35,339,738
Chevron Corp. ....................................... United States 239,994 37,763,056
Williams Cos., Inc. (The) ................................ United States 1,485,202 48,462,141
121,564,935
Personal Care Products 0.8%
b
Kenvue , Inc. ......................................... United States 654,414 17,289,618
Pharmaceuticals 7.4%
Eli Lilly & Co. ........................................ United States 66,947 31,396,804
GSK plc ............................................ United States 2,091,651 37,069,414
Merck & Co., Inc. ..................................... United States 354,805 40,940,949
Novartis AG, ADR ..................................... Switzerland 456,102 46,025,253
155,432,420
Professional Services 3.8%
KBR, Inc. ........................................... United States 630,428 41,015,646
SS&C Technologies Holdings, Inc. ......................... United States 627,395 38,020,137
79,035,783
Real Estate Management & Development 2.4%
b
CBRE Group, Inc., A ................................... United States 626,826 50,591,127
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 2,063,566 45,398,452
Software 3.4%
Gen Digital, Inc. ...................................... United States 1,679,486 31,154,466
Oracle Corp. ......................................... United States 340,091 40,501,437
71,655,903
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 2.3%
Tapestry, Inc. ........................................ United States 1,131,209 $ 48,415,745
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 1,223,009 40,635,019
Trading Companies & Distributors 1.5%
Ferguson plc ......................................... United States 199,368 31,362,580
Wireless Telecommunication Services 1.9%
b
T-Mobile US, Inc. ..................................... United States 281,153 39,052,152
Total Common Stocks (Cost $1,472,815,570) ....................................
1,893,784,255
Principal
Amount
*
Corporate Bonds 1.8%
Hotels, Restaurants & Leisure 0.2%
d
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 2,650,200 2,901,104
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 3,434,000 1,884,270
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 340,000 297,002
2,181,272
Software 0.8%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 21,124,000 17,170,342
Specialty Retail 0.7%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 17,148,000 9,985,984
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,229,000 5,153,052
15,139,036
Total Corporate Bonds (Cost $46,935,505) ......................................
37,391,754
e
Senior Floating Rate Interests 2.1%
Commercial Services & Supplies 0.5%
f,g
Neptune BidCo US, Inc. , First Lien, CME Term Loan, A , 9.754% ,
( 3-month SOFR + 4.75% ), 10/11/28 ...................... United States 11,293,600 9,832,490
Professional Services 0.3%
f,g
CoreLogic , Inc. , First Lien, Initial Term Loan , 8.75% , ( 1-month USD
LIBOR + 3.5% ), 6/02/28 ............................... United States 7,946,157 7,193,258
g
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.717% ,
( 1-month SOFR + 5.5% ), 2/27/26 ........................ United States 6,640,700 6,491,285
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.695% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 8,731,525
Veritas US, Inc. , 2021 Dollar Term Loan, B , 10.217% , ( 1-month
SOFR + 5% ), 9/01/25 ................................. United States 14,716,208 12,069,571
27,292,381
a a a a a a
Total Senior Floating Rate Interests (Cost $51,041,543) ..........................
44,318,129

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 $ —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,570,792,618) .............................
1,975,494,138
a
Short Term Investments 6.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 6.0%
i
FHLB, 7/03/23 ....................................... United States 125,988,000 125,988,000
Total U.S. Government and Agency Securities (Cost $125,954,403) ................
125,988,000
Total Short Term Investments (Cost $125,954,403 ) ...............................
125,988,000
a
Total Investments (Cost $1,696,747,021) 100.1% ................................
$2,101,482,138
Other Assets, less Liabilities (0.1)% ...........................................
(1,017,977)
Net Assets 100.0% ...........................................................
$2,100,464,161
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $37,391,754, representing 1.8% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note  9  regarding other derivative information.
See Abbreviations on page 26 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 125 $ 9,921,094 9/18/23 $ (81,559)
Total Futures Contracts ...................................................................... $(81,559)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 229,077 288,736 7/17/23 $ 2,216 $ —
British Pound ...... BOFA Sell 738,000 920,655 7/17/23 — (16,680)
British Pound ...... HSBK Buy 89,263 110,783 7/17/23 2,590 —
British Pound ...... HSBK Sell 148,550 185,321 7/17/23 — (3,353)
British Pound ...... UBSW Buy 131,645 164,966 7/17/23 2,236 —
British Pound ...... UBSW Sell 4,369,182 5,481,443 7/17/23 — (67,863)
Total Forward Exchange Contracts ................................................... $7,042 $(87,896)
Net unrealized appreciation (depreciation) ............................................ $(80,854)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,696,747,021
Value - Unaffiliated issuers .................................................................. $2,101,482,138
Cash .................................................................................... 4,009,875
Receivables:
Investment securities sold ................................................................... 3,913,279
Capital shares sold ........................................................................ 5,590,299
Dividends and interest ..................................................................... 4,219,661
Deposits with brokers for:
Futures contracts ........................................................................ 328,250
Unrealized appreciation on OTC forward exchange contracts .......................................... 7,042
Total assets .......................................................................... 2,119,550,544
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,605,475
Capital shares redeemed ................................................................... 1,309,938
Management fees ......................................................................... 1,128,322
Distribution fees .......................................................................... 403,595
Trustees' fees and expenses ................................................................. 3,245
Variation margin on futures contracts ........................................................... 64,063
Unrealized depreciation on OTC forward exchange contracts .......................................... 87,896
Accrued expenses and other liabilities ........................................................... 483,849
Total liabilities ......................................................................... 19,086,383
Net assets, at value ................................................................. $2,100,464,161
Net assets consist of:
Paid-in capital ............................................................................. $1,514,610,493
Total distributable earnings (losses) ............................................................. 585,853,668
Net assets, at value ................................................................. $2,100,464,161
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $112,413,402
Shares outstanding ........................................................................ 6,865,294
Net asset value and maximum offering price per share ............................................. $16.37
Class 2:
Net assets, at value ....................................................................... $1,886,511,662
Shares outstanding ........................................................................ 118,114,445
Net asset value and maximum offering price per share ............................................. $15.97
Class 4:
Net assets, at value ....................................................................... $101,539,097
Shares outstanding ........................................................................ 6,287,188
Net asset value and maximum offering price per share ............................................. $16.15

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $303,981)
Unaffiliated issuers ........................................................................ $19,893,965
Interest:
Unaffiliated issuers ........................................................................ 7,818,445
Total investment income ................................................................... 27,712,410
Expenses:
Management fees (Note 3 a ) ................................................................... 6,866,082
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,285,706
    Class 4 ................................................................................ 173,698
Custodian fees (Note 4 ) ...................................................................... 4,991
Reports to shareholders fees .................................................................. 7,217
Professional fees ........................................................................... 20,981
Trustees' fees and expenses .................................................................. 15,101
Dividends on securities sold short .............................................................. 27,210
Other .................................................................................... 70,923
Total expenses ......................................................................... 9,471,909
Expense reductions (Note 4 ) ............................................................... (7,747)
Net expenses ......................................................................... 9,464,162
Net investment income ................................................................ 18,248,248
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (29,072,998)
Foreign currency transactions ................................................................ 46,051
Forward exchange contracts ................................................................. (1,518,299)
Futures contracts ......................................................................... (268,850)
Securities sold short ....................................................................... 275,320
Net realized gain (loss) .................................................................. (30,538,776)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 108,986,846
Translation of other assets and liabilities denominated in foreign currencies .............................. 8,193
Forward exchange contracts ................................................................. 1,105,638
Futures contracts ......................................................................... (192,905)
Net change in unrealized appreciation (depreciation) ............................................ 109,907,772
Net realized and unrealized gain (loss) ............................................................ 79,368,996
Net increase (decrease) in net assets resulting from operations .......................................... $97,617,244

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin Mutual Shares VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net as sets:
Operations:
Net investment income ................................................. $18,248,248 $35,065,739
Net realized gain (loss) ................................................. (30,538,776) 173,243,573
Net change in unrealized appreciation (depreciation) ........................... 109,907,772 (401,747,852)
Net increase (decrease) in net assets resulting from operations ................ 97,617,244 (193,438,540)
Distributions to shareholders:
Class 1 ............................................................. — (13,963,701)
Class 2 ............................................................. — (244,802,646)
Class 4 ............................................................. — (13,410,832)
Total distributions to shareholders .......................................... — (272,177,179)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,251,814 10,288,541
Class 2 ............................................................. 13,466,699 (309,666,229)
Class 4 ............................................................. (3,309,485) 1,247,512
Total capital share transactions ............................................ 11,409,028 (298,130,176)
Net increase (decrease) in net assets ................................... 109,026,272 (763,745,895)
Net assets:
Beginning of period ..................................................... 1,991,437,889 2,755,183,784
End of period .......................................................... $2,100,464,161 $1,991,437,889

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Mutual Shares VIP Fund
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1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2023, the Fund had OTC
derivatives in a net liability position of $80,854.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At June 30,
2023, the Fund had no securities sold short.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, the London Interbank Offered Rate (LIBOR) or the
Senior Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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(continued)
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 410,730 $6,527,323 393,296 $6,327,171
Shares issued in reinvestment of distributions .......... — — 997,407 13,963,701
Shares redeemed ............................... (329,114) (5,275,509) (564,521) (10,002,331)
Net increase (decrease) .......................... 81,616 $1,251,814 826,182 $10,288,541
Class 2 Shares:
Shares sold ................................... 18,760,112 $294,164,952 6,305,441 $105,384,367
Shares issued in reinvestment of distributions .......... — — 17,894,930 244,802,646
Shares redeemed ............................... (18,451,892) (280,698,253) (37,562,712) (659,853,242)
Net increase (decrease) .......................... 308,220 $13,466,699 (13,362,341) $(309,666,229)
Class 4 Shares:
Shares sold ................................... 343,320 $5,346,609 365,503 $6,240,405
Shares issued in reinvestment of distributions .......... — — 968,991 13,410,832
Shares redeemed ............................... (548,468) (8,656,094) (1,051,773) (18,403,725)
Net increase (decrease) .......................... (205,148) $(3,309,485) 282,721 $1,247,512
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2023, aggregated 488,684,501 and 550,709,721, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At June 30, 2023, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $1,717,078,750
Unrealized appreciation ........................................................................ $452,550,299
Unrealized depreciation ........................................................................ (68,309,324)
Net unrealized appreciation (depreciation) .......................................................... $384,240,975

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
At June 30, 2023 , investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 55,190
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 5,263,806 5,797,752
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $6,413,047 $5,852,942
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 81,559
a
Unrealized appreciation on OTC
forward exchange contracts
7,042 Unrealized depreciation on OTC
forward exchange contracts
87,896
Total .................... $7,042 $169,455
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(268,850) Futures contracts $(192,905)
Forward exchange contracts (1,518,299) Forward exchange contracts 1,105,638
Total ....................... $(1,787,149) $912,733
8. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
24
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(continued)
For the period ended June 30, 2023, the average month end notional amount of futures contracts represented $11,502,646.
The average month end contract value of forward exchange contracts was $20,627,758.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 30,982,287 $ — $ — $ 30,982,287
Automobile Components ................. — — 55,190 55,190
Automobiles .......................... 40,609,348 — — 40,609,348
Banks ............................... 102,522,594 — — 102,522,594
Biotechnology ......................... 17,524,200 — — 17,524,200
Building Products ...................... 43,833,985 — — 43,833,985
Capital Markets ........................ 37,519,917 — — 37,519,917
Consumer Finance ..................... 47,554,279 — — 47,554,279
Containers & Packaging ................. 34,482,994 — — 34,482,994
Diversified Telecommunication Services ..... — — 5,797,752 5,797,752
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 47,313,737 $ — $ — $ 47,313,737
Energy Equipment & Services ............. 49,274,040 — — 49,274,040
Entertainment ......................... 81,691,848 — — 81,691,848
Financial Services ...................... 131,237,658 — — 131,237,658
Food Products ........................ 47,611,819 — — 47,611,819
Health Care Equipment & Supplies ......... 45,658,882 — — 45,658,882
Health Care Providers & Services .......... 111,484,573 — — 111,484,573
Household Durables .................... 41,048,227 — — 41,048,227
Insurance ............................ 75,797,800 — — 75,797,800
Interactive Media & Services .............. 57,333,311 — — 57,333,311
Machinery ............................ 40,687,413 — — 40,687,413
Media ............................... 81,213,059 — — 81,213,059
Metals & Mining ....................... 22,115,608 — — 22,115,608
Oil, Gas & Consumable Fuels ............. 86,225,197 35,339,738 — 121,564,935
Personal Care Products ................. 17,289,618 — — 17,289,618
Pharmaceuticals ....................... 118,363,006 37,069,414 — 155,432,420
Professional Services ................... 79,035,783 — — 79,035,783
Real Estate Management & Development .... 50,591,127 — — 50,591,127
Retail REITs .......................... 45,398,452 — — 45,398,452
Software ............................. 71,655,903 — — 71,655,903
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 48,415,745 — — 48,415,745
Tobacco ............................. — 40,635,019 — 40,635,019
Trading Companies & Distributors .......... 31,362,580 — — 31,362,580
Wireless Telecommunication Services ....... 39,052,152 — — 39,052,152
Corporate Bonds ........................ — 37,391,754 — 37,391,754
Senior Floating Rate Interests ............... — 44,318,129 — 44,318,129
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 125,988,000 — 125,988,000
Total Investments in Securities ........... $1,774,887,142 $320,742,054
b
$5,852,942 $2,101,482,138
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 7,042 $ — $ 7,042
Total Other Financial Instruments ......... $— $7,042 $— $7,042
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 87,896 $ — $ 87,896
Futures contracts ........................ 81,559 — — 81,559
Total Other Financial Instruments ......... $81,559 $87,896 $— $169,455
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $113,044,171, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares VIP Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure , other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
Cu r rency
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Interbank Offered Rate
SOFR
Secured Overnight Financing Rate

VIP SA1 07/23
Franklin Mutual Shares VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Mutual Shares VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Mutual Advisers,
LLC (Manager) and the Trust, on behalf of the Fund.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

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Shareholder Information
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all multi-cap value funds underlying VIPs. The
Board noted that the Fund’s annualized total return for the
one-, three-, five and 10-year periods was below the median
of its respective Performance Universe. The Board then
discussed the Fund’s performance with management and
management explained that the Fund is more value oriented
in comparison to its peers in the Performance Universe.
Management also explained that this value orientation
adversely impacted the Fund’s relative performance during
various periods over the past five calendar years when
value significantly underperformed growth. Management
further explained that the Fund’s performance had improved
over the one-year period when value outperformed growth,
noting that the Fund outperformed its benchmark, the
Russell 1000 Value Index, during this period. Management
then discussed with the Board the actions that are being
taken in an effort to improve the performance of the Fund,
including ongoing enhancements to the Fund’s investment
team and processes. The Board concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
12 other multi-cap value funds underlying VIPs. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were above the medians of its respective
Expense Group. The Board further noted management’s
explanation that the Fund’s expense group included
quantitative rules-based strategies which are less expensive than the strategies of the Fund and that once these funds
are excluded from the Performance Universe, the Fund’s
actual total expense ratio is equal to the median of the
modified Performance Universe. After consideration of the
above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.

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Semiannual Report
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund are inherently limited in light of the
joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

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Shareholder Information
31
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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

743 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Mutual Shares VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Mutual Advisers, LLC. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Small Cap
Value VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 12
Notes to Financial Statements 15
Statement of Additional Information 22
Shareholder Information 23

2
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Semiannual Report
Franklin Small Cap Value VIP Fund
This semiannual report for Franklin Small Cap Value VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks long-term total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization companies.
For this Fund, small-capitalization companies are those
with market capitalizations not exceeding either the highest market capitalization in the Russell 2000
®
Index or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater, at the time of
purchase. The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are
undervalued at the time of purchase and have the potential
for capital appreciation.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the Russell 2000
®
Value Index, posted
a +2.50% total return for the same period.
1
Please note the
Fund employs a bottom-up stock selection process, and the
managers invest in securities without regard to benchmark
comparisons.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin Small Cap Value
VIP Fund. We look forward to serving your future investment
needs.
Portfolio Composition
6/30/23
% of Total
Net Assets
Banks 10.7%
Electronic Equipment, Instruments &
Components 6.5%
Insurance 6.1%
Building Products 5.7%
Hotels, Restaurants & Leisure 5.6%
Health Care Equipment & Supplies 5.0%
Trading Companies & Distributors 4.4%
Oil, Gas & Consumable Fuels 4.3%
Food Products 4.1%
Automobile Components 3.7%
Software 3.6%
Semiconductors & Semiconductor Equipment 3.2%
Chemicals 3.0%
Communications Equipment 2.8%
Other
*
29.0%
Short-Term Investments & Other Net Assets 2.3%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
6/30/23
Company
Industry
% of Total
Net Assets
a aa
ACI Worldwide, Inc. 3.6%
Software
Coherent Corp. 3.2%
Electronic Equipment, Instruments &
Components
Hanover Insurance Group, Inc. (The) 2.9%
Insurance
UFP Industries, Inc. 2.9%
Building Products
McGrath RentCorp 2.8%
Trading Companies & Distributors
Envista Holdings Corp. 2.8%
Health Care Equipment & Supplies
Glanbia plc 2.8%
Food Products, Ireland
Crescent Point Energy Corp. 2.3%
Oil, Gas & Consumable Fuels, Canada
Knowles Corp. 2.3%
Electronic Equipment, Instruments &
Components
Integer Holdings Corp. 2.3%
Health Care Equipment & Supplies
1. Source: Morningstar. The Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with rela-
tively lower price-to-book ratios and lower forecasted growth rates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin Small Cap Value VIP Fund
3
franklintempleton.com
Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +5.44%
2 +5.35%
4 +5.29%

Your Fund’s Expenses
Franklin Small Cap Value VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ) . Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,054.40 $3.30 $1,021.58 $3.25 0.65%
2 $1,000 $1,053.50 $4.57 $1,020.35 $4.49 0.90%
4 $1,000 $1,052.90 $5.08 $1,019.85 $5.00 1.00%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.32 $18.43 $15.20 $15.73 $15.14 $20.43
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.12 0.19 0.20 0.24
c
0.21
Net realized and unrealized gains (losses) 0.64 (2.06) 3.71 0.31 3.35 (2.29)
Total from investment operations ........ 0.72 (1.94) 3.90 0.51 3.59 (2.08)
Less distributions from:
Net investment income .............. (0.10) (0.21) (0.21) (0.23) (0.22) (0.23)
Net realized gains ................. (0.73) (2.96) (0.46) (0.81) (2.78) (2.98)
Total distributions ................... (0.83) (3.17) (0.67) (1.04) (3.00) (3.21)
Net asset value, end of period .......... $13.21 $13.32 $18.43 $15.20 $15.73 $15.14
Total return
d
....................... 5.44% (9.82)% 25.67% 5.41% 26.72% (12.69)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.63% 0.66% 0.68% 0.67% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.65%
f
0.62%
f
0.66%
g
0.68%
f,g
0.67%
f,g
0.65%
f
Net investment income ............... 1.17% 0.82% 1.07% 1.54% 1.58%
c
1.13%
Supplemental data
Net assets, end of period (000’s) ........ $69,131 $66,574 $73,715 $50,572 $46,980 $40,644
Portfolio turnover rate ................ 38.08% 54.83% 60.41% 69.40% 54.36% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.53 $17.54 $14.50 $15.05 $14.60 $19.80
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.08 0.14 0.16 0.20
c
0.16
Net realized and unrealized gains (losses) 0.61 (1.97) 3.53 0.30 3.20 (2.20)
Total from investment operations ........ 0.67 (1.89) 3.67 0.46 3.40 (2.04)
Less distributions from:
Net investment income .............. (0.07) (0.16) (0.17) (0.19) (0.17) (0.18)
Net realized gains ................. (0.73) (2.96) (0.46) (0.82) (2.78) (2.98)
Total distributions ................... (0.80) (3.12) (0.63) (1.01) (2.95) (3.16)
Net asset value, end of period .......... $12.40 $12.53 $17.54 $14.50 $15.05 $14.60
Total return
d
....................... 5.35% (10.06)% 25.37% 5.19% 26.35% (12.88)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.88% 0.91% 0.93% 0.92% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
f
0.87%
f
0.91%
g
0.93%
f,g
0.92%
f,g
0.90%
f
Net investment income ............... 0.92% 0.56% 0.83% 1.28% 1.33%
c
0.88%
Supplemental data
Net assets, end of period (000’s) ........ $970,781 $943,928 $1,135,623 $1,103,373 $1,123,093 $978,675
Portfolio turnover rate ................ 38.08% 54.83% 60.41% 69.40% 54.36% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.07 $18.14 $14.99 $15.51 $14.96 $20.22
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.07 0.13 0.15 0.19
c
0.15
Net realized and unrealized gains (losses) 0.63 (2.03) 3.64 0.32 3.30 (2.28)
Total from investment operations ........ 0.68 (1.96) 3.77 0.47 3.49 (2.13)
Less distributions from:
Net investment income .............. (0.06) (0.15) (0.16) (0.18) (0.16) (0.15)
Net realized gains ................. (0.73) (2.96) (0.46) (0.81) (2.78) (2.98)
Total distributions ................... (0.79) (3.11) (0.62) (0.99) (2.94) (3.13)
Net asset value, end of period .......... $12.96 $13.07 $18.14 $14.99 $15.51 $14.96
Total return
d
....................... 5.29% (10.11)% 25.17% 5.13% 26.23% (13.01)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.01% 0.98% 1.01% 1.03% 1.02% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.00%
f
0.97%
f
1.01%
g
1.03%
f,g
1.02%
f,g
1.00%
f
Net investment income ............... 0.83% 0.47% 0.73% 1.18% 1.23%
c
0.78%
Supplemental data
Net assets, end of period (000’s) ........ $39,238 $35,519 $38,148 $29,461 $29,238 $24,592
Portfolio turnover rate ................ 38.08% 54.83% 60.41% 69.40% 54.36% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Small Cap Value VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 2.5%
Melrose Industries plc .................................. United Kingdom 849,847 $ 5,475,641
QinetiQ Group plc ..................................... United Kingdom 2,847,794 12,835,716
Senior plc ........................................... United Kingdom 3,679,134 8,195,565
26,506,922
Automobile Components 3.7%
a
Adient plc ........................................... United States 497,299 19,056,498
a
Atmus Filtration Technologies, Inc. ........................ United States 399,814 8,779,915
LCI Industries ........................................ United States 98,388 12,432,308
40,268,721
Banks 10.7%
Atlantic Union Bankshares Corp. .......................... United States 97,582 2,532,253
Camden National Corp. ................................. United States 215,383 6,670,412
Columbia Banking System, Inc. ........................... United States 1,072,523 21,750,767
First Bancorp ........................................ United States 115,414 3,433,567
First Commonwealth Financial Corp. ....................... United States 83,956 1,062,043
First Interstate BancSystem, Inc., A ........................ United States 615,861 14,682,126
German American Bancorp, Inc. .......................... United States 201,906 5,487,805
Peoples Bancorp, Inc. .................................. United States 284,466 7,552,572
Seacoast Banking Corp. of Florida ........................ United States 244,632 5,406,367
SouthState Corp. ..................................... United States 314,139 20,670,346
TriCo Bancshares ..................................... United States 255,070 8,468,324
WSFS Financial Corp. .................................. United States 459,745 17,341,581
115,058,163
Building Products 5.7%
Insteel Industries, Inc. .................................. United States 78,741 2,450,420
a
Masonite International Corp. ............................. United States 149,995 15,365,488
UFP Industries, Inc. .................................... United States 320,002 31,056,194
Zurn Elkay Water Solutions Corp. ......................... United States 463,882 12,473,787
61,345,889
Chemicals 3.0%
Ashland, Inc. ......................................... United States 6,149 534,410
Avient Corp. ......................................... United States 376,087 15,381,958
a
Elementis plc ........................................ United Kingdom 10,185,228 13,193,944
Minerals Technologies, Inc. .............................. United States 37,711 2,175,548
Tronox Holdings plc ................................... United States 128,934 1,638,751
32,924,611
Communications Equipment 2.8%
a
Clearfield, Inc. ........................................ United States 259,093 12,268,054
a
NetScout Systems, Inc. ................................. United States 567,201 17,554,871
29,822,925
Construction & Engineering 2.7%
Primoris Services Corp. ................................. United States 526,839 16,052,784
Stantec, Inc. ......................................... Canada 195,433 12,759,870
a
WillScot Mobile Mini Holdings Corp. ....................... United States 12,073 576,969
29,389,623
Construction Materials 1.2%
a
Summit Materials, Inc., A ................................ United States 345,449 13,075,245
Consumer Finance 0.6%
Bread Financial Holdings, Inc. ............................ United States 205,241 6,442,515

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................... United States 579,394 $ 10,765,141
Electric Utilities 0.9%
IDACORP, Inc. ....................................... United States 95,679 9,816,665
Electrical Equipment 1.6%
Regal Rexnord Corp. .................................. United States 113,372 17,447,951
Electronic Equipment, Instruments & Components 6.5%
Benchmark Electronics, Inc. ............................. United States 414,754 10,713,096
a
Coherent Corp. ....................................... United States 674,974 34,410,174
CTS Corp. .......................................... United States 12,208 520,427
a
Knowles Corp. ....................................... United States 1,366,929 24,686,738
70,330,435
Energy Equipment & Services 2.1%
a
TechnipFMC plc ...................................... United Kingdom 1,363,030 22,653,559
Food Products 4.1%
Glanbia plc .......................................... Ireland 1,991,806 29,779,112
Maple Leaf Foods, Inc. ................................. Canada 762,293 14,892,536
44,671,648
Ground Transportation 0.1%
a
Saia, Inc. ........................................... United States 3,890 1,331,975
Health Care Equipment & Supplies 5.0%
a
Envista Holdings Corp. ................................. United States 881,271 29,822,211
a
Integer Holdings Corp. ................................. United States 277,573 24,595,743
54,417,954
Hotel & Resort REITs 1.7%
Sunstone Hotel Investors, Inc. ............................ United States 1,829,859 18,518,173
Hotels, Restaurants & Leisure 5.6%
Boyd Gaming Corp. ................................... United States 72,767 5,047,847
a
Brinker International, Inc. ............................... United States 435,479 15,938,531
a
Dalata Hotel Group plc ................................. Ireland 1,655,539 8,395,216
a
Denny's Corp. ........................................ United States 233,819 2,880,650
a
Hilton Grand Vacations, Inc. ............................. United States 451,209 20,502,937
Jack in the Box, Inc. ................................... United States 79,622 7,765,534
60,530,715
Household Durables 0.8%
Century Communities, Inc. .............................. United States 36,343 2,784,600
a
M/I Homes, Inc. ....................................... United States 34,872 3,040,490
Meritage Homes Corp. ................................. United States 15,247 2,169,191
a
Taylor Morrison Home Corp., A ........................... United States 15,701 765,738
8,760,019
Industrial REITs 0.8%
STAG Industrial, Inc. ................................... United States 254,999 9,149,364
Insurance 6.1%
CNO Financial Group, Inc. .............................. United States 799,849 18,932,426
Hanover Insurance Group, Inc. (The) ....................... United States 276,929 31,301,285
Horace Mann Educators Corp. ........................... United States 449,526 13,332,941
Selective Insurance Group, Inc. ........................... United States 24,083 2,310,764
65,877,416

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 2.8%
Brunswick Corp. ...................................... United States 150,707 $ 13,057,254
a
Mattel, Inc. .......................................... United States 855,657 16,719,538
29,776,792
Machinery 2.7%
Columbus McKinnon Corp. .............................. United States 430,640 17,505,516
Mueller Water Products, Inc., A ........................... United States 671,847 10,904,077
Timken Co. (The) ..................................... United States 6,663 609,864
29,019,457
Metals & Mining 1.2%
Alcoa Corp. .......................................... United States 15,655 531,174
Commercial Metals Co. ................................. United States 113,801 5,992,761
Ryerson Holding Corp. ................................. United States 139,364 6,045,610
12,569,545
Multi-Utilities 0.8%
Black Hills Corp. ...................................... United States 139,676 8,416,876
Office REITs 0.8%
Highwoods Properties, Inc. .............................. United States 343,186 8,205,577
Oil, Gas & Consumable Fuels 4.3%
Crescent Point Energy Corp. ............................. Canada 3,749,795 25,249,620
a
Green Plains, Inc. ..................................... United States 645,841 20,821,914
46,071,534
Paper & Forest Products 1.1%
Louisiana-Pacific Corp. ................................. United States 151,995 11,396,585
Professional Services 1.1%
ICF International, Inc. .................................. United States 52,290 6,504,353
Kforce, Inc. .......................................... United States 84,708 5,307,803
11,812,156
Semiconductors & Semiconductor Equipment 3.2%
a
Cohu, Inc. ........................................... United States 408,975 16,997,001
a
Onto Innovation, Inc. ................................... United States 146,922 17,112,005
34,109,006
Software 3.6%
a
ACI Worldwide, Inc. .................................... United States 1,671,539 38,729,559
Specialty Retail 0.6%
a
Children's Place, Inc. (The) .............................. United States 226,368 5,254,001
Group 1 Automotive, Inc. ................................ United States 6,189 1,597,381
6,851,382
Textiles, Apparel & Luxury Goods 1.9%
a
Capri Holdings Ltd. .................................... United States 160,879 5,773,948
Carter's, Inc. ......................................... United States 142,340 10,333,884
Dr. Martens plc ....................................... United Kingdom 2,830,200 4,406,777
20,514,609
Trading Companies & Distributors 4.4%
Herc Holdings, Inc. .................................... United States 126,141 17,262,396

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
McGrath RentCorp .................................... United States 330,103 $ 30,527,925
47,790,321
Total Common Stocks (Cost $920,401,266) .....................................
1,054,369,028
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 29,423,187 29,423,187
Total Money Market Funds (Cost $29,423,187) ..................................
29,423,187
Total Short Term Investments (Cost $29,423,187 ) ................................
29,423,187
a
Total Investments (Cost $949,824,453) 100.4% ..................................
$1,083,792,215
Other Assets, less Liabilities (0.4)% ...........................................
(4,641,661)
Net Assets 100.0% ...........................................................
$1,079,150,554
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $920,401,266
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 29,423,187
Value - Unaffiliated issuers .................................................................. $1,054,369,028
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 29,423,187
Foreign currency, at value (cost $957) ........................................................... 960
Receivables:
Investment securities sold ................................................................... 7,798,378
Capital shares sold ........................................................................ 721,366
Dividends ............................................................................... 1,049,054
Total assets .......................................................................... 1,093,361,973
Liabilities:
Payables:
Investment securities purchased .............................................................. 12,575,398
Capital shares redeemed ................................................................... 820,455
Management fees ......................................................................... 543,952
Distribution fees .......................................................................... 202,886
Accrued expenses and other liabilities ........................................................... 68,728
Total liabilities ......................................................................... 14,211,419
Net assets, at value ................................................................. $1,079,150,554
Net assets consist of:
Paid-in capital ............................................................................. $929,173,686
Total distributable earnings (losses) ............................................................. 149,976,868
Net assets, at value ................................................................. $1,079,150,554
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $69,131,419
Shares outstanding ........................................................................ 5,233,360
Net asset value and maximum offering price per share ............................................. $13.21
Class 2:
Net assets, at value ....................................................................... $970,781,209
Shares outstanding ........................................................................ 78,313,696
Net asset value and maximum offering price per share ............................................. $12.40
Class 4:
Net assets, at value ....................................................................... $39,237,926
Shares outstanding ........................................................................ 3,026,451
Net asset value and maximum offering price per share ............................................. $12.96

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $170,981)
Unaffiliated issuers ........................................................................ $8,848,484
Non-controlled affiliates (Note 3 e ) ............................................................. 711,781
Total investment income ................................................................... 9,560,265
Expenses:
Management fees (Note 3 a ) ................................................................... 3,390,243
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,183,966
    Class 4 ................................................................................ 63,936
Custodian fees (Note 4 ) ...................................................................... 5,732
Reports to shareholders fees .................................................................. 17,178
Professional fees ........................................................................... 27,722
Trustees' fees and expenses .................................................................. 6,000
Other .................................................................................... 14,903
Total expenses ......................................................................... 4,709,680
Expense reductions (Note 4 ) ............................................................... (1,017)
Expenses waived/paid by affiliates (Note 3e) ................................................... (57,146)
Net expenses ......................................................................... 4,651,517
Net investment income ................................................................ 4,908,748
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 16,351,802
Foreign currency transactions ................................................................ 50,859
Net realized gain (loss) .................................................................. 16,402,661
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,330,238
Translation of other assets and liabilities denominated in foreign currencies .............................. 6,169
Net change in unrealized appreciation (depreciation) ............................................ 33,336,407
Net realized and unrealized gain (loss) ............................................................ 49,739,068
Net increase (decrease) in net assets resulting from operations .......................................... $54,647,816

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin Small Cap Value VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,908,748 $6,261,371
Net realized gain (loss) ................................................. 16,402,661 60,690,650
Net change in unrealized appreciation (depreciation) ........................... 33,336,407 (191,281,353)
Net increase (decrease) in net assets resulting from operations ................ 54,647,816 (124,329,332)
Distributions to shareholders:
Class 1 ............................................................. (4,074,896) (12,921,313)
Class 2 ............................................................. (58,616,647) (192,841,212)
Class 4 ............................................................. (2,235,401) (6,602,855)
Total distributions to shareholders .......................................... (64,926,944) (212,365,380)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,009,840 13,087,805
Class 2 ............................................................. 36,418,140 114,308,909
Class 4 ............................................................. 3,979,947 7,833,350
Total capital share transactions ............................................ 43,407,927 135,230,064
Net increase (decrease) in net assets ................................... 33,128,799 (201,464,648)
Net assets:
Beginning of period ..................................................... 1,046,021,755 1,247,486,403
End of period .......................................................... $1,079,150,554 $1,046,021,755

Franklin Templeton Variable Insurance Products Trust
15
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Small Cap Value VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 315,184 $4,253,680 559,337 $8,439,708
Shares issued in reinvestment of distributions .......... 309,878 4,074,896 986,475 12,607,150
Shares redeemed ............................... (390,707) (5,318,736) (545,857) (7,959,053)
Net increase (decrease) .......................... 234,355 $3,009,840 999,955 $13,087,805
Class 2 Shares:
Shares sold ................................... 3,957,117 $50,462,941 6,016,538 $85,234,670
Shares issued in reinvestment of distributions .......... 4,750,133 58,616,647 16,016,712 192,841,212
Shares redeemed ............................... (5,732,922) (72,661,448) (11,441,905) (163,766,973)
Net increase (decrease) .......................... 2,974,328 $36,418,140 10,591,345 $114,308,909
Class 4 Shares:
Shares sold ................................... 399,784 $5,281,561 604,120 $8,725,654
Shares issued in reinvestment of distributions .......... 173,153 2,235,401 525,705 6,602,855
Shares redeemed ............................... (264,884) (3,537,015) (513,829) (7,495,159)
Net increase (decrease) .......................... 308,053 $3,979,947 615,996 $7,833,350
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.645% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Franklin Small Cap Value VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$393,021,532 and $391,973,342, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 42,407,898 $ 144,353,168 $ (157,337,879) $ — $ — $ 29,423,187 29,423,187 $ 711,781
Total Affiliated Securities ... $42,407,898 $144,353,168 $(157,337,879) $— $— $29,423,187 $711,781
Cost of investments .......................................................................... $954,711,705
Unrealized appreciation ........................................................................ $196,571,619
Unrealized depreciation ........................................................................ (67,491,109)
Net unrealized appreciation (depreciation) .......................................................... $129,080,510
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Semiannual Report
Franklin Small Cap Value VIP Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,195,565 $ 18,311,357 $ — $ 26,506,922
Automobile Components ................. 40,268,721 — — 40,268,721
Banks ............................... 115,058,163 — — 115,058,163
Building Products ...................... 61,345,889 — — 61,345,889
Chemicals ........................... 32,924,611 — — 32,924,611
Communications Equipment .............. 29,822,925 — — 29,822,925
Construction & Engineering ............... 29,389,623 — — 29,389,623
Construction Materials .................. 13,075,245 — — 13,075,245
Consumer Finance ..................... 6,442,515 — — 6,442,515
Diversified REITs ...................... 10,765,141 — — 10,765,141
Electric Utilities ........................ 9,816,665 — — 9,816,665
Electrical Equipment .................... 17,447,951 — — 17,447,951
Electronic Equipment, Instruments &
Components ........................ 70,330,435 — — 70,330,435
Energy Equipment & Services ............. 22,653,559 — — 22,653,559
Food Products ........................ 44,671,648 — — 44,671,648
Ground Transportation .................. 1,331,975 — — 1,331,975
Health Care Equipment & Supplies ......... 54,417,954 — — 54,417,954

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Franklin Small Cap Value VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Hotel & Resort REITs ................... $ 18,518,173 $ — $ — $ 18,518,173
Hotels, Restaurants & Leisure ............. 52,135,499 8,395,216 — 60,530,715
Household Durables .................... 8,760,019 — — 8,760,019
Industrial REITs ....................... 9,149,364 — — 9,149,364
Insurance ............................ 65,877,416 — — 65,877,416
Leisure Products ....................... 29,776,792 — — 29,776,792
Machinery ............................ 29,019,457 — — 29,019,457
Metals & Mining ....................... 12,569,545 — — 12,569,545
Multi-Utilities .......................... 8,416,876 — — 8,416,876
Office REITs .......................... 8,205,577 — — 8,205,577
Oil, Gas & Consumable Fuels ............. 46,071,534 — — 46,071,534
Paper & Forest Products ................. 11,396,585 — — 11,396,585
Professional Services ................... 11,812,156 — — 11,812,156
Semiconductors & Semiconductor Equipment . 34,109,006 — — 34,109,006
Software ............................. 38,729,559 — — 38,729,559
Specialty Retail ........................ 6,851,382 — — 6,851,382
Textiles, Apparel & Luxury Goods .......... 16,107,832 4,406,777 — 20,514,609
Trading Companies & Distributors .......... 47,790,321 — — 47,790,321
Short Term Investments ................... 29,423,187 — — 29,423,187
Total Investments in Securities ........... $1,052,678,865 $31,113,350
a
$— $1,083,792,215
a
Includes foreign securities valued at $31,113,350, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

VIP SA1 07/23
Franklin Small Cap Value VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
23
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Small Cap Value VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Mutual Advisers,
LLC (Manager) and the Trust, on behalf of the Fund.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
24
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all small-cap value funds underlying VIPs. The Board
noted that the Fund’s annualized total return for the one-
, five and 10-year periods was above the median of its
respective Performance Universe, but for the three-year
period was below the median of its respective Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
seven other small-cap value funds underlying VIPs. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were below the medians of its
respective Expense Group. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
25
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Semiannual Report
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing the fund is inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

775 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Small Cap Value VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Mutual Advisers, LLC Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Small-Mid
Cap Growth VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 14
Notes to Financial Statements 17
Statement of Additional Information 27
Shareholder Information 28

2
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
This semiannual report for Franklin Small-Mid Cap Growth
VIP Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies. For this Fund, small-
cap companies are those within the market capitalization
range of companies in the Russell 2500
TM
Index at the time
of purchase, and mid-cap companies are those within the
market capitalization range of companies in the Russell
Midcap
®
Index, at the time of purchase.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s narrow benchmark, the Russell Midcap
®
Growth
Index, posted a +15.94% total return for the same period.
1
The Fund’s broad benchmark, the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +16.89% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Portfolio Composition
6/30/23
% of Total
Net Assets
Software 12.7%
Hotels, Restaurants & Leisure 7.3%
Health Care Equipment & Supplies 6.0%
Capital Markets 5.2%
Life Sciences Tools & Services 5.0%
Professional Services 4.8%
Semiconductors & Semiconductor Equipment 4.8%
Specialty Retail 4.7%
Biotechnology 2.7%
Oil, Gas & Consumable Fuels 2.7%
Aerospace & Defense 2.5%
IT Services 2.4%
Textiles, Apparel & Luxury Goods 2.2%
Interactive Media & Services 2.1%
Other
*
30.3%
Short-Term Investments & Other Net Assets 4.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
6/30/23
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 3.0%
Software
Chipotle Mexican Grill, Inc. 2.5%
Hotels, Restaurants & Leisure
Lululemon Athletica, Inc. 2.2%
Textiles, Apparel & Luxury Goods
Dexcom, Inc. 2.0%
Health Care Equipment & Supplies
Fastenal Co. 2.0%
Trading Companies & Distributors
Delta Air Lines, Inc. 1.9%
Passenger Airlines
TransDigm Group, Inc. 1.8%
Aerospace & Defense
Fanatics Holdings, Inc. 1.8%
Leisure Products
Arista Networks, Inc. 1.8%
Communications Equipment
Old Dominion Freight Line, Inc. 1.7%
Ground Transportation
1. Source: Morningstar. The Russell Midcap
®
Growth Index is market capitalization weighted and measures the performance of those Russell Midcap
®
Index companies
with relatively higher price-to-book ratios and higher forecasted growth rates. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500
stocks designed to measure total U.S. equity market performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Small-Mid Cap Growth VIP Fund
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Semiannual Report
Thank you for your participation in Franklin Small-Mid Cap
Growth VIP Fund. We look forward to serving your future
investment needs.

Performance Summary as of June 30, 2023
~
1
Franklin Small-Mid Cap Growth VIP Fund
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Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. To the extent the Fund invests in privately held companies they present certain challenges and involve incremental risks as opposed to investments in public companies, such as dealing with the lack of available information about these companies as well as their general lack of liquidity. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +15.42%
2 +15.22%
4 +15.21%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth VIP Fund
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,154.20 $4.32 $1,020.78 $4.06 0.81%
2 $1,000 $1,152.20 $5.66 $1,019.54 $5.31 1.06%
4 $1,000 $1,152.10 $6.19 $1,019.04 $5.81 1.16%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.42 $26.72 $26.99 $19.74 $17.04 $19.71
Income from investment operations
a
:
Net investment income (loss)
b
........ —
c
(0.03) (0.15) (0.07) (0.04) (0.05)
Net realized and unrealized gains (losses) 2.07 (9.01) 2.79 9.96 5.31 (0.70)
Total from investment operations ........ 2.07 (9.04) 2.64 9.89 5.27 (0.75)
Less distributions from:
Net realized gains ................. — (4.26) (2.91) (2.64) (2.57) (1.92)
Net asset value, end of period .......... $15.49 $13.42 $26.72 $26.99 $19.74 $17.04
Total return
d
....................... 15.42% (33.52)% 10.25% 55.52% 31.80% (5.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.79% 0.83% 0.85% 0.84% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.81% 0.77% 0.82% 0.84% 0.83% 0.85%
Net investment income (loss) .......... 0.03% (0.16)% (0.55)% (0.33)% (0.19)% (0.24)%
Supplemental data
Net assets, end of period (000’s) ........ $65,865 $60,901 $79,526 $72,039 $43,169 $33,518
Portfolio turnover rate ................ 17.45% 41.30% 43.35% 48.93% 59.07% 44.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.51 $22.39 $23.11 $17.29 $15.22 $17.83
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.06) (0.19) (0.11) (0.08) (0.09)
Net realized and unrealized gains (losses) 1.61 (7.56) 2.38 8.57 4.72 (0.60)
Total from investment operations ........ 1.60 (7.62) 2.19 8.46 4.64 (0.69)
Less distributions from:
Net realized gains ................. — (4.26) (2.91) (2.64) (2.57) (1.92)
Net asset value, end of period .......... $12.11 $10.51 $22.39 $23.11 $17.29 $15.22
Total return
c ,
....................... 15.22% (33.69)% 10.01% 55.09% 31.44% (5.37)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.04% 1.08% 1.10% 1.09% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.06% 1.02% 1.07% 1.09% 1.08% 1.10%
Net investment (loss) ................ (0.22)% (0.43)% (0.80)% (0.61)% (0.44)% (0.49)%
Supplemental data
Net assets, end of period (000’s) ........ $331,982 $293,545 $472,565 $503,032 $372,442 $310,300
Portfolio turnover rate ................ 17.45% 41.30% 43.35% 48.93% 59.07% 44.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.31 $23.62 $24.26 $18.04 $15.81 $18.47
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.02) (0.07) (0.22) (0.14) (0.10) (0.11)
Net realized and unrealized gains (losses) 1.74 (7.98) 2.49 9.00 4.90 (0.63)
Total from investment operations ........ 1.72 (8.05) 2.27 8.86 4.80 (0.74)
Less distributions from:
Net realized gains ................. — (4.26) (2.91) (2.64) (2.57) (1.92)
Net asset value, end of period .......... $13.03 $11.31 $23.62 $24.26 $18.04 $15.81
Total return
c
....................... 15.21% (33.76)% 9.86% 55.01% 31.26% (5.46)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.14% 1.18% 1.20% 1.19% 1.21%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.16% 1.12% 1.17% 1.19% 1.18% 1.20%
Net investment (loss) ................ (0.32)% (0.52)% (0.90)% (0.71)% (0.54)% (0.59)%
Supplemental data
Net assets, end of period (000’s) ........ $19,128 $17,786 $26,518 $25,580 $17,662 $13,759
Portfolio turnover rate ................ 17.45% 41.30% 43.35% 48.93% 59.07% 44.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.2%
Aerospace & Defense 2.5%
a
Axon Enterprise, Inc. ................................... United States 14,700 $ 2,868,264
TransDigm Group, Inc. ................................. United States 8,600 7,689,862
10,558,126
Automobile Components 0.3%
a
Mobileye Global, Inc., A ................................. Israel 33,700 1,294,754
Beverages 0.9%
Brown-Forman Corp., B ................................ United States 54,800 3,659,544
Biotechnology 2.7%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 13,700 2,602,178
a
Horizon Therapeutics plc ................................ United States 25,965 2,670,500
a
Neurocrine Biosciences, Inc. ............................. United States 14,900 1,405,070
a
PTC Therapeutics, Inc. ................................. United States 53,600 2,179,912
a
Seagen, Inc. ......................................... United States 13,700 2,636,702
11,494,362
Building Products 1.6%
Trane Technologies plc ................................. United States 34,000 6,502,840
Capital Markets 5.2%
Ares Management Corp., A .............................. United States 68,500 6,599,975
LPL Financial Holdings, Inc. ............................. United States 19,500 4,239,885
MSCI, Inc., A ......................................... United States 12,700 5,959,983
Nasdaq, Inc. ......................................... United States 37,300 1,859,405
Tradeweb Markets, Inc., A ............................... United States 42,200 2,889,856
21,549,104
Chemicals 0.8%
Albemarle Corp. ...................................... United States 14,900 3,324,041
Commercial Services & Supplies 1.4%
Republic Services, Inc., A ............................... United States 38,500 5,897,045
Communications Equipment 1.8%
a
Arista Networks, Inc. ................................... United States 46,900 7,600,614
Containers & Packaging 0.7%
Avery Dennison Corp. .................................. United States 18,000 3,092,400
Electrical Equipment 1.6%
AMETEK, Inc. ........................................ United States 15,500 2,509,140
Rockwell Automation, Inc. ............................... United States 12,200 4,019,290
6,528,430
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., A .................................... United States 37,600 3,194,120
a
Zebra Technologies Corp., A ............................. United States 11,200 3,313,296
6,507,416
Energy Equipment & Services 0.4%
Halliburton Co. ....................................... United States 54,200 1,788,058
Entertainment 0.7%
a
ROBLOX Corp., A ..................................... United States 72,900 2,937,870
Financial Services 1.3%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,900 3,290,470

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
Toast, Inc., A ......................................... United States 89,900 $ 2,029,043
5,319,513
Food Products 1.1%
a
Freshpet, Inc. ........................................ United States 36,300 2,388,903
Lamb Weston Holdings, Inc. ............................. United States 19,900 2,287,505
4,676,408
Ground Transportation 1.7%
Old Dominion Freight Line, Inc. ........................... United States 19,650 7,265,588
Health Care Equipment & Supplies 6.0%
a
Dexcom, Inc. ......................................... United States 64,452 8,282,727
a
IDEXX Laboratories, Inc. ................................ United States 13,150 6,604,324
a
Inari Medical, Inc. ..................................... United States 34,700 2,017,458
a
Insulet Corp. ......................................... United States 15,700 4,526,938
a
Penumbra, Inc. ....................................... United States 10,400 3,578,224
25,009,671
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ..................................... United States 38,300 2,418,262
Health Care Technology 1.7%
a
Certara, Inc. ......................................... United States 39,900 726,579
a
Veeva Systems, Inc., A ................................. United States 32,700 6,465,771
7,192,350
Hotels, Restaurants & Leisure 7.3%
a
Cava Group, Inc. ...................................... United States 23,400 958,230
a
Chipotle Mexican Grill, Inc., A ............................ United States 4,930 10,545,270
Darden Restaurants, Inc. ............................... United States 33,800 5,647,304
a
DoorDash, Inc., A ..................................... United States 27,400 2,093,908
a
Expedia Group, Inc. ................................... United States 47,200 5,163,208
Vail Resorts, Inc. ...................................... United States 14,800 3,726,048
Wynn Resorts Ltd. .................................... United States 23,300 2,460,713
30,594,681
Household Durables 1.2%
a
NVR, Inc. ........................................... United States 782 4,966,185
Industrial REITs 0.7%
Terreno Realty Corp. ................................... United States 49,150 2,953,915
Interactive Media & Services 2.1%
a
Match Group, Inc. ..................................... United States 110,024 4,604,504
a
Pinterest, Inc., A ...................................... United States 149,800 4,095,532
8,700,036
IT Services 2.4%
a
Cloudflare, Inc., A ..................................... United States 45,700 2,987,409
a
Gartner, Inc. ......................................... United States 10,300 3,608,193
a
MongoDB, Inc., A ..................................... United States 8,000 3,287,920
9,883,522
Leisure Products 1.8%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 7,636,783
Life Sciences Tools & Services 5.0%
a
10X Genomics, Inc., A .................................. United States 48,800 2,724,992

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc. ............................... United States 41,700 $ 5,014,425
a
Mettler-Toledo International, Inc. .......................... United States 4,680 6,138,475
West Pharmaceutical Services, Inc. ........................ United States 17,800 6,807,966
20,685,858
Machinery 1.0%
IDEX Corp. .......................................... United States 16,950 3,648,657
a
Proterra, Inc. ......................................... United States 313,300 375,960
4,024,617
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc. .................................. United States 24,400 3,717,584
Coterra Energy, Inc. ................................... United States 77,200 1,953,160
Hess Corp. .......................................... United States 25,100 3,412,345
Targa Resources Corp. ................................. United States 28,000 2,130,800
11,213,889
Passenger Airlines 1.9%
a
Delta Air Lines, Inc. .................................... United States 164,900 7,839,346
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................... United States 109,800 4,018,680
Pharmaceuticals 0.7%
a
Jazz Pharmaceuticals plc ............................... United States 25,100 3,111,647
Professional Services 4.8%
a
CoStar Group, Inc. .................................... United States 39,550 3,519,950
Paychex, Inc. ........................................ United States 63,100 7,058,997
a
Paylocity Holding Corp. ................................. United States 20,950 3,865,904
TransUnion .......................................... United States 70,600 5,530,098
19,974,949
Residential REITs 0.9%
Equity LifeStyle Properties, Inc. ........................... United States 58,800 3,933,132
Semiconductors & Semiconductor Equipment 4.8%
a
Enphase Energy, Inc. .................................. United States 13,400 2,244,232
KLA Corp. ........................................... United States 3,900 1,891,578
a
Lattice Semiconductor Corp. ............................. United States 52,455 5,039,352
Monolithic Power Systems, Inc. ........................... United States 11,150 6,023,564
a
SiTime Corp. ......................................... United States 26,600 3,138,002
a
Wolfspeed, Inc. ....................................... United States 29,300 1,628,787
19,965,515
Software 11.7%
a
Alkami Technology, Inc. ................................. United States 120,625 1,977,044
a
ANSYS, Inc. ......................................... United States 17,500 5,779,725
a
Arteris, Inc. .......................................... United States 145,100 989,582
a
Atlassian Corp., A ..................................... United States 17,800 2,987,018
a
BILL Holdings, Inc. .................................... United States 26,048 3,043,709
a
Crowdstrike Holdings, Inc., A ............................. United States 44,300 6,506,341
a
Datadog, Inc., A ...................................... United States 36,600 3,600,708
a
Fair Isaac Corp. ...................................... United States 5,700 4,612,497
a
HubSpot, Inc. ........................................ United States 2,300 1,223,807
a
Monday.com Ltd. ...................................... United States 14,600 2,499,812
a
Synopsys, Inc. ....................................... United States 28,850 12,561,577

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Workday, Inc., A ...................................... United States 13,600 $ 3,072,104
48,853,924
Specialized REITs 0.7%
SBA Communications Corp., A ........................... United States 12,157 2,817,506
Specialty Retail 4.7%
a
AutoZone, Inc. ....................................... United States 2,300 5,734,728
a
Burlington Stores, Inc. .................................. United States 22,200 3,494,058
a
Five Below, Inc. ....................................... United States 18,550 3,645,817
a
Petco Health & Wellness Co., Inc., A ....................... United States 133,700 1,189,930
Tractor Supply Co. .................................... United States 25,537 5,646,231
19,710,764
Textiles, Apparel & Luxury Goods 2.2%
a
Lululemon Athletica, Inc. ................................ United States 23,800 9,008,300
Trading Companies & Distributors 2.0%
Fastenal Co. ......................................... United States 138,500 8,170,115
Total Common Stocks (Cost $287,279,896) .....................................
392,679,760
Convertible Preferred Stocks 1.2%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc., D ...................................... United States 48,915 834,527
a
Software 1.0%
a,c,d
Benchling, Inc., F ..................................... United States 35,200 596,051
a,c,d
Blaize, Inc., D ........................................ United States 11,970 18,750
a,c,d
Blaize, Inc., D ........................................ United States 194,302 304,350
a,c,d
Blaize, Inc., D-2 ...................................... United States 82,758 61,717
a,c,d
Databricks, Inc., G .................................... United States 25,878 1,953,271
a,c,d
OneTrust LLC, C ...................................... United States 82,367 1,234,681
4,168,820
Total Convertible Preferred Stocks (Cost $7,884,932) ............................
5,003,347
Warrants
Warrants 0.0%
Software 0.0%
a,c,d
Blaize, Inc., ......................................... United States 1 —
a,c,d
Blaize, Inc., 9/19/25 ................................... United States 8,275 —
a,c,d
Blaize, Inc., D, 2/28/24 ................................. United States 26,474 —
—
Total Warrants (Cost $7) ......................................................
—
Principal
Amount
*
Corporate Bonds 0.0%
†
c,d
Blaize, Inc. , 10% , 12/09/24 .............................. United States 64,369 64,375
Total Corporate Bonds (Cost $64,368) .........................................
64,375
Total Long Term Investments (Cost $295,229,203) ...............................
397,747,482
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 22,457,572 $ 22,457,572
Total Money Market Funds (Cost $22,457,572) ..................................
22,457,572
Total Short Term Investments (Cost $22,457,572 ) ................................
22,457,572
a
Total Investments (Cost $317,686,775) 100.8% ..................................
$420,205,054
Other Assets, less Liabilities (0.8)% ...........................................
(3,231,190)
Net Assets 100.0% ...........................................................
$416,973,864
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$3,290,470, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $295,229,203
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 22,457,572
Value - Unaffiliated issuers .................................................................. $397,747,482
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 22,457,572
Receivables:
Investment securities sold ................................................................... 137,181
Capital shares sold ........................................................................ 182,346
Dividends and interest ..................................................................... 143,092
Total assets .......................................................................... 420,667,673
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,090,017
Capital shares redeemed ................................................................... 214,452
Management fees ......................................................................... 259,839
Distribution fees .......................................................................... 71,642
Trustees' fees and expenses ................................................................. 843
Accrued expenses and other liabilities ........................................................... 57,016
Total liabilities ......................................................................... 3,693,809
Net assets, at value ................................................................. $416,973,864
Net assets consist of:
Paid-in capital ............................................................................. $344,637,971
Total distributable earnings (losses) ............................................................. 72,335,893
Net assets, at value ................................................................. $416,973,864
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $65,864,704
Shares outstanding ........................................................................ 4,252,982
Net asset value and maximum offering price per share ............................................. $15.49
Class 2:
Net assets, at value ....................................................................... $331,981,599
Shares outstanding ........................................................................ 27,409,314
Net asset value and maximum offering price per share ............................................. $12.11
Class 4:
Net assets, at value ....................................................................... $19,127,561
Shares outstanding ........................................................................ 1,467,760
Net asset value and maximum offering price per share ............................................. $13.03

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,153,945
Non-controlled affiliates (Note 3 e ) ............................................................. 497,569
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (153)
Non-controlled affiliates (Note 3 e ) ............................................................. 1,704
Total investment income ................................................................... 1,653,065
Expenses:
Management fees (Note 3 a ) ................................................................... 1,573,578
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 392,607
    Class 4 ................................................................................ 31,964
Custodian fees (Note 4 ) ...................................................................... 818
Reports to shareholders fees .................................................................. 13,444
Professional fees ........................................................................... 30,230
Trustees' fees and expenses .................................................................. 2,629
Other .................................................................................... 13,582
Total expenses ......................................................................... 2,058,852
Expense reductions (Note 4 ) ............................................................... 5
Expenses waived/paid by affiliates (Note 3e) ................................................... (40,132)
Net expenses ......................................................................... 2,018,725
Net investment income (loss) ............................................................ (365,660)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,461,019)
Foreign currency transactions ................................................................ 274
Net realized gain (loss) .................................................................. (2,460,745)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 58,621,004
Net realized and unrealized gain (loss) ............................................................ 56,160,259
Net increase (decrease) in net assets resulting from operations .......................................... $55,794,599

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin Small-Mid Cap Growth VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(365,660) $(1,629,759)
Net realized gain (loss) ................................................. (2,460,745) (27,503,917)
Net change in unrealized appreciation (depreciation) ........................... 58,621,004 (163,693,691)
Net increase (decrease) in net assets resulting from operations ................ 55,794,599 (192,827,367)
Distributions to shareholders:
Class 1 ............................................................. — (13,727,212)
Class 2 ............................................................. — (86,996,421)
Class 4 ............................................................. — (4,892,046)
Total distributions to shareholders .......................................... — (105,615,679)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (4,115,925) 22,252,629
Class 2 ............................................................. (5,672,097) 64,583,757
Class 4 ............................................................. (1,264,982) 5,230,808
Total capital share transactions ............................................ (11,053,004) 92,067,194
Net increase (decrease) in net assets ................................... 44,741,595 (206,375,852)
Net assets:
Beginning of period ..................................................... 372,232,269 578,608,121
End of period .......................................................... $416,973,864 $372,232,269

Franklin Templeton Variable Insurance Products Trust
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Notes to Financial Statements (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
June 30, 2023, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 3 0 , 202 3 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 258,043 $3,751,956 821,804 $13,714,783
Shares issued in reinvestment of distributions .......... — — 1,042,309 13,727,212
Shares redeemed ............................... (542,330) (7,867,881) (303,137) (5,189,366)
Net increase (decrease) .......................... (284,287) $(4,115,925) 1,560,976 $22,252,629
Class 2 Shares:
Shares sold ................................... 1,548,736 $17,737,581 1,666,536 $23,136,529
Shares issued in reinvestment of distributions .......... — — 8,421,725 86,996,421
Shares redeemed ............................... (2,067,924) (23,409,678) (3,269,675) (45,549,193)
Net increase (decrease) .......................... (519,188) $(5,672,097) 6,818,586 $64,583,757
Class 4 Shares:
Shares sold ................................... 55,173 $685,715 222,601 $3,473,405
Shares issued in reinvestment of distributions .......... — — 439,932 4,892,046
Shares redeemed ............................... (159,389) (1,950,697) (213,169) (3,134,643)
Net increase (decrease) .......................... (104,216) $(1,264,982) 449,364 $5,230,808
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.800% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
22
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 23,592,470 $ 37,049,534 $ (38,184,432) $ — $ — $ 22,457,572 22,457,572 $ 497,569
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $204,218 $4,036,537 $(4,240,755) $— $— $— — $1,704
Total Affiliated Securities ... $23,796,688 $41,086,071 $(42,425,187) $— $— $22,457,572 $499,273
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $24,488,751
Cost of investments .......................................................................... $320,554,005
Unrealized appreciation ........................................................................ $126,610,960
Unrealized depreciation ........................................................................ (26,959,911)
Net unrealized appreciation (depreciation) .......................................................... $99,651,049
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
23
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
65,422,915 and 74,390,534 respectively.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 596,051
1 Blaize, Inc. ................................. 1/19/23 6 —
64,369 Blaize, Inc., 10%, 12/09/24 ..................... 1/19/23 64,368 64,375
8,275 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — —
206,272 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 323,100
26,474 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — —
82,758 Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 61,717
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,953,271
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 7,636,783
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 834,527
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,234,681
Total Restricted Securities (Value is 3. 0 % of Net Assets) .............. $9,619,046 $12,704,505
*
The Principal amount is stated in U.S. dollars unless otherwise stated.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
24
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 10,558,126 $ — $ — $ 10,558,126
Automobile Components ................. 1,294,754 — — 1,294,754
Beverages ........................... 3,659,544 — — 3,659,544
Biotechnology ......................... 11,494,362 — — 11,494,362
Building Products ...................... 6,502,840 — — 6,502,840
Capital Markets ........................ 21,549,104 — — 21,549,104
Chemicals ........................... 3,324,041 — — 3,324,041
Commercial Services & Supplies ........... 5,897,045 — — 5,897,045
Communications Equipment .............. 7,600,614 — — 7,600,614
Containers & Packaging ................. 3,092,400 — — 3,092,400
Electrical Equipment .................... 6,528,430 — — 6,528,430
Electronic Equipment, Instruments &
Components ........................ 6,507,416 — — 6,507,416
Energy Equipment & Services ............. 1,788,058 — — 1,788,058
Entertainment ......................... 2,937,870 — — 2,937,870
Financial Services ...................... 2,029,043 3,290,470 — 5,319,513
Food Products ........................ 4,676,408 — — 4,676,408
Ground Transportation .................. 7,265,588 — — 7,265,588
Health Care Equipment & Supplies ......... 25,009,671 — — 25,009,671
Health Care Providers & Services .......... 2,418,262 — — 2,418,262
Health Care Technology ................. 7,192,350 — — 7,192,350
Hotels, Restaurants & Leisure ............. 30,594,681 — — 30,594,681
Household Durables .................... 4,966,185 — — 4,966,185
Industrial REITs ....................... 2,953,915 — — 2,953,915
Interactive Media & Services .............. 8,700,036 — — 8,700,036
IT Services ........................... 9,883,522 — — 9,883,522
Leisure Products ....................... — — 7,636,783 7,636,783
Life Sciences Tools & Services ............ 20,685,858 — — 20,685,858
Machinery ............................ 4,024,617 — — 4,024,617
Oil, Gas & Consumable Fuels ............. 11,213,889 — — 11,213,889
Passenger Airlines ..................... 7,839,346 — — 7,839,346
Personal Care Products ................. 4,018,680 — — 4,018,680
Pharmaceuticals ....................... 3,111,647 — — 3,111,647
Professional Services ................... 19,974,949 — — 19,974,949
Residential REITs ...................... 3,933,132 — — 3,933,132

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
25
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2023, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2023, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 19,965,515 $ — $ — $ 19,965,515
Software ............................. 48,853,924 — — 48,853,924
Specialized REITs ...................... 2,817,506 — — 2,817,506
Specialty Retail ........................ 19,710,764 — — 19,710,764
Textiles, Apparel & Luxury Goods .......... 9,008,300 — — 9,008,300
Trading Companies & Distributors .......... 8,170,115 — — 8,170,115
Convertible Preferred Stocks ................ — — 5,003,347 5,003,347
Warrants ............................... — — —
a
—
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 22,457,572 — — 22,457,572
Total Investments in Securities ........... $404,210,079 $3,290,470
b
$12,704,505 $420,205,054
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,290,470, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 7,201,036 $ — $ — $ — $ — $ — $ — $ 435,747 $ 7,636,783 $ 435,747
Software .......... — 6 (6) — — — 6 (6) —
c
(6)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 679,820 — — — — — — 154,707 834,527 154,707
Software .......... 3,620,472 — — — — — — 548,348 4,168,820 548,348
Warrants :
Software .......... 1,365 — — — — — — (1,365) —
c
(1,365)
Corporate Bonds :
Software .......... — 64,369 — — — — — 6 64,375 6
Total Investments in
Securities ............ $11,502,693 $64,375 $(6) $— $— $— $6 $1,137,437 $12,704,505 $1,137,437
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
26
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Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...........
$7,636,783 Recovery Discount of lack of
marketability
11.6% Decrease
EV / revenue multiple 5.2x Increase
All Other Investments
..........
5,067,722
b,c
Total
.......................
$12,704,505
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

VIP SA1 07/23
Franklin Small-Mid Cap Growth VIP Fund
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Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all mid-cap growth funds underlying VIPs.
The Board noted that the Fund’s annualized total return
for the one-, five- and 10-year periods was below the
median of its Performance Universe, but for the three-
year period was above the median of its Performance
Universe. The Board discussed this performance with
management and management reported that the Fund’s
three-year performance ended December 31, 2022
exceeded that of its benchmark, the Russell Mid-Cap
Growth Index. Management explained that the Fund’s
relative underperformance for the one-year period was
primarily due to stock selection across multiple sectors
and an underweight position in the energy sector, which
was the top performing sector in 2022. The Board noted
management’s representation that the Fund’s performance
had improved since November 2022, outperforming its
benchmark and the Performance Universe median year-
to-date 2023. Management then discussed with the Board
the actions that are being taken in an effort to improve
the performance of the Fund, including enhancements to
its investment processes. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
13 other mid-cap growth funds underlying VIPs. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its respective
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses

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Shareholder Information
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Semiannual Report
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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Shareholder Information
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Semiannual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

723 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Small-Mid Cap Growth VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Strategic
Income VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 36
Notes to Financial Statements 40
Statement of Additional Information 57
Shareholder Information 58

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Semiannual Report
Franklin Strategic Income VIP Fund
This semiannual report for Franklin Strategic Income VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks a high level of current income, with capital
appreciation over the long term as a secondary goal. Under
normal market conditions, the Fund invests primarily to
predominantly in U.S. and foreign debt securities, including those in emerging markets.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. For comparison, the
Fund’s benchmark, the Bloomberg U.S. Aggregate Bond
Index, posted a +2.09% total return for the period under
review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin Strategic Income
VIP Fund. We look forward to serving your future investment
needs.
Portfolio Composition
6/30/23
% of Total Net
Assets
Corporate Bonds 48.6%
U.S. Government and Agency Securities 20.9%
Mortgage-Backed Securities 6.2%
Management Investment Companies 5.1%
Asset-Backed Securities 4.9%
Residential Mortgage-Backed Securities 3.2%
Foreign Government and Agency Securities 2.3%
Marketplace Loans 1.8%
Other
*
1.1%
Short-Term Investments & Other Net Assets 5.9%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this repor t.
1. Source: Morningstar. Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-
throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
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1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Share Class
6-Month Total
Return
1 +3.29%
2 +3.26%
4 +3.23%

Your Fund’s Expenses
Franklin Strategic Income VIP Fund
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,032.90 $3.79 $1,021.06 $3.77 0.75%
2 $1,000 $1,032.60 $5.05 $1,019.82 $5.02 1.00%
4 $1,000 $1,032.30 $5.55 $1,019.33 $5.52 1.10%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.09 $10.64 $10.76 $10.93 $10.65 $11.15
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.37 0.33 0.36 0.45 0.47
Net realized and unrealized gains (losses) 0.09 (1.49) (0.08) 0.01 0.43 (0.65)
Total from investment operations ........ 0.30 (1.12) 0.25 0.37 0.88 (0.18)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.44) (0.43) (0.37) (0.54) (0.60) (0.32)
Net asset value, end of period .......... $8.95 $9.09 $10.64 $10.76 $10.93 $10.65
Total return
d
....................... 3.29% (10.46)% 2.28% 3.75% 8.41% (1.65)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.77% 0.78% 0.75% 0.71% 0.67%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.70% 0.74% 0.73% 0.68% 0.63%
Net investment income ............... 4.64% 3.84% 3.11% 3.46% 4.09% 4.28%
Supplemental data
Net assets, end of period (000’s) ........ $185,302 $189,767 $248,352 $261,409 $285,437 $302,610
Portfolio turnover rate ................ 22.19% 63.64% 58.28%
g
114.19% 114.89%
g
107.90%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 22.19% 63.64% 43.00%
g
73.45% 72.45%
g
40.38%
g
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.73 $10.23 $10.36 $10.55 $10.28 $10.76
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.33 0.29 0.33 0.40 0.42
Net realized and unrealized gains (losses) 0.10 (1.43) (0.07) —
d
0.42 (0.61)
Total from investment operations ........ 0.29 (1.10) 0.22 0.33 0.82 (0.19)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.42) (0.40) (0.35) (0.52) (0.55) (0.29)
Net asset value, end of period .......... $8.60 $8.73 $10.23 $10.36 $10.55 $10.28
Total return
e
....................... 3.26% (10.75)% 2.11% 3.43% 8.05% (1.77)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.02% 1.03% 1.01% 0.96% 0.92%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.00% 0.95% 0.99% 0.99% 0.93% 0.88%
Net investment income ............... 4.39% 3.59% 2.86% 3.23% 3.84% 4.03%
Supplemental data
Net assets, end of period (000’s) ........ $73,494 $73,617 $89,733 $100,758 $94,928 $89,264
Portfolio turnover rate ................ 22.19% 63.64% 58.28%
h
114.19% 114.89%
h
107.90%
h
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 22.19% 63.64% 43.00%
h
73.45% 72.45%
h
40.38%
h
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.01 $10.54 $10.66 $10.83 $10.56 $11.04
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.33 0.29 0.32 0.41 0.43
Net realized and unrealized gains (losses) 0.09 (1.47) (0.07) 0.01 0.42 (0.64)
Total from investment operations ........ 0.29 (1.14) 0.22 0.33 0.83 (0.21)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.40) (0.39) (0.34) (0.50) (0.56) (0.27)
Net asset value, end of period .......... $8.90 $9.01 $10.54 $10.66 $10.83 $10.56
Total return
d
....................... 3.23% (10.84)% 2.06% 3.34% 7.93% (1.88)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.12% 1.13% 1.10% 1.06% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.10% 1.05% 1.09% 1.09% 1.03% 0.98%
Net investment income ............... 4.29% 3.48% 2.76% 3.12% 3.74% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $36,577 $37,419 $50,381 $51,709 $54,485 $60,763
Portfolio turnover rate ................ 22.19% 63.64% 58.28%
g
114.19% 114.89%
g
107.90%
g
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 22.19% 63.64% 43.00%
g
73.45% 72.45%
g
40.38%
g
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Energy Equipment & Services 0.3%
b
Weatherford International plc ............................. United States 13,794 916,198
Media 0.1%
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 28,501
b
iHeartMedia, Inc., A .................................... United States 8,526 31,035
59,536
Oil, Gas & Consumable Fuels 0.2%
b
Amplify Energy Corp. .................................. United States 431 2,918
Birch Permian Holdings, Inc. ............................. United States 39,385 590,775
593,693
Total Common Stocks (Cost $1,965,020) .......................................
1,569,427
Management Investment Companies 5.1%
Capital Markets 5.1%
d
Franklin Floating Rate Income Fund ....................... United States 1,908,451 15,134,017
Total Management Investment Companies (Cost $16,536,608) ....................
15,134,017
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g,h
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 31,172 3,070
Total Convertible Bonds (Cost $8,606) .........................................
3,070
Corporate Bonds 48.6%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 630,666
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 693,700
h
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 900,000 896,411
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 400,000 402,016
2,622,793
Air Freight & Logistics 0.3%
h
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 284,890
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 519,996
804,886
Automobile Components 0.9%
h
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 300,000 305,004
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 200,000 202,398
h
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 781,000
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 253,701

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 $ 490,215
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 722,337
2,754,655
Automobiles 0.2%
h
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 800,000 683,466
Banks 6.0%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 235,408
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 800,000 752,572
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 1,000,000 960,778
h
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 400,000 381,595
Senior Note, 144A, 2.219% to 6/08/25, FRN thereafter, 6/09/26 . France 500,000 462,681
h
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 698,279
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,598,679
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 664,263
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 239,640
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 874,052
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 538,256
JPMorgan Chase & Co. ,
g
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 213,000 213,686
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,156,533
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 846,392
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 700,000 684,810
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 462,271
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 900,000 889,513
i
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 500,000 501,557
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 900,000 878,187
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 689,850
h
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 800,000 627,482
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 700,000 612,422
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 979,072
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 793,326
h
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 394,763
Wells Fargo & Co. , Senior Note , 4.54% to 8/14/25, FRN thereafter ,
8/15/26 ........................................... United States 500,000 488,765
17,624,832

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 $ 744,619
h
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 857,935
1,602,554
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 633,440
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 400,000 373,538
Senior Bond, 5.25%, 3/02/33 ........................... United States 700,000 701,227
1,708,205
Broadline Retail 0.0%
a,e,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,360 —
a,e,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 564,697 —
—
Building Products 0.8%
h
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 300,000 283,896
h
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 473,862
h
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 800,000 794,000
h
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 466,123
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 173,399
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 161,229
2,352,509
Capital Markets 2.2%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 787,297
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 400,000 296,006
Senior Note, 5.7%, 11/01/24 ........................... United States 500,000 499,434
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 291,919
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 889,905
h
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 800,000 689,199
Morgan Stanley , Senior Bond , 3.591% , 7/22/28 ...............
United States 809,000 747,105
h
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 967,654
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 400,000 384,723
h
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 300,000 298,180
h
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 700,000 693,389
6,544,811

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.7%
h
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 $ 583,818
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 450,000 447,986
h
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 596,729
h
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 261,234
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 698,761
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 400,000 394,096
h
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 771,069
e,h
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 199,500
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 100,000 98,154
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 783,555
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 174,033
h
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 83,946
5,092,881
Commercial Services & Supplies 0.7%
h
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 347,719
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 882,956
h
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 889,245
2,119,920
Construction & Engineering 0.2%
h
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 600,000 538,219
Construction Materials 0.2%
h
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 700,000 709,667
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 402,120
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 400,000 403,740
h
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 300,000 296,660
h
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 682,191
1,784,711
Consumer Staples Distribution & Retail 0.2%
h
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 700,000 606,624
Containers & Packaging 1.5%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 300,000 254,516
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 500,000 466,326
h
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 500,000 451,900
h
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 74,358
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 200,000 202,750
h
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 433,509
h
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 531,295
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 122,170
Senior Note, 144A, 6.125%, 2/01/28 ..................... United States 900,000 894,346

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 700,000 $ 673,018
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 325,600
4,429,788
Distributors 0.2%
h
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 300,000 311,602
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 200,000 201,834
513,436
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 726,400
Diversified REITs 0.7%
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 293,848
h
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 693,222
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 800,000 643,531
Senior Bond, 3.25%, 9/13/49 ........................... United States 700,000 471,234
2,101,835
Diversified Telecommunication Services 1.0%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 500,000 244,363
h
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 151,260
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 557,544
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 700,000 559,602
h
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 283,417
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 553,596
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 125,335
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 335,688
2,810,805
Electric Utilities 1.6%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 600,000 504,458
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 100,000 100,793
h
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 770,056
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,216,303
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 370,000 371,556
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 342,669
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 90,365
h
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 964,543
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 443,552
4,804,295

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 $ 190,086
h
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 811,704
1,001,790
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 771,960
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 773,969
1,545,929
Energy Equipment & Services 0.1%
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 377,158
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 293,230
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,035,302
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ......
United States 300,000 274,371
1,602,903
Financial Services 0.2%
h
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 569,630
Food Products 0.8%
h
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 160,800
h
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 900,000 879,902
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 150,032
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 300,000 298,087
h
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 613,795
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 400,000 324,920
2,427,536
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 206,198
Ground Transportation 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 474,379
h
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 1,000,000 848,260
h
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 448,115
1,770,754
Health Care Equipment & Supplies 0.4%
h
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 500,000 539,053
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 500,000 500,449
1,039,502
Health Care Providers & Services 2.0%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 280,773
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 85,572
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 184,268
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 516,204
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 159,640

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 100,000 $ 62,562
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 617,542
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 400,000 319,403
Senior Bond, 2.7%, 8/21/40 ............................ United States 600,000 419,279
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 687,670
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 116,426
h
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 600,000 615,132
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 87,705
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 600,000 452,328
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 172,270
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ...
United States 1,000,000 986,950
5,763,724
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 400,000 336,916
Senior Bond, 3.5%, 3/15/31 ............................ United States 300,000 207,008
543,924
Health Care Technology 0.3%
h
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 800,000 808,899
Hotel & Resort REITs 0.1%
h
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 343,360
Hotels, Restaurants & Leisure 1.3%
h
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 600,000 609,906
h
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 400,000 357,761
h
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 438,330
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 714,809
h
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 800,000 678,068
h
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 179,757
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,000,000 742,010
3,720,641
Household Durables 0.1%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 400,000 341,544
Household Products 0.3%
h
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 412,923
h
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 328,428
741,351

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 1.2%
h
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 900,000 $ 803,051
h
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 497,012
h
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 581,539
h
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 892,126
h
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 800,000 828,744
3,602,472
Insurance 1.2%
h
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 300,000 300,308
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 600,000 595,712
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 734,195
h
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 1,100,000 1,096,058
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 300,000 284,702
h
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 600,000 595,819
3,606,794
Interactive Media & Services 0.5%
Meta Platforms, Inc. , Senior Note , 4.8% , 5/15/30 ..............
United States 700,000 700,945
h,j
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 900,000 748,184
1,449,129
IT Services 1.3%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 754,943
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 654,577
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 400,000 352,490
h
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 879,503
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,127,405
3,768,918
Machinery 0.5%
h
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 358,429
h
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 600,000 612,903
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 388,166
1,359,498
Media 1.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,046,543
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 314,492
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 200,000 181,843

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 .................
United States 600,000 $ 593,984
h
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 271,144
h
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 700,000 634,767
h
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 400,000 298,263
h
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 300,000 196,770
h
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 1,000,000 869,942
4,407,748
Metals & Mining 0.9%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 596,307
h
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 700,000 679,326
h
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 850,000 846,544
h
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 504,610
2,626,787
Mortgage Real Estate Investment Trusts (REITs) 0.3%
h
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 896,287
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,076,728
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 600,000 587,365
1,664,093
Oil, Gas & Consumable Fuels 5.2%
h
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 745,359
h
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 598,000 607,325
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 386,697
h
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 300,000 303,765
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 400,000 406,020
h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 700,000 654,336
h
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 800,000 750,256
h
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 431,384
h
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 881,181
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 180,605
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,048,972
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 96,869
h
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 101,054
h
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 354,840 302,162
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 626,589
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 178,575
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 181,296

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
h
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 $ 761,196
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,255,847
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,522,496
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 493,084
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,065,985
h
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 1,000,000 1,060,485
h
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 258,413
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 262,353
h
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 700,000 706,655
15,268,959
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 597,922
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 320,469
918,391
Passenger Airlines 0.5%
h
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 583,127
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 920,000 900,331
h
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 95,101
1,578,559
Personal Care Products 1.4%
h
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 700,000 705,159
h
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ............ United States 800,000 738,464
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 1,000,000 983,699
h
Kenvue, Inc. , Senior Note , 144A, 5.05% , 3/22/28 .............. United States 900,000 907,852
h
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 375,585
h
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 414,617
4,125,376
Pharmaceuticals 1.1%
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 843,760
h
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 247,909
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 622,024
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 345,000 343,834
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 356,335
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 817,345
3,231,207

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 0.2%
h
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 $ 399,136
h
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 350,000 123,131
h
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 174,967
697,234
Residential REITs 0.1%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 421,163
Software 0.1%
h
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 500,000 435,279
Specialized REITs 0.3%
h
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 800,000 802,210
Specialty Retail 0.2%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 100,000 98,926
Senior Note, 5.95%, 3/09/28 ........................... United States 100,000 98,746
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 187,152
h
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 200,000 141,530
526,354
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 165,424
Textiles, Apparel & Luxury Goods 0.2%
h
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 500,000 504,383
Tobacco 0.7%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,059,996
h
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 287,846
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 800,000 798,679
2,146,521
Trading Companies & Distributors 0.7%
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 953,569
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 300,000 287,723
h
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 700,000 714,669
1,955,961
Transportation Infrastructure 0.0%
†
h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 180,000 118,021
Wireless Telecommunication Services 0.5%
e,f,h
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,996 8,974
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 351,192
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,198,425
1,558,591
Total Corporate Bonds (Cost $160,040,546) .....................................
143,577,494

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Marketplace Loans 1.8%
a
Financial Services 1.8%
a a a a a a
Total Marketplace Loans (Cost $5,824,113) .....................................
$ 5,173,257
Foreign Government and Agency Securities 2.3%
h
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
l
1,400,000 1,185,632
h
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
l
1,200,000 1,099,104
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,272,485
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,226,797
h
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 791,238
h
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 200,000 199,824
h
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 299,108
h
Petroleos Mexicanos , Senior Bond , 144A, 10% , 2/07/33 ........ Mexico 300,000 275,062
h
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 483,322
Total Foreign Government and Agency Securities (Cost $8,493,855) ...............
6,832,572
U.S. Government and Agency Securities 20.9%
FFCB , 2.1%, 2/25/36 ...................................
United States 805,000 605,535
U.S. Treasury Bonds ,
3%, 2/15/48 ........................................ United States 1,650,000 1,392,187
3%, 8/15/48 ........................................ United States 800,000 675,453
3.375%, 11/15/48 .................................... United States 500,000 452,090
3%, 2/15/49 ........................................ United States 1,800,000 1,523,426
U.S. Treasury Notes ,
2.5%, 4/30/24 ...................................... United States 3,100,000 3,026,133
2.125%, 9/30/24 ..................................... United States 3,400,000 3,270,176
4.25%, 9/30/24 ..................................... United States 3,300,000 3,257,203
1.5%, 2/15/25 ...................................... United States 9,800,000 9,251,621
3.5%, 9/15/25 ...................................... United States 3,400,000 3,308,691
4.25%, 10/15/25 ..................................... United States 8,700,000 8,604,164
2.875%, 11/30/25 .................................... United States 3,400,000 3,259,484
m
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,409,316
3.625%, 5/15/26 ..................................... United States 400,000 390,297
2%, 11/15/26 ....................................... United States 3,900,000 3,608,262
2.25%, 2/15/27 ..................................... United States 1,400,000 1,302,164
4.125%, 9/30/27 ..................................... United States 4,100,000 4,077,818
3.5%, 1/31/28 ...................................... United States 500,000 485,605
2.75%, 2/15/28 ..................................... United States 300,000 282,018
1.25%, 4/30/28 ..................................... United States 180,000 157,286
1.25%, 9/30/28 ..................................... United States 200,000 173,180
1.5%, 11/30/28 ...................................... United States 550,000 481,218
3.5%, 1/31/30 ...................................... United States 3,130,000 3,037,934
2.875%, 5/15/32 ..................................... United States 1,300,000 1,205,572
2.75%, 8/15/32 ..................................... United States 800,000 733,547
4.125%, 11/15/32 .................................... United States 2,200,000 2,248,469
3.5%, 2/15/33 ...................................... United States 1,400,000 1,363,906
Total U.S. Government and Agency Securities (Cost $62,734,469) .................
61,582,755

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 4.9%
Commercial Services & Supplies 0.1%
h,n
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.21% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 . ......................... United States 250,000 $ 238,573
Financial Services 4.8%
h,n
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 8.349% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 1,000,000 854,668
h,n
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 6.75% , ( 3-month
USD LIBOR + 1.5% ), 10/20/29 . ......................... United States 460,000 450,606
h,n
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.46% ,
( 3-month USD LIBOR + 2.2% ), 10/15/31 . .................. United States 1,213,000 1,144,568
h,n
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 8.16% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 . ......... United States 300,000 269,013
h,n
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 6.71% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 . ......................... United States 1,500,000 1,445,066
h,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 16.927%, 1/15/45 ................ United States 67,191 63,164
2019-52, PT, 144A, FRN, 14.755%, 1/15/45 ................ United States 78,434 73,943
2019-S8, PT, 144A, FRN, 11.867%, 1/15/45 ................ United States 36,525 33,854
2020-2, PT, 144A, FRN, 15.074%, 3/15/45 ................. United States 72,889 68,716
2020-7, PT, 144A, FRN, 17.661%, 4/17/45 ................. United States 39,053 36,136
h,n
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.3% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 2,400,000 2,349,000
h
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,224,778 1,081,112
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 443,690 381,287
h,n
LCM XVII LP , 17A , BRR , 144A, FRN , 6.86% , ( 3-month USD LIBOR
+ 1.6% ), 10/15/31 . ................................... United States 350,000 339,678
h,n
LCM XVIII LP , 18A , DR , 144A, FRN , 8.05% , ( 3-month USD LIBOR +
2.8% ), 4/20/31 . ..................................... United States 770,000 647,856
h,n
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 6.66% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 . .......................... United States 1,500,000 1,467,236
h,n
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.365% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 591,108 585,241
h,n
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.073% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 250,000 244,684
h,n
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.23% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ............ United States 500,000 496,333
h,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.575%, 3/15/26 ................ United States 37,885 36,748
2020-PT2, A, 144A, FRN, 19.873%, 4/15/26 ................ United States 45,698 43,567
2020-PT3, A, 144A, FRN, 9.523%, 5/15/26 ................. United States 14,641 13,555
h,n
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.46% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 1,300,000 1,294,461
h,o
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
16.663% , 2/15/26 . ................................... United States 36,547 35,661
h,n
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 7.179% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 734,604
14,190,757
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 68,500 65,443
Total Asset-Backed Securities (Cost $15,319,960) ...............................
14,494,773

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
h,n
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.893%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 250,000 $ 242,221
2021-VOLT, B, 144A, FRN, 6.143%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 383,596
2022-LP2, A, 144A, FRN, 6.16%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 881,970 856,304
o
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 186,216 115,175
1,597,296
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,707,808) .................
1,597,296
Mortgage-Backed Securities 6.2%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,282 4,152
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.0%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 74,125 74,112
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 55,974 56,338
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 55,254 56,436
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 5,093 5,238
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 806 823
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 110 113
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 3,812,098 3,116,621
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,645,176 2,485,427
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 6,094,483 5,864,321
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 3,014,482 3,004,965
14,664,394
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 26,895 26,565
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 14,207 14,212
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,856,824 1,650,847
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 588,984 563,520
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,238,936 1,216,197
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 37,501 38,945
3,483,721
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 71,512 72,082
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 8,680 8,616
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 728 745
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,554 1,510
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 20,693 20,793
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 30,860 32,301
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 12,685 12,995
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 3,739 3,798
152,840
Total Mortgage-Backed Securities (Cost $18,928,365) ............................
18,331,672
Residential Mortgage-Backed Securities 3.2%
Financial Services 3.2%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 93,414 91,359

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
BRAVO Residential Funding Trust, (continued)
o
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 334,077 $ 312,831
h,o
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 81,973 76,756
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 192,236 177,948
h,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 379,643 361,979
n
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.15%, (1-month USD LIBOR + 4%), 8/25/24 United States 30,224 30,569
2014-DN4, M3, FRN, 9.7%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 172,315 175,792
2015-DNA1, M3, FRN, 8.45%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 29,629 29,972
2016-DNA2, M3, FRN, 9.8%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 547,875 574,250
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 10.4%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 80,771 81,690
2014-C01, M2, FRN, 9.55%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 145,785 148,368
2014-C02, 2M2, FRN, 7.75%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 129,631 130,805
2014-C03, 2M2, FRN, 8.05%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 19,787 19,991
2015-C01, 1M2, FRN, 9.45%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 143,209 148,114
2015-C02, 1M2, FRN, 9.15%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 408,312 421,004
2015-C03, 1M2, FRN, 10.15%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 582,415 611,577
2016-C01, 1M2, FRN, 11.9%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 89,293 95,587
2016-C03, 1M2, FRN, 10.45%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 487,646 518,801
2017-C04, 2M2, FRN, 8%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 376,161 384,036
h,o
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,289,638 1,110,627
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 413,163 354,182
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 745,400 642,944
h,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 608,084 579,328
h,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 268,144 230,139
h,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 864,868 741,404
h,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 151,968 129,335
h,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,582,726 1,368,103
9,547,491
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $10,659,718) .................
9,547,491
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
b
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 $ 4,253
Total Escrows and Litigation Trusts (Cost $243,000) .............................
4,253
Total Long Term Investments (Cost $302,462,068) ...............................
277,848,077
a
Short Term Investments 5.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.0%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 14,626,774 14,626,774
Total Money Market Funds (Cost $14,626,774) ..................................
14,626,774
Total Short Term Investments (Cost $14,626,774 ) ................................
14,626,774
a
Total Investments (Cost $317,088,842) 99.1% ...................................
$292,474,851
Other Assets, less Liabilities 0.9% .............................................
2,898,609
Net Assets 100.0% ...........................................................
$295,373,460
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
See Note 7 regarding credit risk and defaulted securities.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $110,299,546, representing 37.3% of net assets.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
Variable interest entity (VIE). See the Fund’s statement of information regarding investments made through a VIE structure.
k
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security is adjusted for inflation. See Note 1(h).
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
At June 30, 2023, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 1.8%
Freedom Financial Asset Management LLC
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 $ 2,409 $ 2,424
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 2,004 2,017
APP-11925836.FP.FTS.B, 5.99%, 3/12/24 . 4,188 544
APP-12933568.FP.FTS.B, 5.99%, 4/01/24 . 3,338 3,361
APP-14139528.FP.FTS.B, 5.99%, 6/10/24 . 4,758 4,814
APP-14479194.FP.FTS.B, 16.99%, 7/11/24 9,507 9,593
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 4,840 4,876
APP-12232118.FP.FTS.B, 5.99%, 9/23/24 . 1,521 1,525
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 11,630 11,727
APP-11766036.FP.FTS.B, 23.74%, 12/18/24 17,473 4,096
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 6,843 6,853
APP-11798383.FP.FTS.B, 19.99%, 2/01/25 6,220 6,186
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 10,504 10,593
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 9,710 9,795
APP-14135500.FP.FTS.B, 14.49%, 4/25/25 16,752 16,878
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 23,237 23,440
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 6,261 6,260
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 21,069 21,226
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 21,430 21,659
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 19,938 20,161
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 11,286 11,520
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 27,754 28,148
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 15,115 15,366
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 13,376 13,582
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 9,950 10,076
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 18,287 18,547
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 11,944 12,035
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 16,735 16,987
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 11,312 11,297
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 17,373 17,633
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 27,945 28,371
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 16,165 16,304
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 23,326 23,705
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 34,050 34,325
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 35,147 35,676
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 18,866 19,158
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 37,903 38,537
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 39,469 40,043
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 16,110 16,235
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 4,725 4,633
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 27,063 27,475
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 8,119 8,219
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 15,822 16,076
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 23,035 14,234
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 23,714 24,076
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 34,110 34,672
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 16,599 16,752
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 16,107 16,354
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 12,750 12,967
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 12,295 12,411
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 31,780 32,156
APP-13705025.FP.FTS.B, 10.84%, 5/14/27 24,385 24,707
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 16,981 16,989
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 41,897 42,385
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 $ 35,824 $ 36,360
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 30,446 30,887
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 25,589 25,713
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 13,466 13,530
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 14,638 14,800
APP-13694837.FP.FTS.B, 14.34%, 5/27/27 39,511 11,302
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 13,889 14,031
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 11,146 11,277
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 30,053 30,494
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 33,237 33,723
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 16,828 17,065
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 11,253 11,415
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 33,343 33,871
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 14,242 14,402
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 9,462 9,569
APP-14837945.FP.FTS.B, 18.49%, 7/10/27 21,192 6,544
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 24,470 24,792
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 16,920 17,155
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 8,987 9,115
APP-14939586.FP.FTS.B, 14.24%, 7/22/27 12,023 12,177
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 26,147 26,364
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 43,424 43,729
APP-14831064.FP.FTS.B, 11.74%, 8/04/27 34,448 34,876
APP-14861817.FP.FTS.B, 11.99%, 10/05/27 17,618 17,791
APP-14959631.FP.FTS.B, 17.74%, 2/22/28 46,519 47,227
1,447,888
LendingClub Corp. - LCX
158759739.LC.FTS.B, 16.12%, 11/25/24 .. 9,010 8,805
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 7,553 7,318
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 12,625 12,206
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 4,693 4,568
166979816.LC.FTS.B, 15.24%, 2/24/25 ... 6,427 6,242
167106425.LC.FTS.B, 18.62%, 2/28/25 ... 4,662 173
165954765.LC.FTS.B, 20.55%, 3/20/25 ... 6,168 6,012
45,324
LendingClub Corp. - LCX PM
171026131.LC.FTS.B, 14.02%, 10/08/23 .. 2,922 2,910
171023265.LC.FTS.B, 17.3%, 10/08/23 ... 829 824
171077226.LC.FTS.B, 10.19%, 10/13/23 .. 307 304
172927033.LC.FTS.B, 10.81%, 12/24/23 .. 1,507 1,489
173276655.LC.FTS.B, 18.24%, 12/24/23 .. 1,032 1,032
174324177.LC.FTS.B, 14.99%, 2/03/24 ... 1,311 1,302
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 8,484 8,281
170676409.LC.FTS.B, 17.3%, 10/13/25 ... 6,875 6,686
171176757.LC.FTS.B, 18.24%, 10/27/25 .. 6,055 5,886
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 6,559 6,441
174350163.LC.FTS.B, 18.44%, 2/15/26 ... 8,496 8,252
43,407
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... 2,221 2,179
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 974 975
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 5,097 5,102

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1627820.PS.FTS.B, 12.15%, 9/28/24 .... $ 2,445 $ 2,390
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 9,900 9,659
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 4,625 4,521
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 1,007 989
1628909.PS.FTS.B, 17.96%, 9/29/24 .... 3,827 3,820
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 3,030 2,931
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 3,586 3,537
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 6,703 6,617
1645598.PS.FTS.B, 16.2%, 10/31/24 .... 2,306 2,285
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 5,268 5,105
1653314.PS.FTS.B, 13.2%, 11/09/24 .... 1,563 1,516
1654279.PS.FTS.B, 12.4%, 11/11/24 ..... 4,680 4,527
1650962.PS.FTS.B, 13.81%, 11/29/24 .... 6,681 –
1686771.PS.FTS.B, 12%, 12/16/24 ...... 3,539 3,432
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 1,990 1,938
1680232.PS.FTS.B, 15.5%, 12/16/24 .... 11,146 10,818
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 3,299 3,237
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 4,518 4,441
1686723.PS.FTS.B, 18.4%, 12/16/24 .... 1,294 179
1673696.PS.FTS.B, 24.3%, 12/16/24 .... 4,641 1,216
1681375.PS.FTS.B, 16.02%, 12/20/24 ... 672 661
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 4,955 4,811
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 2,911 2,816
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 1,173 1,135
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 2,917 2,823
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 5,733 5,546
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 1,212 1,202
1694578.PS.FTS.B, 19.83%, 1/23/25 .... 2,715 2,619
1701777.PS.FTS.B, 15.1%, 1/25/25 ..... 5,018 655
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 8,302 8,099
1692122.PS.FTS.B, 13%, 2/01/25 ....... 18,537 17,929
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... 6,695 6,474
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 4,980 4,809
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 3,133 3,061
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 1,256 1,227
1722672.PS.FTS.B, 10.5%, 2/16/25 ..... 3,561 3,443
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 12,214 11,803
1721001.PS.FTS.B, 18.6%, 2/23/25 ..... 6,096 1,526
1718530.PS.FTS.B, 24.4%, 2/28/25 ..... 2,692 2,644
1721323.PS.FTS.B, 16.4%, 3/07/25 ..... 4,519 4,360
1720980.PS.FTS.B, 19.56%, 3/08/25 .... 4,322 4,193
1749430.PS.FTS.B, 23.59%, 4/05/25 .... 6,502 –
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 3,272 3,150
1744403.PS.FTS.B, 13.9%, 4/07/25 ..... 6,049 1,421
1754061.PS.FTS.B, 16%, 4/07/25 ....... 5,366 207
1752829.PS.FTS.B, 18.09%, 4/11/25 .... 1,347 1,306
1754218.PS.FTS.B, 22.6%, 4/12/25 ..... 1,476 380
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... 6,750 6,482
1759842.PS.FTS.B, 22.9%, 4/15/25 ..... 3,102 3,025
1754544.PS.FTS.B, 16.1%, 4/18/25 ..... 6,719 6,436
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 5,343 5,169
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 14,702 14,215
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 6,472 6,285
1611667.PS.FTS.B, 12.6%, 8/20/26 ..... 4,767 1,026
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 4,622 4,477
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 5,032 4,876
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 13,568 13,119
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 10,512 10,162
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1648942.PS.FTS.B, 11.89%, 10/27/26 .... $ 4,743 $ 4,589
1645184.PS.FTS.B, 16.9%, 10/27/26 .... 70 70
1645643.PS.FTS.B, 18.5%, 10/27/26 .... 8,381 8,274
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 3,980 4,030
1646399.PS.FTS.B, 10.5%, 10/28/26 .... 8,114 7,851
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 18,440 18,024
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 7,444 7,284
1646507.PS.FTS.B, 16%, 11/02/26 ...... 12,250 11,804
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 11,129 10,704
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 7,463 7,178
1660821.PS.FTS.B, 12.5%, 11/05/26 .... 11,209 10,780
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 3,835 3,732
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 5,418 5,271
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 7,760 7,469
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 1,599 1,556
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 11,303 10,844
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 9,344 9,004
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 5,943 5,732
1660294.PS.FTS.B, 15.2%, 11/21/26 .... 9,085 8,717
1686732.PS.FTS.B, 12.62%, 12/16/26 ... 4,098 212
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 5,968 5,816
1673687.PS.FTS.B, 25.6%, 12/16/26 .... 8,206 8,128
1674302.PS.FTS.B, 18.33%, 12/17/26 ... 14,085 13,673
1674281.PS.FTS.B, 21%, 12/17/26 ...... 2,243 2,229
1675325.PS.FTS.B, 14%, 12/20/26 ...... 15,259 14,670
1673693.PS.FTS.B, 12.5%, 1/01/27 ..... 11,903 11,475
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 3,843 3,691
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 3,849 3,705
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 8,205 7,857
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 11,579 11,146
1694569.PS.FTS.B, 10.5%, 1/15/27 ..... 5,373 5,170
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 6,457 6,234
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 10,664 10,275
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 6,209 5,979
1691666.PS.FTS.B, 11.88%, 1/19/27 .... 6,212 5,984
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 5,770 5,734
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 3,103 2,991
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 26,964 25,878
1694423.PS.FTS.B, 15%, 1/24/27 ....... 11,807 11,347
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 5,439 5,249
1709019.PS.FTS.B, 19%, 1/25/27 ....... 9,647 9,414
1705047.PS.FTS.B, 17.54%, 2/01/27 .... 12,018 11,643
1702634.PS.FTS.B, 21.95%, 2/04/27 .... 11,573 11,344
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,563 1,505
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 7,906 7,609
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 14,714 14,173
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 8,051 7,699
1715326.PS.FTS.B, 16.83%, 2/15/27 .... 13,332 12,902
1716949.PS.FTS.B, 11.77%, 2/17/27 .... 11,839 11,397
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 14,638 14,030
1708016.PS.FTS.B, 12.62%, 2/24/27 .... 15,880 15,279
1709231.PS.FTS.B, 13.7%, 2/26/27 ..... 11,576 11,061
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 14,715 14,051
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 6,497 6,269
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 12,701 12,098
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 8,463 8,057
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 4,129 3,925
1751788.PS.FTS.B, 15.7%, 4/08/27 ..... 9,075 –

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1743635.PS.FTS.B, 13.1%, 4/13/27 ..... $ 10,181 $ 9,789
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 25,799 24,834
1648285.PS.FTS.B, 12.62%, 9/26/27 .... 6,667 3,061
1700734.PS.FTS.B, 16.2%, 12/24/27 .... 22,093 21,239
796,721
Upgrade, Inc. - Card
992398221.UG.FTS.B, 19.3%, 4/03/24 ... 65 65
992438577.UG.FTS.B, 25.45%, 4/03/24 .. 109 108
992341725.UG.FTS.B, 28.48%, 4/03/24 .. 7 7
992264301.UG.FTS.B, 29.49%, 4/04/24 .. 165 167
992282840.UG.FTS.B, 29.49%, 4/04/24 .. 391 397
992459954.UG.FTS.B, 29.49%, 4/04/24 .. 142 (8)
992286774.UG.FTS.B, Zero Cpn, 4/05/24 . 218 15
992285365.UG.FTS.B, 17.49%, 4/05/24 .. 184 185
992240347.UG.FTS.B, 18.71%, 4/05/24 .. 62 62
992241984.UG.FTS.B, 18.71%, 4/05/24 .. 143 144
992239693.UG.FTS.B, 19.3%, 4/05/24 ... 313 311
992378711.UG.FTS.B, 19.3%, 4/05/24 ... 371 373
992333048.UG.FTS.B, 19.99%, 4/05/24 .. 59 60
992418214.UG.FTS.B, 20.47%, 4/05/24 .. 439 438
992239776.UG.FTS.B, 20.96%, 4/05/24 .. 157 157
992244483.UG.FTS.B, 21.48%, 4/05/24 .. 134 134
992266844.UG.FTS.B, 21.48%, 4/05/24 .. 58 58
992416498.UG.FTS.B, 21.48%, 4/05/24 .. 468 467
992273417.UG.FTS.B, 25.44%, 4/05/24 .. 47 (1)
992284254.UG.FTS.B, 28.48%, 4/05/24 .. 98 100
992315245.UG.FTS.B, 28.48%, 4/05/24 .. 44 45
992334224.UG.FTS.B, 28.48%, 4/05/24 .. 45 45
992379401.UG.FTS.B, 28.48%, 4/05/24 .. 84 84
992395391.UG.FTS.B, 28.48%, 4/05/24 .. 59 58
992401140.UG.FTS.B, 28.48%, 4/05/24 .. 112 114
992443753.UG.FTS.B, 28.48%, 4/05/24 .. 95 6
992248833.UG.FTS.B, 29.48%, 4/05/24 .. 50 51
992275640.UG.FTS.B, 29.48%, 4/05/24 .. 102 103
992279719.UG.FTS.B, 29.48%, 4/05/24 .. 59 59
992324240.UG.FTS.B, 29.48%, 4/05/24 .. 93 94
992347467.UG.FTS.B, 29.48%, 4/05/24 .. 185 11
992239914.UG.FTS.B, 29.49%, 4/05/24 .. 17 17
992246075.UG.FTS.B, 29.49%, 4/05/24 .. 79 81
992267548.UG.FTS.B, 29.49%, 4/05/24 .. 33 (1)
992267982.UG.FTS.B, 29.49%, 4/05/24 .. 192 195
992271382.UG.FTS.B, 29.49%, 4/05/24 .. 85 87
992273344.UG.FTS.B, 29.49%, 4/05/24 .. 15 7
992277911.UG.FTS.B, 29.49%, 4/05/24 .. 51 52
992283053.UG.FTS.B, 29.49%, 4/05/24 .. 56 57
992283646.UG.FTS.B, 29.49%, 4/05/24 .. 181 183
992284455.UG.FTS.B, 29.49%, 4/05/24 .. 933 951
992289947.UG.FTS.B, 29.49%, 4/05/24 .. 82 82
992302092.UG.FTS.B, 29.49%, 4/05/24 .. 74 73
992307882.UG.FTS.B, 29.49%, 4/05/24 .. 78 80
992309362.UG.FTS.B, 29.49%, 4/05/24 .. 105 32
992323342.UG.FTS.B, 29.49%, 4/05/24 .. 25 25
992323446.UG.FTS.B, 29.49%, 4/05/24 .. 53 8
992324210.UG.FTS.B, 29.49%, 4/05/24 .. 39 39
992328853.UG.FTS.B, 29.49%, 4/05/24 .. 69 68
992345689.UG.FTS.B, 29.49%, 4/05/24 .. – –
992350277.UG.FTS.B, 29.49%, 4/05/24 .. 99 101
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992364426.UG.FTS.B, 29.49%, 4/05/24 .. $ 18 $ 18
992365430.UG.FTS.B, 29.49%, 4/05/24 .. 22 22
992366150.UG.FTS.B, 29.49%, 4/05/24 .. 131 133
992405301.UG.FTS.B, 29.49%, 4/05/24 .. 14 13
992412416.UG.FTS.B, 29.49%, 4/05/24 .. 157 157
992419454.UG.FTS.B, 29.49%, 4/05/24 .. 6 6
992428512.UG.FTS.B, 29.49%, 4/05/24 .. 65 65
992435585.UG.FTS.B, 29.49%, 4/05/24 .. 308 309
992439811.UG.FTS.B, 29.49%, 4/05/24 .. 57 57
992455893.UG.FTS.B, 29.49%, 4/05/24 .. 73 73
992330988.UG.FTS.B, 18.71%, 6/03/24 .. 120 121
992262726.UG.FTS.B, 29.49%, 9/03/24 .. 207 173
992268585.UG.FTS.B, 19.99%, 11/03/24 . 81 10
992244955.UG.FTS.B, Zero Cpn, 4/03/25 . 121 9
992261673.UG.FTS.B, Zero Cpn, 4/03/25 . 100 7
992271010.UG.FTS.B, 17.97%, 4/03/25 .. 99 99
992355930.UG.FTS.B, 19.8%, 4/03/25 ... 137 137
992318841.UG.FTS.B, 19.99%, 4/03/25 .. 837 840
992460958.UG.FTS.B, 20.46%, 4/03/25 .. 240 242
992249317.UG.FTS.B, 28.98%, 4/03/25 .. 636 41
992307437.UG.FTS.B, 28.98%, 4/03/25 .. 315 316
992464185.UG.FTS.B, 28.98%, 4/03/25 .. 17 17
992236828.UG.FTS.B, 29.49%, 4/03/25 .. 61 62
992296038.UG.FTS.B, 29.49%, 4/03/25 .. 325 335
992345330.UG.FTS.B, 29.49%, 4/03/25 .. 340 349
992367110.UG.FTS.B, 29.49%, 4/03/25 .. 670 681
992458807.UG.FTS.B, 29.49%, 4/03/25 .. 48 15
992462894.UG.FTS.B, 29.49%, 4/03/25 .. 91 94
992457494.UG.FTS.B, 17.99%, 4/04/25 .. 427 424
992408749.UG.FTS.B, 28.98%, 4/04/25 .. 300 67
992461489.UG.FTS.B, 28.98%, 4/04/25 .. 2 1
992264434.UG.FTS.B, 29.49%, 4/04/25 .. 70 69
992297978.UG.FTS.B, 29.49%, 4/04/25 .. 16 16
992262634.UG.FTS.B, Zero Cpn, 4/05/25 . 13 1
992245824.UG.FTS.B, 16.99%, 4/05/25 .. 165 165
992282393.UG.FTS.B, 16.99%, 4/05/25 .. 1,348 1,373
992294096.UG.FTS.B, 17.99%, 4/05/25 .. 213 212
992300496.UG.FTS.B, 17.99%, 4/05/25 .. 76 77
992239267.UG.FTS.B, 19.21%, 4/05/25 .. 1,367 1,391
992346705.UG.FTS.B, 19.21%, 4/05/25 .. 607 615
992442455.UG.FTS.B, 19.21%, 4/05/25 .. 1,643 1,659
992307969.UG.FTS.B, 19.8%, 4/05/25 ... 76 77
992349565.UG.FTS.B, 19.8%, 4/05/25 ... 816 830
992350427.UG.FTS.B, 19.8%, 4/05/25 ... 681 693
992383581.UG.FTS.B, 19.8%, 4/05/25 ... 180 183
992254243.UG.FTS.B, 19.99%, 4/05/25 .. 277 282
992270154.UG.FTS.B, 19.99%, 4/05/25 .. 408 425
992336548.UG.FTS.B, 19.99%, 4/05/25 .. 1,082 1,111
992357555.UG.FTS.B, 19.99%, 4/05/25 .. 132 137
992379889.UG.FTS.B, 19.99%, 4/05/25 .. 852 842
992453559.UG.FTS.B, 20.46%, 4/05/25 .. 1,698 1,713
992241765.UG.FTS.B, 20.97%, 4/05/25 .. 341 346
992386629.UG.FTS.B, 20.97%, 4/05/25 .. 2,735 2,779
992251309.UG.FTS.B, 21.46%, 4/05/25 .. 339 344
992238211.UG.FTS.B, 21.98%, 4/05/25 .. 543 552
992263295.UG.FTS.B, 21.98%, 4/05/25 .. 106 105
992395369.UG.FTS.B, 21.98%, 4/05/25 .. 227 231
992263400.UG.FTS.B, 22.95%, 4/05/25 .. 311 37

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992262511.UG.FTS.B, 22.97%, 4/05/25 .. $ 599 $ 608
992330039.UG.FTS.B, 22.97%, 4/05/25 .. 561 367
992415093.UG.FTS.B, 22.97%, 4/05/25 .. 231 (6)
992268373.UG.FTS.B, 23.95%, 4/05/25 .. 21 21
992252550.UG.FTS.B, 27.99%, 4/05/25 .. 27 2
992438360.UG.FTS.B, 27.99%, 4/05/25 .. 143 146
992240832.UG.FTS.B, 28.98%, 4/05/25 .. 59 61
992246882.UG.FTS.B, 28.98%, 4/05/25 .. 663 685
992248396.UG.FTS.B, 28.98%, 4/05/25 .. 718 749
992253878.UG.FTS.B, 28.98%, 4/05/25 .. 505 504
992259876.UG.FTS.B, 28.98%, 4/05/25 .. 88 92
992260350.UG.FTS.B, 28.98%, 4/05/25 .. 66 66
992260733.UG.FTS.B, 28.98%, 4/05/25 .. 249 260
992262040.UG.FTS.B, 28.98%, 4/05/25 .. 148 154
992266496.UG.FTS.B, 28.98%, 4/05/25 .. 108 109
992267371.UG.FTS.B, 28.98%, 4/05/25 .. 882 920
992269403.UG.FTS.B, 28.98%, 4/05/25 .. – –
992270480.UG.FTS.B, 28.98%, 4/05/25 .. 195 203
992273307.UG.FTS.B, 28.98%, 4/05/25 .. 1,840 1,917
992283631.UG.FTS.B, 28.98%, 4/05/25 .. 671 689
992283659.UG.FTS.B, 28.98%, 4/05/25 .. 180 186
992284082.UG.FTS.B, 28.98%, 4/05/25 .. 179 186
992284271.UG.FTS.B, 28.98%, 4/05/25 .. 1,431 1,480
992286835.UG.FTS.B, 28.98%, 4/05/25 .. 92 95
992293208.UG.FTS.B, 28.98%, 4/05/25 .. 247 253
992300368.UG.FTS.B, 28.98%, 4/05/25 .. 81 85
992300547.UG.FTS.B, 28.98%, 4/05/25 .. 99 103
992300944.UG.FTS.B, 28.98%, 4/05/25 .. 118 122
992308269.UG.FTS.B, 28.98%, 4/05/25 .. 97 101
992310426.UG.FTS.B, 28.98%, 4/05/25 .. 136 38
992314709.UG.FTS.B, 28.98%, 4/05/25 .. 269 18
992316890.UG.FTS.B, 28.98%, 4/05/25 .. 838 (37)
992322709.UG.FTS.B, 28.98%, 4/05/25 .. 143 149
992324031.UG.FTS.B, 28.98%, 4/05/25 .. 556 579
992336115.UG.FTS.B, 28.98%, 4/05/25 .. 248 259
992348005.UG.FTS.B, 28.98%, 4/05/25 .. 356 371
992353271.UG.FTS.B, 28.98%, 4/05/25 .. 506 526
992378373.UG.FTS.B, 28.98%, 4/05/25 .. 500 511
992406035.UG.FTS.B, 28.98%, 4/05/25 .. 633 660
992415454.UG.FTS.B, 28.98%, 4/05/25 .. 778 801
992435220.UG.FTS.B, 28.98%, 4/05/25 .. 132 134
992442881.UG.FTS.B, 28.98%, 4/05/25 .. 24 24
992446631.UG.FTS.B, 28.98%, 4/05/25 .. 67 69
992452469.UG.FTS.B, 28.98%, 4/05/25 .. 210 215
992293126.UG.FTS.B, 29.46%, 4/05/25 .. 36 13
992304458.UG.FTS.B, 29.46%, 4/05/25 .. 79 83
992237772.UG.FTS.B, 29.49%, 4/05/25 .. 14 14
992238384.UG.FTS.B, 29.49%, 4/05/25 .. 29 29
992239318.UG.FTS.B, 29.49%, 4/05/25 .. 86 90
992243923.UG.FTS.B, 29.49%, 4/05/25 .. 2,403 2,495
992254667.UG.FTS.B, 29.49%, 4/05/25 .. 246 247
992256558.UG.FTS.B, 29.49%, 4/05/25 .. 97 102
992256966.UG.FTS.B, 29.49%, 4/05/25 .. 527 520
992259460.UG.FTS.B, 29.49%, 4/05/25 .. 68 71
992267222.UG.FTS.B, 29.49%, 4/05/25 .. 231 241
992268106.UG.FTS.B, 29.49%, 4/05/25 .. 93 98
992271134.UG.FTS.B, 29.49%, 4/05/25 .. 99 104
992275086.UG.FTS.B, 29.49%, 4/05/25 .. 395 91
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992278455.UG.FTS.B, 29.49%, 4/05/25 .. $ 186 $ 193
992280377.UG.FTS.B, 29.49%, 4/05/25 .. 193 202
992280735.UG.FTS.B, 29.49%, 4/05/25 .. 41 41
992281701.UG.FTS.B, 29.49%, 4/05/25 .. 37 (2)
992284321.UG.FTS.B, 29.49%, 4/05/25 .. 268 273
992284964.UG.FTS.B, 29.49%, 4/05/25 .. 60 16
992285081.UG.FTS.B, 29.49%, 4/05/25 .. 34 34
992288356.UG.FTS.B, 29.49%, 4/05/25 .. 384 399
992288429.UG.FTS.B, 29.49%, 4/05/25 .. 112 117
992289258.UG.FTS.B, 29.49%, 4/05/25 .. 420 439
992297505.UG.FTS.B, 29.49%, 4/05/25 .. 71 74
992298611.UG.FTS.B, 29.49%, 4/05/25 .. 256 264
992302260.UG.FTS.B, 29.49%, 4/05/25 .. 130 134
992304263.UG.FTS.B, 29.49%, 4/05/25 .. 115 119
992305574.UG.FTS.B, 29.49%, 4/05/25 .. 359 362
992306296.UG.FTS.B, 29.49%, 4/05/25 .. 51 52
992318568.UG.FTS.B, 29.49%, 4/05/25 .. 88 92
992321945.UG.FTS.B, 29.49%, 4/05/25 .. 3,145 3,246
992321979.UG.FTS.B, 29.49%, 4/05/25 .. – –
992323198.UG.FTS.B, 29.49%, 4/05/25 .. 133 7
992323515.UG.FTS.B, 29.49%, 4/05/25 .. 66 68
992328907.UG.FTS.B, 29.49%, 4/05/25 .. 144 151
992330144.UG.FTS.B, 29.49%, 4/05/25 .. 35 36
992332355.UG.FTS.B, 29.49%, 4/05/25 .. 152 159
992333762.UG.FTS.B, 29.49%, 4/05/25 .. 511 528
992336856.UG.FTS.B, 29.49%, 4/05/25 .. 46 47
992340414.UG.FTS.B, 29.49%, 4/05/25 .. 145 151
992359163.UG.FTS.B, 29.49%, 4/05/25 .. 99 101
992378552.UG.FTS.B, 29.49%, 4/05/25 .. 120 124
992379445.UG.FTS.B, 29.49%, 4/05/25 .. 177 183
992398519.UG.FTS.B, 29.49%, 4/05/25 .. 43 6
992410434.UG.FTS.B, 29.49%, 4/05/25 .. 946 57
992416332.UG.FTS.B, 29.49%, 4/05/25 .. 704 718
992423485.UG.FTS.B, 29.49%, 4/05/25 .. 50 50
992428186.UG.FTS.B, 29.49%, 4/05/25 .. 2,228 2,301
992443418.UG.FTS.B, 29.49%, 4/05/25 .. 113 117
992444794.UG.FTS.B, 29.49%, 4/05/25 .. 4,245 4,364
992444865.UG.FTS.B, 29.49%, 4/05/25 .. 52 53
992445820.UG.FTS.B, 29.49%, 4/05/25 .. 113 117
992448030.UG.FTS.B, 29.49%, 4/05/25 .. 34 34
992455533.UG.FTS.B, 29.49%, 4/05/25 .. 1,103 1,132
992413133.UG.FTS.B, 28.98%, 1/03/26 .. 410 273
992302422.UG.FTS.B, 29.49%, 2/03/26 .. 175 127
992293228.UG.FTS.B, 28.98%, 10/03/26 . 113 72
992453910.UG.FTS.B, 28.98%, 7/03/28 .. 2 2
992349368.UG.FTS.B, 29.46%, 7/03/28 .. 2 2
62,912
Upstart Network, Inc.
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... 473 475
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. 1,959 1,961
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 7,733 7,658
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 24,476 24,365
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 2,439 2,433
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . 742 740
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 2,175 2,176
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,149 1,144
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 750 746

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... $ 2,719 $ 2,704
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 2,527 2,512
FW2056962.UP.FTS.B, 9.24%, 11/16/24 .. 5,064 5,036
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 1,545 1,538
L2057377.UP.FTS.B, 13.89%, 11/16/24 ... 1,048 1,041
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 1,591 1,594
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 799 801
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 1,090 1,088
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 2,714 2,704
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 991 988
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 1,292 1,284
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 751 748
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 810 807
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . 3,490 3,468
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 1,829 1,810
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 4,750 4,699
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... 3,178 3,156
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 10,692 10,618
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 541 536
L2241531.UP.FTS.B, 11.26%, 12/13/24 ... 2,788 2,760
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 1,359 1,350
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 2,388 2,378
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 2,249 2,240
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 549 548
FW2242278.UP.FTS.B, 21.84%, 12/13/24 . 610 371
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 1,977 1,965
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 879 874
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 590 586
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 1,991 574
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 787 776
L2465354.UP.FTS.B, 5.14%, 1/19/25 .... 1,053 78
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 4,324 4,282
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 2,462 2,438
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 1,371 1,357
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 17,701 4,818
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... 5,487 5,434
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 1,923 1,904
FW2465707.UP.FTS.B, 6.24%, 1/19/25 ... 990 75
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 8,794 8,708
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 3,314 3,282
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 676 669
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... 1,661 1,645
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 613 607
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 16,722 16,609
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 3,837 3,805
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 2,911 2,895
FW2465131.UP.FTS.B, 12.69%, 1/19/25 .. 6,806 6,766
L2465754.UP.FTS.B, 16.74%, 1/19/25 .... 589 588
L2465570.UP.FTS.B, 17.93%, 1/19/25 .... 11,860 11,856
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 2,998 2,983
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 606 603
FW1738604.UP.FTS.B, 22.34%, 2/20/25 .. 2,170 2,053
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 3,457 3,423
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 782 774
L2675489.UP.FTS.B, 9.63%, 2/22/25 .... 8,823 8,758
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... 1,477 1,466
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 5,107 5,070
L2676030.UP.FTS.B, 13.7%, 2/22/25 .... 5,986 5,933
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... $ 1,522 $ 1,520
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... 1,562 1,559
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 1,188 1,186
L2676045.UP.FTS.B, 19.66%, 2/22/25 .... 743 206
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 4,361 4,334
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 629 628
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 5,543 5,510
L2675247.UP.FTS.B, 21.23%, 2/22/25 .... 2,980 215
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. 698 697
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 1,874 1,860
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 4,500 4,472
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 3,375 3,352
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 1,840 1,828
L2057137.UP.FTS.B, 15.78%, 4/16/25 .... 2,555 2,525
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 3,181 3,148
L2982336.UP.FTS.B, 12.28%, 4/20/25 .... 2,289 2,269
L2981009.UP.FTS.B, 14.77%, 4/20/25 .... 1,789 1,775
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 929 921
L2465894.UP.FTS.B, 5.74%, 6/19/25 .... 3,997 3,947
FW2465119.UP.FTS.B, 19.64%, 6/19/25 .. 3,330 3,320
L2462700.UP.FTS.B, 20.56%, 6/19/25 .... 10,509 9,881
L2466210.UP.FTS.B, 20.93%, 6/19/25 .... 11,004 10,889
FW2676277.UP.FTS.B, 22.93%, 7/22/25 .. 3,201 3,152
FW1914469.UP.FTS.B, 17.25%, 8/25/25 .. 3,272 157
L1914732.UP.FTS.B, 17.66%, 8/25/25 .... 6,129 6,114
FW2676006.UP.FTS.B, 24.14%, 12/22/25 . 2,059 2,031
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 17,575 17,443
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 4,200 4,170
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 10,210 10,136
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 5,932 5,891
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 11,122 11,041
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 11,263 11,180
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... 2,255 2,259
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 5,376 5,379
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 5,425 5,383
L1739499.UP.FTS.B, 25.07%, 9/20/26 .... 4,429 317
FW1739404.UP.FTS.B, 26.55%, 9/20/26 .. 2,244 2,238
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. 3,631 3,639
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 4,750 4,761
FW1738592.UP.FTS.B, 28.44%, 9/20/26 .. 4,755 4,766
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,141 3,142
FW1739495.UP.FTS.B, 32.86%, 9/20/26 .. 4,311 297
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 720 714
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 5,792 5,756
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 4,396 4,358
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 3,855 3,868
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 14,219 14,081
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 4,120 4,125
L1912265.UP.FTS.B, 23.3%, 10/25/26 .... 3,285 505
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 784 786
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . 2,059 2,054
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 9,414 9,445
L1914923.UP.FTS.B, 23.8%, 10/25/26 .... 1,623 473
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 866 868
L1914714.UP.FTS.B, 24.73%, 10/25/26 ... 3,160 3,170
L1898888.UP.FTS.B, 25.15%, 10/25/26 ... 1,025 73
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 2,220 2,227
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 16,580 16,580

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1914238.UP.FTS.B, 29.34%, 10/25/26 . $ 5,152 $ 5,152
FW1914310.UP.FTS.B, 30.01%, 10/25/26 . 34,284 2,416
FW1915272.UP.FTS.B, 30.7%, 10/25/26 .. 1,558 1,559
FW1907740.UP.FTS.B, 31.19%, 10/25/26 . 763 225
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 3,349 3,359
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 13,014 12,908
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 29,071 28,833
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 3,691 3,659
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 7,425 7,361
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 11,957 11,854
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 8,990 8,912
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 6,970 6,550
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 2,282 2,261
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 6,839 6,775
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 11,400 11,302
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 3,432 3,399
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 768 760
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 6,924 6,858
L2057058.UP.FTS.B, 17.23%, 11/16/26 ... 6,475 466
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 1,724 1,707
L2055275.UP.FTS.B, 19%, 11/16/26 ..... 12,027 11,319
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 13,985 13,834
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... 18,088 17,932
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... 17,736 17,543
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... 19,555 19,345
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 1,854 1,825
L2056569.UP.FTS.B, 22.59%, 11/16/26 ... 11,476 3,222
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 3,848 3,826
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 15,796 15,770
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 5,544 5,278
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,422 1,414
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 800 797
L2053478.UP.FTS.B, 24.22%, 11/16/26 ... 2,291 347
FW2055944.UP.FTS.B, 24.96%, 11/16/26 . 557 547
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,543 1,538
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 1,126 1,125
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 981 933
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,207 1,206
FW2056110.UP.FTS.B, 26.13%, 11/16/26 . 13,894 983
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,616 1,614
FW2056482.UP.FTS.B, 26.96%, 11/16/26 . 4,061 4,048
FW2057264.UP.FTS.B, 27.1%, 11/16/26 .. 5,156 39
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,624 1,622
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 3,697 3,692
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 8,099 8,078
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 6,603 6,592
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 993 991
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 5,635 5,610
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 7,728 7,715
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 7,363 7,297
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 11,181 11,087
L2242361.UP.FTS.B, 9.11%, 12/13/26 .... 18,610 18,453
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 11,379 11,273
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 7,879 7,803
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 9,097 9,011
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 5,328 5,278
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 16,760 16,603
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 4,214 4,172
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... $ 11,366 $ 11,259
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 23,042 22,827
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 12,771 12,651
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 8,850 8,767
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 5,814 5,750
L2239771.UP.FTS.B, 15.55%, 12/13/26 ... 20,952 20,724
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 7,781 7,694
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 4,302 4,249
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 6,659 6,586
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 11,766 11,599
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 2,040 2,018
L2241897.UP.FTS.B, 17.92%, 12/13/26 ... 3,539 3,500
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 14,186 14,009
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 2,389 2,348
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 3,555 3,511
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... 4,977 4,953
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 10,415 10,382
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 6,041 5,956
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 17,458 17,402
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,416 2,409
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 3,537 3,477
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 5,461 5,442
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 3,870 3,850
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 4,853 4,837
L2242742.UP.FTS.B, 23.45%, 12/13/26 ... 619 387
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 4,460 4,446
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 4,711 4,696
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 2,825 2,788
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 1,795 1,789
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 779 774
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... 7,351 7,257
FW2241952.UP.FTS.B, 25.3%, 12/13/26 .. 10,044 5,928
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,454 1,434
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,392 1,385
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 4,422 4,407
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,637 1,632
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 3,873 3,860
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 2,935 2,917
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 4,135 4,119
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,079 2,072
FW2241683.UP.FTS.B, 29.38%, 12/13/26 . 690 678
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 8,338 8,309
FW2231506.UP.FTS.B, 30.63%, 12/13/26 . 39,385 11,503
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 9,988 1,503
FW2240660.UP.FTS.B, 30.84%, 12/13/26 . 4,002 1,166
FW2240706.UP.FTS.B, 30.86%, 12/13/26 . 11,415 795
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 922 919
FW2242256.UP.FTS.B, 31.07%, 12/13/26 . 991 70
FW2241988.UP.FTS.B, 31.24%, 12/13/26 . 1,849 1,839
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 3,853 3,838
L2240058.UP.FTS.B, 26.7%, 12/27/26 .... 6,812 6,793
L2465688.UP.FTS.B, 5.13%, 1/19/27 .... 2,278 2,139
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 33,475 33,242
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 19,378 19,244
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... 2,637 2,615
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 2,759 2,739
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 5,655 5,616
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 4,481 4,450

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2464484.UP.FTS.B, 6.65%, 1/19/27 .... $ 3,210 $ 3,186
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 3,752 3,726
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 11,270 11,193
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 8,264 7,763
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 15,078 14,961
L2465750.UP.FTS.B, 7.8%, 1/19/27 ..... 4,288 4,140
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,514 1,502
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 3,034 3,010
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 7,228 7,173
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 8,055 7,993
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 2,524 2,501
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... 4,939 4,901
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 15,283 15,153
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 1,914 1,899
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 6,135 6,082
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 3,849 3,816
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 4,619 4,580
FW2466175.UP.FTS.B, 12.09%, 1/19/27 .. 4,817 1,229
L2460937.UP.FTS.B, 12.4%, 1/19/27 .... 333 329
FW2465212.UP.FTS.B, 14.46%, 1/19/27 .. 16,940 16,775
L2466145.UP.FTS.B, 14.56%, 1/19/27 .... 11,778 11,680
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 8,229 8,159
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 2,429 2,399
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,186 1,174
L2464766.UP.FTS.B, 16.43%, 1/19/27 .... 3,958 3,919
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 2,779 2,756
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 1,142 1,126
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 2,797 2,770
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 17,519 17,350
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 7,258 7,177
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 2,428 2,401
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 20,239 20,015
L2466185.UP.FTS.B, 20.91%, 1/19/27 .... 2,928 799
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 1,760 1,756
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 3,747 3,706
L2465669.UP.FTS.B, 21.93%, 1/19/27 .... 13,750 319
L2465105.UP.FTS.B, 22.96%, 1/19/27 .... 38,151 38,097
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,472 2,464
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 13,407 13,387
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 3,799 3,615
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,673 1,594
L2465923.UP.FTS.B, 24.48%, 1/19/27 .... 32,105 30,851
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 11,067 11,050
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 2,738 2,730
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,374 2,365
L2465179.UP.FTS.B, 25.25%, 1/19/27 .... 1,077 1,065
L2464921.UP.FTS.B, 25.36%, 1/19/27 .... 1,253 1,180
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 3,483 3,478
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 3,949 3,934
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,527 2,521
L2459145.UP.FTS.B, 26.05%, 1/19/27 .... 1,882 1,860
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,197 1,193
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 5,026 5,018
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,257 1,255
FW2466130.UP.FTS.B, 28.33%, 1/19/27 .. 2,099 2,096
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 1,262 1,248
FW2465555.UP.FTS.B, 30.12%, 1/19/27 .. 1,259 88
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,279 1,275
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2465759.UP.FTS.B, 30.48%, 1/19/27 .. $ 4,658 $ 4,651
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,203 2,199
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,695 1,693
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 1,188 1,186
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,482 1,409
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 849 847
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,528 1,525
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 3,066 2,916
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 960 956
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 5,283 5,275
FW2464670.UP.FTS.B, 31.19%, 2/03/27 .. 1,977 1,970
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 7,639 7,587
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 5,816 5,776
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 9,278 9,205
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 5,027 4,993
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 5,430 5,387
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 5,287 5,245
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 38,899 38,592
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... 22,664 22,454
FW2676315.UP.FTS.B, 10.29%, 2/22/27 .. 4,294 4,256
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 26,655 26,420
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 11,768 11,665
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 6,706 6,642
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 11,879 11,766
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 11,942 11,837
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 3,668 3,636
FW2676429.UP.FTS.B, 14.76%, 2/22/27 .. 16,741 16,582
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 5,567 5,517
FW2676278.UP.FTS.B, 15.49%, 2/22/27 .. 4,759 346
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 7,642 7,559
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 3,619 3,581
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 3,862 3,828
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 8,050 7,967
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 12,713 12,580
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 8,797 8,706
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 17,719 16,678
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 4,039 3,997
L2675388.UP.FTS.B, 17.29%, 2/22/27 .... 39,653 37,297
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 3,241 3,207
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 12,195 12,066
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 41,668 39,188
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 8,873 8,765
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 4,904 4,846
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 29,433 29,081
FW2675827.UP.FTS.B, 19.75%, 2/22/27 .. 3,524 3,487
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 4,935 4,878
L2675775.UP.FTS.B, 20.06%, 2/22/27 .... 8,329 7,841
FW2676391.UP.FTS.B, 20.15%, 2/22/27 .. 4,777 342
L2676153.UP.FTS.B, 20.37%, 2/22/27 .... 4,478 289
L2635721.UP.FTS.B, 20.47%, 2/22/27 .... 6,788 6,503
FW2675953.UP.FTS.B, 20.7%, 2/22/27 ... 17,453 16,400
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 15,507 15,281
FW2674747.UP.FTS.B, 21.11%, 2/22/27 .. 5,856 5,512
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 6,598 6,529
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 2,652 746
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 3,356 3,295
L2675263.UP.FTS.B, 21.9%, 2/22/27 .... 13,724 2,088
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 13,212 13,050

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... $ 3,683 $ 3,668
L2675496.UP.FTS.B, 22.58%, 2/22/27 .... 5,124 1,487
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 7,481 7,462
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 5,938 5,867
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 5,062 4,816
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 2,497 2,491
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 8,335 8,314
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... 16,706 16,663
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 3,676 3,666
FW2675214.UP.FTS.B, 24.18%, 2/22/27 .. 3,678 3,668
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 4,599 4,587
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 2,762 2,755
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,512 2,505
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 3,239 3,198
L2675434.UP.FTS.B, 25.07%, 2/22/27 .... 2,013 2,008
FW2675924.UP.FTS.B, 25.27%, 2/22/27 .. 1,777 1,727
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,258 2,251
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... 1,763 1,754
FW2675099.UP.FTS.B, 26.05%, 2/22/27 .. 3,318 972
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 42,113 41,995
FW2676394.UP.FTS.B, 26.4%, 2/22/27 ... 5,319 379
FW2675377.UP.FTS.B, 26.49%, 2/22/27 .. 1,559 456
FW2676130.UP.FTS.B, 26.88%, 2/22/27 .. 5,309 374
FW2675610.UP.FTS.B, 26.91%, 2/22/27 .. 6,038 364
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 834 823
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 2,791 2,783
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 2,792 2,784
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 6,101 6,083
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 2,119 2,113
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 5,969 5,948
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,372 1,368
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,202 1,187
FW2676378.UP.FTS.B, 30.97%, 2/22/27 .. 1,057 312
FW2674790.UP.FTS.B, 31.08%, 2/22/27 .. 992 152
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,533 1,513
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,190 2,082
FW2675516.UP.FTS.B, 31.31%, 2/22/27 .. 2,902 2,759
FW2676168.UP.FTS.B, 31.41%, 2/22/27 .. 3,010 3,001
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,581 2,573
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 8,269 8,244
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 6,634 6,614
FW2676191.UP.FTS.B, 31.98%, 2/22/27 .. 6,817 478
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. 7,677 7,653
FW2676248.UP.FTS.B, 25.38%, 3/05/27 .. 2,836 2,825
FW2675967.UP.FTS.B, 29.34%, 3/07/27 .. 1,469 1,450
FW1915225.UP.FTS.B, 30.8%, 3/25/27 ... 3,098 3,094
L2051843.UP.FTS.B, 20.82%, 4/16/27 .... 11,926 161
FW2056098.UP.FTS.B, 23.67%, 4/16/27 .. 6,452 1,860
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 1,562 1,556
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 6,333 6,293
L2982343.UP.FTS.B, 6.55%, 4/20/27 .... 11,893 11,820
L2981618.UP.FTS.B, 6.67%, 4/20/27 .... 10,342 10,278
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 7,195 7,151
L2981547.UP.FTS.B, 8.03%, 4/20/27 .... 9,614 9,539
L2982631.UP.FTS.B, 11.15%, 4/20/27 .... 5,203 5,157
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 7,959 7,885
FW2982593.UP.FTS.B, 14.46%, 4/20/27 .. 6,601 6,545
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 16,886 15,881
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. $ 8,221 $ 7,731
FW2980031.UP.FTS.B, 17.09%, 4/20/27 .. 38,929 2,794
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 39,748 39,260
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 1,849 1,829
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 9,787 9,676
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 10,154 10,013
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 4,767 4,485
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 20,562 20,384
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 4,709 4,474
FW2981941.UP.FTS.B, 25.22%, 4/20/27 .. 2,164 2,134
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 12,616 12,565
L2982533.UP.FTS.B, 25.49%, 4/20/27 .... 1,821 1,812
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 2,772 2,758
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 8,405 8,310
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,631 2,502
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 4,553 4,419
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 2,870 2,856
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 11,928 11,331
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 26,196 26,064
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,311 1,304
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,372 4,355
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,324 1,259
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 2,026 2,016
FW2982099.UP.FTS.B, 31.11%, 4/20/27 .. 3,169 483
FW2981979.UP.FTS.B, 31.12%, 4/20/27 .. 1,901 1,806
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 8,310 8,269
L2242066.UP.FTS.B, 17.12%, 5/13/27 .... 8,596 627
L2242212.UP.FTS.B, 19.99%, 5/13/27 .... 3,128 228
L2241910.UP.FTS.B, 20.19%, 5/13/27 .... 19,227 (286)
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 2,638 1,463
L2233875.UP.FTS.B, 22.25%, 5/13/27 .... 23,290 13,697
L2242418.UP.FTS.B, 25.33%, 5/13/27 .... 9,176 9,137
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,379 819
FW2242624.UP.FTS.B, 29.36%, 5/13/27 .. 8,511 1,233
FW2242691.UP.FTS.B, 30.2%, 5/13/27 ... 23,410 1,635
FW2242189.UP.FTS.B, 31.76%, 5/13/27 .. 4,713 327
FW2451492.UP.FTS.B, 6.07%, 6/19/27 ... 38,903 38,620
FW2465871.UP.FTS.B, 12.64%, 6/19/27 .. 7,524 7,446
L2464545.UP.FTS.B, 18.49%, 6/19/27 .... 19,566 1,414
L2465393.UP.FTS.B, 22.66%, 6/19/27 .... 17,087 16,185
L2465191.UP.FTS.B, 22.76%, 6/19/27 .... 3,688 264
L2465421.UP.FTS.B, 25.22%, 6/19/27 .... 8,564 1,273
FW2465743.UP.FTS.B, 28.47%, 6/19/27 .. 9,450 2,710
FW2466138.UP.FTS.B, 29.57%, 6/19/27 .. 2,903 203
FW2465921.UP.FTS.B, 30.89%, 6/19/27 .. 1,227 87
L2675722.UP.FTS.B, 13.92%, 7/22/27 .... 2,540 2,513
FW2676135.UP.FTS.B, 19.68%, 7/22/27 .. 37,777 37,273
FW2675527.UP.FTS.B, 21.31%, 7/22/27 .. 9,697 (621)
FW2675348.UP.FTS.B, 23.48%, 7/22/27 .. 14,960 4,315
L2676160.UP.FTS.B, 25.17%, 7/22/27 .... 10,796 10,723
L2676206.UP.FTS.B, 25.75%, 7/22/27 .... 4,209 4,169
FW2676331.UP.FTS.B, 27.38%, 7/22/27 .. 7,033 1,054
FW2675109.UP.FTS.B, 27.79%, 7/22/27 .. 5,749 5,595
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,820 1,806
FW2675344.UP.FTS.B, 30.75%, 7/22/27 .. 3,169 (68)
FW2676178.UP.FTS.B, 31.16%, 7/22/27 .. 4,674 4,390
FW2675671.UP.FTS.B, 16.46%, 7/28/27 .. 21,111 20,846
L1910370.UP.FTS.B, 14.66%, 8/25/27 .... 2,918 2,894

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2981809.UP.FTS.B, 26.39%, 9/20/27 .. $ 4,033 $ 4,001
L2234521.UP.FTS.B, 21.55%, 10/13/27 ... 8,205 178
L2466291.UP.FTS.B, 11.97%, 11/19/27 ... 42,572 42,105
FW2675427.UP.FTS.B, 17.47%, 12/22/27 . 21,215 20,926
FW2675884.UP.FTS.B, 26.71%, 12/22/27 . 5,177 5,128
FW2675681.UP.FTS.B, 27.55%, 12/22/27 . 8,562 8,148
L2982002.UP.FTS.B, 25.37%, 2/20/28 .... 6,053 5,986
2,777,005
Total Marketplace Loans (Cost $5,824,113) .....
$5,173,257

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
At June 3 0 , 2023, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At June 3 0 , 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 20 $ 2,245,312 9/20/23 $ (36,747)
U.S. Treasury 2 Year Notes ..................... Long 97 19,724,344 9/29/23 (202,647)
U.S. Treasury 5 Year Notes ..................... Long 20 2,141,875 9/29/23 (42,526)
U.S. Treasury Ultra Bonds ...................... Long 13 1,770,844 9/20/23 21,816
Total Futures Contracts ...................................................................... $(260,104)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 800,000 873,376 7/10/23 $ — $ (101)
Euro ............. JPHQ Sell 800,000 851,625 7/10/23 — (21,651)
Japanese Yen ...... JPHQ Buy 198,000,000 1,524,120 7/10/23 — (150,600)
Japanese Yen ...... JPHQ Sell 198,000,000 1,371,761 7/10/23 — (1,759)
Columbian Peso .... JPHQ Sell 5,400,000,000 1,168,017 8/28/23 — (109,185)
Euro ............. JPHQ Buy 510,000 558,618 9/14/23 — (45)
Euro ............. JPHQ Sell 1,452,400 1,575,819 9/14/23 — (14,911)
Japanese Yen ...... JPHQ Buy 198,000,000 1,391,637 10/10/23 2,232 —
Total Forward Exchange Contracts ................................................... $2,232 $(298,252)
Net unrealized appreciation (depreciation) ............................................ $(296,020)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settl ement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
At June 30, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.40 . 5.00% Quarterly 6/20/28 1,350,000 $ 39,768 $ 20,561 $ 19,207
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $39,768 $20,561 $19,207
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 (211,423) (259,091) 47,668 B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR 2,404 — 2,404
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 22,128 (29,855) 51,983
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (648,184) (166,390) (481,794)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 1,699 — 1,699
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 6,422 2,166 4,256
Investment
Grade
Total OTC Swap Contracts .............................................. $(826,954) $(453,170) $(373,784)
Total Credit Default Swap Contracts .................................... $(787,186) $ (432,609) $(354,577)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
At June 30, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(d).
See Note 9 regarding other derivative information.
See Abbreviations on page 56 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 9/20/23 3,000,000 $ (65,877)
Total Return Swap Contracts .................................................................... $(65,877)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $285,925,460
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 31,163,382
Value - Unaffiliated issuers .................................................................. $262,714,060
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 29,760,791
Cash .................................................................................... 71,831
Foreign currency, at value (cost $4,003) .......................................................... 4,003
Receivables:
Investment securities sold ................................................................... 58
Capital shares sold ........................................................................ 465,761
Dividends and interest ..................................................................... 2,873,942
Deposits with brokers for:
OTC derivative contracts .................................................................. 1,170,000
Futures contracts ........................................................................ 266,050
Centrally cleared swap contracts ............................................................ 70,189
Variation margin on futures contracts ........................................................... 20,881
Variation margin on centrally cleared swap contracts ............................................... 10,508
OTC swap contracts (upfront payments $22,739) ................................................... 2,166
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,232
Unrealized appreciation on OTC swap contracts .................................................... 108,010
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 297,676,323
Liabilities:
Payables:
Investment securities purchased .............................................................. 500,000
Capital shares redeemed ................................................................... 158,959
Management fees ......................................................................... 140,799
Distribution fees .......................................................................... 25,468
Trustees' fees and expenses ................................................................. 1,044
OTC swap contracts (upfront receipts $1,103,625) .................................................. 455,336
Unrealized depreciation on OTC swap contracts .................................................... 547,671
Unrealized depreciation on OTC forward exchange contracts .......................................... 298,252
Accrued expenses and other liabilities ........................................................... 175,334
Total liabilities ......................................................................... 2,302,863
Net assets, at value ................................................................. $295,373,460
Net assets consist of:
Paid-in capital ............................................................................. $396,568,829
Total distributable earnings (losses) ............................................................. (101,195,369)
Net assets, at value ................................................................. $295,373,460

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $185,301,718
Shares outstanding ........................................................................ 20,697,677
Net asset value and maximum offering price per share ............................................. $8.95
Class 2:
Net assets, at value ....................................................................... $73,494,266
Shares outstanding ........................................................................ 8,544,348
Net asset value and maximum offering price per share ............................................. $8.60
Class 4:
Net assets, at value ....................................................................... $36,577,476
Shares outstanding ........................................................................ 4,112,012
Net asset value and maximum offering price per share ............................................. $8.90

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $240,248
Non-controlled affiliates (Note 3 e ) ............................................................. 1,101,065
Interest:
Unaffiliated issuers ........................................................................ 6,714,073
Total investment income ................................................................... 8,055,386
Expenses:
Management fees (Note 3 a ) ................................................................... 933,345
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 91,861
    Class 4 ................................................................................ 65,308
Custodian fees (Note 4 ) ...................................................................... 3,590
Reports to shareholders fees .................................................................. 9,611
Professional fees ........................................................................... 53,753
Trustees' fees and expenses .................................................................. 2,233
Marketplace lending fees (Note 1 f ) .............................................................. 168,898
Other .................................................................................... 38,202
Total expenses ......................................................................... 1,366,801
Expense reductions (Note 4 ) ............................................................... (1,385)
Expenses waived/paid by affiliates (Note 3e) ................................................... (84,784)
Net expenses ......................................................................... 1,280,632
Net investment income ................................................................ 6,774,754
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,871,901)
Non-controlled affiliates (Note 3 e ) ........................................................... (567,249)
Foreign currency transactions ................................................................ 36,674
Forward exchange contracts ................................................................. (367,220)
Futures contracts ......................................................................... 494,248
Swap contracts ........................................................................... 73,886
Net realized gain (loss) .................................................................. (6,201,562)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,823,173
Non-controlled affiliates (Note 3 e ) ........................................................... 1,188,315
Translation of other assets and liabilities denominated in foreign currencies .............................. (41,804)
Forward exchange contracts ................................................................. (26,905)
Futures contracts ......................................................................... (280,652)
Swap contracts ........................................................................... 583,183
Net change in unrealized appreciation (depreciation) ............................................ 9,245,310
Net realized and unrealized gain (loss) ............................................................ 3,043,748
Net increase (decrease) in net assets resulting from operations .......................................... $9,818,502

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Franklin Strategic Income VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,774,754 $12,472,919
Net realized gain (loss) ................................................. (6,201,562) (24,914,262)
Net change in unrealized appreciation (depreciation) ........................... 9,245,310 (28,055,600)
Net increase (decrease) in net assets resulting from operations ................ 9,818,502 (40,496,943)
Distributions to shareholders:
Class 1 ............................................................. (8,689,427) (9,367,599)
Class 2 ............................................................. (3,367,493) (3,440,344)
Class 4 ............................................................. (1,589,451) (1,764,256)
Total distributions to shareholders .......................................... (13,646,371) (14,572,199)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (2,061,265) (23,710,406)
Class 2 ............................................................. 895,605 (3,084,449)
Class 4 ............................................................. (435,585) (5,799,698)
Total capital share transactions ............................................ (1,601,245) (32,594,553)
Net increase (decrease) in net assets ................................... (5,429,114) (87,663,695)
Net assets:
Beginning of period ..................................................... 300,802,574 388,466,269
End of period .......................................................... $295,373,460 $300,802,574

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Strategic Income VIP Fund
40
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Strategic Income VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2023, 75.6% of the
Fund’s shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as "market level fair value"). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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(continued)
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate and credit
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2023, the Fund had no options.
See Note Note 9 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Strategic Income VIP Fund
(continued)
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
f. Marketplace Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Strategic Income VIP Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year.
Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 272,902 $2,538,722 328,774 $3,176,447
Shares issued in reinvestment of distributions .......... 969,802 8,689,427 1,032,811 9,367,599
Shares redeemed ............................... (1,426,761) (13,289,414) (3,831,980) (36,254,452)
Net increase (decrease) .......................... (184,057) $(2,061,265) (2,470,395) $(23,710,406)
Class 2 Shares:
Shares sold ................................... 535,584 $4,763,556 1,055,479 $9,796,960
Shares issued in reinvestment of distributions .......... 391,114 3,367,491 394,083 3,440,344
Shares redeemed ............................... (810,549) (7,235,442) (1,789,143) (16,321,753)
Net increase (decrease) .......................... 116,149 $895,605 (339,581) $(3,084,449)
Class 4 Shares:
Shares sold ................................... 80,637 $738,278 109,665 $1,130,422
Shares issued in reinvestment of distributions .......... 178,390 1,589,451 195,811 1,764,256
Shares redeemed ............................... (299,795) (2,763,314) (933,003) (8,694,376)
Net increase (decrease) .......................... (40,768) $(435,585) (627,527) $(5,799,698)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Strategic Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Strategic Income VIP Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 18,501,151 $ — $ (3,988,200) $ (567,249) $ 1,188,315 $ 15,134,017 1,908,451 $ 674,045
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% 18,252,570 34,191,831 (37,817,627) — — 14,626,774 14,626,774 427,020
Total Affiliated Securities ... $36,753,721 $34,191,831 $(41,805,827) $(567,249) $1,188,315 $29,760,791 $1,101,065
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $6,269,256
Long term ................................................................................ 68,932,271
Total capital loss carryforwards ............................................................... $75,201,527
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Strategic Income VIP Fund
(continued)
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, paydown losses, payments-in-kind, bond discounts and premiums, swaps and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$61,760,693 and $65,924,777, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2023, the Fund had 25.5% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2023, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $316,303,372
Unrealized appreciation ........................................................................ $4,514,885
Unrealized depreciation ........................................................................ (29,752,593)
Net unrealized appreciation (depreciation) .......................................................... $(25,237,708)
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Strategic Income VIP Fund
(continued)
9. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of June 30, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 21,81 6
a
Variation margin on futures
contracts
$ 281,9 20
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,232 Unrealized depreciation on OTC
forward exchange contracts
298,252
Credit contracts ............
Variation margin on centrally
cleared swap contracts
19,207
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
2,166 OTC swap contracts (upfront
receipts)
455,336
Unrealized appreciation on OTC
swap contracts
108,010 Unrealized depreciation on OTC
swap contracts
547,671
Total .................... $153,43 1 $1,583,17 9
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
8. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At June 30, 2023, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $241,328
a
Investments $—
Futures contracts 494,248 Futures contracts (280,652)
Foreign exchange contracts .....
Forward exchange contracts (367,220) Forward exchange contracts (26,905)
Credit contracts ...............
Swap contracts 73,886 Swap contracts 583,183
Total ....................... $442,242 $275,626
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ......................... $46,854,110
Swap Contracts .......................... 14,101,664
Forward exchange contracts ................. 6,222,230
Options ................................. 1,985,714
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income VIP Fund
Derivatives
Forward exchange contracts ............................. $ 2,232 $ 298,252
Swap contracts ....................................... 110,176 1,003,007
Total ............................................. $112,408 $1,301,259
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
At June 30, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 56 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $2,404 $— $— $— $2,404
CITI ..................... 107,772 (107,772) — — —
JPHQ ................... 2,232 (2,232) — — —
MSCO ................... — — — — —
Total ................... $112,408 $(110,004) $ — $— $2,404
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 937,130 (107,772) — (829,358) —
JPHQ ................... 298,252 (2,232) — (270,000) 26,020
MSCO ................... 65,877 — — — 65,877
Total ................... $1,301,259 $(110,004) $— $(1,099,358) $91,897
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Energy Equipment & Services ............. 916,198 — — 916,198
Media ............................... 59,536 — — 59,536
Oil, Gas & Consumable Fuels ............. 2,918 590,775 — 593,693
Management Investment Companies ......... — 15,134,017 — 15,134,017
Convertible Bonds ....................... — 3,070 — 3,070
Corporate Bonds :
Aerospace & Defense ................... — 2,622,793 — 2,622,793
Air Freight & Logistics ................... — 804,886 — 804,886
Automobile Components ................. — 2,754,655 — 2,754,655
Automobiles .......................... — 683,466 — 683,466
Banks ............................... — 17,624,832 — 17,624,832
Beverages ........................... — 1,602,554 — 1,602,554
Biotechnology ......................... — 1,708,205 — 1,708,205
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 2,352,509 — 2,352,509
Capital Markets ........................ — 6,544,811 — 6,544,811
Chemicals ........................... — 5,092,881 — 5,092,881

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Commercial Services & Supplies ........... $ — $ 2,119,920 $ — $ 2,119,920
Construction & Engineering ............... — 538,219 — 538,219
Construction Materials .................. — 709,667 — 709,667
Consumer Finance ..................... — 1,784,711 — 1,784,711
Consumer Staples Distribution & Retail ...... — 606,624 — 606,624
Containers & Packaging ................. — 4,429,788 — 4,429,788
Distributors ........................... — 513,436 — 513,436
Diversified Consumer Services ............ — 726,400 — 726,400
Diversified REITs ...................... — 2,101,835 — 2,101,835
Diversified Telecommunication Services ..... — 2,810,805 — 2,810,805
Electric Utilities ........................ — 4,804,295 — 4,804,295
Electrical Equipment .................... — 1,001,790 — 1,001,790
Electronic Equipment, Instruments &
Components ........................ — 1,545,929 — 1,545,929
Energy Equipment & Services ............. — 377,158 — 377,158
Entertainment ......................... — 1,602,903 — 1,602,903
Financial Services ...................... — 569,630 — 569,630
Food Products ........................ — 2,427,536 — 2,427,536
Gas Utilities .......................... — 206,198 — 206,198
Ground Transportation .................. — 1,770,754 — 1,770,754
Health Care Equipment & Supplies ......... — 1,039,502 — 1,039,502
Health Care Providers & Services .......... — 5,763,724 — 5,763,724
Health Care REITs ..................... — 543,924 — 543,924
Health Care Technology ................. — 808,899 — 808,899
Hotel & Resort REITs ................... — 343,360 — 343,360
Hotels, Restaurants & Leisure ............. — 3,720,641 — 3,720,641
Household Durables .................... — 341,544 — 341,544
Household Products .................... — 741,351 — 741,351
Independent Power and Renewable Electricity
Producers .......................... — 3,602,472 — 3,602,472
Insurance ............................ — 3,606,794 — 3,606,794
Interactive Media & Services .............. — 1,449,129 — 1,449,129
IT Services ........................... — 3,768,918 — 3,768,918
Machinery ............................ — 1,359,498 — 1,359,498
Media ............................... — 4,407,748 — 4,407,748
Metals & Mining ....................... — 2,626,787 — 2,626,787
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 896,287 — 896,287
Multi-Utilities .......................... — 1,664,093 — 1,664,093
Oil, Gas & Consumable Fuels ............. — 15,268,959 — 15,268,959
Paper & Forest Products ................. — 918,391 — 918,391
Passenger Airlines ..................... — 1,578,559 — 1,578,559
Personal Care Products ................. — 4,125,376 — 4,125,376
Pharmaceuticals ....................... — 3,231,207 — 3,231,207
Real Estate Management & Development .... — 697,234 — 697,234
Residential REITs ...................... — 421,163 — 421,163
Software ............................. — 435,279 — 435,279
Specialized REITs ...................... — 802,210 — 802,210
Specialty Retail ........................ — 526,354 — 526,354
Technology Hardware, Storage & Peripherals . — 165,424 — 165,424
Textiles, Apparel & Luxury Goods .......... — 504,383 — 504,383
Tobacco ............................. — 2,146,521 — 2,146,521
Trading Companies & Distributors .......... — 1,955,961 — 1,955,961
Transportation Infrastructure .............. — 118,021 — 118,021
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,558,591 $ — $ 1,558,591
Marketplace Loans ....................... — — 5,173,257 5,173,257
Foreign Government and Agency Securities .... — 6,832,572 — 6,832,572
U.S. Government and Agency Securities ....... — 61,582,755 — 61,582,755
Asset-Backed Securities ................... — 14,494,773 — 14,494,773
Commercial Mortgage-Backed Securities ...... — 1,597,296 — 1,597,296
Mortgage-Backed Securities ................ — 18,331,672 — 18,331,672
Residential Mortgage-Backed Securities ....... — 9,547,491 — 9,547,491
Escrows and Litigation Trusts ............... — 4,253 —
a
4,253
Short Term Investments ................... 14,626,774 — — 14,626,774
Total Investments in Securities ........... $15,605,426 $271,696,168 $5,173,257 $292,474,851
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,232 $ — $ 2,232
Futures contracts ........................ 21,816 — — 21,816
Swap contracts ......................... — 127,217 — 127,217
Total Other Financial Instruments ......... $21,816 $129,449 $— $151,265
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 298,252 $ — $ 298,252
Futures contracts ........................ 281,920 — — 281,920
Swap contracts .......................... — 547,671 — 547,671
Total Other Financial Instruments ......... $281,920 $845,923 $— $1,127,843
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 6,941,352 5,992 (1,804,951) — — — (48,206) 79,070 5,173,257 (98,332)
Escrows and Litigation
Trusts :   —
c
  —  —    —   —   —  —   —  —
c
 —
Total Investments in
Securities ............ $6,941,352 $5,992 $(1,804,951) $— $— $— $(48,206) $79,070 $5,173,257 $(98,332)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2023 , are as follows:
12. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . . $5,173,257 Discounted cash flow Loss-adjusted discount rate
(0.8)% – 18.1%
(8.4%)
Decrease
Projected loss rate 2.2% – 82.0%
(19.3%)
Decrease
All Other Investments . . . . . . . —
c
Total . . . . . . . . . . . . . .
.........
$5,173,257
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
COP Colombian Peso
EUR Euro
USD United States Dollar
Index
MSCI
Morgan Stanley Capital International
CDX.NA.HY.
Series number
CDX North America High Yield Index
MCDX.
NA.MAIN.
Series number
MCDX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

VIP SA1 07/23
Franklin Strategic Income VIP Fund

franklintempleton.com
Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Strategic Income VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all multi-sector income funds underlying VIPs. The
Board noted that the Fund’s annualized income return for
the one-, three-, five- and 10-year periods was above the
median of its Performance Universe. The Board also noted
that the Fund’s annualized total return for the five- and
10-year periods was below the median of its Performance
Universe, but for the three-year period was equal to the
median of its Performance Universe, and for the one-year
period was above the median of its Performance Universe.
The Board further noted management’s view regarding
the income-related attributes of the Fund (e.g., a fund’s
investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and ten
other multi-sector income funds underlying VIPs. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were above the medians of its respective
Expense Group. The Board further noted that the Fund’s
Management Rate and actual total expense ratio were two
and one-half basis points or less above the medians of the
Fund’s Expense Group. After consideration of the above, the
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

franklintempleton.com
Semiannual Report
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing the fund is inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

franklintempleton.com
Semiannual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

779 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Strategic Income VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin U.S.
Government
Securities VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 11
Notes to Financial Statements 14
Statement of Additional Information 21
Shareholder Information 22

2
Semiannual Report
Franklin U.S. Government Securities VIP Fund
This semiannual report for Franklin U.S. Government
Securities VIP Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks income. Under normal market conditions,
the Fund invests at least 80% of its net assets in U.S.
government securities.
Performance Overview
You can find the Fund’s six-month total return for all classes in the Performance Summary. In comparison, the Fund’s
benchmark, the Bloomberg U.S. Government - Intermediate
Index, posted a +1.11% total return.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin U.S. Government
Securities VIP Fund. We look forward to serving your future
investment needs.
Portfolio Composition
6/30/23
% of Total Net
Assets
Mortgage-Backed Securities 77.5%
U.S. Government and Agency Securities 14.2%
Foreign Government and Agency Securities 2.2%
Corporate Bonds 1.4%
Short-Term Investments & Other Net Assets 4.7%
1. Source: Morningstar. The Bloomberg U.S. Government - Intermediate Index is the intermediate component of the Bloomberg U.S. Government Index, which includes U.S.
dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government).
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin U.S. Government Securities VIP Fund
3
franklintempleton.com
Semiannual Report
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The Fund’s prospectus also includes a description of the main investment risks. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Share Class
6-Month Total
Return
–
1 +1.80%
2 +1.64%

Your Fund’s Expenses
Franklin U.S. Government Securities VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,018.00 $2.60 $1,022.22 $2.61 0.52%
2 $1,000 $1,016.40 $3.85 $1,020.98 $3.86 0.77%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.44 $11.85 $12.37 $12.34 $12.07 $12.36
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.20 0.12 0.22 0.27 0.29
Net realized and unrealized gains (losses) 0.05 (1.32) (0.32) 0.28 0.38 (0.22)
Total from investment operations ........ 0.19 (1.12) (0.20) 0.50 0.65 0.07
Less distributions from:
Net investment income .............. (0.31) (0.29) (0.32) (0.47) (0.38) (0.36)
Net asset value, end of period .......... $10.32 $10.44 $11.85 $12.37 $12.34 $12.07
Total return
c
....................... 1.80% (9.50)% (1.62)% 4.08% 5.47% 0.60%
Ratios to average net assets
d
Expenses
e
........................ 0.52% 0.49% 0.53% 0.53% 0.51% 0.50%
Net investment income ............... 2.59% 1.79% 1.03% 1.81% 2.23% 2.38%
Supplemental data
Net assets, end of period (000’s) ........ $36,709 $37,066 $45,733 $52,307 $54,104 $59,213
Portfolio turnover rate ................ 12.86% 9.28% 80.81% 56.32% 24.16% 22.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $11.57 $12.08 $12.05 $11.79 $12.09
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.16 0.09 0.19 0.24 0.25
Net realized and unrealized gains (losses) 0.05 (1.28) (0.31) 0.27 0.37 (0.22)
Total from investment operations ........ 0.17 (1.12) (0.22) 0.46 0.61 0.03
Less distributions from:
Net investment income .............. (0.28) (0.26) (0.29) (0.43) (0.35) (0.33)
Net asset value, end of period .......... $10.08 $10.19 $11.57 $12.08 $12.05 $11.79
Total return
c
....................... 1.64% (9.75)% (1.83)% 3.83% 5.23% 0.34%
Ratios to average net assets
d
Expenses
e
........................ 0.77% 0.74% 0.78% 0.78% 0.76% 0.75%
Net investment income ............... 2.33% 1.53% 0.78% 1.56% 1.98% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $533,446 $555,028 $730,340 $771,332 $771,866 $1,105,627
Portfolio turnover rate ................ 12.86% 9.28% 80.81% 56.32% 24.16% 22.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.4%
Oil, Gas & Consumable Fuels 1.4%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 3,937,500 $ 3,770,368
Senior Note, 1.87%, 1/15/26 ........................... India 2,210,526 2,099,787
Senior Note, 2.06%, 1/15/26 ........................... India 1,875,000 1,785,315
7,655,470
Total Corporate Bonds (Cost $7,984,023) .......................................
7,655,470
Foreign Government and Agency Securities 2.2%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 11,995,831
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 658,000 635,305
Total Foreign Government and Agency Securities (Cost $12,727,063) ..............
12,631,136
U.S. Government and Agency Securities 14.2%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,525,252
U.S. International Development Finance Corp. (The) , 4.01%, 5/15/30
United States 1,222,500 1,182,956
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,929,359
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 7,870,398
2.375%, 8/15/24 ..................................... United States 22,000,000 21,294,024
2.25%, 8/15/27 ..................................... United States 34,040,000 31,473,703
0.625%, 8/15/30 ..................................... United States 8,500,000 6,773,769
Total U.S. Government and Agency Securities (Cost $87,934,820) .................
81,049,461
Mortgage-Backed Securities 77.5%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 5.019%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 62,743 61,155
FHLMC, 4.311% - 5.535%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 4,244,713 4,232,642
4,293,797
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.5%
FHLMC Gold Pool, 15 Year, 4.5%, 3/01/25 - 4/01/25 ........... United States 48,520 47,899
FHLMC Gold Pool, 20 Year, 3.5%, 3/01/32 .................. United States 969,800 933,848
FHLMC Gold Pool, 30 Year, 3%, 5/01/43 .................... United States 146,654 132,649
FHLMC Gold Pool, 30 Year, 3.5%, 5/01/43 .................. United States 23,373 21,856
FHLMC Gold Pool, 30 Year, 4%, 9/01/40 - 12/01/41 ............ United States 2,171,875 2,091,954
FHLMC Gold Pool, 30 Year, 4.5%, 5/01/40 - 7/01/41 ........... United States 666,768 659,091
FHLMC Gold Pool, 30 Year, 5%, 9/01/33 - 4/01/40 ............. United States 2,005,026 2,021,392
FHLMC Gold Pool, 30 Year, 5.5%, 7/01/33 - 5/01/38 ........... United States 407,361 417,684
FHLMC Gold Pool, 30 Year, 6%, 1/01/24 - 8/01/35 ............. United States 371,713 378,890
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/23 - 5/01/35 .......... United States 109,154 111,687
FHLMC Gold Pool, 30 Year, 7%, 4/01/24 - 9/01/31 ............. United States 33,388 33,576
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 65,819 68,136
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,138,092 1,760,104
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 4,718,922 3,884,179
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 7,901,488 7,559,885
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,438,067 2,391,957
FHLMC Pool, 30 Year, 4.5%, 10/01/52 ...................... United States 15,039,348 14,470,589
FHLMC Pool, 30 Year, 5%, 12/01/52 ....................... United States 14,523,613 14,243,597
FHLMC Pool, 30 Year, 5.5%, 1/01/53 ....................... United States 14,311,827 14,251,299
65,480,272
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.2%
FNMA, 4.927%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 4,224,588 4,286,982

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.561% - 5.495%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 31,334 $ 30,764
FNMA, 3.425% - 6.004%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 5,794,608 5,794,232
FNMA, 2.884% - 6.125%, (1-year CMT T-Note +/- MBS Margin),
9/01/23 - 12/01/40 ................................... United States 2,693,582 2,688,938
FNMA, 4.789% - 6.35%, (12-month average of 1-year CMT +/- MBS
Margin), 9/01/35 - 10/01/44 ............................ United States 139,662 136,651
FNMA, 3.426% - 6.547%, (6-month USD LIBOR +/- MBS Margin),
12/01/24 - 3/01/37 ................................... United States 228,404 226,742
13,164,309
Federal National Mortgage Association (FNMA) Fixed Rate 19.0%
FNMA, 2.64%, 7/01/25 ................................. United States 2,272,119 2,157,421
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,341,061
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,770,893
FNMA, 5.5%, 4/01/34 .................................. United States 391,452 388,902
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 2,175,269 1,952,323
FNMA, 15 Year, 3%, 9/01/37 ............................. United States 12,138,042 11,334,791
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 12,957 12,917
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 7,389,475 6,047,912
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 9,268,059 7,883,625
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 20,449,508 17,406,575
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 4,732,038 4,023,503
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,459,148 5,490,653
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 8,451,142 7,183,325
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 53,734 48,549
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,126,802 3,646,074
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 3,512,395 3,101,893
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 9,174,645 8,568,544
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,250,744 2,164,758
FNMA, 30 Year, 4%, 9/01/52 ............................. United States 15,221,064 14,295,498
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,028,214 2,005,842
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,321,718 1,329,617
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 878,972 894,560
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 709,434 721,336
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 92,816 96,548
FNMA, 30 Year, 7.5%, 8/01/25 ........................... United States 607 607
FNMA, 30 Year, 8%, 7/01/24 - 12/01/24 ..................... United States 2,612 2,605
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 23,665 23,594
107,893,926
Government National Mortgage Association (GNMA) Fixed Rate 44.0%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 7,412,943 7,405,176
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 226,193 231,414
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 181,142 188,269
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 89,910 91,924
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 4,743 4,827
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 83,096 85,942
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 215,042 195,975
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,270,314 3,171,678
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 4,953,122 4,887,896
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 1,722,864 1,743,127
GNMA I, Single-family, 30 Year, 6%, 12/15/23 - 9/15/38 ......... United States 656,524 668,999
GNMA I, Single-family, 30 Year, 6.5%, 9/15/23 - 5/15/37 ........ United States 349,431 356,620
GNMA I, Single-family, 30 Year, 7%, 8/15/23 - 9/15/31 .......... United States 41,101 41,159
GNMA I, Single-family, 30 Year, 7.5%, 11/15/26 - 11/15/27 ....... United States 4,161 4,159

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 - 12/15/24 ........ United States 5,669 $ 5,662
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,060,957 4,262,453
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 11,234,299 9,454,926
GNMA II, Single-family, 30 Year, 2%, 3/20/52 ................. United States 12,517,087 10,529,990
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 11,214,303 9,737,279
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 4,741,779 4,109,813
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 31,739,316 27,546,072
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 10,391,479 9,012,651
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,092,477 2,823,129
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 5,857,056 5,335,333
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 15,832,971 14,222,288
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 6,114,932 5,489,058
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 15,243,700 13,683,871
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 16,640,742 14,932,906
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 19,376,463 17,380,866
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 6,404,244 6,037,950
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 3,887,610 3,666,037
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 3,050,348 2,874,516
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 5,206,380 4,906,182
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 4,185,041 3,950,193
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 9,451,567 8,884,746
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 15,772,714 14,742,778
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 12,125,486 11,422,821
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,247,401 3,975,451
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 6,930,000 6,725,006
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 9,341,391 9,278,220
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 3,862,954 3,919,036
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,636,233 1,681,153
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,067,382 1,109,244
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 145,317 148,852
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 3,507 3,659
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 11/20/26 ...... United States 8,351 8,376
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,292 1,306
250,938,988
Total Mortgage-Backed Securities (Cost $496,827,061) ...........................
441,771,292
Total Long Term Investments (Cost $605,472,967) ...............................
543,107,359
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Short Term Investments 4.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.5%
c
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value
$25,437,721)
BNP Paribas Securities Corp. (Maturity Value $9,837,021)
Deutsche Bank Securities, Inc. (Maturity Value $5,763,933)
HSBC Securities (USA), Inc. (Maturity Value $9,836,767)
Collateralized by U.S. Government and Agency Securities, 0.63% -
7.5%, 6/15/24 - 11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%,
5/31/24 - 4/30/25 (valued at $25,934,512) ................. 25,427,158 $ 25,427,158
Total Repurchase Agreements (Cost $25,427,158) ...............................
25,427,158
Total Short Term Investments (Cost $25,427,158 ) ................................
25,427,158
a
Total Investments (Cost $630,900,125) 99.8% ...................................
$568,534,517
Other Assets, less Liabilities 0.2% .............................................
1,620,608
Net Assets 100.0% ...........................................................
$570,155,125
See Abbreviations on page 21.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation. See Note 1(d).
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $605,472,967
Cost - Unaffiliated repurchase agreements ...................................................... 25,427,158
Value - Unaffiliated issuers .................................................................. $543,107,359
Value - Unaffiliated repurchase agreements ...................................................... 25,427,158
Receivables:
Investment securities sold ................................................................... 61,607
Capital shares sold ........................................................................ 318,229
Interest ................................................................................. 2,234,648
Total assets .......................................................................... 571,149,001
Liabilities:
Payables:
Capital shares redeemed ................................................................... 507,977
Management fees ......................................................................... 232,341
Distribution fees .......................................................................... 110,109
Trustees' fees and expenses ................................................................. 929
Pricing fees ............................................................................. 54,277
Accrued expenses and other liabilities ........................................................... 88,243
Total liabilities ......................................................................... 993,876
Net assets, at value ................................................................. $570,155,125
Net assets consist of:
Paid-in capital ............................................................................. $759,645,797
Total distributable earnings (losses) ............................................................. (189,490,672)
Net assets, at value ................................................................. $570,155,125
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $36,709,091
Shares outstanding ........................................................................ 3,558,398
Net asset value and maximum offering price per share ............................................. $10.32
Class 2:
Net assets, at value ....................................................................... $533,446,034
Shares outstanding ........................................................................ 52,926,504
Net asset value and maximum offering price per share ............................................. $10.08

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(822,805)
Paid in cash
a
........................................................................... 9,897,237
Total investment income ................................................................... 9,074,432
Expenses:
Management fees (Note 3 a ) ................................................................... 1,439,296
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 684,207
Custodian fees (Note 4 ) ...................................................................... 1,809
Reports to shareholders fees .................................................................. 7,477
Professional fees ........................................................................... 33,699
Trustees' fees and expenses .................................................................. 3,912
Other .................................................................................... 36,412
Total expenses ......................................................................... 2,206,812
Expense reductions (Note 4 ) ............................................................... (2,997)
Net expenses ......................................................................... 2,203,815
Net investment income ................................................................ 6,870,617
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (8,146,644)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,089,356
Net realized and unrealized gain (loss) ............................................................ 2,942,712
Net increase (decrease) in net assets resulting from operations .......................................... $9,813,329
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin U.S. Government Securities VIP
Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,870,617 $10,329,334
Net realized gain (loss) ................................................. (8,146,644) (4,800,090)
Net change in unrealized appreciation (depreciation) ........................... 11,089,356 (76,931,163)
Net increase (decrease) in net assets resulting from operations ................ 9,813,329 (71,401,919)
Distributions to shareholders:
Class 1 ............................................................. (1,070,091) (1,054,646)
Class 2 ............................................................. (14,416,285) (14,822,650)
Total distributions to shareholders .......................................... (15,486,376) (15,877,296)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 54,915 (3,433,184)
Class 2 ............................................................. (16,321,147) (93,266,111)
Total capital share transactions ............................................ (16,266,232) (96,699,295)
Net increase (decrease) in net assets ................................... (21,939,279) (183,978,510)
Net assets:
Beginning of period ..................................................... 592,094,404 776,072,914
End of period .......................................................... $570,155,125 $592,094,404

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin U.S. Government Securities VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2023,
58.6% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Schedule of Investments, had been entered into on June 30, 2023.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 151,735 $1,616,611 164,976 $1,786,020
Shares issued in reinvestment of distributions .......... 103,290 1,070,091 99,589 1,054,646
Shares redeemed ............................... (247,367) (2,631,787) (573,562) (6,273,850)
Net increase (decrease) .......................... 7,658 $54,915 (308,997) $(3,433,184)
Class 2 Shares:
Shares sold ................................... 1,396,811 $14,497,094 3,142,689 $33,698,167
Shares issued in reinvestment of distributions .......... 1,423,128 14,416,285 1,432,140 14,822,650
Shares redeemed ............................... (4,367,778) (45,234,526) (13,250,178) (141,786,928)
Net increase (decrease) .......................... (1,547,839) $(16,321,147) (8,675,349) $(93,266,111)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin U.S. Government Securities VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.492% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin U.S. Government Securities VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$72,100,656 and $98,094,050, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $47,781,429
Long term ................................................................................ 73,679,971
Total capital loss carryforwards ............................................................... $121,461,400
Cost of investments .......................................................................... $634,442,969
Unrealized appreciation ........................................................................ $122,780
Unrealized depreciation ........................................................................ (66,031,232)
Net unrealized appreciation (depreciation) .......................................................... $(65,908,452)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin U.S. Government Securities VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin U.S. Government Securities VIP Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

VIP SA1 07/23
Franklin U.S. Government Securities VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin U.S. Government Securities VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of, the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all intermediate US government funds underlying
VIPs. The Board noted that the Fund’s annualized income
return for the one-, three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three-, five- and 10-year periods was below the median of
its Performance Universe, but for the one-year period was
above the median of its Performance Universe. The Board
noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, two
other intermediate US government funds underlying VIPs
and eight inflation-protected bond funds underlying VIPs.
The Board noted that the Management Rate and actual total
expense ratio for the Fund were equal to the medians of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board

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considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing the fund is inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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Semiannual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

781 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin U.S. Government Securities VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin VolSmart
Allocation VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 17
Notes to Financial Statements 20
Statement of Additional Information 29
Shareholder Information 31

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Semiannual Report
Franklin VolSmart Allocation VIP Fund
This semiannual report for Franklin VolSmart Allocation VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s six-month total return for all classes in the Performance Summary. For comparison, the Fund’s
equity benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), posted a +16.89% total return, while the Fund’s fixed
income benchmark, the Bloomberg U.S. Aggregate Bond
Index, posted a +2.09% total return for the period under
review.
1
The Fund’s Blended Benchmark, a combination of
leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, posted a +10.85% total
return for the same period.
2
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund. We look forward to serving your future
investment needs.
Portfolio Composition
*
6/30/23
% of Total
Net Assets
Common Stocks 64.6%
Domestic Fixed Income 24.2%
Domestic Hybrid 7.9%
Foreign Equity 1.5%
Short-Term Investments & Other Net Assets 1.8%
Top 10 Holdings
6/30/23
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 16.2%
Western Asset Core Plus Bond Fund, Class IS 8.0%
Franklin Income VIP Fund, Class 1 7.9%
Microsoft Corp. 5.4%
Apple, Inc. 2.8%
Stryker Corp. 1.5%
iShares Core MSCI EAFE ETF 1.5%
UnitedHealth Group, Inc. 1.3%
Texas Instruments, Inc. 1.3%
Roper Technologies, Inc. 1.3%
1. Source: MorningStar. Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
2. Source: FactSet. The Fund's Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin VolSmart Allocation VIP Fund
3
franklintempleton.com
Semiannual Report
1. Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. There can be no guarantee that the Fund will stay within its target volatility. There can be no guarantee that the Fund's volatility strategy will be successful, and achieving the
Fund's volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Investments in underlying funds are subject to the same risks as, and indirectly bear the fees and expenses of, the underlying funds. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Share Class
6-Month Total
Return
–
1 +6.83%
2 +6.79%
5 +6.73%

Your Fund’s Expenses
Franklin VolSmart Allocation VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,068.30 $3.32 $1,021.59 $3.24 0.65%
2 $1,000 $1,067.90 $3.32 $1,021.58 $3.25 0.65%
5 $1,000 $1,067.30 $4.10 $1,020.83 $4.00 0.80%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended
December 31,
2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $12.13 $13.60
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.15 0.17
Net realized and unrealized gains (losses) ................................................ 0.68 (0.18)
Total from investment operations ......................................................... 0.83 (0.01)
Less distributions from:
Net investment income ............................................................... (0.26) (0.25)
Net realized gains .................................................................. (0.84) (1.21)
Total distributions .................................................................... (1.10) (1.46)
Net asset value, end of period ........................................................... $11.86 $12.13
Total return
e
........................................................................ 6.83% 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 0.80% 0.81%
Expenses net of waiver and payments by affiliates
g,h
.......................................... 0.65% 0.65%
Net investment income ................................................................ 2.42% 2.20%
Supplemental data
Net assets, end of period (000’s) ......................................................... $4 $4
Portfolio turnover rate ................................................................. 11.91% 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2023.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.19 $15.57 $14.55 $12.60 $10.82 $11.67
Income from investment operations
a
:
Net investment income
b ,c
............ 0.15 0.23 0.26 0.24 0.22 0.21
Net realized and unrealized gains (losses) 0.68 (2.15) 2.19 1.86 1.70 (1.02)
Total from investment operations ........ 0.83 (1.92) 2.45 2.10 1.92 (0.81)
Less distributions from:
Net investment income .............. (0.26) (0.25) (0.64) (0.15) — (0.04)
Net realized gains ................. (0.84) (1.21) (0.79) — (0.14) —
Total distributions ................... (1.10) (1.46) (1.43) (0.15) (0.14) (0.04)
Net asset value, end of period .......... $11.92 $12.19 $15.57 $14.55 $12.60 $10.82
Total return
d
....................... 6.79% (12.13)% 17.62% 16.85% 17.82% (6.93)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.86% 0.85% 0.88% 0.88% 1.12% 1.10%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.65% 0.65% 0.65% 0.65% 0.90% 0.75%
Net investment income ............... 2.42% 1.71% 1.75% 1.85% 1.87% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $32 $33 $48 $45 $39 $33
Portfolio turnover rate ................ 11.91% 37.75% 41.28% 69.19% 4.99% 6.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.15 $15.52 $14.52 $12.59 $10.80 $11.65
Income from investment operations
a
:
Net investment income
b ,c
............ 0.14 0.21 0.23 0.23 0.23 0.22
Net realized and unrealized gains (losses) 0.68 (2.14) 2.18 1.86 1.70 (1.01)
Total from investment operations ........ 0.82 (1.93) 2.41 2.09 1.93 (0.79)
Less distributions from:
Net investment income .............. (0.24) (0.23) (0.62) (0.16) — (0.06)
Net realized gains ................. (0.84) (1.21) (0.79) — (0.14) —
Total distributions ................... (1.08) (1.44) (1.41) (0.16) (0.14) (0.06)
Net asset value, end of period .......... $11.89 $12.15 $15.52 $14.52 $12.59 $10.80
Total return
d
....................... 6.73% (12.27)% 17.36% 16.78% 17.95% (6.85)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.01% 1.00% 1.03% 1.03% 1.02% 1.00%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.80% 0.80% 0.80% 0.80% 0.80% 0.65%
Net investment income ............... 2.24% 1.57% 1.57% 1.70% 1.97% 1.95%
Supplemental data
Net assets, end of period (000’s) ........ $168,392 $170,682 $209,784 $195,818 $185,381 $171,173
Portfolio turnover rate ................ 11.91% 37.75% 41.28% 69.19% 4.99% 6.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2023.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin VolSmart Allocation VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Shares
a
Value
a
Common Stocks 64.6%
Aerospace & Defense 1.6%
General Dynamics Corp. .............................................. 3,268 $ 703,110
Lockheed Martin Corp. ............................................... 1,361 626,577
Raytheon Technologies Corp. .......................................... 14,587 1,428,943
2,758,630
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc. ............................... 469 56,810
United Parcel Service, Inc., B .......................................... 6,198 1,110,991
1,167,801
Automobile Components 0.0%
†
BorgWarner, Inc. .................................................... 1,190 58,203
Automobiles 0.5%
a
Tesla, Inc. ......................................................... 3,016 789,498
a
Banks 1.0%
Citigroup, Inc. ...................................................... 5,688 261,876
First Citizens BancShares , Inc., A ....................................... 41 52,621
JPMorgan Chase & Co. ............................................... 8,678 1,262,128
New York Community Bancorp, Inc. ...................................... 5,033 56,571
1,633,196
Beverages 0.7%
a
Monster Beverage Corp. .............................................. 2,003 115,052
PepsiCo, Inc. ...................................................... 5,812 1,076,499
1,191,551
Biotechnology 1.9%
AbbVie, Inc. ....................................................... 11,292 1,521,371
a
Biogen, Inc. ....................................................... 701 199,680
Gilead Sciences, Inc. ................................................ 5,352 412,479
a
Regeneron Pharmaceuticals, Inc. ....................................... 630 452,680
a
Vertex Pharmaceuticals, Inc. ........................................... 1,603 564,112
3,150,322
Broadline Retail 0.7%
a
Amazon.com, Inc. ................................................... 8,528 1,111,710
Macy's, Inc. ........................................................ 3,805 61,070
1,172,780
Building Products 1.1%
a
Builders FirstSource , Inc. ............................................. 951 129,336
Carlisle Cos., Inc. ................................................... 2,294 588,480
Fortune Brands Innovations, Inc. ........................................ 856 61,589
Johnson Controls International plc ....................................... 13,647 929,907
Lennox International, Inc. ............................................. 188 61,301
Owens Corning ..................................................... 618 80,649
1,851,262
Capital Markets 0.7%
Evercore , Inc., A .................................................... 479 59,200
Janus Henderson Group plc ........................................... 1,968 53,628
LPL Financial Holdings, Inc. ........................................... 414 90,016
MarketAxess Holdings, Inc. ............................................ 190 49,670
Moody's Corp. ...................................................... 434 150,910
MSCI, Inc., A ....................................................... 314 147,357
Nasdaq, Inc. ....................................................... 11,214 559,018

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
SEI Investments Co. ................................................. 915 $ 54,552
1,164,351
Chemicals 3.3%
Air Products and Chemicals, Inc. ........................................ 4,844 1,450,923
Albemarle Corp. .................................................... 2,962 660,793
CF Industries Holdings, Inc. ........................................... 1,215 84,345
Ecolab, Inc. ........................................................ 3,813 711,849
Linde plc .......................................................... 5,365 2,044,494
LyondellBasell Industries NV, A ......................................... 1,529 140,408
NewMarket Corp. ................................................... 133 53,482
Sherwin-Williams Co. (The) ............................................ 1,407 373,587
5,519,881
Commercial Services & Supplies 1.0%
Cintas Corp. ....................................................... 1,872 930,534
a
Clean Harbors, Inc. .................................................. 401 65,936
a
Copart , Inc. ........................................................ 2,070 188,805
Republic Services, Inc., A ............................................. 621 95,119
Rollins, Inc. ........................................................ 1,385 59,319
Waste Management, Inc. .............................................. 2,348 407,190
1,746,903
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 1,575 255,245
Cisco Systems, Inc. ................................................. 15,223 787,638
1,042,883
Construction & Engineering 0.0%
†
EMCOR Group, Inc. ................................................. 314 58,021
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 318 59,282
Consumer Finance 0.1%
OneMain Holdings, Inc. ............................................... 1,367 59,724
Synchrony Financial ................................................. 2,530 85,818
145,542
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc., A ............................................... 2,664 58,129
Target Corp. ....................................................... 6,363 839,280
Walmart, Inc. ...................................................... 5,336 838,712
1,736,121
Containers & Packaging 0.0%
†
Graphic Packaging Holding Co. ......................................... 2,165 52,025
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. .......................................... 494 50,986
a
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................................... 19,286 717,246
Electric Utilities 0.2%
Pinnacle West Capital Corp. ........................................... 726 59,140
Southern Co. (The) .................................................. 2,911 204,498
263,638

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Shares
a
Value
a
Common Stocks
(continued)
Electrical Equipment 0.5%
Hubbell, Inc., B ..................................................... 334 $ 110,741
nVent Electric plc ................................................... 11,313 584,543
Rockwell Automation, Inc. ............................................. 311 102,459
797,743
Electronic Equipment, Instruments & Components 0.2%
a
Arrow Electronics, Inc. ............................................... 408 58,438
Avnet, Inc. ........................................................ 1,180 59,531
Jabil, Inc. ......................................................... 890 96,058
National Instruments Corp. ............................................ 1,068 61,303
275,330
Energy Equipment & Services 0.0%
†
a
TechnipFMC plc .................................................... 3,938 65,450
a
Entertainment 0.4%
a
Netflix, Inc. ........................................................ 1,241 546,648
World Wrestling Entertainment, Inc., A .................................... 510 55,320
601,968
Financial Services 1.8%
a
Berkshire Hathaway, Inc., B ............................................ 1,404 478,764
Mastercard , Inc., A .................................................. 2,432 956,506
MGIC Investment Corp. ............................................... 3,422 54,033
Visa, Inc., A ........................................................ 5,984 1,421,080
Western Union Co. (The) .............................................. 4,543 53,290
2,963,673
Food Products 1.2%
General Mills, Inc. ................................................... 3,481 266,993
Hershey Co. (The) .................................................. 926 231,222
Ingredion, Inc. ...................................................... 494 52,339
Lamb Weston Holdings, Inc. ........................................... 749 86,098
McCormick & Co., Inc. ............................................... 8,823 769,630
Mondelez International, Inc., A .......................................... 9,060 660,836
2,067,118
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 700 81,438
National Fuel Gas Co. ................................................ 1,016 52,182
133,620
Ground Transportation 0.9%
JB Hunt Transport Services, Inc. ........................................ 2,745 496,927
Knight-Swift Transportation Holdings, Inc., A ............................... 941 52,282
Landstar System, Inc. ................................................ 295 56,799
Norfolk Southern Corp. ............................................... 2,838 643,545
Old Dominion Freight Line, Inc. ......................................... 428 158,253
Ryder System, Inc. .................................................. 656 55,622
a
Saia, Inc. ......................................................... 182 62,319
Schneider National, Inc., B ............................................ 1,995 57,297
1,583,044
Health Care Equipment & Supplies 3.9%
Abbott Laboratories .................................................. 9,300 1,013,886
a
Align Technology, Inc. ................................................ 204 72,143
Becton Dickinson & Co. ............................................... 5,007 1,321,898
a
Hologic , Inc. ....................................................... 987 79,917

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. .............................................. 374 $ 187,834
a
Inspire Medical Systems, Inc. .......................................... 177 57,461
a
Intuitive Surgical, Inc. ................................................ 973 332,708
Medtronic plc ...................................................... 10,600 933,860
Stryker Corp. ...................................................... 8,419 2,568,553
6,568,260
Health Care Providers & Services 2.0%
Cardinal Health, Inc. ................................................. 1,712 161,904
Chemed Corp. ..................................................... 98 53,084
CVS Health Corp. ................................................... 2,642 182,641
Encompass Health Corp. ............................................. 834 56,470
HCA Healthcare, Inc. ................................................. 1,229 372,977
Humana, Inc. ...................................................... 635 283,928
UnitedHealth Group, Inc. .............................................. 4,610 2,215,750
3,326,754
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,820 55,856
Hotels, Restaurants & Leisure 2.3%
a
Booking Holdings, Inc. ............................................... 165 445,555
a
Chipotle Mexican Grill, Inc., A .......................................... 87 186,093
Churchill Downs, Inc. ................................................ 381 53,024
Darden Restaurants, Inc. ............................................. 343 57,308
McDonald's Corp. ................................................... 6,634 1,979,652
Starbucks Corp. .................................................... 8,486 840,623
Texas Roadhouse, Inc., A ............................................. 480 53,894
Yum! Brands, Inc. ................................................... 1,625 225,144
3,841,293
Household Durables 0.6%
DR Horton, Inc. ..................................................... 1,882 229,020
Lennar Corp., A ..................................................... 1,505 188,592
Lennar Corp., B .................................................... 547 61,800
a
NVR, Inc. ......................................................... 19 120,662
PulteGroup, Inc. .................................................... 1,499 116,442
Tempur Sealy International, Inc. ........................................ 1,452 58,182
Toll Brothers, Inc. ................................................... 902 71,321
a
TopBuild Corp. ..................................................... 257 68,367
914,386
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 7,542 581,036
Procter & Gamble Co. (The) ........................................... 6,182 938,056
1,519,092
Independent Power and Renewable Electricity Producers 0.0%
†
Clearway Energy, Inc., A .............................................. 1,882 50,814
Industrial Conglomerates 1.0%
General Electric Co. ................................................. 3,130 343,830
Honeywell International, Inc. ........................................... 6,219 1,290,443
1,634,273
Industrial REITs 0.1%
EastGroup Properties, Inc. ............................................ 314 54,510
First Industrial Realty Trust, Inc. ........................................ 995 52,377

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial REITs (continued)
STAG Industrial, Inc. ................................................. 1,487 $ 53,354
160,241
Insurance 0.7%
Aon plc, A ......................................................... 640 220,928
a
Arch Capital Group Ltd. ............................................... 1,875 140,344
Arthur J Gallagher & Co. .............................................. 1,044 229,231
Erie Indemnity Co., A ................................................. 1,955 410,569
Primerica, Inc. ...................................................... 284 56,164
Reinsurance Group of America, Inc. ..................................... 370 51,315
Unum Group ....................................................... 1,349 64,347
White Mountains Insurance Group Ltd. ................................... 38 52,779
1,225,677
Interactive Media & Services 1.5%
a
Alphabet, Inc., A .................................................... 8,059 964,662
a
Alphabet, Inc., C .................................................... 6,995 846,185
a
Meta Platforms, Inc., A ............................................... 2,319 665,507
2,476,354
IT Services 0.9%
Accenture plc, A .................................................... 4,735 1,461,127
Amdocs Ltd. ....................................................... 772 76,312
1,537,439
Leisure Products 0.0%
†
Brunswick Corp. .................................................... 685 59,348
Life Sciences Tools & Services 1.0%
Danaher Corp. ..................................................... 1,359 326,160
a
Medpace Holdings, Inc. ............................................... 250 60,043
West Pharmaceutical Services, Inc. ...................................... 3,243 1,240,350
1,626,553
Machinery 1.2%
Allison Transmission Holdings, Inc. ...................................... 1,094 61,767
Crane NXT Co. ..................................................... 983 55,480
Donaldson Co., Inc. ................................................. 4,918 307,424
Dover Corp. ....................................................... 5,183 765,270
Graco , Inc. ........................................................ 676 58,373
Illinois Tool Works, Inc. ............................................... 1,280 320,205
Lincoln Electric Holdings, Inc. .......................................... 345 68,527
PACCAR, Inc. ...................................................... 3,329 278,471
Pentair plc ........................................................ 933 60,272
Snap-on, Inc. ...................................................... 299 86,169
2,061,958
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 2,089 80,594
Omnicom Group, Inc. ................................................ 1,201 114,275
194,869
Metals & Mining 0.4%
Nucor Corp. ....................................................... 1,649 270,403
Reliance Steel & Aluminum Co. ......................................... 386 104,834
Southern Copper Corp. ............................................... 775 55,598
Steel Dynamics, Inc. ................................................. 1,139 124,071

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares
a
Value
a
Common Stocks
(continued)
Metals & Mining (continued)
United States Steel Corp. ............................................. 2,473 $ 61,850
616,756
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 6,357 59,438
Multi-Utilities 0.1%
Consolidated Edison, Inc. ............................................. 1,976 178,630
Oil, Gas & Consumable Fuels 2.1%
Chesapeake Energy Corp. ............................................ 504 42,175
Chevron Corp. ..................................................... 4,588 721,922
Devon Energy Corp. ................................................. 3,665 177,166
EOG Resources, Inc. ................................................ 4,325 494,953
Exxon Mobil Corp. ................................................... 11,057 1,185,863
Marathon Petroleum Corp. ............................................ 2,573 300,012
Ovintiv , Inc. ........................................................ 1,565 59,579
PDC Energy, Inc. ................................................... 754 53,640
Phillips 66 ......................................................... 1,847 176,167
a
Southwestern Energy Co. ............................................. 10,848 65,196
Valero Energy Corp. ................................................. 2,140 251,022
3,527,695
Pharmaceuticals 2.8%
Eli Lilly & Co. ...................................................... 2,238 1,049,577
Johnson & Johnson ................................................. 9,576 1,585,019
Merck & Co., Inc. ................................................... 7,741 893,234
Organon & Co. ..................................................... 2,669 55,542
Pfizer, Inc. ......................................................... 30,432 1,116,246
4,699,618
Professional Services 0.0%
†
Concentrix Corp. .................................................... 590 47,642
Retail REITs 0.3%
Agree Realty Corp. .................................................. 802 52,443
NNN REIT, Inc. ..................................................... 1,216 52,033
Realty Income Corp. ................................................. 3,547 212,075
Simon Property Group, Inc. ............................................ 1,373 158,554
Spirit Realty Capital, Inc. .............................................. 1,325 52,178
527,283
Semiconductors & Semiconductor Equipment 5.6%
Analog Devices, Inc. ................................................. 10,215 1,989,984
Applied Materials, Inc. ................................................ 5,011 724,290
Broadcom, Inc. ..................................................... 1,136 985,401
KLA Corp. ......................................................... 867 420,512
Lam Research Corp. ................................................. 809 520,074
a
Lattice Semiconductor Corp. ........................................... 868 83,389
Microchip Technology, Inc. ............................................ 2,703 242,162
NVIDIA Corp. ...................................................... 2,981 1,261,023
a
ON Semiconductor Corp. ............................................. 2,599 245,813
QUALCOMM, Inc. ................................................... 6,055 720,787
Skyworks Solutions, Inc. .............................................. 706 78,147
Texas Instruments, Inc. ............................................... 12,023 2,164,380
9,435,962

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Common Stocks
(continued)
Software 8.0%
a
Cadence Design Systems, Inc. ......................................... 1,720 $ 403,374
Dolby Laboratories, Inc., A ............................................. 627 52,467
a
Fair Isaac Corp. .................................................... 131 106,007
a
Fortinet, Inc. ....................................................... 4,122 311,582
a
HubSpot , Inc. ...................................................... 122 64,915
a
Manhattan Associates, Inc. ............................................ 436 87,148
Microsoft Corp. ..................................................... 26,778 9,118,980
Oracle Corp. ....................................................... 6,621 788,495
Roper Technologies, Inc. .............................................. 4,449 2,139,079
a
Synopsys, Inc. ..................................................... 888 386,644
13,458,691
Specialized REITs 0.4%
CubeSmart ........................................................ 1,164 51,984
EPR Properties ..................................................... 1,240 58,032
Gaming and Leisure Properties, Inc. ..................................... 1,572 76,179
Life Storage, Inc. .................................................... 406 53,982
Public Storage ..................................................... 910 265,611
VICI Properties, Inc., A ............................................... 6,371 200,240
706,028
Specialty Retail 2.7%
Advance Auto Parts, Inc. .............................................. 710 49,913
a
AutoNation, Inc. .................................................... 395 65,021
a
AutoZone, Inc. ..................................................... 113 281,750
Dick's Sporting Goods, Inc. ............................................ 412 54,462
a
Five Below, Inc. ..................................................... 300 58,962
Lowe's Cos., Inc. .................................................... 8,292 1,871,504
a
O'Reilly Automotive, Inc. .............................................. 414 395,494
Penske Automotive Group, Inc. ......................................... 374 62,320
Ross Stores, Inc. ................................................... 8,135 912,178
TJX Cos., Inc. (The) ................................................. 5,504 466,684
Tractor Supply Co. .................................................. 535 118,288
a
Ulta Beauty, Inc. .................................................... 277 130,355
Valvoline, Inc. ...................................................... 1,344 50,413
a
Victoria's Secret & Co. ............................................... 2,532 44,133
Williams-Sonoma, Inc. ............................................... 456 57,064
4,618,541
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc. ........................................................ 23,939 4,643,448
Hewlett Packard Enterprise Co. ......................................... 7,757 130,318
HP, Inc. ........................................................... 5,735 176,122
NetApp, Inc. ....................................................... 1,259 96,187
5,046,075
Textiles, Apparel & Luxury Goods 0.7%
a
Crocs, Inc. ........................................................ 461 51,835
a
Deckers Outdoor Corp. ............................................... 109 57,515
NIKE, Inc., B ....................................................... 8,389 925,894
Tapestry, Inc. ...................................................... 1,462 62,573
1,097,817
Tobacco 0.8%
Altria Group, Inc. .................................................... 11,661 528,243
Philip Morris International, Inc. ......................................... 7,826 763,974
1,292,217

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., A ........................................ 575 $ 54,786
United Rentals, Inc. .................................................. 297 132,275
Watsco , Inc. ....................................................... 202 77,057
WW Grainger, Inc. ................................................... 1,492 1,176,576
1,440,694
Total Common Stocks (Cost $65,951,669) ......................................
108,824,322
a
Investments In Underlying Funds and Exchange Traded Funds
33.6%
Domestic Fixed Income 24.2%
b
Franklin U.S. Core Bond ETF .......................................... 1,274,100 27,265,740
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,417,837 13,412,735
40,678,475
Domestic Hybrid 7.9%
b
Franklin Income VIP Fund, Class 1 ...................................... 944,037 13,405,320
Foreign Equity 1.5%
iShares Core MSCI EAFE ETF ......................................... 36,487 2,462,873
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,756,561) ................................................................
56,546,668
Total Long Term Investments (Cost $132,708,230) ...............................
165,370,990
a
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 2,991,503 2,991,503
Total Money Market Funds (Cost $2,991,503) ...................................
2,991,503
Total Short Term Investments (Cost $2,991,503 ) .................................
2,991,503
a
Total Investments (Cost $135,699,733) 100.0% ..................................
$168,362,493
Other Assets, less Liabilities 0.0%
†
............................................
65,821
Net Assets 100.0% ...........................................................
$168,428,314
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 22 $ 4,937,075 9/15/23 $ (110,921)
Total Futures Contracts ...................................................................... $(110,921)
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 8/25/23 4,000,000 $ (1,014)
Total Return Swap Contracts .................................................................... $(1,014)
*
In U.S. dollars unless otherwise indicated.
See Note 7 regarding other derivative information.
See Abbreviations on page 28 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $68,700,417
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 66,999,316
Value - Unaffiliated issuers .................................................................. $111,287,195
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 57,075,298
Cash .................................................................................... 21,994
Receivables:
Capital shares sold ........................................................................ 3,028
Dividends and interest ..................................................................... 144,938
Deposits with brokers for:
Futures contracts ........................................................................ 246,400
Total assets .......................................................................... 168,778,853
Liabilities:
Payables:
Capital shares redeemed ................................................................... 140,982
Management fees ......................................................................... 79,704
Distribution fees .......................................................................... 20,261
Professional fees ......................................................................... 41,652
Trustees' fees and expenses ................................................................. 1,097
Variation margin on futures contracts ........................................................... 57,750
Unrealized depreciation on OTC swap contracts .................................................... 1,014
Accrued expenses and other liabilities ........................................................... 8,079
Total liabilities ......................................................................... 350,539
Net assets, at value ................................................................. $168,428,314
Net assets consist of:
Paid-in capital ............................................................................. $133,859,128
Total distributable earnings (losses) ............................................................. 34,569,186
Net assets, at value ................................................................. $168,428,314
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,361
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share ............................................. $11.86
Class 2:
Net assets, at value ....................................................................... $32,135
Shares outstanding ........................................................................ 2,695
Net asset value and maximum offering price per share ............................................. $11.92
Class 5:
Net assets, at value ....................................................................... $168,391,818
Shares outstanding ........................................................................ 14,160,936
Net asset value and maximum offering price per share ............................................. $11.89

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $152)
Unaffiliated issuers ........................................................................ $1,067,607
Non-controlled affiliates (Note 3 e ) ............................................................. 1,427,818
Interest:
Unaffiliated issuers ........................................................................ 29,072
Total investment income ................................................................... 2,524,497
Expenses:
Management fees (Note 3 a ) ................................................................... 665,570
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 124,766
Custodian fees (Note 4 ) ...................................................................... 2,044
Reports to shareholders fees .................................................................. 514
Professional fees ........................................................................... 38,915
Trustees' fees and expenses .................................................................. 1,468
Other .................................................................................... 4,365
Total expenses ......................................................................... 837,642
Expense reductions (Note 4 ) ............................................................... (4)
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (172,888)
Net expenses ......................................................................... 664,750
Net investment income ................................................................ 1,859,747
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,360,053
Non-controlled affiliates (Note 3 e ) ........................................................... (159,384)
Foreign currency transactions ................................................................ (2)
Futures contracts ......................................................................... (335,812)
Swap contracts ........................................................................... (4,956)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 e ) ........................................................... 799,950
Net realized gain (loss) .................................................................. 2,659,849
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,757,367
Non-controlled affiliates (Note 3 e ) ........................................................... (402,519)
Futures contracts ......................................................................... (1,912,332)
Swap contracts ........................................................................... (30)
Net change in unrealized appreciation (depreciation) ............................................ 6,442,486
Net realized and unrealized gain (loss) ............................................................ 9,102,335
Net increase (decrease) in net assets resulting from operations .......................................... $10,962,082

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin VolSmart Allocation VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,859,747 $2,825,092
Net realized gain (loss) ................................................. 2,659,849 9,030,798
Net change in unrealized appreciation (depreciation) ........................... 6,442,486 (37,121,635)
Net increase (decrease) in net assets resulting from operations ................ 10,962,082 (25,265,745)
Distributions to shareholders:
Class 1 ............................................................. (402) (536)
Class 2 ............................................................. (2,944) (3,925)
Class 5 ............................................................. (14,013,933) (18,414,714)
Total distributions to shareholders .......................................... (14,017,279) (18,419,175)
Capital share transactions: (Note 2 )
Class 1 ............................................................. — 5,000
Class 2 ............................................................. — (5,000)
Class 5 ............................................................. 763,779 4,572,930
Total capital share transactions ............................................ 763,779 4,572,930
Net increase (decrease) in net assets ................................... (2,291,418) (39,111,990)
Net assets:
Beginning of period ..................................................... 170,719,732 209,831,722
End of period .......................................................... $168,428,314 $170,719,732

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin VolSmart Allocation VIP Fund
20
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The
Trust follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin VolSmart
Allocation VIP Fund (Fund) is included in this report. The
Fund invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). Shares of the Fund are generally sold
only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. At June 30, 2023, 98.2% of the Fund's shares
were held through one insurance company. Investment
activities of these insurance company separate accounts
could have a material impact on the Fund. The Fund offers
three classes of shares: Class 1, Class 2 and Class 5. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
franklintempleton.com
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2023, the Fund had OTC
derivatives in a net liability position of $1,014.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
a
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— 368 $5,000
Net increase (decrease) .......................... — $— 368 $5,000
Class 2 Shares:
Shares redeemed ............................... — $— (366) $(5,000)
Net increase (decrease) .......................... — $— (366) $(5,000)
Class 5 Shares:
Shares sold ................................... 353,377 $4,386,666 1,453,858 $18,425,871
Shares issued in reinvestment of distributions .......... 1,184,610 14,013,933 1,550,060 18,414,714
Shares redeemed ............................... (1,427,420) (17,636,820) (2,469,708) (32,267,655)
Net increase (decrease) .......................... 110,567 $763,779 534,210 $4,572,930
a
For the period May 20, 2022 (effective date) to December 31, 2022 for Class 1.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the period ended June 30, 2023, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 13,893,295 $ 1,494,509 $ (985,400) $ (65,620) $ (931,464) $ 13,405,320 944,037 $ 1,494,507
a
Franklin U.S. Core Bond ETF ... 27,245,261 — (276,167) (57,135) 353,781 27,265,740 1,274,100 357,806
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ...... 5,320,470 16,053,169 (18,382,136) — — 2,991,503 2,991,503 96,977
Western Asset Core Plus Bond
Fund, Class IS ............ 13,168,638 241,062 (135,500) (36,629) 175,164 13,412,735 1,417,837 278,478
Total Non-Controlled Affiliates $59,627,664 $17,788,740 $(19,779,203) $(159,384) $(402,519) $57,075,298 $2,227,768
Total Affiliated Securities .... $59,627,664 $17,788,740 $(19,779,203) $(159,384) $(402,519) $57,075,298 $2,227,768
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in Statement of Operations.
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective June 12, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of investments in wash sales, derivative financial instruments and regulated investment companies.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$19,435,065 and $27,742,182, respectively.
7. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $137,960,330
Unrealized appreciation ........................................................................ $43,753,950
Unrealized depreciation ........................................................................ (13,463,722)
Net unrealized appreciation (depreciation) .......................................................... $30,290,228
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 110,921
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
1,014
Total .................... $— $111,935
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of futures contracts and swap contracts represented $20,071,341 and $4,000,000, respectively.
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $(335,812) Futures contracts $(1,912,332)
Swap contracts (4,956) Swap contracts (30)
Total ....................... $(340,768) $(1,912,362)
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin VolSmart Allocation VIP Fund
(continued)
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 108,824,322 $ — $ — $ 108,824,322
Investments in Underlying Funds and Exchange
Traded Funds ........................... 56,546,668 — — 56,546,668
Short Term Investments ................... 2,991,503 — — 2,991,503
Total Investments in Securities ........... $168,362,493 $— $— $168,362,493
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 110,921 $ — $ — $ 110,921
Swap contracts .......................... — 1,014 — 1,014
Total Other Financial Instruments ......... $110,921 $1,014 $— $111,935
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index
9. Fair Value Measurements
(continued)

FVA SA1 06/23
Franklin VolSmart Allocation VIP Fund
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SUPPLEMENT DATED JUNE 12, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN VOLSMART ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. Custodian The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's securities and other assets, except for VolSmart Fund, Developing Markets Fund, Foreign
Fund and Growth Fund. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories. Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic Income Fund's marketplace loans.
JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the assets of VolSmart Fund, Developing Markets
Fund, Foreign Fund and Growth Fund. As foreign custody manager, the bank selects and monitors foreign sub-
custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Please keep this supplement with your SAI for future reference.

VIP SA1 07/23
Franklin VolSmart Allocation VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin VolSmart Allocation VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
32
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Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all flexible portfolio funds underlying VIPs. The Board
noted that the Fund incepted on April 1, 2013 and has been
in operation for less than 10 years. The Board further noted
that the Fund’s annualized total return for the one-, three-
and five-year periods was above the median and in the first
quintile (best) of its Performance Universe. The Board also
noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, three
other flexible portfolio funds underlying VIPs, and three
mixed-asset target allocation growth fund underlying VIPs.
The Board noted that the Management Rate and actual
total expense ratio for the Fund were above the medians
of its respective Expense Group. The Board further noted
management’s explanation that, unlike the peers in the
Fund’s Expense Group that primarily invest in underlying
funds, the Fund primarily makes direct investments.
Management further explained that the Fund’s actual total
expense ratio moves from the fifth quintile to the first quintile
(least expensive) when the actual total expense ratios of the peers include underlying fund expenses. After consideration
of the above, the Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
33
franklintempleton.com
Semiannual Report
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s
view that any analyses of potential economies of scale
in managing the fund are inherently limited in light of the
joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
recognized that there would not likely be any economies
of scale for the Fund until the Fund’s assets grow. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
34
franklintempleton.com
Semiannual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

7792 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin VolSmart Allocation VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Templeton
Developing Markets
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 12
Notes to Financial Statements 15
Statement of Additional Information 24
Shareholder Information 25

2
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
This semiannual report for Templeton Developing Markets
VIP Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in emerging market investments.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison, the
Fund’s benchmark, the MSCI Emerging Markets (EM)
Index-NR, posted a -4.89% total return for the same period.
1
Please note, index performance numbers are for reference
and we do not attempt to track an index but rather undertake investments on the basis of fundamental research.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Templeton Developing
Markets VIP Fund. We look forward to serving your future
investment needs.
Geographic Composition
6/30/23
% of Total
Net Assets
Asia 79.8%
Latin America & Caribbean 11.2%
North America 3.0%
Europe 2.6%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 2.2%
Top 10 Countries
6/30/23
a
% of Total
Net Assets
a a
China 26.4%
South Korea 20.2%
Taiwan 15.3%
India 12.4%
Brazil 8.5%
United States 3.0%
Thailand 2.3%
Hong Kong 1.8%
United Kingdom 1.5%
Mexico 1.3%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 11.5%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 5.9%
Technology Hardware, Storage & Peripherals,
South Korea
ICICI Bank Ltd. 5.7%
Banks, India
Alibaba Group Holding Ltd. 4.7%
Broadline Retail, China
Tencent Holdings Ltd. 3.2%
Interactive Media & Services, China
MediaTek, Inc. 2.9%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 2.8%
Interactive Media & Services, South Korea
Petroleo Brasileiro SA 2.7%
Oil, Gas & Consumable Fuels, Brazil
LG Corp. 2.7%
Industrial Conglomerates, South Korea
Prosus NV 2.7%
Broadline Retail, China
1. Source: Morningstar. MSCI Emerging Markets (EM) Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market perfor-
mance of global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Templeton Developing Markets VIP Fund
3
franklintempleton.com
Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the
Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's portfolio. The extent and duration of
Russia's military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund's performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
Share Class
6-Month Total
Return
–
1 +8.56%
+
2 +8.52%
4 +8.47%

Your Fund’s Expenses
Templeton Developing Markets VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,085.60 $5.64 $1,019.39 $5.46 1.09%
2 $1,000 $1,085.20 $6.93 $1,018.15 $6.71 1.34%
4 $1,000 $1,084.70 $7.44 $1,017.65 $7.20 1.44%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.53 $10.76 $11.73 $10.80 $8.62 $10.31
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.20 0.10 0.07 0.18 0.09
Net realized and unrealized gains (losses) 0.54 (2.52) (0.70) 1.57 2.12 (1.67)
Total from investment operations ........ 0.66 (2.32) (0.60) 1.64 2.30 (1.58)
Less distributions from:
Net investment income .............. (0.19) (0.26) (0.13) (0.45) (0.12) (0.11)
Net realized gains ................. (0.01) (0.65) (0.24) (0.26) — —
Total distributions ................... (0.20) (0.91) (0.37) (0.71) (0.12) (0.11)
Net asset value, end of period .......... $7.99 $7.53 $10.76 $11.73 $10.80 $8.62
Total return
c
....................... 8.56% (21.70)% (5.51)% 17.39% 26.92% (15.44)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.06% 1.19% 1.19% 1.15% 1.24%
Expenses net of waiver and payments by
affiliates .......................... 1.09% 1.05% 1.19%
e
1.19%
e
1.15%
e
1.24%
e
Net investment income ............... 3.01% 2.39% 0.82% 0.73% 1.83% 0.99%
Supplemental data
Net assets, end of period (000’s) ........ $70,646 $66,115 $83,269 $89,165 $97,271 $85,397
Portfolio turnover rate ................ 12.31% 27.39% 19.35% 11.60% 18.04% 9.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.46 $10.67 $11.64 $10.71 $8.54 $10.23
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.17 0.07 0.05 0.15 0.07
Net realized and unrealized gains (losses) 0.54 (2.50) (0.69) 1.56 2.11 (1.68)
Total from investment operations ........ 0.65 (2.33) (0.62) 1.61 2.26 (1.61)
Less distributions from:
Net investment income .............. (0.17) (0.23) (0.11) (0.42) (0.09) (0.08)
Net realized gains ................. (0.01) (0.65) (0.24) (0.26) — —
Total distributions ................... (0.18) (0.88) (0.35) (0.68) (0.09) (0.08)
Net asset value, end of period .......... $7.93 $7.46 $10.67 $11.64 $10.71 $8.54
Total return
c
....................... 8.52% (21.98)% (5.74)% 17.18% 26.70% (15.79)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.31% 1. 44% 1.45% 1.40% 1.49%
Expenses net of waiver and payments by
affiliates .......................... 1.34% 1.30% 1.44%
e
1.44%
e
1.40%
e
1.49%
e
Net investment income ............... 2.75% 2.13% 0.57% 0.49% 1.58% 0.74%
Supplemental data
Net assets, end of period (000’s) ........ $178,445 $164,648 $215,977 $241,104 $231,645 $195,305
Portfolio turnover rate ................ 12.31% 27.39% 19.35% 11.60% 18.04% 9.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.53 $10.73 $11.71 $10.77 $8.59 $10.28
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.17 0.05 0.04 0.15 0.06
Net realized and unrealized gains (losses) 0.53 (2.51) (0.70) 1.57 2.11 (1.68)
Total from investment operations ........ 0.64 (2.34) (0.65) 1.61 2.26 (1.62)
Less distributions from:
Net investment income .............. (0.16) (0.21) (0.09) (0.41) (0.08) (0.07)
Net realized gains ................. (0.01) (0.65) (0.24) (0.26) — —
Total distributions ................... (0.17) (0.86) (0.33) (0.67) (0.08) (0.07)
Net asset value, end of period .......... $8.00 $7.53 $10.73 $11.71 $10.77 $8.59
Total return
c
....................... 8.47% (22.00)% (5.90)% 17.05% 26.49% (15.81)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.45% 1.41% 1.54% 1.54% 1.50% 1.59%
Expenses net of waiver and payments by
affiliates .......................... 1.44% 1.40% 1.54%
e
1.54%
e
1.50%
e
1.59%
e
Net investment income ............... 2.66% 2.01% 0.46% 0.44% 1.48% 0.64%
Supplemental data
Net assets, end of period (000’s) ........ $3,754 $3,444 $4,846 $5,518 $5,590 $5,203
Portfolio turnover rate ................ 12.31% 27.39% 19.35% 11.60% 18.04% 9.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Developing Markets VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a Industry Shares a Value
a
Common Stocks 90.7%
Brazil 1.5%
TOTVS SA ..................... Software 17,462 $ 109,328
Vale SA ........................ Metals & Mining 261,048 3,501,029
a,b
XP, Inc., A ...................... Capital Markets 12,396 290,810
3,901,167
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 575,646
Chile 0.8%
b
Banco Santander Chile, ADR ....... Banks 113,339 2,136,440
China 26.4%
a,c
Alibaba Group Holding Ltd. ......... Broadline Retail 1,068,585 11,123,576
a,b,c
Alibaba Group Holding Ltd., ADR .... Broadline Retail 8,158 679,969
d
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 365,453
a,c
Baidu, Inc., A .................... Interactive Media & Services 238,505 4,067,811
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 256,500 965,733
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 6,867,818 2,795,804
Chervon Holdings Ltd. ............. Household Durables 7,861 31,271
China Merchants Bank Co. Ltd., A .... Banks 1,147,243 5,194,925
China Resources Cement Holdings Ltd. Construction Materials 2,844,315 1,176,510
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 564,856
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,422 625,886
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 51,143 2,030,377
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 253,732
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 857,414 4,886,955
Haier Smart Home Co. Ltd., D ....... Household Durables 802,146 1,004,063
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 800,600 1,031,472
c
JD.com, Inc., A .................. Broadline Retail 11,027 188,057
a,c,d
Meituan Dianping, B, 144A, Reg S ... Hotels, Restaurants & Leisure 128,959 2,022,157
c
NetEase, Inc. ................... Entertainment 138,169 2,676,132
Ping An Bank Co. Ltd., A ........... Banks 689,322 1,070,181
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 427,906 2,732,948
Prosus NV ..................... Broadline Retail 91,490 6,700,806
c
Tencent Holdings Ltd. ............. Interactive Media & Services 188,120 7,976,357
a,c
Tencent Music Entertainment Group,
ADR ........................ Entertainment 118,308 873,113
Uni-President China Holdings Ltd. .... Food Products 2,464,705 2,078,475
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 306,139 367,269
a,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 683,315 3,283,986
66,767,874
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 412,059 4,506,031
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 119,246 2,942,607
India 12.4%
a
ACC Ltd. ....................... Construction Materials 56,160 1,244,125
Bajaj Holdings & Investment Ltd. ..... Financial Services 24,204 2,068,829

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
HDFC Bank Ltd. ................. Banks 217,938 $ 4,521,794
Hindalco Industries Ltd. ............ Metals & Mining 179,190 923,834
Housing Development Finance Corp.
Ltd. ......................... Financial Services 11,784 406,458
ICICI Bank Ltd. .................. Banks 1,253,872 14,352,284
Infosys Ltd. ..................... IT Services 186,835 3,042,453
a
One 97 Communications Ltd. ....... Financial Services 199,531 2,114,883
a
PB Fintech Ltd. .................. Insurance 82,506 702,409
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 2,091,148 1,918,244
31,295,313
Indonesia 0.8%
Astra International Tbk. PT ......... Industrial Conglomerates 4,468,511 2,016,999
Mexico 1.3%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 330,017 2,722,038
a,d
Nemak SAB de CV, 144A, Reg S .... Automobile Components 1,928,563 460,733
3,182,771
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,913 1,115,639
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 392,963 982,686
Russia 0.0%
e,f
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
e,f
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 2,296,003 1,757,721
South Korea 20.2%
Doosan Bobcat, Inc. .............. Machinery 58,605 2,619,805
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 67,178 2,046,035
KT Skylife Co. Ltd. ............... Media 92,351 450,634
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 45,987 1,281,969
LG Chem Ltd. ................... Chemicals 1,893 963,713
LG Corp. ....................... Industrial Conglomerates 100,725 6,755,066
NAVER Corp. ................... Interactive Media & Services 50,918 7,128,183
POSCO Holdings, Inc. ............ Metals & Mining 9,966 2,949,636
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 272,410 15,000,699
Samsung Life Insurance Co. Ltd. ..... Insurance 119,318 6,102,727
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 4,988 2,547,200
Soulbrain Co. Ltd. ................ Chemicals 17,278 3,317,426
51,163,093
Taiwan 15.3%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 411,946 1,497,368
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 326,059 7,215,857
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,574,958 29,087,718

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 64,070 $ 1,014,780
38,815,723
Thailand 2.3%
Kasikornbank PCL ............... Banks 836,802 3,074,506
Kiatnakin Phatra Bank PCL ......... Banks 549,194 930,744
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 761,464
Thai Beverage PCL ............... Beverages 2,633,906 1,130,909
5,897,623
United Arab Emirates 0.5%
Emirates Central Cooling Systems Corp. Water Utilities 2,486,790 1,218,683
United Kingdom 1.5%
Unilever plc ..................... Personal Care Products 70,586 3,675,712
United States 3.0%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 66,279 4,326,693
Genpact Ltd. .................... Professional Services 84,330 3,168,278
7,494,971
Total Common Stocks (Cost $191,622,366) .....................................
229,446,699
a
Preferred Stocks 7.1%
Brazil 7.1%
Banco Bradesco SA, ADR .......... Banks 1,577,723 5,458,922
Itau Unibanco Holding SA, ADR ..... Banks 947,583 5,590,740
g
Petroleo Brasileiro SA, 44.64% ...... Oil, Gas & Consumable Fuels 1,104,779 6,813,086
17,862,748
Total Preferred Stocks (Cost $14,629,715) ......................................
17,862,748
Warrants
a a a a a
Warrants 0.0%
†
Thailand 0.0%
†
a
Kiatnakin Phatra Bank PCL , 3/17/24 .. Banks 45,766 1,698
a
Kiatnakin Phatra Bank PCL , 3/17/26 .. Banks 45,766 4,146
5,844
Total Warrants (Cost $–) ......................................................
5,844
Shares
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $206,252,081) ...............................
247,315,291

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
See Abbreviations on page 23 .
Short Term Investments 2.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.4%
United States 2.4%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 6,080,955 $ 6,080,955
Total Money Market Funds (Cost $6,080,955) ...................................
6,080,955
a a a a a
Total Short Term Investments (Cost $6,080,955 ) .................................
6,080,955
a a a
Total Investments (Cost $212,333,036) 100.2% ..................................
$253,396,246
Other Assets, less Liabilities (0.2)% ...........................................
(550,990)
Net Assets 100.0% ...........................................................
$252,845,256
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2023. See Note 1(c).
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $6,386,061, representing 2.5% of net assets.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
See Note 6 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $206,252,081
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 6,080,955
Value - Unaffiliated issuers (Includes securities loaned of $1,412,224) .................................. $247,315,291
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 6,080,955
Foreign currency, at value (cost $22,790) ......................................................... 22,789
Receivables:
Investment securities sold ................................................................... 214,034
Capital shares sold ........................................................................ 69,995
Dividends ............................................................................... 1,880,829
Total assets .......................................................................... 255,583,893
Liabilities:
Payables:
Investment securities purchased .............................................................. 514,365
Capital shares redeemed ................................................................... 120,348
Management fees ......................................................................... 216,801
Distribution fees .......................................................................... 37,955
Trustees' fees and expenses ................................................................. 1,002
Deferred tax ............................................................................... 1,734,051
Accrued expenses and other liabilities ........................................................... 114,115
Total liabilities ......................................................................... 2,738,637
Net assets, at value ................................................................. $252,845,256
Net assets consist of:
Paid-in capital ............................................................................. $218,124,517
Total distributable earnings (losses) ............................................................. 34,720,739
Net assets, at value ................................................................. $252,845,256
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $70,646,460
Shares outstanding ........................................................................ 8,837,299
Net asset value and maximum offering price per share ............................................. $7.99
Class 2:
Net assets, at value ....................................................................... $178,445,254
Shares outstanding ........................................................................ 22,497,923
Net asset value and maximum offering price per share ............................................. $7.93
Class 4:
Net assets, at value ....................................................................... $3,753,542
Shares outstanding ........................................................................ 469,088
Net asset value and maximum offering price per share ............................................. $8.00

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $397,826)
Unaffiliated issuers ........................................................................ $4,885,049
Non-controlled affiliates (Note 3 e ) ............................................................. 231,265
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 2,315
Non-controlled affiliates (Note 3 e ) ............................................................. 122
Total investment income ................................................................... 5,118,751
Expenses:
Management fees (Note 3 a ) ................................................................... 1,313,644
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 221,780
    Class 4 ................................................................................ 6,340
Custodian fees ............................................................................. 20,725
Reports to shareholders fees .................................................................. 12,080
Professional fees ........................................................................... 28,451
Trustees' fees and expenses .................................................................. 1,805
Other .................................................................................... 5,690
Total expenses ......................................................................... 1,610,515
Expenses waived/paid by affiliates (Note 3e) ................................................... (18,584)
Net expenses ......................................................................... 1,591,931
Net investment income ................................................................ 3,526,820
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $146,459)
Unaffiliated issuers ...................................................................... 11,256
Foreign currency transactions ................................................................ 66,053
Net realized gain (loss) .................................................................. 77,309
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,353,824
Translation of other assets and liabilities denominated in foreign currencies .............................. (68,648)
Change in deferred taxes on unrealized appreciation ............................................... (270,257)
Net change in unrealized appreciation (depreciation) ............................................ 16,014,919
Net realized and unrealized gain (loss) ............................................................ 16,092,228
Net increase (decrease) in net assets resulting from operations .......................................... $19,619,048

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Templeton Developing Markets VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,526,820 $5,469,949
Net realized gain (loss) ................................................. 77,309 1,706,693
Net change in unrealized appreciation (depreciation) ........................... 16,014,919 (73,697,058)
Net increase (decrease) in net assets resulting from operations ................ 19,619,048 (66,520,416)
Distributions to shareholders:
Class 1 ............................................................. (1,660,019) (7,166,205)
Class 2 ............................................................. (3,795,013) (17,858,235)
Class 4 ............................................................. (74,718) (362,928)
Total distributions to shareholders .......................................... (5,529,750) (25,387,368)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 493,449 8,282,938
Class 2 ............................................................. 3,963,478 13,751,849
Class 4 ............................................................. 92,177 (11,196)
Total capital share transactions ............................................ 4,549,104 22,023,591
Net increase (decrease) in net assets ................................... 18,638,402 (69,884,193)
Net assets:
Beginning of period ..................................................... 234,206,854 304,091,047
End of period .......................................................... $252,845,256 $234,206,854

Franklin Templeton Variable Insurance Products Trust
15
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Developing Markets VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Developing Markets VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2023, the Fund
held $1,431,720 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and, if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 3 0 , 202 3 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 473,497 $3,788,949 928,909 $7,745,700
Shares issued in reinvestment of distributions .......... 200,485 1,660,019 935,536 7,166,205
Shares redeemed ............................... (618,959) (4,955,519) (819,318) (6,628,967)
Net increase (decrease) .......................... 55,023 $493,449 1,045,127 $8,282,938
Class 2 Shares:
Shares sold ................................... 2,108,465 $17,059,129 2,821,702 $23,517,095
Shares issued in reinvestment of distributions .......... 461,680 3,795,013 2,349,768 17,858,235
Shares redeemed ............................... (2,136,868) (16,890,664) (3,355,894) (27,623,481)
Net increase (decrease) .......................... 433,277 $3,963,478 1,815,576 $13,751,849
Class 4 Shares:
Shares sold ................................... 46,815 $383,201 48,887 $394,136
Shares issued in reinvestment of distributions .......... 9,013 74,718 47,318 362,928
Shares redeemed ............................... (44,525) (365,742) (89,804) (768,260)
Net increase (decrease) .......................... 11,303 $92,177 6,401 $(11,196)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4 respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 6,418,109 $ 27,192,497 $ (27,529,651) $ — $ — $ 6,080,955 6,080,955 $ 231,265
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$33,070,933 and $29,503,357, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in China companies may be made through a special structure known as a variable interest entity (VIE).
In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or China companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $1,139,700 $(1,139,700) $— $— $— — $122
Total Affiliated Securities ... $6,418,109 $28,332,197 $(28,669,351) $— $— $6,080,955 $231,387
Cost of investments .......................................................................... $219,713,910
Unrealized appreciation ........................................................................ $73,045,545
Unrealized depreciation ........................................................................ (39,363,209)
Net unrealized appreciation (depreciation) .......................................................... $33,682,336
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2023.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 3,901,167 $ — $ — $ 3,901,167
Cambodia ............................ — 575,646 — 575,646
Chile ................................ 2,136,440 — — 2,136,440
China ............................... 7,383,326 59,384,548 — 66,767,874
Hong Kong ........................... — 4,506,031 — 4,506,031
Hungary ............................. — 2,942,607 — 2,942,607
India ................................ — 31,295,313 — 31,295,313
Indonesia ............................ — 2,016,999 — 2,016,999
Mexico .............................. 3,182,771 — — 3,182,771
Peru ................................ 1,115,639 — — 1,115,639
Philippines ............................ — 982,686 — 982,686
Russia ............................... — — —
a
—
South Africa ........................... 1,757,721 — — 1,757,721
South Korea .......................... — 51,163,093 — 51,163,093
Taiwan ............................... — 38,815,723 — 38,815,723
Thailand ............................. — 5,897,623 — 5,897,623
United Arab Emirates .................... 1,218,683 — — 1,218,683
United Kingdom ........................ — 3,675,712 — 3,675,712
United States .......................... 7,494,971 — — 7,494,971
Preferred Stocks ........................ 17,862,748 — — 17,862,748
Warrants .............................. 5,844 — — 5,844
Escrows and Litigation Trusts ............... — — — —
Short Term Investments ................... 6,080,955 — — 6,080,955
Total Investments in Securities ........... $52,140,265 $201,255,981
b
$— $253,396,246
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $201,255,981, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Developing Markets VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

VIP SA1 07/23
Templeton Developing Markets VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
25
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Templeton Developing Markets VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the (i) the
investment management agreement between Templeton
Asset Management Ltd. (TAML) and the Trust, on behalf
of the Fund; (ii) the investment sub-advisory agreement
between TAML and Franklin Templeton Investment
Management Limited (FTIML), on behalf of the Fund (each
a Management Agreement). The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. FTIML and
TAML are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all emerging markets funds underlying VIPs. The
Board noted that the Fund’s annualized total return for the
one-, five and 10-year periods was above the median of
its respective Performance Universe, but for the three-year
period was below the median of its respective Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 12
other emerging markets funds underlying VIPs. The Board
noted that the Management Rate for the Fund was above
the median of its respective Expense Group, but the actual
total expense ratio for the Fund was below the median of its respective Expense Group. The Board further noted that the
Fund’s sub-adviser is paid by TAML out of the management
fee TAML receives from the Fund and that the allocation of
the fee between TAML and the sub-adviser reflected the
services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate
charged to each Fund and the sub-advisory fee paid to the
Fund’s sub-adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
27
franklintempleton.com
Semiannual Report
by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager
incurs across the FT family of funds as a whole. The Board
recognized that there would not likely be any economies
of scale for the Fund until the Fund’s assets grow. The
Board concluded that to the extent economies of scale may
be realized by each Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
28
franklintempleton.com
Semiannual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

717 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Developing Markets VIP Fund
Investment Manager Fund Administrator Distributor
Templeton Asset Management Ltd. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Templeton Foreign
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 11
Notes to Financial Statements 14
Statement of Additional Information 22
Shareholder Information 23

2
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
This semiannual report for Templeton Foreign VIP Fund
covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of issuers located outside the U.S.,
including those in emerging markets.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. For comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI) ex USA Index-NR, posted a +9.47% total return for
the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Templeton Foreign VIP
Fund. We look forward to serving your future investment
needs.
Geographic Composition
6/30/23
% of Total
Net Assets
Europe 55.1%
Asia 37.3%
Latin America & Caribbean 1.3%
Short-Term Investments & Other Net Assets 6.3%
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 5.1%
Technology Hardware, Storage & Peripherals,
South Korea
BP plc 4.9%
Oil, Gas & Consumable Fuels, United Kingdom
Shell plc 4.7%
Oil, Gas & Consumable Fuels, Netherlands
Taiwan Semiconductor Manufacturing Co. Ltd. 3.5%
Semiconductors & Semiconductor Equipment,
Taiwan
Standard Chartered plc 3.0%
Banks, United Kingdom
Housing Development Finance Corp. Ltd. 2.7%
Financial Services, India
Bayerische Motoren Werke AG 2.6%
Automobiles, Germany
AstraZeneca plc 2.5%
Pharmaceuticals, United Kingdom
Infineon Technologies AG 2.4%
Semiconductors & Semiconductor Equipment,
Germany
Honda Motor Co. Ltd. 2.4%
Automobiles, Japan
1. Source: Morningstar. MSCI All Country World Index (ACWI) ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Templeton Foreign VIP Fund
3
franklintempleton.com
Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the
Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Share Class
6-Month Total
Return
–
1 12.86%
2 12.79%
4 12.73%

Your Fund’s Expenses
Templeton Foreign VIP Fund
4
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,128.60 $4.26 $1,020.79 $4.05 0.81%
2 $1,000 $1,127.90 $5.58 $1,019.55 $5.30 1.06%
4 $1,000 $1,127.30 $6.10 $1,019.06 $5.79 1.16%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.44 $13.90 $13.57 $14.23 $13.01 $15.80
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.30 0.23 0.32
c
0.44 0.29
Net realized and unrealized gains (losses) 1.39 (1.33) 0.39 (0.54) 1.19 (2.64)
Total from investment operations ........ 1.61 (1.03) 0.62 (0.22) 1.63 (2.35)
Less distributions from:
Net investment income .............. (0.47) (0.43) (0.29) (0.44) (0.27) (0.44)
Net realized gains ................. — — — — (0.14) —
Total distributions ................... (0.47) (0.43) (0.29) (0.44) (0.41) (0.44)
Net asset value, end of period .......... $13.58 $12.44 $13.90 $13.57 $14.23 $13.01
Total return
d
....................... 12.86% (7.39)% 4.44% (0.92)% 12.84% (15.27)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.79% 0.87% 0.86% 0.85% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.78% 0.86% 0.84% 0.83% 0.81%
Net investment income ............... 3.20% 2.41% 1.58% 2.68%
c
3.25% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $104,008 $95,961 $114,563 $113,317 $121,948 $114,784
Portfolio turnover rate ................ 2.56% 19.38% 26.13% 40.07% 28.52% 21.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.17 $13.59 $13.28 $13.93 $12.74 $15.47
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.27 0.19 0.28
c
0.40 0.25
Net realized and unrealized gains (losses) 1.37 (1.31) 0.38 (0.53) 1.16 (2.58)
Total from investment operations ........ 1.56 (1.04) 0.57 (0.25) 1.56 (2.33)
Less distributions from:
Net investment income .............. (0.43) (0.38) (0.26) (0.40) (0.23) (0.40)
Net realized gains ................. — — — — (0.14) —
Total distributions ................... (0.43) (0.38) (0.26) (0.40) (0.37) (0.40)
Net asset value, end of period .......... $13.30 $12.17 $13.59 $13.28 $13.93 $12.74
Total return
d
....................... 12.79% (7.61)% 4.16% (1.16)% 12.53% (15.44)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.04% 1.11% 1.11% 1.10% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.03% 1.11%
f
1.09% 1.08% 1.06%
Net investment income ............... 2.92% 2.17% 1.35% 2.42%
c
3.00% 1.71%
Supplemental data
Net assets, end of period (000’s) ........ $706,838 $691,189 $831,031 $1,084,789 $1,117,813 $1,060,101
Portfolio turnover rate ................ 2.56% 19.38% 26.13% 40.07% 28.52% 21.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.42 $13.87 $13.54 $14.20 $12.96 $15.71
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.26 0.18 0.28
c
0.39 0.24
Net realized and unrealized gains (losses) 1.40 (1.34) 0.39 (0.55) 1.20 (2.63)
Total from investment operations ........ 1.59 (1.08) 0.57 (0.27) 1.59 (2.39)
Less distributions from:
Net investment income .............. (0.42) (0.37) (0.24) (0.39) (0.21) (0.36)
Net realized gains ................. — — — — (0.14) —
Total distributions ................... (0.42) (0.37) (0.24) (0.39) (0.35) (0.36)
Net asset value, end of period .......... $13.59 $12.42 $13.87 $13.54 $14.20 $12.96
Total return
d
....................... 12.73% (7.75)% 4.10% (1.34)% 12.49% (15.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.14% 1.21% 1.21% 1.20% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.12% 1.21%
f
1.19% 1.18% 1.16%
Net investment income ............... 2.82% 2.06% 1.22% 2.33%
c
2.90% 1.61%
Supplemental data
Net assets, end of period (000’s) ........ $76,841 $76,110 $91,428 $106,224 $113,681 $125,265
Portfolio turnover rate ................ 2.56% 19.38% 26.13% 40.07% 28.52% 21.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Foreign VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.7%
Aerospace & Defense 3.8%
Dassault Aviation SA ................................... France 93,730 $ 18,780,627
a
Rolls-Royce Holdings plc ............................... United Kingdom 7,831,739 15,060,455
33,841,082
Automobile Components 6.1%
Continental AG ....................................... Germany 250,136 18,899,603
a
Forvia .............................................. France 817,984 19,307,092
Valeo .............................................. France 731,396 15,718,607
53,925,302
Automobiles 4.9%
Bayerische Motoren Werke AG ........................... Germany 185,820 22,859,269
Honda Motor Co. Ltd. .................................. Japan 693,600 21,014,736
43,874,005
Banks 14.3%
ING Groep NV ....................................... Netherlands 1,378,816 18,590,345
Kasikornbank PCL .................................... Thailand 3,030,200 11,133,301
b
KB Financial Group, Inc., ADR ........................... South Korea 475,106 17,293,858
Lloyds Banking Group plc ............................... United Kingdom 34,835,484 19,311,005
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 15,164,002
Standard Chartered plc ................................. United Kingdom 3,080,961 26,804,646
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 444,300 19,045,093
127,342,250
Broadline Retail 5.0%
a,c
Alibaba Group Holding Ltd. .............................. China 1,744,900 18,163,766
Prosus NV .......................................... China 282,962 20,724,380
Seria Co. Ltd. ........................................ Japan 348,800 5,573,035
44,461,181
Chemicals 1.6%
a,d
Covestro AG, 144A, Reg S .............................. Germany 280,659 14,604,780
Construction Materials 1.9%
CRH plc ............................................ Ireland 302,965 16,715,298
Consumer Staples Distribution & Retail 1.4%
Sundrug Co. Ltd. ...................................... Japan 413,700 12,273,101
Energy Equipment & Services 2.1%
SBM Offshore NV ..................................... Netherlands 1,373,635 18,831,539
Financial Services 4.3%
EXOR NV ........................................... Netherlands 156,810 14,000,423
Housing Development Finance Corp. Ltd. ................... India 692,774 23,895,438
37,895,861
Health Care Providers & Services 1.7%
b
Fresenius Medical Care AG & Co. KGaA .................... Germany 307,868 14,714,706
Household Durables 3.4%
Barratt Developments plc ............................... United Kingdom 2,041,248 10,728,229
Persimmon plc ....................................... United Kingdom 806,031 10,502,347
Sony Group Corp. ..................................... Japan 104,400 9,425,516
30,656,092
Industrial Conglomerates 3.2%
CK Hutchison Holdings Ltd. .............................. United Kingdom 2,355,500 14,376,151

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Hitachi Ltd. .......................................... Japan 223,400 $ 13,892,158
28,268,309
Insurance 3.5%
AIA Group Ltd. ....................................... Hong Kong 1,687,200 17,135,718
Prudential plc ........................................ Hong Kong 1,013,664 14,316,377
31,452,095
Media 0.8%
TBS Holdings, Inc. .................................... Japan 371,900 6,785,902
Metals & Mining 2.9%
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 13,857,439
Wheaton Precious Metals Corp. .......................... Brazil 268,100 11,594,662
25,452,101
Multi-Utilities 0.5%
E.ON SE ............................................ Germany 332,905 4,253,053
Oil, Gas & Consumable Fuels 11.0%
BP plc .............................................. United Kingdom 7,491,672 43,619,345
Galp Energia SGPS SA, B .............................. Portugal 1,020,598 11,927,689
Shell plc ............................................ Netherlands 1,407,461 41,986,935
97,533,969
Pharmaceuticals 4.7%
AstraZeneca plc ...................................... United Kingdom 151,960 21,784,115
Bayer AG ........................................... Germany 354,613 19,631,426
41,415,541
Professional Services 1.8%
Adecco Group AG ..................................... Switzerland 499,143 16,348,523
Semiconductors & Semiconductor Equipment 7.6%
Infineon Technologies AG ............................... Germany 520,371 21,432,013
NXP Semiconductors NV ............................... China 73,066 14,955,149
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,669,000 30,824,570
67,211,732
Technology Hardware, Storage & Peripherals 5.1%
Samsung Electronics Co. Ltd. ............................ South Korea 825,657 45,466,145
Tobacco 2.1%
Imperial Brands plc .................................... United Kingdom 849,862 18,811,239
Total Common Stocks (Cost $698,106,180) .....................................
832,133,806
Short Term Investments 6.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 54,954,925 54,954,925
Total Money Market Funds (Cost $54,954,925) ..................................
54,954,925

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
See Abbreviations on page 21 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 1,161,800 $ 1,161,800
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,161,800) ............................................................
1,161,800
Total Short Term Investments (Cost $56,116,725 ) ................................
56,116,725
a
Total Investments (Cost $754,222,905) 100.0% ..................................
$888,250,531
Other Assets, less Liabilities (0.0)%
†
...........................................
(562,970)
Net Assets 100.0% ...........................................................
$887,687,561
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2023. See Note 1(c).
c
Variable interest entity (VIE). See the Fund’s statement of information regarding investments made through a VIE structure.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$14,604,780, representing 1.6% of net assets.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $698,106,180
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 56,116,725
Value - Unaffiliated issuers (Includes securities loaned of $12,326,104) ................................. $832,133,806
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 56,116,725
Receivables:
Capital shares sold ........................................................................ 365,887
Dividends ............................................................................... 2,566,165
Total assets .......................................................................... 891,182,583
Liabilities:
Payables:
Capital shares redeemed ................................................................... 337,663
Management fees ......................................................................... 561,011
Distribution fees .......................................................................... 166,103
Trustees' fees and expenses ................................................................. 321
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,161,800
Deferred tax ............................................................................... 1,064,269
Accrued expenses and other liabilities ........................................................... 203,855
Total liabilities ......................................................................... 3,495,022
Net assets, at value ................................................................. $887,687,561
Net assets consist of:
Paid-in capital ............................................................................. $768,954,605
Total distributable earnings (losses) ............................................................. 118,732,956
Net assets, at value ................................................................. $887,687,561
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $104,008,117
Shares outstanding ........................................................................ 7,656,784
Net asset value and maximum offering price per share ............................................. $13.58
Class 2:
Net assets, at value ....................................................................... $706,837,975
Shares outstanding ........................................................................ 53,147,502
Net asset value and maximum offering price per share ............................................. $13.30
Class 4:
Net assets, at value ....................................................................... $76,841,469
Shares outstanding ........................................................................ 5,652,866
Net asset value and maximum offering price per share ............................................. $13.59

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,497,629)
Unaffiliated issuers ........................................................................ $16,863,761
Non-controlled affiliates (Note 3 e ) ............................................................. 797,850
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 31,217
Non-controlled affiliates (Note 3 e ) ............................................................. 8,234
Total investment income ................................................................... 17,701,062
Expenses:
Management fees (Note 3 a ) ................................................................... 3,532,670
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 887,832
    Class 4 ................................................................................ 134,868
Custodian fees ............................................................................. 33,708
Reports to shareholders fees .................................................................. 17,765
Professional fees ........................................................................... 21,597
Trustees' fees and expenses .................................................................. 4,931
Other .................................................................................... 43,459
Total expenses ......................................................................... 4,676,830
Expenses waived/paid by affiliates (Not e 3e) ................................................... (63,788)
Net expenses ......................................................................... 4,613,042
Net investment income ................................................................ 13,088,020
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,764,642
Foreign currency transactions ................................................................ (145,543)
Net realized gain (loss) .................................................................. 2,619,099
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 91,770,457
Translation of other assets and liabilities denominated in foreign currencies .............................. (16,915)
Change in deferred taxes on unrealized appreciation ............................................... (107,380)
Net change in unrealized appreciation (depreciation) ............................................ 91,646,162
Net realized and unrealized gain (loss) ............................................................ 94,265,261
Net increase (decrease) in net assets resulting from operations .......................................... $107,353,281

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton Foreign VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,088,020 $19,797,856
Net realized gain (loss) ................................................. 2,619,099 30,402,498
Net change in unrealized appreciation (depreciation) ........................... 91,646,162 (126,363,934)
Net increase (decrease) in net assets resulting from operations ................ 107,353,281 (76,163,580)
Distributions to shareholders:
Class 1 ............................................................. (3,468,679) (3,306,920)
Class 2 ............................................................. (22,442,150) (22,029,270)
Class 4 ............................................................. (2,308,315) (2,305,506)
Total distributions to shareholders .......................................... (28,219,144) (27,641,696)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (744,504) (7,175,125)
Class 2 ............................................................. (47,621,057) (56,332,575)
Class 4 ............................................................. (6,341,816) (6,447,529)
Total capital share transactions ............................................ (54,707,377) (69,955,229)
Net increase (decrease) in net assets ................................... 24,426,760 (173,760,505)
Net assets:
Beginning of period ..................................................... 863,260,801 1,037,021,306
End of period .......................................................... $887,687,561 $863,260,801

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Foreign VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2023, the Fund
held $11,595,179 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 86,371 $1,180,470 253,851 $3,273,959
Shares issued in reinvestment of distributions .......... 251,172 3,468,679 269,293 3,306,920
Shares redeemed ............................... (397,412) (5,393,653) (1,050,471) (13,756,004)
Net increase (decrease) .......................... (59,869) $(744,504) (527,327) $(7,175,125)
Class 2 Shares:
Shares sold ................................... 1,345,193 $17,847,257 4,481,562 $54,164,598
Shares issued in reinvestment of distributions .......... 1,659,922 22,442,150 1,829,648 22,028,963
Shares redeemed ............................... (6,660,185) (87,910,464) (10,651,921) (132,526,136)
Net increase (decrease) .......................... (3,655,070) $(47,621,057) (4,340,711) $(56,332,575)
Class 4 Shares:
Shares sold ................................... 255,090 $3,467,198 624,717 $7,436,044
Shares issued in reinvestment of distributions .......... 167,027 2,308,315 187,592 2,305,506
Shares redeemed ............................... (896,668) (12,117,329) (1,277,852) (16,189,079)
Net increase (decrease) .......................... (474,551) $(6,341,816) (465,543) $(6,447,529)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Templeton Foreign VIP Fund
(continued)
The Fund paid an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.794% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.810% Over $200 million, up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.750% Over $1.2 billion, up to and including $1.3 billion
0.675% Over $1.3 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$21,658,696 and $111,883,401, respectively.
At June 30, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,161,800 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 35,603,799 $ 94,215,380 $ (74,864,254) $ — $ — $ 54,954,925 54,954,925 $ 797,850
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $10,342,950 $11,611,131 $(20,792,281) $— $— $1,161,800 1,161,800 $8,234
Total Affiliated Securities ... $45,946,749 $105,826,511 $(95,656,535) $— $— $56,116,725 $806,084
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $17,565,020
Cost of investments .......................................................................... $764,390,375
Unrealized appreciation ........................................................................ $218,218,943
Unrealized depreciation ........................................................................ (94,358,787)
Net unrealized appreciation (depreciation) .......................................................... $123,860,156
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Templeton Foreign VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 33,841,082 $ — $ 33,841,082
Automobile Components ................. — 53,925,302 — 53,925,302
Automobiles .......................... — 43,874,005 — 43,874,005
Banks ............................... 17,293,858 110,048,392 — 127,342,250
Broadline Retail ....................... — 44,461,181 — 44,461,181
Chemicals ........................... — 14,604,780 — 14,604,780
Construction Materials .................. — 16,715,298 — 16,715,298
Consumer Staples Distribution & Retail ...... — 12,273,101 — 12,273,101

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Energy Equipment & Services ............. $ — $ 18,831,539 $ — $ 18,831,539
Financial Services ...................... — 37,895,861 — 37,895,861
Health Care Providers & Services .......... — 14,714,706 — 14,714,706
Household Durables .................... — 30,656,092 — 30,656,092
Industrial Conglomerates ................ — 28,268,309 — 28,268,309
Insurance ............................ — 31,452,095 — 31,452,095
Media ............................... — 6,785,902 — 6,785,902
Metals & Mining ....................... 11,594,662 13,857,439 — 25,452,101
Multi-Utilities .......................... — 4,253,053 — 4,253,053
Oil, Gas & Consumable Fuels ............. — 97,533,969 — 97,533,969
Pharmaceuticals ....................... — 41,415,541 — 41,415,541
Professional Services ................... — 16,348,523 — 16,348,523
Semiconductors & Semiconductor Equipment . 14,955,149 52,256,583 — 67,211,732
Technology Hardware, Storage & Peripherals . — 45,466,145 — 45,466,145
Tobacco ............................. — 18,811,239 — 18,811,239
Short Term Investments ................... 56,116,725 — — 56,116,725
Total Investments in Securities ........... $99,960,394 $788,290,137
a
$— $888,250,531
a
Includes foreign securities valued at $788,290,137, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

VIP SA1 07/23
Templeton Foreign VIP Fund
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Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
23
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Templeton Foreign VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Templeton Investment
Counsel, LLC (Manager) and the Trust, on behalf of the
Fund. The Independent Trustees received advice from
and met separately with Independent Trustee counsel in
considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all international multi-cap value funds underlying VIPs.
The Board noted that the Fund’s annualized total return for
the three-, five and 10-year periods was below the median
of its Performance Universe, but for the one-year period
was above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund had recent improved
relative performance, noting that the Fund, for the one-
year period, had second quintile performance versus its
Performance Universe and outperformed its benchmark,
the MSCI All Country World ex US Index-NR. Management
further explained that the Fund’s relative underperformance
for the three- and five-year periods was primarily due to
the Fund’s stock selection in the consumer discretionary,
financials and health care sectors. Management then
discussed with the Board the actions that are being taken
in an effort to improve the performance of the Fund, noting
its confidence in the current portfolio positioning of the Fund and that the Fund’s valuation profile remains attractive. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, seven
other international multi-cap value funds underlying VIPs and three international large-cap value funds underlying VIPs.
The Board noted that the Management Rate for the Fund
was above the median of its respective Expense Group,
but the actual total expense ratio for the Fund was below
the median of its respective Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
25
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Semiannual Report
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing the fund is inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
26
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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

719 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Foreign VIP Fund
Investment Manager Fund Administrator Distributor
Templeton Investment Counsel, LLC Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Templeton Global
Bond VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 6
Financial Statements 15
Notes to Financial Statements 19
Statement of Additional Information 31
Shareholder Information 32

2
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Semiannual Report
Templeton Global Bond VIP Fund
This semiannual report for Templeton Global Bond VIP Fund
covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks high current income, consistent with
preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Performance Overview
You can find the Fund’s six-month total return for all classes in the Performance Summary. For comparison, the J.P.
Morgan Global Government Bond Index posted a +0.80%
total return, and the FTSE World Government Bond Index
posted a +1.66% total return for the same period.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts
or their availability in all states.
Thank you for your participation in Templeton Global Bond
VIP Fund. We look forward to serving your future investment
needs.
Geographic Composition
6/30/23
% of Total
Net Assets
Asia 38.6%
Latin America & Caribbean 17.1%
North America 13.7%
Australia & New Zealand 8.8%
Europe 6.7%
Other 0.5%
Short-Term Investments & Other Net Assets 14.6%
1.Source: Morningstar. The J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally. The FTSE World Government Bond Index measures the performance of fixed-rate, local currency, investment-grade sovereign bonds and is stated in U.S. dollar terms.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Templeton Global Bond VIP Fund
3
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Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-
rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value.
The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the performance and result in greater fluctuation in value. The manager may consider environmental, social and governance
(ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Share Class
6-Month Total
Return
–
1 -0.53%
2 -0.80%
4 -0.78%

Your Fund’s Expenses
Templeton Global Bond VIP Fund
4
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $994.70 $2.32 $1,022.47 $2.35 0.47%
2 $1,000 $992.00 $3.55 $1,021.23 $3.60 0.72%
4 $1,000 $992.20 $4.04 $1,020.74 $4.10 0.82%

TGB P1 05/23
Templeton Global Bond VIP Fund
5
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 4
SUPPLEMENT DATED MAY 8, 2023
TO THE PROSPECTUS
DATED MAY 1, 2023,
OF
TEMPLETON GLOBAL BOND VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectus is amended as follows:
I. The following replaces the “Fund Summaries – Templeton Global Bond VIP Fund – Performance – Average Annual Total
Returns” section on page TGB-S5 of the prospectus:
Average Annual Total Returns
For periods ended December 31, 2022
Please keep this supplement with your SAI for future reference.
1 Year
5 Years
10 Year s
–
-4.85%
-2.08%
-0.54%
-4.95%
-2.32%
-0.78%
-5.13%
-2.41%
-0.89%
JP Morgan Global Government Bond Index (index reflects no deduction for fees, expenses or taxes)
-17.22%
-2.21%
-0.96%
FTSE World Government Bond Index (index reflects no deduction for fees, expenses or taxes)
-18.26%
-2.54%
-1.22%
No one index is representative of the Fund's portfolio.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
e
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.15 $13.82 $14.49 $16.63 $17.54 $17.17
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.47 0.48 0.52 0.89 0.88
Net realized and unrealized gains (losses) (0.29) (1.14) (1.15) (1.31) (0.54) (0.51)
Total from investment operations ........ (0.07) (0.67) (0.67) (0.79) 0.35 0.37
Less distributions from:
Net investment income and net foreign
currency gains .................... — — — (1.35) (1.26) —
Tax return of capital ................ — — — (—)
c
— —
Total distributions ................... — — — (1.35) (1.26) —
Net asset value, end of period .......... $13.08 $13.15 $13.82 $14.49 $16.63 $17.54
Total return
d
....................... (0.53)% (4.85)% (4.62)% (4.73)% 1.89% 2.15%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.51% 0.50% 0.51% 0.51% 0.53% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.49% 0.48% 0.50% 0.46% 0.44% 0.47%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.47% 0.48%
f
0.50%
f
0.45% 0.42% 0.45%
Net investment income ............... 3.28% 3.56% 3.42% 3.43% 5.22% 5.09%
Supplemental data
Net assets, end of period (000’s) ........ $151,679 $153,423 $204,318 $224,704 $322,794 $285,046
Portfolio turnover rate ................ 87.36% 14.78% 27.65% 52.84% 22.58% 18.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.47 $13.13 $13.82 $15.91 $16.83 $16.51
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.41 0.43 0.46 0.82 0.81
Net realized and unrealized gains (losses) (0.28) (1.07) (1.12) (1.24) (0.53) (0.49)
Total from investment operations ........ (0.09) (0.66) (0.69) (0.78) 0.29 0.32
Less distributions from:
Net investment income and net foreign
currency gains .................... — — — (1.31) (1.21) —
Tax return of capital ................ — — — (—)
c
— —
Total distributions ................... — — — (1.31) (1.21) —
Net asset value, end of period .......... $12.38 $12.47 $13.13 $13.82 $15.91 $16.83
Total return
d
....................... (0.80)% (4.95)% (4.99)% (4.92)% 1.63% 1.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.76% 0.75% 0.76% 0.75% 0.78% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.73% 0.75% 0.71% 0.69% 0.72%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.72% 0.73%
f
0.75%
f
0.70% 0.67% 0.70%
Net investment income ............... 3.02% 3.31% 3.17% 3.16% 4.97% 4.84%
Supplemental data
Net assets, end of period (000’s) ........ $1,418,349 $1,527,997 $1,859,619 $2,022,487 $2,389,610 $2,544,900
Portfolio turnover rate ................ 87.36% 14.78% 27.65% 52.84% 22.58% 18.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.77 $13.46 $14.17 $16.27 $17.19 $16.88
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.41 0.42 0.46 0.82 0.81
Net realized and unrealized gains (losses) (0.29) (1.10) (1.13) (1.27) (0.55) (0.50)
Total from investment operations ........ (0.10) (0.69) (0.71) (0.81) 0.27 0.31
Less distributions from:
Net investment income and net foreign
currency gains .................... — — — (1.29) (1.19) —
Tax return of capital ................ — — — (—)
c
— —
Total distributions ................... — — — (1.29) (1.19) —
Net asset value, end of period .......... $12.67 $12.77 $13.46 $14.17 $16.27 $17.19
Total return
d
....................... (0.78) % (5.13)% (5.01)% (5.00)% 1.48% 1.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.86% 0.85% 0.86% 0.85% 0.88% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.83% 0.85% 0.81% 0.79% 0.82%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.82% 0.83%
f
0.85%
f
0.80% 0.77% 0.80%
Net investment income ............... 2.92% 3.21% 3.07% 3.06% 4.87% 4.74%
Supplemental data
Net assets, end of period (000’s) ........ $50,878 $55,577 $71,454 $76,771 $90,272 $94,312
Portfolio turnover rate ................ 87.36% 14.78% 27.65% 52.84% 22.58% 18.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 71.7%
Australia 8.8%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 48,446,000 AUD $ 25,507,989
a
Senior Bond, Reg S, 1.75%, 3/20/34 43,382,000 AUD 21,541,137
Queensland Treasury Corp. ,
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 52,103,000 AUD 25,874,230
Senior Bond, 2%, 8/22/33 ........ 49,530,000 AUD 25,987,917
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 35,999,000 AUD 19,078,210
Senior Bond, 2.25%, 11/20/34 ..... 49,634,000 AUD 25,475,426
143,464,909
Brazil 6.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL 48,635,264
10%, 1/01/31 .................. 112,168,000 BRL 22,810,678
10%, 1/01/33 .................. 45,024,000 BRL 9,078,988
b
F, 10%, 1/01/29 ................ 134,126,000 BRL 27,475,688
108,000,618
Colombia 6.3%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 576,000,000 COP 132,951
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 10,194,000,000 COP 2,256,351
B, 7.5%, 8/26/26 ............... 109,207,600,000 COP 24,513,089
B, 5.75%, 11/03/27 .............. 55,276,000,000 COP 11,379,012
B, 6%, 4/28/28 ................. 49,809,600,000 COP 10,210,682
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 8,055,908
B, 7%, 3/26/31 ................. 17,210,500,000 COP 3,470,408
B, 7%, 6/30/32 ................. 24,227,000,000 COP 4,750,961
B, 13.25%, 2/09/33 ............. 75,854,000,000 COP 21,281,684
B, 7.25%, 10/18/34 ............. 48,555,000,000 COP 9,369,358
B, 6.25%, 7/09/36 .............. 10,374,000,000 COP 1,795,814
B, 9.25%, 5/28/42 .............. 21,434,000,000 COP 4,588,551
101,804,769
Germany 2.7%
a
Bundesobligation , Reg S, 10/18/24 ... 9,999,000 EUR 10,454,667
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 9,804,000 EUR 10,846,057
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 21,697,000 EUR 22,865,545
44,166,269
Ghana 0.5%
c
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 23,756,604 GHS 1,108,765
PIK, 8.5%, 2/15/28 .............. 23,756,604 GHS 969,227
PIK, 8.65%, 2/13/29 ............. 23,389,900 GHS 857,260
PIK, 8.8%, 2/12/30 .............. 23,389,900 GHS 781,697
PIK, 8.95%, 2/11/31 ............. 21,361,450 GHS 662,378
PIK, 9.1%, 2/10/32 .............. 21,361,450 GHS 624,808
PIK, 9.25%, 2/08/33 ............. 21,361,450 GHS 602,497
PIK, 9.4%, 2/07/34 .............. 16,227,603 GHS 441,309

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
c
Ghana Government Bond, (continued)
PIK, 9.55%, 2/06/35 ............. 16,227,603 GHS $ 429,587
PIK, 9.7%, 2/05/36 .............. 16,227,603 GHS 421,372
PIK, 9.85%, 2/03/37 ............. 16,227,603 GHS 415,779
PIK, 10%, 2/02/38 .............. 16,227,603 GHS 412,138
7,726,817
India 4.7%
India Government Bond ,
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,948,149
Senior Bond, 7.26%, 8/22/32 ...... 1,877,900,000 INR 23,137,614
Senior Note, 7.1%, 4/18/29 ....... 3,794,000,000 INR 46,320,507
75,406,270
Indonesia 9.0%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 283,972,000,000 IDR 21,715,667
FR73, 8.75%, 5/15/31 ........... 7,058,000,000 IDR 538,585
FR82, 7%, 9/15/30 .............. 7,166,000,000 IDR 495,202
FR87, 6.5%, 2/15/31 ............ 47,115,000,000 IDR 3,155,628
FR91, 6.375%, 4/15/32 .......... 132,268,000,000 IDR 8,823,447
FR95, 6.375%, 8/15/28 .......... 102,269,000,000 IDR 6,929,012
FR96, 7%, 2/15/33 .............. 1,498,234,000,000 IDR 104,709,307
146,366,848
Malaysia 7.3%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 68,750,000 MYR 14,892,897
3.892%, 3/15/27 ................ 5,820,000 MYR 1,257,419
3.502%, 5/31/27 ................ 9,330,000 MYR 1,988,328
3.899%, 11/16/27 ............... 209,830,000 MYR 45,413,171
3.519%, 4/20/28 ................ 16,340,000 MYR 3,489,797
3.733%, 6/15/28 ................ 112,390,000 MYR 24,185,189
3.885%, 8/15/29 ................ 17,610,000 MYR 3,793,124
4.498%, 4/15/30 ................ 43,070,000 MYR 9,648,510
3.582%, 7/15/32 ................ 67,880,000 MYR 14,242,469
118,910,904
Mexico 4.1%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 39,180,000 MXN 2,531,573
M, Senior Bond, 7.75%, 11/23/34 ... 121,750,000 MXN 6,643,922
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 719,380,000 MXN 38,717,810
M, Senior Bond, 8.5%, 5/31/29 ..... 114,900,000 MXN 6,651,457
M, Senior Bond, 8.5%, 11/18/38 .... 71,820,000 MXN 4,090,096
M, Senior Bond, 7.75%, 11/13/42 ... 154,590,000 MXN 8,105,475
66,740,333
Norway 4.0%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 562,122,000 NOK 51,995,599
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 8,001,404

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK $ 4,629,128
64,626,131
Singapore 4.4%
Singapore Government Bond ,
2.875%, 9/01/30 ................ 7,560,000 SGD 5,514,800
2.625%, 8/01/32 ................ 53,040,000 SGD 37,906,921
3.375%, 9/01/33 ................ 35,730,000 SGD 27,147,244
70,568,965
South Korea 10.1%
Korea Treasury Bonds ,
2.25%, 9/10/23 ................ 36,742,000,000 KRW 27,817,655
0.875%, 12/10/23 ............... 22,287,000,000 KRW 16,723,186
1.875%, 3/10/24 ................ 33,811,000,000 KRW 25,375,872
1.375%, 9/10/24 ................ 75,881,910,000 KRW 56,114,620
3%, 9/10/24 ................... 18,500,000,000 KRW 13,942,839
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW 24,418,979
164,393,151
Thailand 3.1%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 745,020,000 THB 20,752,991
1%, 6/17/27 ................... 570,140,000 THB 15,373,573
Senior Note, 0.66%, 11/22/23 ...... 481,230,000 THB 13,557,655
49,684,219
Total Foreign Government and Agency Securities (Cost $1,209,172,595) ...........
1,161,860,203
U.S. Government and Agency Securities 13.7%
United States 13.7%
U.S. Treasury Bonds ,
3.125%, 2/15/43 ................ 16,230,000 14,163,211
3.625%, 8/15/43 ................ 56,190,000 52,770,312
U.S. Treasury Notes, 3.5%, 2/15/33 ... 159,100,000 154,998,204
221,931,727
Total U.S. Government and Agency Securities (Cost $225,580,904) ................
221,931,727
Total Long Term Investments (Cost $1,434,753,499) .............................
1,383,791,930
Short Term Investments 15.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.4%
Germany 2.0%
d
Germany Treasury Bills ,
a
Reg S, 9/20/23 ................. 3,483,000 EUR 3,773,484

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Germany (continued)
d
Germany Treasury Bills, (continued)
a
Reg S, 10/18/23 ................ 26,962,000 EUR $ 29,128,109
32,901,593
Japan 4.4%
d
Japan Treasury Bills ,
11/10/23 ..................... 2,248,200,000 JPY 15,591,626
12/20/23 ..................... 879,000,000 JPY 6,097,075
2/20/24 ...................... 7,151,000,000 JPY 49,614,587
71,303,288
Total Foreign Government and Agency Securities (Cost $108,905,395) ............
104,204,881
Shares
Money Market Funds 9.4%
United States 9.4%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 151,670,880 151,670,880
Total Money Market Funds (Cost $151,670,880) .................................
151,670,880
a a a a a
Total Short Term Investments (Cost $260,576,275 ) ...............................
255,875,761
a a a
Total Investments (Cost $1,695,329,774) 101.2% ................................
$1,639,667,691
Other Assets, less Liabilities (1.2)% ...........................................
(18,761,927)
Net Assets 100.0% ...........................................................
$1,620,905,764
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $208,187,570, representing 12.8% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1 (c) .
c
Income may be received in additional securities and/or cash.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,803,174 7/05/23 $ 40,687 $ —
Chilean Peso ...... JPHQ Sell 5,487,100,000 6,881,394 7/05/23 37,533 —
Indian Rupee ...... HSBK Buy 241,380,400 2,919,524 7/10/23 21,546 —
Indian Rupee ...... HSBK Sell 241,380,400 2,940,794 7/10/23 — (275)
Indian Rupee ...... JPHQ Buy 266,347,200 3,180,759 7/11/23 64,379 —
Chilean Peso ...... GSCO Buy 3,510,200,000 4,329,571 7/12/23 43,755 —
Chilean Peso ...... GSCO Sell 3,510,200,000 4,405,869 7/12/23 32,543 —
South Korean Won .. JPHQ Buy 16,905,000,000 13,678,844 7/18/23 — (840,714)
South Korean Won .. JPHQ Sell 11,563,000,000 8,672,142 7/18/23 — (109,124)
Chilean Peso ...... GSCO Buy 4,513,615,115 4,518,185 7/26/23 1,092,893 —
Chilean Peso ...... GSCO Sell 4,513,615,115 5,635,609 7/26/23 24,530 —
Chilean Peso ...... GSCO Buy 8,834,202,936 10,773,418 8/04/23 193,186 —
Chilean Peso ...... JPHQ Buy 3,325,454,736 4,053,208 8/04/23 74,945 —
Chilean Peso ...... JPHQ Sell 990,000,000 1,239,747 8/04/23 10,781 —
Mexican Peso ...... MSCO Buy 35,649,000 1,686,329 8/04/23 382,901 —
Mexican Peso ...... MSCO Sell 35,649,000 1,613,442 8/04/23 — (455,788)
Indian Rupee ...... HSBK Buy 242,055,750 2,933,902 8/14/23 11,138 —
Chilean Peso ...... MSCO Buy 6,390,810,000 7,930,029 8/16/23 — (7,322)
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,866,488 8/21/23 — (483,975)
Canadian Dollar .... BOFA Buy 8,949,000 6,494,572 9/11/23 268,310 —
Canadian Dollar .... BOFA Sell 8,949,000 6,631,836 9/11/23 — (131,045)
Canadian Dollar .... CITI Buy 7,054,790 5,120,014 9/11/23 211,387 —
Canadian Dollar .... CITI Sell 7,054,790 5,224,455 9/11/23 — (106,946)
Japanese Yen ...... BOFA Buy 7,460,672,540 54,279,175 9/15/23 — (1,972,780)
Japanese Yen ...... DBAB Buy 9,711,052,240 70,566,815 9/15/23 — (2,483,123)
Chilean Peso ...... GSCO Buy 6,192,106,619 7,573,979 9/20/23 72,740 —
Indian Rupee ...... CITI Buy 590,870,000 7,146,900 9/20/23 33,525 —
Indian Rupee ...... JPHQ Buy 1,431,342,200 17,281,772 9/20/23 112,320 —
Japanese Yen ...... BNDP Buy 14,877,674,660 108,273,709 9/20/23 — (3,883,791)
Japanese Yen ...... BOFA Buy 4,218,690,870 30,542,006 9/20/23 — (941,359)
Japanese Yen ...... MSCO Buy 2,196,400,000 15,745,085 9/20/23 — (333,939)
New Zealand Dollar . BOFA Buy 10,600,000 6,487,624 9/20/23 15,449 —
New Zealand Dollar . CITI Buy 12,470,000 7,613,184 9/20/23 37,128 —
New Zealand Dollar . JPHQ Buy 47,380,000 28,933,545 9/20/23 133,963 —
Singapore Dollar .... CITI Buy 4,670,000 3,477,290 9/20/23 — (13,778)
Singapore Dollar .... MSCO Buy 10,540,000 7,842,641 9/20/23 — (25,635)
Australian Dollar .... HSBK Buy 77,360,000 51,899,277 9/25/23 — (252,890)
Indian Rupee ...... HSBK Buy 241,380,400 2,932,933 10/05/23 — (787)
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,053,691 10/16/23 42,476 —
Mexican Peso ...... CITI Buy 106,418,000 5,019,214 10/23/23 1,068,012 —
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (1,454,213)
Japanese Yen ...... GSCO Buy 6,951,000,000 51,136,614 12/15/23 — (1,637,709)
Indian Rupee ...... HSBK Buy 875,000,000 10,540,899 12/20/23 53,324 —
Mexican Peso ...... MSCO Buy 107,315,000 4,723,862 9/03/24 1,115,261 —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (1,276,702)
Total Forward Exchange Contracts ................................................... $5,194,712 $(16,411,895)
Net unrealized appreciation (depreciation) ............................................ $(11,217,183)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
At June 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
D ate
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (2,384,805) $ — $ (2,384,805)
Total Interest Rate Swap Contracts ............................... $(2,384,805) $ — $(2,384,805)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See A bbreviations on page 30 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,543,658,894
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 151,670,880
Value - Unaffiliated issuers .................................................................. $1,487,996,811
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 151,670,880
Cash .................................................................................... 1,094
Foreign currency, at value (cost $829,519) ........................................................ 824,428
Receivables:
Investment securities sold ................................................................... 30,747,465
Capital shares sold ........................................................................ 432,799
Interest ................................................................................. 21,193,929
Deposits with brokers for:
OTC derivative contracts .................................................................. 12,536,297
Centrally cleared swap contracts ............................................................ 4,239,597
Variation margin on centrally cleared swap contracts ............................................... 201,690
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,194,712
Total assets .......................................................................... 1,715,039,702
Liabilities:
Payables:
Investment securities purchased .............................................................. 75,603,008
Capital shares redeemed ................................................................... 644,373
Management fees ......................................................................... 596,053
Distribution fees .......................................................................... 309,307
Trustees' fees and expenses ................................................................. 32
Unrealized depreciation on OTC forward exchange contracts .......................................... 16,411,895
Deferred tax ............................................................................... 553,949
Accrued expenses and other liabilities ........................................................... 15,321
Total liabilities ......................................................................... 94,133,938
Net assets, at value ................................................................. $1,620,905,764
Net assets consist of:
Paid-in capital ............................................................................. $2,053,409,748
Total distributable earnings (losses) ............................................................. (432,503,984)
Net assets, at value ................................................................. $1,620,905,764

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $151,679,179
Shares outstanding ........................................................................ 11,600,110
Net asset value and maximum offering price per share ............................................. $13.08
Class 2:
Net assets, at value ....................................................................... $1,418,348,994
Shares outstanding ........................................................................ 114,522,278
Net asset value and maximum offering price per share ............................................. $12.38
Class 4:
Net assets, at value ....................................................................... $50,877,591
Shares outstanding ........................................................................ 4,016,188
Net asset value and maximum offering price per share ............................................. $12.67

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $2,616,180
Interest: (net of foreign taxes of $643,098)
Unaffiliated issuers ........................................................................ 28,668,453
Total investment income ................................................................... 31,284,633
Expenses:
Management fees (Note 3 a ) ................................................................... 3,887,124
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,836,097
    Class 4 ................................................................................ 92,904
Custodian fees (Note 4 ) ...................................................................... 285,053
Reports to shareholders fees .................................................................. 19,399
Professional fees ........................................................................... 63,497
Trustees' fees and expenses .................................................................. 9,746
Other .................................................................................... 26,498
Total expenses ......................................................................... 6,220,318
Expense reductions (Note 4 ) ............................................................... (162,276)
Expenses waived/paid by affiliates (Note 3e) ................................................... (211,965)
Net expenses ......................................................................... 5,846,077
Net investment income ................................................................ 25,438,556
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $237,108)
Unaffiliated issuers ...................................................................... (120,393,430)
Foreign currency transactions ................................................................ 3,851,309
Forward exchange contracts ................................................................. (999,475)
Swap contracts ........................................................................... (38,074)
Net realized gain (loss) .................................................................. (117,579,670)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 115,950,979
Translation of other assets and liabilities denominated in foreign currencies .............................. 178,214
Forward exchange contracts ................................................................. (32,148,964)
Swap contracts ........................................................................... (2,341,072)
Change in deferred taxes on unrealized appreciation ............................................... (388,902)
Net change in unrealized appreciation (depreciation) ............................................ 81,250,255
Net realized and unrealized gain (loss) ............................................................ (36,329,415)
Net increase (decrease) in net assets resulting from operations .......................................... $(10,890,859)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton Global Bond VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $25,438,556 $62,270,111
Net realized gain (loss) ................................................. (117,579,670) (253,888,402)
Net change in unrealized appreciation (depreciation) ........................... 81,250,255 88,365,607
Net increase (decrease) in net assets resulting f rom operations ................ (10,890,859) (103,252,684)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (859,517) (41,188,071)
Class 2 ............................................................. (100,013,833) (241,650,752)
Class 4 ............................................................. (4,327,450) (12,302,406)
Total capital share transactions ............................................ (105,200,800) (295,141,229)
Net increase (decrease) in net assets ................................... (116,091,659) (398,393,913)
Net assets:
Beginning of period ..................................................... 1,736,997,423 2,135,391,336
End of period .......................................................... $1,620,905,764 $1,736,997,423

Franklin Templeton Variable Insurance Products Trust
19
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Bond VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
See Note 9 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.465% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 753,395 $9,924,372 1,493,687 $19,745,561
Shares redeemed ............................... (817,511) (10,783,889) (4,618,884) (60,933,632)
Net increase (decrease) .......................... (64,116) $(859,517) (3,125,197) $(41,188,071)
Class 2 Shares:
Shares sold ................................... 1,813,002 $22,744,696 4,612,566 $58,273,369
Shares redeemed ............................... (9,785,831) (122,758,529) (23,697,756) (299,924,121)
Net increase (decrease) .......................... (7,972,829) $(100,013,833) (19,085,190) $(241,650,752)
Class 4 Shares:
Shares sold ................................... 76,164 $980,999 218,921 $2,837,434
Shares redeemed ............................... (413,684) (5,308,449) (1,175,713) (15,139,840)
Net increase (decrease) .......................... (337,520) $(4,327,450) (956,792) $(12,302,406)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund  has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 3 0 , 202 3 , the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 154,512,860 $ 588,238,557 $ (591,080,537) $ — $ — $ 151,670,880 151,670,880 $ 2,616,180
Total Affiliated Securities ... $154,512,860 $588,238,557 $(591,080,537) $— $— $151,670,880 $2,616,180
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$1,113,947,997 and $1,098,056,752, respectively.
7. Credit Risk
At June 30, 2023, the Fund had 7.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $17,190,517
Long term ................................................................................ 202,825,645
Total capital loss carryforwards ............................................................... $220,016,162
Cost of investments .......................................................................... $1,725,391,523
Unrealized appreciation ........................................................................ $23,649,437
Unrealized depreciation ........................................................................ (122,975,257)
Net unrealized appreciation (depreciation) .......................................................... $(99,325,820)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
9. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of swap contracts represented $54,945,714. The average month end contract value of forward exchange contracts was $935,033,073.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 2,384,805
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
5,194,712 Unrealized depreciation on OTC
forward exchange contracts
16,411,895
Total .................... $5,194,712 $18,796,700
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(38,074) Swap contracts $(2,341,072)
Foreign exchange contracts .....
Forward exchange contracts (999,475) Forward exchange contracts (32,148,964)
Total ....................... $(1,037,549) $(34,490,036)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2023, OTC derivative assets and liabilities are as follows:
At June 30, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Derivatives
Forward exchange contracts ............................. $ 5,194,712 $ 16,411,895
Total ............................................. $5,194,712 $16,411,895
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 283,759 (283,759) — — —
CITI ..................... 1,350,052 (1,350,052) — — —
DBAB ................... — — — — —
GSCO ................... 1,459,647 (1,459,647) — — —
HSBK ................... 86,008 (86,008) — — —
JPHQ ................... 517,084 (517,084) — — —
MSCO ................... 1,498,162 (1,498,162) — — —
Total ................... $5,194,712 $(5,194,712) $ — $— $—
$ 1
9. Other Derivative Information (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
28
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 30 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $3,883,791 $— $— $(3,883,791) $—
BOFA .................... 3,045,184 (283,759) — (2,761,425) —
CITI ..................... 1,574,937 (1,350,052) — (150,000) 74,885
DBAB ................... 2,483,123 — — (2,483,123) —
GSCO ................... 1,637,709 (1,459,647) — (178,062) —
HSBK ................... 253,952 (86,008) — (167,944) —
JPHQ ................... 1,433,813 (517,084) — (916,729) —
MSCO ................... 2,099,386 (1,498,162) — (566,907) 34,317
Total ................... $16,411,895 $(5,194,712) $— $(11,107,981) $109,202
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information (continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
29
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Templeton Global Bond VIP Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,161,860,203 $ — $ 1,161,860,203
U.S. Government and Agency Securities ....... — 221,931,727 — 221,931,727
Short Term Investments ................... 151,670,880 104,204,881 — 255,875,761
Total Investments in Securities ........... $151,670,880 $1,487,996,811 $— $1,639,667,691
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,194,712 $ — $ 5,194,712
Total Other Financial Instruments ......... $— $5,194,712 $— $5,194,712
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 16,411,895 $ — $ 16,411,895
Swap contracts .......................... — 2,384,805 — 2,384,805
Total Other Financial Instruments ......... $— $18,796,700 $— $18,796,700
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
Cu r rency
AUD Australian Dollar
BRL Brazilian Real
COP Colombian Peso
EUR Euro
GHS Ghanaian Cedi
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
SGD Singapore Dollar
THB Thai Baht

VIP SA1 07/23
Templeton Global Bond VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
32
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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Templeton Global Bond VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
33
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Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all global income funds underlying VIPs. The Board
noted that the Fund’s annualized income return for the
three-, five- and 10-year periods was above the median of
its Performance Universe, but for the one-year period was
below the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three- and five-year periods was below the median of its
Performance Universe, but for the 10-year period was equal
to the median of its Performance Universe, and for the one-
year period was above the median and in the first quintile
(best) of its Performance Universe. The Board discussed the
Fund’s performance with management and management
explained that the Fund’s three- and five-year below median
annualized total return performance was due, in part, to the
Fund’s long exposure to emerging market local currency
and short exposure to US Treasury duration as compared
to the Fund’s peers in the Performance Universe. The
Board noted that the Fund outperformed its benchmark, the
JP Morgan Global Government Bond Index, for the one-,
three- and five-year periods ended December 31, 2022. The
Board also noted management’s confidence in the current
portfolio positioning of the Fund. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and ten
other global income funds underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for
the Fund were below the medians of its respective Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services fund during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
34
franklintempleton.com
Semiannual Report
report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing the fund is inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board
also recognized that given the decline in assets over the
past three calendar years for the Fund, this Fund is not
expected to experience additional economies of scale in the
foreseeable future. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
35
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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

741 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Global Bond VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Templeton Growth
VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 11
Notes to Financial Statements 14
Statement of Additional Information 22
Shareholder Information 23

2
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Semiannual Report
Templeton Growth VIP Fund
This semiannual report for Templeton Growth VIP Fund
covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities (primarily common stocks) of companies located
anywhere in the world, including developing markets.
Performance Overview
You can find the Fund’s six-month total return for all classes in the Performance Summary. For comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI)-NR,
posted a +13.93% total return for the period under review.
1
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Templeton Growth VIP
Fund. We look forward to serving your future investment
needs.
Geographic Composition
6/30/23
% of Total
Net Assets
North America 47.8%
Europe 31.5%
Asia 15.9%
Short-Term Investments & Other Net Assets 4.8%
1. Source: Morningstar. MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market perfor-
mance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 2.9%
Technology Hardware, Storage & Peripherals,
South Korea
Alphabet, Inc. 2.7%
Interactive Media & Services, United States
BP plc 2.7%
Oil, Gas & Consumable Fuels, United Kingdom
TJX Cos., Inc. (The) 2.5%
Specialty Retail, United States
Medtronic plc 2.5%
Health Care Equipment & Supplies, United
States
Unilever plc 2.5%
Personal Care Products, United Kingdom
Rolls-Royce Holdings plc 2.3%
Aerospace & Defense, United Kingdom
Johnson & Johnson 2.3%
Pharmaceuticals, United States
UnitedHealth Group, Inc. 2.3%
Health Care Providers & Services, United States
Anheuser-Busch InBev SA/NV 2.3%
Beverages, Belgium

Performance Summary as of June 30, 2023
~
1
Templeton Growth VIP Fund
3
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Semiannual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the
Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for
ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
Share Class
6-Month Total
Return
–
1 +12.73%
2 +12.53%
4 +12.47%

Your Fund’s Expenses
Templeton Growth VIP Fund
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Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,127.30 $4.59 $1,020.48 $4.36 0.87%
2 $1,000 $1,125.30 $5.90 $1,019.24 $5.60 1.12%
4 $1,000 $1,124.70 $6.42 $1,018.75 $6.10 1.22%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.47 $11.87 $11.42 $11.15 $12.44 $16.24
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.12 0.09 0.24
c
0.30 0.28
Net realized and unrealized gains (losses) 1.25 (1.47) 0.52 0.36 1.30 (2.42)
Total from investment operations ........ 1.34 (1.35) 0.61 0.60 1.60 (2.14)
Less distributions from:
Net investment income .............. (0.41) (0.05) (0.16) (0.33) (0.40) (0.35)
Net realized gains ................. — — — — (2.49) (1.31)
Total distributions ................... (0.41) (0.05) (0.16) (0.33) (2.89) (1.66)
Net asset value, end of period .......... $11.40 $10.47 $11.87 $11.42 $11.15 $12.44
Total return
d
....................... 12.73% (11.32)% 5.26% 5.99% 15.43% (14.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.90% 0.91% 0.91% 0.86% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.90%
f
0.91%
f
0.91%
f
0.86%
f
0.83%
f
Net investment income ............... 1.56% 1.12% 0.71% 2.42%
c
2.52% 1.90%
Supplemental data
Net assets, end of period (000’s) ........ $33,387 $31,251 $39,373 $92,653 $97,988 $354,164
Portfolio turnover rate ................ 18.22% 34.43% 45.59%
g
63.65% 19.69% 29.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $11.59 $11.17 $10.90 $12.21 $15.97
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.09 0.05 0.21
c
0.26 0.24
Net realized and unrealized gains (losses) 1.22 (1.42) 0.50 0.36 1.28 (2.38)
Total from investment operations ........ 1.29 (1.33) 0.55 0.57 1.54 (2.14)
Less distributions from:
Net investment income .............. (0.38) (0.02) (0.13) (0.30) (0.36) (0.31)
Net realized gains ................. — — — — (2.49) (1.31)
Total distributions ................... (0.38) (0.02) (0.13) (0.30) (2.85) (1.62)
Net asset value, end of period .......... $11.15 $10.24 $11.59 $11.17 $10.90 $12.21
Total return
d
....................... 12.53% (11.50)% 4.87% 5.80% 15.15% (14.85)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.15% 1.18% 1.16% 1.11% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.15%
f
1.18%
f
1.16%
f
1.11%
f
1.08%
f
Net investment income ............... 1.30% 0.87% 0.39% 2.17%
c
2.27% 1.65%
Supplemental data
Net assets, end of period (000’s) ........ $333,259 $315,684 $405,365 $603,996 $659,412 $625,311
Portfolio turnover rate ................ 18.22% 34.43% 45.59%
g
63.65% 19.69% 29.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.41 $11.79 $11.35 $11.07 $12.36 $16.13
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.08 0.03 0.20
c
0.26 0.23
Net realized and unrealized gains (losses) 1.23 (1.45) 0.53 0.36 1.29 (2.40)
Total from investment operations ........ 1.30 (1.37) 0.56 0.56 1.55 (2.17)
Less distributions from:
Net investment income .............. (0.36) (0.01) (0.12) (0.28) (0.35) (0.29)
Net realized gains ................. — — — — (2.49) (1.31)
Total distributions ................... (0.36) (0.01) (0.12) (0.28) (2.84) (1.60)
Net asset value, end of period .......... $11.35 $10.41 $11.79 $11.35 $11.07 $12.36
Total return
d
....................... 12.47% (11.62)% 4.85% 5.65% 14.97% (14.88)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.25% 1.29% 1.26% 1.21% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.25%
f
1.29%
f
1.26%
f
1.21%
f
1.18%
f
Net investment income ............... 1.19% 0.77% 0.24% 2.04%
c
2.17% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $16,941 $17,048 $21,559 $23,213 $27,330 $28,238
Portfolio turnover rate ................ 18.22% 34.43% 45.59%
g
63.65% 19.69% 29.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.2%
Aerospace & Defense 5.9%
BAE Systems plc ..................................... United Kingdom 620,771 $ 7,319,665
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,599,891 8,845,602
Thales SA ........................................... France 44,138 6,613,754
22,779,021
Automobile Components 3.9%
Continental AG ....................................... Germany 89,050 6,728,378
a
Forvia .............................................. France 109,657 2,588,263
Lear Corp. .......................................... United States 40,060 5,750,613
15,067,254
Automobiles 1.5%
Honda Motor Co. Ltd. .................................. Japan 195,396 5,920,120
Banks 2.7%
Bank of America Corp. ................................. United States 223,812 6,421,166
Lloyds Banking Group plc ............................... United Kingdom 7,019,311 3,891,146
10,312,312
Beverages 3.5%
Anheuser-Busch InBev SA/NV ........................... Belgium 152,708 8,655,893
Pernod Ricard SA ..................................... France 21,969 4,855,038
13,510,931
Broadline Retail 1.8%
a
Amazon.com, Inc. ..................................... United States 54,245 7,071,378
Chemicals 2.6%
Albemarle Corp. ...................................... United States 19,720 4,399,335
DuPont de Nemours, Inc. ............................... United States 79,361 5,669,550
10,068,885
Consumer Staples Distribution & Retail 3.2%
a
Dollar Tree, Inc. ...................................... United States 49,112 7,047,572
Target Corp. ......................................... United States 38,877 5,127,876
12,175,448
Electrical Equipment 1.2%
Schneider Electric SE .................................. United States 26,013 4,726,389
Entertainment 1.8%
a
Walt Disney Co. (The) .................................. United States 79,055 7,058,030
Financial Services 1.2%
b
Visa, Inc., A .......................................... United States 19,335 4,591,676
Food Products 2.0%
Danone SA .......................................... France 121,754 7,462,189
Ground Transportation 2.2%
Union Pacific Corp. .................................... United States 41,345 8,460,014
Health Care Equipment & Supplies 4.6%
Medtronic plc ........................................ United States 108,405 9,550,480
Zimmer Biomet Holdings, Inc. ............................ United States 56,380 8,208,928
17,759,408
Health Care Providers & Services 5.4%
b
Fresenius Medical Care AG & Co. KGaA .................... Germany 155,554 7,434,782
HCA Healthcare, Inc. ................................... United States 14,467 4,390,445

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 18,092 $ 8,695,739
20,520,966
Hotels, Restaurants & Leisure 5.2%
a
Booking Holdings, Inc. ................................. United States 1,269 3,426,719
Compass Group plc ................................... United Kingdom 163,269 4,572,046
b
Hyatt Hotels Corp., A ................................... United States 31,733 3,635,967
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 155,978 2,391,140
Starbucks Corp. ...................................... United States 57,926 5,738,149
19,764,021
Household Durables 1.9%
Sony Group Corp. ..................................... Japan 78,890 7,122,404
Industrial Conglomerates 1.8%
Hitachi Ltd. .......................................... Japan 45,893 2,853,862
Honeywell International, Inc. ............................. United States 19,685 4,084,638
6,938,500
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 629,414 6,392,521
Interactive Media & Services 2.7%
a
Alphabet, Inc., A ...................................... United States 87,376 10,458,907
IT Services 1.9%
a,b
DXC Technology Co. ................................... United States 269,858 7,210,606
Leisure Products 0.6%
a
YETI Holdings, Inc. .................................... United States 62,145 2,413,712
Life Sciences Tools & Services 1.9%
a
ICON plc ............................................ United States 28,606 7,157,221
Machinery 1.3%
Komatsu Ltd. ........................................ Japan 181,508 4,910,112
Media 2.2%
Comcast Corp., A ..................................... United States 204,797 8,509,315
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United Kingdom 1,789,362 10,418,342
Reliance Industries Ltd. ................................. India 226,945 7,072,506
Shell plc ............................................ Netherlands 170,389 5,082,991
22,573,839
Passenger Airlines 0.5%
a
International Consolidated Airlines Group SA ................. United Kingdom 940,344 1,940,434
Personal Care Products 2.9%
Haleon plc .......................................... United States 397,768 1,632,627
Unilever plc .......................................... United Kingdom 182,503 9,513,270
11,145,897
Pharmaceuticals 4.2%
Bayer AG ........................................... Germany 134,753 7,459,945
Johnson & Johnson ................................... United States 52,900 8,756,008
16,215,953

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.9%
Adecco Group AG ..................................... Switzerland 107,445 $ 3,519,166
Semiconductors & Semiconductor Equipment 7.0%
Applied Materials, Inc. .................................. United States 20,874 3,017,128
Infineon Technologies AG ............................... Germany 186,980 7,700,963
Micron Technology, Inc. ................................. United States 99,633 6,287,839
NXP Semiconductors NV ............................... China 18,561 3,799,065
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 60,390 6,094,559
26,899,554
Software 2.1%
Microsoft Corp. ....................................... United States 12,489 4,253,004
SAP SE ............................................ Germany 28,666 3,916,347
8,169,351
Specialty Retail 4.1%
Nitori Holdings Co. Ltd. ................................. Japan 51,070 5,735,664
TJX Cos., Inc. (The) ................................... United States 115,308 9,776,965
15,512,629
Technology Hardware, Storage & Peripherals 2.9%
Samsung Electronics Co. Ltd. ............................ South Korea 199,337 10,976,816
Total Common Stocks (Cost $320,584,070) .....................................
365,314,979
Short Term Investments 4.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.7%
Royal Bank of Canada, 5.05%, 7/03/23 ..................... Canada 17,900,000 17,900,000
Total Time Deposits (Cost $17,900,000) ........................................
17,900,000
Total Short Term Investments (Cost $17,900,000 ) ................................
17,900,000
a
Total Investments (Cost $338,484,070) 99.9% ...................................
$383,214,979
Other Assets, less Liabilities 0.1% .............................................
371,427
Net Assets 100.0% ...........................................................
$383,586,406
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2023. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$2,391,140, representing 0.6% of net assets.
See Abbreviations on page
21

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $338,484,070
Value - Unaffiliated issuers (Includes securities loaned of $15,210,484) ................................. $383,214,979
Cash .................................................................................... 89,792
Receivables:
Investment securities sold ................................................................... 1,154,109
Capital shares sold ........................................................................ 3,721
Dividends and interest ..................................................................... 708,592
European Union tax reclaims (Note 1 d ) ......................................................... 86,899
Total assets .......................................................................... 385,258,092
Liabilities:
Payables:
Inve stment securities purchased .............................................................. 886,888
Capital shares redeemed ................................................................... 199,176
Management fees ......................................................................... 275,713
Distribution fees .......................................................................... 72,470
Professional fees ......................................................................... 87,220
Trustees' fees and expenses ................................................................. 918
Deferred tax ............................................................................... 48,875
Accrued expenses and other liabilities ........................................................... 100,426
Total liabilities ......................................................................... 1,671,686
Net assets, at value ................................................................. $383,586,406
Net assets consist of:
Paid-in capital ............................................................................. $332,296,031
Total distributable earnings (losses) ............................................................. 51,290,375
Net assets, at value ................................................................. $383,586,406
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $33,387,337
Shares outstanding ........................................................................ 2,929,956
Net asset value and maximum offering price per share ............................................. $11.40
Class 2:
Net assets, at value ....................................................................... $333,258,513
Shares outstanding ........................................................................ 29,885,495
Net asset value and maximum offering price per share ............................................. $11.15
Class 4:
Net assets, at value ....................................................................... $16,940,556
Shares outstanding ........................................................................ 1,492,566
Net asset value and maximum offering price per share ............................................. $11.35

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $107,204)
Unaffiliated issuers ........................................................................ $4,156,884
Interest:
Unaffiliated issuers ........................................................................ 429,096
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 13,727
Non-controlled affiliates (Note 3 e ) ............................................................. 1,276
Other income (Note 1 d ) ...................................................................... 4,090
Total investment income ................................................................... 4,605,073
Expenses:
Management fees (Note 3 a ) ................................................................... 1,694,545
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 413,005
    Class 4 ................................................................................ 29,974
Custodian fees ............................................................................. 6,838
Reports to shareholders fees .................................................................. 6,893
Professional fees ........................................................................... 19,438
Trustees' fees and expenses .................................................................. 2,511
Other .................................................................................... 36,115
Total expenses ......................................................................... 2,209,319
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (113,550)
Net expenses ......................................................................... 2,095,769
Net investment income ................................................................ 2,509,304
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $444)
Unaffiliated issuers ...................................................................... 8,773,386
Foreign currency transactions ................................................................ (10,409)
Net realized gain (loss) .................................................................. 8,762,977
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,545,995
Translation of other assets and liabilities denominated in foreign currencies .............................. 13,773
Change in deferred taxes on unrealized appreciation ............................................... (48,875)
Net change in unrealized appreciation (depreciation) ............................................ 33,510,893
Net realized and unrealized gain (loss) ............................................................ 42,273,870
Net increase (decrease) in net assets resulting from operations .......................................... $44,783,174

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton Growth VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,509,304 $3,543,162
Net realized gain (loss) ................................................. 8,762,977 19,191,671
Net change in unrealized appreciation (depreciation) ........................... 33,510,893 (75,598,807)
Net increase (decrease) in net assets resulting from operations ................ 44,783,174 (52,863,974)
Distributions to shareholders:
Class 1 ............................................................. (1,155,610) (172,934)
Class 2 ............................................................. (10,928,216) (546,584)
Class 4 ............................................................. (526,739) (17,767)
Total distributions to shareholders .......................................... (12,610,565) (737,285)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (604,747) (3,572,889)
Class 2 ............................................................. (10,334,835) (43,160,730)
Class 4 ............................................................. (1,629,231) (1,979,587)
Total capital share transactions ............................................ (12,568,813) (48,713,206)
Net increase (decrease) in net assets ................................... 19,603,796 (102,314,465)
Net assets:
Beginning of period ..................................................... 363,982,610 466,297,075
End of period .......................................................... $383,586,406 $363,982,610

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Growth VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Growth VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
 The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
 Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc.,
an affiliate of the Fund. Additionally, at June 30, 2023, the
Fund held $15,490,309, in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 27,363 $306,357 73,870 $794,735
Shares issued in reinvestment of distributions .......... 100,663 1,155,610 16,938 172,934
Shares redeemed ............................... (183,272) (2,066,714) (423,801) (4,540,558)
Net increase (decrease) .......................... (55,246) $(604,747) (332,993) $(3,572,889)
Class 2 Shares:
Shares sold ................................... 699,751 $7,666,441 1,131,729 $11,824,462
Shares issued in reinvestment of distributions .......... 973,127 10,928,216 54,657 546,571
Shares redeemed ............................... (2,619,444) (28,929,492) (5,325,849) (55,531,763)
Net increase (decrease) .......................... (946,566) $(10,334,835) (4,139,463) $(43,160,730)
Class 4 Shares:
Shares sold ................................... 15,139 $171,502 153,237 $1,591,260
Shares issued in reinvestment of distributions .......... 46,044 526,739 1,747 17,767
Shares redeemed ............................... (206,784) (2,327,472) (346,102) (3,588,614)
Net increase (decrease) .......................... (145,601) $(1,629,231) (191,118) $(1,979,587)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.891% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisers, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.87%, based on the average net assets of each class until April
30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended June 30, 2023, these purchase and sale transactions aggregated $4,410,304 and $4,410,304, respectively, with net realized gains of $162,318.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $2,240,460 $1,409,325 $(3,649,785) $— $— $— — $1,276
Total Affiliated Securities ... $2,240,460 $1,409,325 $(3,649,785) $— $— $— $1,276
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,418,724
Cost of investments .......................................................................... $339,825,636
Unrealized appreciation ........................................................................ $67,278,071
Unrealized depreciation ........................................................................ (23,888,728)
Net unrealized appreciation (depreciation) .......................................................... $43,389,343
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Templeton Growth VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$66,123,108 and $91,292,142, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 22,779,021 $ — $ 22,779,021
Automobile Components ................. 5,750,613 9,316,641 — 15,067,254

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
21
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Templeton Growth VIP Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Automobiles .......................... $ — $ 5,920,120 $ — $ 5,920,120
Banks ............................... 6,421,166 3,891,146 — 10,312,312
Beverages ........................... — 13,510,931 — 13,510,931
Broadline Retail ....................... 7,071,378 — — 7,071,378
Chemicals ........................... 10,068,885 — — 10,068,885
Consumer Staples Distribution & Retail ...... 12,175,448 — — 12,175,448
Electrical Equipment .................... — 4,726,389 — 4,726,389
Entertainment ......................... 7,058,030 — — 7,058,030
Financial Services ...................... 4,591,676 — — 4,591,676
Food Products ........................ — 7,462,189 — 7,462,189
Ground Transportation .................. 8,460,014 — — 8,460,014
Health Care Equipment & Supplies ......... 17,759,408 — — 17,759,408
Health Care Providers & Services .......... 13,086,184 7,434,782 — 20,520,966
Hotels, Restaurants & Leisure ............. 12,800,835 6,963,186 — 19,764,021
Household Durables .................... — 7,122,404 — 7,122,404
Industrial Conglomerates ................ 4,084,638 2,853,862 — 6,938,500
Insurance ............................ — 6,392,521 — 6,392,521
Interactive Media & Services .............. 10,458,907 — — 10,458,907
IT Services ........................... 7,210,606 — — 7,210,606
Leisure Products ....................... 2,413,712 — — 2,413,712
Life Sciences Tools & Services ............ 7,157,221 — — 7,157,221
Machinery ............................ — 4,910,112 — 4,910,112
Media ............................... 8,509,315 — — 8,509,315
Oil, Gas & Consumable Fuels ............. — 22,573,839 — 22,573,839
Passenger Airlines ..................... — 1,940,434 — 1,940,434
Personal Care Products ................. — 11,145,897 — 11,145,897
Pharmaceuticals ....................... 8,756,008 7,459,945 — 16,215,953
Professional Services ................... — 3,519,166 — 3,519,166
Semiconductors & Semiconductor Equipment . 19,198,591 7,700,963 — 26,899,554
Software ............................. 4,253,004 3,916,347 — 8,169,351
Specialty Retail ........................ 9,776,965 5,735,664 — 15,512,629
Technology Hardware, Storage & Peripherals . — 10,976,816 — 10,976,816
Short Term Investments ................... — 17,900,000 — 17,900,000
Total Investments in Securities ........... $187,062,604 $196,152,375
a
$— $383,214,979
a
Includes foreign securities valued at $178,252,375, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

VIP SA1 07/23
Templeton Growth VIP Fund
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Semiannual Report
SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
23
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Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Templeton Growth VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Templeton Global
Advisors Limited (Manager) and the Trust. The Independent
Trustees received advice from and met separately with
Independent Trustee counsel in considering whether to
approve the continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all global multi-cap value funds underlying VIPs. The
Board noted that the Fund’s annualized total return for
the one-, three-, five and 10-year periods was below the
median of its respective Performance Universe. The Board
discussed the Fund’s performance with management
and management explained that the Fund’s relative
underperformance for the one-, three- and five-year
periods was due, in part, to the Fund’s underweight in US
securities relative to the Fund’s peers in its Performance
Universe during a time when US securities outperformed
non-US securities. Management further explained that
the Fund’s one-year relative underperformance was
primarily attributable to the Fund’s overweight positions in consumer discretionary and communication services, and
the Fund’s health care stock selection. The Board noted
management’s representation that the Fund had improved
performance for the fourth quarter of 2022 and year to
date in 2023. Management then discussed with the Board
the actions that are being taken in an effort to improve the performance of the Fund, including a continued focus on
the investment in high-quality companies and consideration
of mid-cap opportunities. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, one
other global multi-cap value fund underlying VIPs, three
global multi-cap core funds underlying VIPs, and one global
multi-cap growth fund underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for
the Fund were above the medians of its respective Expense
Group. The Board further noted management’s explanation
that the Expense Group for the Fund is not directly
comparable to the Fund because funds that comprise the
Expense Group have a higher allocation to domestic equity
than the Fund. Management further explained that when
the Fund is compared to a subset of its Expense Group that
has a smaller allocation to domestic equity similar to the
Fund, the Fund’s actual total expense ratio is more aligned
with peers. After consideration of the above, the Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response

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Shareholder Information
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Semiannual Report
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund, which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing the fund is inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
26
franklintempleton.com
Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

739 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Growth VIP Fund
Investment Manager Fund Administrator Distributor
Templeton Global Advisors Limited Franklin Templeton Services, LLC Franklin
Distributors, LLC

Semiannual Report
Franklin Rising
Dividends VIP Fund
A Series of Franklin Templeton Variable Insurance
Products Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 4
Financial Highlights and Schedule of Investments 5
Financial Statements 11
Notes to Financial Statements 14
Statement of Additional Information 20
Special Meeting of Shareholders 21
Shareholder Information 22

2
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
This semiannual report for Franklin Rising Dividends VIP
Fund covers the period ended June 30, 2023.
Fund Overview
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity securities, mostly common stocks, of financially sound companies that
have paid consistently rising dividends. The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
You can find the Fund’s six-month total return for all share classes in the Performance Summary. In comparison,
the Standard & Poor’s
®
500 Index (S&P 500
®
) posted a
+16.89% total return for the same period.
1
Please note the
Fund employs a bottom-up stock selection process, and the
managers invest in securities without regard to benchmark
comparisons.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ
from figures shown. Inception date of the Fund may have
preceded the effective dates of the subaccounts, contracts or their availability in all states.
Thank you for your participation in Franklin Rising Dividends
VIP Fund. We look forward to serving your future investment
needs.
Portfolio Composition
6/30/23
% of Total
Net Assets
Software 12.9%
Health Care Equipment & Supplies 9.5%
Chemicals 9.4%
Semiconductors & Semiconductor Equipment 5.5%
Aerospace & Defense 3.9%
Specialty Retail 3.6%
Health Care Providers & Services 3.2%
Oil, Gas & Consumable Fuels 3.1%
Consumer Staples Distribution & Retail 3.0%
Building Products 2.7%
Household Products 2.7%
Life Sciences Tools & Services 2.6%
IT Services 2.6%
Financial Services 2.6%
Other
*
28.7%
Short-Term Investments & Other Net Assets 4.0%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
6/30/23
Company
Industry
% of Total
Net Assets
a a
Microsoft Corp. 9.3%
Software
Linde plc 3.7%
Chemicals
Roper Technologies, Inc. 3.6%
Software
Stryker Corp. 3.6%
Health Care Equipment & Supplies
Analog Devices, Inc. 2.8%
Semiconductors & Semiconductor Equipment
UnitedHealth Group, Inc. 2.8%
Health Care Providers & Services
Accenture plc 2.6%
IT Services
Texas Instruments, Inc. 2.6%
Semiconductors & Semiconductor Equipment
Visa, Inc. 2.6%
Financial Services
Raytheon Technologies Corp. 2.6%
Aerospace & Defense
1. Source: Morningstar. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Performance Summary as of June 30, 2023
~
1
Franklin Rising Dividends VIP Fund
3
franklintempleton.com
Semiannual Report
Performance reflects the Fund’s class operating expenses, but does not include any contract fees, expenses or sales charges.
If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Inception date of the Fund may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
Fund Risks
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks.
The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
Share Class
6-Month Total
Return
–
1 +8.65%
2 +8.50%
4 +8.50%
1.
Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 w ithout Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice
.

Your Fund’s Expenses
Franklin Rising Dividends VIP Fund
4
franklintempleton.com
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Fund-Level
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,086.50 $3.30 $1,021.63 $3.20 0.64%
2 $1,000 $1,085.00 $4.59 $1,020.39 $4.45 0.89%
4 $1,000 $1,085.00 $5.11 $1,019.90 $4.95 0.99%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.18 $36.74 $30.17 $27.90 $25.75 $29.21
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.35 0.30 0.32 0.37 0.39
Net realized and unrealized gains (losses) 2.22 (4.55) 7.68 3.76 6.77 (1.65)
Total from investment operations ........ 2.41 (4.20) 7.98 4.08 7.14 (1.26)
Less distributions from:
Net investment income .............. (0.33) (0.35) (0.35) (0.41) (0.45) (0.44)
Net realized gains ................. (2.97) (4.01) (1.06) (1.40) (4.54) (1.76)
Total distributions ................... (3.30) (4.36) (1.41) (1.81) (4.99) (2.20)
Net asset value, end of period .......... $27.29 $28.18 $36.74 $30.17 $27.90 $25.75
Total return
c
....................... 8.65% (10.34)% 27.10% 16.23% 29.58% (4.84)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.64% 0.63% 0.65% 0.63% 0.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.64% 0.63% 0.63%
f
0.65%
f
0.63%
f
0.62%
f
Net investment income ............... 1.33% 1.18% 0.90% 1.20% 1.34% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $119,179 $114,787 $141,433 $156,585 $150,864 $157,838
Portfolio turnover rate ................ 2.09% 12.59% 3.92% 12.83% 7.26%
g
3.09%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.03 $35.42 $29.14 $26.99 $25.04 $28.46
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.21 0.24 0.29 0.31
Net realized and unrealized gains (losses) 2.12 (4.40) 7.41 3.65 6.57 (1.61)
Total from investment operations ........ 2.27 (4.13) 7.62 3.89 6.86 (1.30)
Less distributions from:
Net investment income .............. (0.26) (0.25) (0.28) (0.33) (0.37) (0.36)
Net realized gains ................. (2.97) (4.01) (1.06) (1.41) (4.54) (1.76)
Total distributions ................... (3.23) (4.26) (1.34) (1.74) (4.91) (2.12)
Net asset value, end of period .......... $26.07 $27.03 $35.42 $29.14 $26.99 $25.04
Total return
c
....................... 8.50% (10.57)% 26.79% 15.97% 29.23% (5.07)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.89% 0.88% 0.90% 0.88% 0.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.89% 0.88% 0.88%
f
0.90%
f
0.88%
f
0.87%
f
Net investment income ............... 1.08% 0.92% 0.66% 0.95% 1.09% 1.13%
Supplemental data
Net assets, end of period (000’s) ........ $1,274,131 $1,211,909 $1,513,905 $1,365,745 $1,387,688 $1,106,334
Portfolio turnover rate ................ 2.09% 12.59% 3.92% 12.83% 7.26%
g
3.09%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.06 $35.49 $29.22 $27.08 $25.11 $28.54
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.24 0.18 0.22 0.26 0.29
Net realized and unrealized gains (losses) 2.14 (4.41) 7.42 3.65 6.60 (1.62)
Total from investment operations ........ 2.27 (4.17) 7.60 3.87 6.86 (1.33)
Less distributions from:
Net investment income .............. (0.24) (0.25) (0.27) (0.32) (0.35) (0.34)
Net realized gains ................. (2.97) (4.01) (1.06) (1.41) (4.54) (1.76)
Total distributions ................... (3.21) (4.26) (1.33) (1.73) (4.89) (2.10)
Net asset value, end of period .......... $26.12 $27.06 $35.49 $29.22 $27.08 $25.11
Total return
c
....................... 8.50% (10.68)% 26.63% 15.85% 29.16% (5.16)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 0.99% 0.98% 1.00% 0.98% 0.97%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.99% 0.98% 0.98%
f
1.00%
f
0.98%
f
0.97%
f
Net investment income ............... 0.98% 0.84% 0.56% 0.85% 0.99% 1.03%
Supplemental data
Net assets, end of period (000’s) ........ $80,110 $70,696 $72,589 $51,137 $46,539 $32,825
Portfolio turnover rate ................ 2.09% 12.59% 3.92% 12.83% 7.26%
g
3.09%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Rising Dividends VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.0%
Aerospace & Defense 3.9%
General Dynamics Corp. ................................ United States 87,252 $ 18,772,268
Raytheon Technologies Corp. ............................ United States 389,246 38,130,538
56,902,806
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B ............................ United States 163,717 29,346,272
Banks 1.4%
JPMorgan Chase & Co. ................................. United States 142,325 20,699,748
Beverages 1.9%
PepsiCo, Inc. ........................................ United States 148,630 27,529,249
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 145,136 19,554,173
Building Products 2.7%
Carlisle Cos., Inc. ..................................... United States 60,902 15,623,190
Johnson Controls International plc ......................... United States 364,710 24,851,339
40,474,529
Capital Markets 1.0%
Nasdaq, Inc. ......................................... United States 300,500 14,979,925
Chemicals 9.4%
Air Products and Chemicals, Inc. .......................... United States 122,867 36,802,352
Albemarle Corp. ...................................... United States 79,410 17,715,577
Ecolab, Inc. .......................................... United States 105,709 19,734,813
Linde plc ............................................ United States 142,932 54,468,527
Sherwin-Williams Co. (The) .............................. United States 35,800 9,505,616
138,226,885
Commercial Services & Supplies 1.7%
Cintas Corp. ......................................... United States 49,172 24,442,418
Consumer Staples Distribution & Retail 3.0%
Target Corp. ......................................... United States 169,237 22,322,360
Walmart, Inc. ........................................ United States 139,108 21,864,996
44,187,356
Electrical Equipment 1.0%
nVent Electric plc ..................................... United States 282,226 14,582,617
Financial Services 2.6%
Visa, Inc., A .......................................... United States 162,462 38,581,476
Food Products 2.5%
McCormick & Co., Inc. ................................. United States 223,994 19,538,997
Mondelez International, Inc., A ............................ United States 230,400 16,805,376
36,344,373
Ground Transportation 2.1%
JB Hunt Transport Services, Inc. .......................... United States 73,330 13,274,930
Norfolk Southern Corp. ................................. United States 77,947 17,675,262
30,950,192
Health Care Equipment & Supplies 9.5%
Abbott Laboratories .................................... United States 246,795 26,905,591
Becton Dickinson & Co. ................................. United States 132,715 35,038,087
Medtronic plc ........................................ United States 283,254 24,954,677

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................................ United States 175,545 $ 53,557,024
140,455,379
Health Care Providers & Services 3.2%
CVS Health Corp. ..................................... United States 73,193 5,059,832
UnitedHealth Group, Inc. ................................ United States 86,300 41,479,232
46,539,064
Hotels, Restaurants & Leisure 2.6%
McDonald's Corp. ..................................... United States 100,399 29,960,066
Starbucks Corp. ...................................... United States 77,500 7,677,150
37,637,216
Household Products 2.7%
Colgate-Palmolive Co. ................................. United States 200,640 15,457,306
Procter & Gamble Co. (The) ............................. United States 157,894 23,958,835
39,416,141
Industrial Conglomerates 2.3%
Honeywell International, Inc. ............................. United States 165,675 34,377,562
Insurance 0.7%
Erie Indemnity Co., A ................................... United States 47,870 10,053,179
IT Services 2.6%
Accenture plc, A ...................................... United States 125,578 38,750,859
Life Sciences Tools & Services 2.6%
Danaher Corp. ....................................... United States 34,600 8,304,000
West Pharmaceutical Services, Inc. ........................ United States 79,701 30,483,241
38,787,241
Machinery 2.0%
Donaldson Co., Inc. ................................... United States 140,297 8,769,966
Dover Corp. ......................................... United States 139,088 20,536,343
29,306,309
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ....................................... United States 123,994 19,510,456
EOG Resources, Inc. .................................. United States 117,561 13,453,681
Exxon Mobil Corp. ..................................... United States 122,361 13,123,217
46,087,354
Pharmaceuticals 2.5%
Johnson & Johnson ................................... United States 160,329 26,537,656
Pfizer, Inc. ........................................... United States 272,315 9,988,514
36,526,170
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................... United States 215,494 41,980,386
Texas Instruments, Inc. ................................. United States 215,068 38,716,542
80,696,928
Software 12.9%
Microsoft Corp. ....................................... United States 402,528 137,076,885
Roper Technologies, Inc. ................................ United States 111,483 53,601,027
190,677,912
Specialty Retail 3.6%
Lowe's Cos., Inc. ...................................... United States 137,800 31,101,460

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ..................................... United States 202,030 $ 22,653,624
53,755,084
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 23,400 4,538,898
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., B ......................................... United States 224,384 24,765,262
Trading Companies & Distributors 1.7%
WW Grainger, Inc. ..................................... United States 31,493 24,835,065
Total Common Stocks (Cost $538,637,108) .....................................
1,414,007,642
Short Term Investments 4.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 60,419,981 60,419,981
Total Money Market Funds (Cost $60,419,981) ..................................
60,419,981
Total Short Term Investments (Cost $60,419,981 ) ................................
60,419,981
a
Total Investments (Cost $599,057,089) 100.1% ..................................
$1,474,427,623
Other Assets, less Liabilities (0.1)% ...........................................
(1,007,290)
Net Assets 100.0% ...........................................................
$1,473,420,333
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $538,637,108
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 60,419,981
Value - Unaffiliated issuers .................................................................. $1,414,007,642
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 60,419,981
Receivables:
Capital shares sold ........................................................................ 297,098
Dividends ............................................................................... 939,190
Total assets .......................................................................... 1,475,663,911
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,079,288
Management fees ......................................................................... 718,570
Distribution fees .......................................................................... 273,501
Trustees' fees and expenses ................................................................. 1,964
Accrued expenses and other liabilities ........................................................... 170,255
Total liabilities ......................................................................... 2,243,578
Net assets, at value ................................................................. $1,473,420,333
Net assets consist of:
Paid-in capital ............................................................................. $573,712,713
Total distributable earnings (losses) ............................................................. 899,707,620
Net assets, at value ................................................................. $1,473,420,333
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $119,179,235
Shares outstanding ........................................................................ 4,367,434
Net asset value and maximum offering price per share ............................................. $27.29
Class 2:
Net assets, at value ....................................................................... $1,274,130,664
Shares outstanding ........................................................................ 48,872,740
Net asset value and maximum offering price per share ............................................. $26.07
Class 4:
Net assets, at value ....................................................................... $80,110,434
Shares outstanding ........................................................................ 3,067,590
Net asset value and maximum offering price per share ............................................. $26.12

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,515,219
Non-controlled affiliates (Note 3 e ) ............................................................. 1,201,102
Total investment income ................................................................... 13,716,321
Expenses:
Management fees (Note 3 a ) ................................................................... 4,420,542
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,512,160
    Class 4 ................................................................................ 127,114
Custodian fees (Note 4 ) ...................................................................... 3,217
Reports to shareholders fees .................................................................. 9,106
Professional fees ........................................................................... 29,464
Trustees' fees and expenses .................................................................. 10,006
Other .................................................................................... 77,284
Total expenses ......................................................................... 6,188,893
Expense reductions (Note 4 ) ............................................................... (526)
Expenses waived/paid by affiliates (Note 3e) ................................................... (96,274)
Net expenses ......................................................................... 6,092,093
Net investment income ................................................................ 7,624,228
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 20,244,551
Foreign currency transactions ................................................................ (412)
Net realized gain (loss) .................................................................. 20,244,139
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 87,713,327
Net realized and unrealized gain (loss) ............................................................ 107,957,466
Net increase (decrease) in net assets resulting from operations .......................................... $115,581,694

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin Rising Dividends VIP Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,624,228 $13,041,568
Net realized gain (loss) ................................................. 20,244,139 148,983,389
Net change in unrealized appreciation (depreciation) ........................... 87,713,327 (353,422,116)
Net increase (decrease) in net assets resulting from operations ................ 115,581,694 (191,397,159)
Distributions to shareholders:
Class 1 ............................................................. (12,866,402) (16,307,359)
Class 2 ............................................................. (140,577,078) (157,005,061)
Class 4 ............................................................. (8,704,113) (9,292,634)
Total distributions to shareholders .......................................... (162,147,593) (182,605,054)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 7,652,648 4,783,970
Class 2 ............................................................. 102,894,648 23,522,172
Class 4 ............................................................. 12,047,189 15,160,023
Total capital share transactions ............................................ 122,594,485 43,466,165
Net increase (decrease) in net assets ................................... 76,028,586 (330,536,048)
Net assets:
Beginning of period ..................................................... 1,397,391,747 1,727,927,795
End of period .......................................................... $1,473,420,333 $1,397,391,747

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Rising Dividends VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 134,491 $3,880,927 302,160 $9,036,236
Shares issued in reinvestment of distributions .......... 476,357 12,866,401 600,459 15,485,835
Shares redeemed ............................... (316,947) (9,094,680) (678,695) (19,738,101)
Net increase (decrease) .......................... 293,901 $7,652,648 223,924 $4,783,970
Class 2 Shares:
Shares sold ................................... 2,008,810 $55,818,551 9,317,862 $275,753,134
Shares issued in reinvestment of distributions .......... 5,446,613 140,577,077 6,338,517 157,005,061
Shares redeemed ............................... (3,424,184) (93,500,980) (13,561,372) (409,236,023)
Net increase (decrease) .......................... 4,031,239 $102,894,648 2,095,007 $23,522,172
Class 4 Shares:
Shares sold ................................... 290,053 $8,059,117 508,852 $14,897,164
Shares issued in reinvestment of distributions .......... 336,716 8,704,113 374,401 9,292,634
Shares redeemed ............................... (171,335) (4,716,041) (316,486) (9,029,775)
Net increase (decrease) .......................... 455,434 $12,047,189 566,767 $15,160,023
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.633% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$28,362,957 and $59,101,184, respectively.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 61,564,833 $ 74,794,044 $ (75,938,896) $ — $ — $ 60,419,981 60,419,981 $ 1,201,102
Total Affiliated Securities ... $61,564,833 $74,794,044 $(75,938,896) $— $— $60,419,981 $1,201,102
Cost of investments .......................................................................... $601,566,332
Unrealized appreciation ........................................................................ $876,456,627
Unrealized depreciation ........................................................................ (3,595,336)
Net unrealized appreciation (depreciation) .......................................................... $872,861,291
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
7. Credit Facility
(continued)

VIP SA1 07/23
Franklin Rising Dividends VIP Fund
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SUPPLEMENT DATED JULY 10, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023 OF
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The Statement of Additional Information is amended as follows:
I. All references to "The Bank of New York Mellon" under the heading "Policies and Procedures Regarding the
Release of Portfolio Holdings" are removed.
II. The following replaces in its entirety the "Custodian" section under "Management and Other Services”:
Custodian JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the
offices of its branches and agencies throughout the world, acts as custodian of the Fund’s securities and assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-
compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.
Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, Illinois, 60523, acts as the custodian of the Strategic
Income Fund's marketplace loans.
Please keep this supplement with your SAI for future reference.

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Franklin Templeton Variable Insurance Products Trust
FRANKLIN RISING DIVIDENDS VIP FUND
REPORT OF INSPECTOR OF ELECTION
I, the undersigned Inspector of Election at the reconvened Special Meeting of Shareholders of Franklin Rising
Dividends VIP Fund (a series of Franklin Templeton Variable Insurance Products Trust), held on March 9, 2023, have duly canvassed the vote of the Shareholders for the Proposals set forth in the Notice of Meeting and report thereon, as follows:
I hereby submit a list of Shareholders, together with proxies representing a total of 51,032,014 shares or 99.26%
of those eligible to vote (51,413,276 shares) on the record date, January 5, 2023, representing a quorum.
Of the above, the following is noted:
1. To eliminate the criterion related to the pricing of rising dividends companies that is used to identify “rising dividends”
companies for purposes of the Fund’s fundamental investment policy to invest at least 65% of its net assets in securities of certain companies (the “65% Policy”):
2. To modify the criteria related to reinvestment of earnings by, and levels of debt of, rising dividend companies for purposes of the 65% Policy to exclude utility companies from the application of such criteria:
3. To reclassify the 65% Policy as non-fundamental:
Dated: March 9, 2023
San Mateo, California
/s/Aivy Castillo
Aivy Castillo
Inspector of Election
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 44,035,343 85.65% 86.29%
Against 3,232,662 6.29% 6.33%
Abstain 3,764,008 7.32% 7.38%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 44,037,794 85.65% 86.29%
Against 3,211,911 6.25% 6.29%
Abstain 3,782,308 7.36% 7.41%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 43,205,997 84.04% 84.66%
Against 3,448,854 6.71% 6.76%
Abstain 4,377,163 8.51% 8.58%

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Rising Dividends VIP Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Funds to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.

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Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all large-cap core funds underlying VIPs. The Board
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was above the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from the fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 12
other large-cap core funds underlying VIPs. The Board noted
that the Management Rate and actual total expense ratio for
the Fund were above the medians of its respective Expense
Group. The Board further noted that the Fund’s Management
Rate was approximately three and one-half basis points
above the median of its Expense Group. After consideration
of the above, the Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
that addresses the overall profitability of FT’s US fund
business, as well as its profits in providing investment
management and other services to the fund during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided

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Semiannual Report
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management fee
breakpoints for the Fund which operate generally to share
any economies of scale with a Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

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Shareholder Information
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Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

773 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Rising Dividends VIP Fund
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin
Distributors, LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation
of Disclosure Controls and Procedures
.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023